REGISTRATION FILE NO. 333-72596
                                                                       811-04234
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                              --------------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|
                          PRE-EFFECTIVE AMENDMENT NO.                |_|
                        POST-EFFECTIVE AMENDMENT NO. 9               |X|

                                     AND/OR

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                        |_|

                               AMENDMENT NO. 24                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                         MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                   Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

It is proposed that this filing will become effective (check appropriate box)

     |_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

     |X|  on May 1, 2007 pursuant to paragraph (b) of Rule 485.

     |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|  on              pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

             TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

================================================================================

MONY America Variable Account L

Variable Universal Life Insurance Policy


PROSPECTUS DATED MAY 1, 2007


Issued by
MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------

The Policy described in this prospectus is currently not offered for sale. This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:



--------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
--------------------------------------------------------------------------------
o AIM V.I. Financial Services Fund        o AIM V.I. Technology Fund
o AIM V.I. Global Health Care Fund
--------------------------------------------------------------------------------
 The Alger American Fund -- Class O Shares
--------------------------------------------------------------------------------
o Alger American Balanced Portfolio++     o Alger American MidCap Growth
                                            Portfolio++
--------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
--------------------------------------------------------------------------------
o Multimanager High Yield Portfolio*
--------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
--------------------------------------------------------------------------------
o AXA Aggressive Allocation Portfolio**   o AXA Moderate Allocation Portfolio**
o AXA Conservative Allocation             o AXA Moderate-Plus Allocation
  Portfolio**                               Portfolio**
o AXA Conservative-Plus Allocation
  Portfolio**
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------
o EQ/FI Mid Cap Portfolio                 o EQ/Lord Abbett Mid Cap Value
o EQ/Government Securities Portfolio        Portfolio
o EQ/JPMorgan Core Bond Portfolio         o EQ/Money Market Portfolio
o EQ/Long Term Bond Portfolio             o EQ/Van Kampen Emerging Markets
o EQ/Lord Abbett Growth and Income          Equity Portfolio
  Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------
o All Asset Allocation Portfolio***       o EQ/Montag & Caldwell Growth
o EQ/Boston Advisors Equity Income          Portfolio
  Portfolio                               o EQ/PIMCO Real Return Portfolio
o EQ/Calvert Socially Responsible         o EQ/Small Company Growth Portfolio+
  Portfolio                               o EQ/UBS Growth and Income Portfolio
o EQ/GAMCO Small Company Value
  Portfolio
--------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------
o Flexible Bond Portfolio++               o International Growth Portfolio
o Forty Portfolio
--------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
--------------------------------------------------------------------------------
o MFS(R) Mid Cap Growth Series++          o MFS(R) Total Return Series++
o MFS(R) New Discovery Series++           o MFS(R) Utilities Series
--------------------------------------------------------------------------------
 Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------
o Old Mutual Select Value Portfolio++
--------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)        o StocksPLUS Growth and Income
                                            Portfolio
--------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------
o Global Value Equity Portfolio++         o U.S. Real Estate Portfolio++
--------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about June 18, 2007, subject to regulatory approval.

*** This is the investment option's new name effective on or about July 9, 2007, subject to regulatory approval. Please see "The Porfolios" later in this Prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.0% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

This prospectus is used with current Owners only. You should note that the features, charges and investment options under the Policy may vary depending on the state where you reside and/or the date on which you purchased the Policy. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Policy.



The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          x01567

                                                                       MLA-VUL02

Table of contents
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1.  BENEFITS AND RISKS SUMMARY                                               1
--------------------------------------------------------------------------------
Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              3
Fee tables                                                                   4



--------------------------------------------------------------------------------
2.  WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                          12
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                      12


How to reach us                                                             12

MONY America Variable Account L                                             12
Changes to the Variable Account                                             12



--------------------------------------------------------------------------------
3.  THE PORTFOLIOS                                                          14
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Your right to vote portfolio shares                                         18
Disregard of voting instructions                                            18



--------------------------------------------------------------------------------
4.  THE GUARANTEED INTEREST ACCOUNT                                         19
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5.  THE POLICY                                                              20
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Applying for a Policy                                                       20
Temporary insurance coverage                                                20
Backdating                                                                  20
Owner                                                                       20
Canceling the Policy                                                        20



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6.  PREMIUMS                                                                21
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General                                                                     21
Initial premium                                                             21
Tax-free "Section 1035" exchanges                                           21
Scheduled premiums                                                          21
Electronic payments                                                         22
Unscheduled premiums                                                        22
Repayment of outstanding debt                                               22
Allocating premiums                                                         22



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7.  HOW YOUR FUND VALUE VARIES                                              23
--------------------------------------------------------------------------------
Fund Value                                                                  23
Cash Value                                                                  23
Subaccount Values                                                           23
Subaccount Unit Value                                                       23
Guaranteed Interest Account Value                                           23

i  Table of contents

--------------------------------------------------------------------------------
8.  TRANSFERS                                                               24
--------------------------------------------------------------------------------
Transfers by third parties                                                  24
Disruptive transfer activity                                                24



--------------------------------------------------------------------------------
9.  DEATH BENEFITS                                                          26
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Amount of Death Benefit proceeds payable                                    26
Death Benefit options                                                       26
Changing Death Benefit options                                              27
Changing the Specified Amount                                               27
Increases                                                                   27
Decreases                                                                   27



--------------------------------------------------------------------------------
10.  OTHER OPTIONAL INSURANCE BENEFITS                                      29
--------------------------------------------------------------------------------
Term Life Term Rider                                                        29
Additional Term Life Insurance Rider                                        29
Enhanced Maturity Extension Rider                                           29
Maturity Extension Rider                                                    29
Spouse's Yearly Renewable Term Rider/Other Insured Term Rider               29
Accidental Death and Dismemberment Rider                                    29
Purchase Option Rider                                                       29
Waiver of Monthly Deduction Rider                                           29
Waiver of Specified Premiums Rider                                          29
Accelerated Death Benefit Rider                                             30
Children's Term Life Insurance Rider                                        30



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11.  BENEFITS AT MATURITY                                                   31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12.  ACCESSING YOUR MONEY                                                   32
--------------------------------------------------------------------------------
Surrenders                                                                  32
Partial surrenders                                                          32
Effect of partial surrenders on Fund Value and
     Death Benefit proceeds                                                 32
Loans                                                                       32
Effects of Policy loans                                                     33



--------------------------------------------------------------------------------
13.  TERMINATION                                                            34
--------------------------------------------------------------------------------
General                                                                     34
Special rules for first three Policy Years                                  34
Amounts you must pay to keep your Policy                                    34
Your Policy will remain in effect during the grace period                   34
Reinstatement                                                               34



--------------------------------------------------------------------------------
14.  PAYMENTS AND TELEPHONE/FACSIMILE/WEB
     TRANSACTIONS                                                           36
--------------------------------------------------------------------------------
Telephone/facsimile/web transactions                                        36

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15. CHARGES AND DEDUCTIONS                                                  37
--------------------------------------------------------------------------------
Deductions from premium payments                                            37
Deductions from the Variable Account                                        37
Deductions from Fund Value -- the Monthly Deduction                         38
Transaction charges                                                         39
Illustration projection report fee                                          39



--------------------------------------------------------------------------------
16.  TAX CONSIDERATIONS                                                     40
--------------------------------------------------------------------------------
Introduction                                                                40
Tax status of the Policy                                                    40
Tax treatment of Policy benefits                                            40
Our income taxes                                                            43



--------------------------------------------------------------------------------
17.  OTHER POLICY INFORMATION                                               44
--------------------------------------------------------------------------------
Policy illustrations                                                        44
Exchange privilege                                                          44
Assignment                                                                  44
Settlement options                                                          44
Misstatement of age or sex                                                  44
Suicide exclusion                                                           44
Incontestability                                                            44
Other changes to your Policy                                                44
Variations among policies                                                   44



--------------------------------------------------------------------------------
18.  ADDITIONAL INFORMATION                                                 45
--------------------------------------------------------------------------------
Distribution of the policies                                                45
Other information                                                           46
Legal proceedings                                                           46



--------------------------------------------------------------------------------
19.  FINANCIAL STATEMENTS                                                   47
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX -- GLOSSARY                                                       A-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
Statement of Additional Information
Table of contents
--------------------------------------------------------------------------------

                                                           Table of contents  ii

1. Benefits and risks summary

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. Please consult your agent and refer to your Policy for details. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.


POLICY BENEFITS


LIFE INSURANCE PROTECTION FOR YOUR BENEFICIARIES

o The Policy provides a means for you to accumulate life insurance that can pass free of federal and state income taxes to your Beneficiaries.

o We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are three decisions you must make about the death benefit. First, when you apply for your Policy, you must decide how much life insurance coverage (the Specified Amount) you need on the Insured's life. Second, you must choose a Death Benefit option. Finally, you must decide which death benefit compliance test you would like -- the Cash Value Accumulation Test (this test generally will not limit the amount you pay into the Policy), or the Guideline Premium/Cash Value Corridor Test (this test generally results in a greater Death Benefit amount).

o We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of the Insured's death plus Fund Value on the date of the Insured's death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit Option that you selected, subject to limitations described in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS

o You may borrow against your Policy for up to 90% of your Policy's Cash Value less any accrued loan interest due on the next Policy Anniversary. If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

o You may request a partial surrender at any time before the maturity date. Partial surrenders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

o While the Insured is alive, you can surrender your Policy at any time for its Cash Value. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate the Cash Value in the Guaranteed Interest Account so that it will not be less than your Cash Value in the Guaranteed Interest Account on that policy anniversary, as adjusted for transactions since that policy anniversary. A surrender charge may apply. A surrender may have tax consequences.

o If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the provisions of the Maturity Extension Rider or the Enhanced Maturity Extension Rider.

o You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

VARIETY OF INVESTMENT OPTIONS

o You may allocate your net premiums (your premium payment less the deductions we take) among the Subaccounts and the Guaranteed Interest Account.

o The Subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the Subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the Subaccount invested.

o The Guaranteed Interest Account is part of our General Account. We will credit interest of at least 4.0% annually on amounts invested in the Guarantee Interest Account.

o As your needs or financial goals change, you can change your investment mix. You may transfer Fund Value among any of the Subaccounts or between the Subaccounts and the Guaranteed Interest Account within limits, as described later in this prospectus, while continuing to defer current income taxes.


o The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA



1  Benefits and risks summary

   Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



DOLLAR-COST AVERAGING

o Under our dollar-cost averaging program, you may transfer Policy Values on a monthly or quarterly basis from any investment option to any other investment option through written request or other method acceptable to us. By investing the same amount on a regular basis, you do not have to worry about timing the market. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.


PORTFOLIO REBALANCING

o Our portfolio rebalancing program can help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program does not guarantee an investment gain or protect against an investment loss.


SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Other optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxed as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain partial or full surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


POLICY TERMINATION

o If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus the applicable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.


POLICY IS SUITED ONLY FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part


                                                   Benefits and risks summary  2
   of your Fund Value in the near future. Please note, if you surrender your Policy in the early Policy Years, the surrender charge may be significant.


PORTFOLIO RISKS

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the death benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


3  Benefits and risks summary

FEE TABLES

The following tables describe the fees and expenses an Owner may pay when buying, owning, and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you may pay when buying the Policy, paying premiums, surrendering or taking a partial surrender from the Policy, transferring Fund Value between the Subaccounts and the Guaranteed Interest Account, or taking a loan.

--------------------------------------------------------------------------------
                          Transaction Fees
--------------------------------------------------------------------------------
 Charge                           When Charge is Deducted
--------------------------------------------------------------------------------
Sales Charge Imposed on           Upon receipt of each premium
Premiums(1)                       payment
--------------------------------------------------------------------------------
Premium Tax Charge(2)             Upon receipt of each premium
                                  payment
--------------------------------------------------------------------------------
DAC Charge(3)                     Upon receipt of each premium
                                  payment
--------------------------------------------------------------------------------
Surrender Charge(4)               Upon surrender of the Policy
  o    Minimum and Maximum
       Charge(5)

  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------
Partial Surrender Fee             Upon a partial surrender of the
                                  Policy
--------------------------------------------------------------------------------
Transfer Fee                      Upon transfer of Fund Value


------------------------------------------------------------------------------------------------------------
                                             Transaction Fees
------------------------------------------------------------------------------------------------------------
                                              Amount Deducted
                                   -------------------------------------------------------------------------
 Charge                            Guaranteed Charge                  Current Charge
                                   -------------------------------------------------------------------------
Sales Charge Imposed on           4.00% of premiums paid             4.00% of premiums paid
Premiums(1)
------------------------------------------------------------------------------------------------------------
Premium Tax Charge(2)             2.25% of premiums paid             2.25% of premiums paid
------------------------------------------------------------------------------------------------------------
DAC Charge(3)                     1.25% of premiums paid             1.25% of premiums paid(3)
------------------------------------------------------------------------------------------------------------
Surrender Charge(4)

  o    Minimum and Maximum        $2.88 to $51.20 per $1,000         $2.88 to $51.20 per $1,000
       Charge(5)                  Specified Amount of Fund Value     Specified Amount of Fund Value
                                  surrendered                        surrendered

  o    Charge for a 35 year old   $5.80 per $1,000 Specified         $5.80 per $1,000 Specified
        male, preferred,          Amount of Fund Value               Amount of Fund Value
        non-smoker, Specified     surrendered                        surrendered
        Amount of $250,000, 0
        years after Policy issue,
        non-qualified plan
------------------------------------------------------------------------------------------------------------
Partial Surrender Fee             $ 10                               $ 10
Transfer Fee                      $25 for each transfer of Fund      We currently do not assess this
                                  Value                              charge
------------------------------------------------------------------------------------------------------------

(1) The sales charge varies by Policy Year and Specified Amount, and varies from 0.5% to 4.0% of each premium paid. Different rules apply in New Jersey: the sales charge is 4% for all Policy years where the Specified Amount in force is less than $500,000 and 2% for all Policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.


(2) We reserve the right to increase or decrease the current or maximum charge for taxes resulting from a change in tax law or from any change in the relevant tax cost to us.

(3) The DAC charge is used to cover our estimated cost of federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy in connection with an individual qualified plan or in other situations where the premiums received are not subject to the relevant tax provisions.


(4) The surrender charge varies based on the Insured's issue age, gender, smoking status, risk class, and number of years since Policy issue or any increases in Specified Amount. The surrender charge grades to zero over 15 years for Insureds with an issue age of less than 75 (and over 10 years for Insureds with an issue age over 75). The surrender charge shown may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the surrender charge that applies to your Policy. You may obtain more information about your surrender charge from your agent or by contacting us at the address noted on the cover page of this prospectus.


(5) The minimum guaranteed and current surrender charge is based on an Insured with the following characteristics: female, issue age 0, surrendering in Policy year 1; the maximum guaranteed and current surrender charge is based on an Insured with the following characteristics: male, standard, non-smoker, age 85, surrendering in Policy year 1.

                                                    Benefits and risks summary 4

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.


         Periodic Charges Other Than Portfolio Operating Expenses
--------------------------------------------------------------------------------
 Charge                           When Charge is Deducted
--------------------------------------------------------------------------------
Cost of Insurance Charge(6)       On Policy Date and each Monthly
                                  Anniversary Day
  o    Minimum and Maximum
       Charge(7)

  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------
Administrative Charge             On Policy Date and each Monthly
                                  Anniversary Day
--------------------------------------------------------------------------------
Per $1,000 of Specified           On Policy Date and each Monthly
Amount Charge(8)                  Anniversary Day during first 10
                                  Policy Years and for 10 years
                                  following an increase in Specified
                                  Amount
  o    Minimum and Maximum
       Charge(9)

  o    Charge for a 35 year old
       male, preferred
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       and non-qualified plan
--------------------------------------------------------------------------------
Mortality and Expense Risk        Daily
Charge
--------------------------------------------------------------------------------
Loan Interest Spread(10)          On each policy anniversary after
                                  a loan is taken, or upon death,
                                  surrender, or lapse, if earlier
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                         Periodic Charges Other Than Portfolio Operating Expenses
---------------------------------------------------------------------------------------------------
                                                     Amount Deducted
                                   ----------------------------------------------------------------
 Charge                            Guaranteed Charge                   Current Charge
---------------------------------------------------------------------------------------------------
Cost of Insurance Charge(6)

  o    Minimum and Maximum        $0.06 to $83.33 per $1,000 of       $0.01 to $21.27 per $1,000 of
       Charge(7)                  amount at risk                      amount at risk

  o    Charge for a 35 year old   $0.14 per $1,000 of amount          $0.07 per $1,000 of amount
       male, preferred,           at risk                             at risk
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       non-qualified plan
---------------------------------------------------------------------------------------------------
Administrative Charge             $  5                                $  5
---------------------------------------------------------------------------------------------------
Per $1,000 of Specified
Amount Charge(8)

  o    Minimum and Maximum        $0.07 to $0.28 per $1,000           $0.07 to $0.28 per $1,000
       Charge(9)                  Specified Amount                    Specified Amount

  o    Charge for a 35 year old   $0.08 per $1,000 Specified          $0.08 per $ 1,000 Specified
       male, preferred            Amount                              Amount
       non-smoker, Specified
       Amount of $250,000, 0
       years after Policy issue,
       and non-qualified plan
---------------------------------------------------------------------------------------------------
Mortality and Expense Risk        0.001% (0.35% annually) of          0.001% (0.35% annually) of
Charge                            Fund Value in each Subaccount       Fund Value in each Subaccount
---------------------------------------------------------------------------------------------------
Loan Interest Spread(10)          0.75% of Fund Value in the Loan     0.75% of Fund Value in the Loan
                                  Account for Policy years 1-10       Account for Policy years 1-10
                                  (0.25% in Policy years 11+)         (0.25% in Policy years 11+)
---------------------------------------------------------------------------------------------------

(6) The cost of insurance charge, the cost of insurance charge for the Term Life Term Rider, and the cost of insurance charge for the Additional Term Life Insurance Rider vary based on the Insured's issue age (or age on date of increase), gender, risk class and the duration of the Policy, and the Specified Amount. The cost of insurance charge shown the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the guaranteed cost of insurance charge that applies to your Policy. You may obtain more information about your cost of insurance charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(7) The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, smoker, standard, issue age 4, and 0 years since Policy issue; the minimum current cost of insurance charge assumes an Insured with the following characteristics: female, non-smoker, preferred, Specified Amount less than $250,000, issue age 3, and 0 years since Policy issue; the maximum guaranteed cost of insurance charge is based on all Insureds attained age 99; the maximum current cost of insurance charge assumes an Insured with the following characteristics: male, smoker, standard, Specified Amount less than $250,000, issue age 85, and 14 years since Policy issue.

(8) The $1,000 Specified Amount charge varies based on the Insured's issue age (or age on date of increase) gender, risk class, and Specified Amount. The Per $1,000 of Specified Amount Charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the per $1,000 Specified Amount charge that applies to your Policy. You may obtain more information about your per $1,000 Specified Amount charge from your agent or by contacting us at the address noted on the cover page of this prospectus.

(9) The minimum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 0 at the time of Policy issue; the maximum guaranteed and current charge per $1,000 Specified Amount assumes an Insured at age 85 at the time of Policy issue with a Specified Amount of less than $500,000.

(10) The loan interest spread is the difference between the amount of interest we charge you on loans and the amount of interest we credit to amounts held in the Loan Account to secure your loans. We guarantee that the maximum interest we charge on loans will not exceed an effective annual rate of 5.0% for Policy years 1-20 (5.25% for Policy years 1-10 for Policies issued before January 6, 2003) and an effective annual rate of 4.25% for Policy years 21 and later (4.75% for Policy years 11 and after for Policies issued before January 6, 2003). We guarantee that the minimum interest we credit to the Loan Account to secure your loans will be at least equal to an effective annual rate of 4.0% (4.5% for Policies issued before January 6,
     2003)


5 Benefits and risks summary

--------------------------------------------------------------------------------
                        Optional Rider Charges
--------------------------------------------------------------------------------
 Rider                            When Charge is Deducted
--------------------------------------------------------------------------------
Cost of Insurance Charge for      On date of issuance of rider and
Term Life Term Rider(6)           each Monthly Anniversary Day

  o    Minimum and Maximum
       Charge(11)

  o    Charge for a 35 year old
       male, preferred,
       non-smoker, Specified
       Amount of $250,000, 0
       years since Policy issue,
       non-qualified plan
--------------------------------------------------------------------------------
Cost of Insurance Charge for      On issuance of rider and each
Additional Term Life Insurance    Monthly Anniversary Day
Rider(6)

  o    Minimum and Maximum
       Charge(12)
  o    Charge for a 35 year old
       male, non-smoker, 0
       years from the issue date
       of the Rider
--------------------------------------------------------------------------------
Enhanced Maturity Extension       On issuance of rider, and each
Rider                             Monthly Anniversary Day
--------------------------------------------------------------------------------
Maturity Extension Rider          No charge
--------------------------------------------------------------------------------
Spouse's Yearly Renewable         On issuance of rider and each
Term Rider/Other Insured Term     Monthly Anniversary Day
Rider(13)

  o    Minimum and Maximum
       Charge(14)

  o    Charge for a 35 year old
       female, non smoker,
       preferred, Specified
       Amount in force of
       $250,000, 0 years from
       the issue date of the
       Rider
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
                                      Optional Rider Charges
---------------------------------------------------------------------------------------------
                                                    Amount Deducted
                                   ----------------------------------------------------------
 Rider                             Guaranteed Charge               Current Charge
---------------------------------------------------------------------------------------------
Cost of Insurance Charge for
Term Life Term Rider(6)

  o    Minimum and Maximum        $0.08 to $10.45 per $1,000 of   $0.04 to $6.59 per $1,000 of
       Charge(11)                 term insurance                  term insurance

  o    Charge for a 35 year old   $0.14 per $1,000 of term        $0.07 per $1,000 of term
       male, preferred,           insurance                       insurance
       non-smoker, Specified
       Amount of $250,000, 0
       years since Policy issue,
       non-qualified plan
---------------------------------------------------------------------------------------------
Cost of Insurance Charge for
Additional Term Life Insurance
Rider(6)

  o    Minimum and Maximum        $0.08 to $83.33 per $1,000 of   $0.01 to $23.63 per $1,000 of
       Charge(12)                 term insurance                  term insurance

  o    Charge for a 35 year old   $0.14 per $1,000 of term        $0.04 per $1,000 of term
       male, non-smoker, 0        insurance                       insurance
       years from the issue date
       of the Rider
---------------------------------------------------------------------------------------------
Enhanced Maturity Extension       $0.01 per $1,000 Specified      $0.01 per $ 1,000 Specified
Rider                             Amount plus term insurance      Amount plus term insurance
---------------------------------------------------------------------------------------------
Maturity Extension Rider                        --                              --
Spouse's Yearly Renewable
Term Rider/Other Insured Term
Rider(13)

  o    Minimum and Maximum        $0.07 to $6.60 per $1,000 of    $0.07 to $6.60 per $1,000 of
       Charge(14)                 term insurance                  term insurance

  o    Charge for a 35 year old   $0.12 per $1,000 of term        $0.12 per $1,000 of term
       female, non smoker,        insurance                       insurance
       preferred, Specified
       Amount in force of
       $250,000, 0 years from
       the issue date of the
       Rider

                                                    Benefits and risks summary 6

--------------------------------------------------------------------------------
                   Optional Rider Charges (continued)
--------------------------------------------------------------------------------
 Rider                                   When Charge is Deducted
--------------------------------------------------------------------------------
Accidental Death and              On issuance of rider and on each
Dismemberment Rider(15)           Monthly Anniversary Day until the
                                  policy anniversary following the
                                  70th birthday of the Insured. For
                                  issue ages under 5, charges
                                  commence with the policy
                                  anniversary following the 5th
                                  birthday.
  o    Minimum and Maximum
       Charge(16)

  o    Charge for a 35 year old
--------------------------------------------------------------------------------
Purchase Option Rider(15)         On issuance of rider and on each
                                  Monthly Anniversary Day until the
                                  policy anniversary following the
                                  49th birthday of the Insured

  o    Minimum and Maximum
       Charge(17)

  o    Charge for a 35 year old
--------------------------------------------------------------------------------
Waiver of Monthly Deduction       On issuance of rider and on each
Rider(18)                         Monthly Anniversary Day until the
                                  policy anniversary following the
                                  65th anniversary birthday of the
                                  Insured. For issue ages under 5,
                                  charges commence with the policy
                                  anniversary following the Insured's
                                  5th birthday
  o    Minimum and Maximum
       Charge(19)

  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, and
       0 years from the issue
       date of the rider
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                 Optional Rider Charges (continued)
-------------------------------------------------------------------------------------------------
                                                     Amount Deducted
 Rider                            Guaranteed Charge                Current Charge

Accidental Death and
Dismemberment Rider(15)
  o   Minimum and Maximum         $0 to $0.17 per $1,000 of        $0 to $0.17 per $1,000 of
      Charge(16)                  accidental death and             accidental death and
                                  dismemberment insurance          dismemberment insurance

  o   Charge for a 35 year old    $0.09 per $1,000 of accidental   $0.09 per $1,000 of accidental
                                  death and dismemberment          death and dismemberment
                                  insurance                        insurance
-------------------------------------------------------------------------------------------------
Purchase Option Rider(15)

  o    Minimum and Maximum        $0.05 to $0.36 of purchase       $0.05 to $0.36 of purchase
       Charge(17)                 option insurance                 option insurance

  o    Charge for a 35 year old   $0.25 per $1,000 of purchase     $0.25 per $1,000 of purchase
                                  option insurance                 option insurance
-------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction
Rider(18)

  o    Minimum and Maximum        $0 to $0.29 per $1,000 of        $0 to $0.29 per $1,000 of
       Charge(19)                 Specified Amount plus Term       Specified Amount plus Term
                                  Insurance                        Insurance

  o    Charge for a 35 year old   $0.01 per $1,000 of Specified    $0.01 per $1,000 of Specified
       male, non-smoker,           Amount plus Term Insurance       Amount plus Term Insurance
       preferred, Specified
       Amount of $250,000, and
       0 years from the issue
       date of the rider
-------------------------------------------------------------------------------------------------

7 Benefits and risks summary

--------------------------------------------------------------------------------
                    Optional Rider Charges (continued)
--------------------------------------------------------------------------------
 Rider                            When Charge is Deducted
--------------------------------------------------------------------------------
Waiver of Specified Premiums      On issuance of rider and on each
Rider(18)                         Monthly Anniversary Day until the
                                  policy anniversary following the
                                  65th anniversary birthday of the
                                  Insured. For issue ages under 5,
                                  charges commence with the policy
                                  anniversary following the Insured's
                                  5th birthday
  o    Minimum and Maximum
       Charge(20)

  o    Charge for a 35 year old
        male, non-smoker,
        preferred, Specified
        Amount of $250,000, 0
        years from the issue date
        of the rider
--------------------------------------------------------------------------------
Accelerated Death Benefit         No charge
Rider
--------------------------------------------------------------------------------
Children's Term Life Insurance    On issuance of the rider and on
Rider(21)                         each Monthly Anniversary Day until
                                  the policy anniversary following the
                                  Insured's 65th birthday
  o    Minimum and Maximum
       Charge(22)
  o    Charge for a 35 year old
       male, non-smoker,
       preferred, Specified
       Amount of $250,000, no
       Waiver of Monthly
       Deduction Rider attached
       to the Policy, and 0 years
       since the issue date of
       the rider
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                   Optional Rider Charges (continued)
----------------------------------------------------------------------------------------------------
                                                     Amount Deducted
                                   -----------------------------------------------------------------
 Rider                             Guaranteed Charge                  Current Charge
----------------------------------------------------------------------------------------------------
Waiver of Specified Premiums
Rider(18)

  o    Minimum and Maximum        $0 to $0.77 per $10 of Specified   $0 to $0.77 per $10 of Specified
       Charge(20)                 Amount                             Amount

  o    Charge for a 35 year old   $0.06 per $10 of Specified         $0.06 per $10 of Specified
       male, non-smoker,          Amount                             Amount
       preferred, Specified
       Amount of $250,000, 0
       years from the issue date
       of the rider
----------------------------------------------------------------------------------------------------
Accelerated Death Benefit                        --                                 --
Rider
----------------------------------------------------------------------------------------------------
Children's Term Life Insurance
Rider(21)

  o    Minimum and Maximum        $0.48 to $0.49 per $1,000 of       $0.48 to $0.49 per $1,000 of
       Charge(22)                 insurance coverage                 insurance coverage

  o    Charge for a 35 year old   $0.48 per $1,000 of insurance      $0.48 per $1,000 of insurance
       male, non-smoker,          coverage                           coverage
       preferred, Specified
       Amount of $250,000, no
       Waiver of Monthly
       Deduction Rider attached
       to the Policy, and 0 years
       since the issue date of
       the rider
----------------------------------------------------------------------------------------------------

(11) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 20, 0 years since issue of rider, and minimum Specified Amount of $100,000; the maximum guaranteed charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 79, and minimum Specified Amount of $100,000; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 60, 19 years since issue of rider, and minimum Specified Amount of $100,000.

(12) The minimum guaranteed charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000; the minimum current charge for this rider assumes an Insured with the following characteristics: female, non-smoker, preferred, issue age 21, minimum Specified Amount of $100,000, and 0 years since issue of the rider; the maximum guaranteed charge for this rider is based on all Insureds at age 99; the maximum current charge for this rider assumes an Insured with the following characteristics: male, smoker, standard, issue age 85, minimum Specified Amount of $100,000, and 15 years since issue of the rider.

(13) The Spouse's Yearly Renewable Term Rider charge varies based on the spouse's gender, age, smoking status, and duration of the Policy. The Spouse's Yearly Renewable Term Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Spouse's Yearly Renewable Term Rider charge that applies to your Policy. You may obtain more information about your Spouse's Yearly Renewable Term Rider charge from your agent or by contacting us at the address noted on the cover page of the prospectus.

(14) The minimum guaranteed and current charge for this rider assumes an Insured with the following characteristics: female, issue age 18, non-smoker, and 0 years since the issue of the rider; the maximum guaranteed and current charge for this rider assumes an Insured with the following characteristics: male, smoker, issue age 70, and 0 years since the issue of the rider.

(15) The Accidental Death and Dismemberment Rider and Purchase Option Rider charges vary based on the age of the Insured. The Rider charges shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charges that apply to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(16) The minimum guaranteed and current charge for this rider assumes an Insured attained ages 0-4; the maximum guaranteed and current charge for this rider assumes an Insured attained age 69.

                                                    Benefits and risks summary 8

(17) The minimum guaranteed and current charge for this rider assumes an Insured issue age 0; the maximum guaranteed and current charge for this rider assumes an Insured issue age 46.

(18) The Waiver of Monthly Deduction Rider and Waiver of Specified Premiums Rider vary based on the Insured's age, gender, and risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(19) The minimum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes Insured attained ages 0-4; the maximum guaranteed and current charge for the Waiver of Monthly Deduction Rider assumes an Insured with the following characteristics: attained age 59, male, smoker.

(20) The minimum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 0; the maximum guaranteed and current charge for the Waiver of Specified Premiums Rider assumes an Insured attained age 59.

(21) The Children's Term Life Insurance Rider varies based on the Insured's risk class. The Rider charge shown in the table may not be representative of the charge that a particular Owner will pay. Please see your Policy for more information about the Rider charge that applies to your Policy. You may obtain more information about your Rider charges from your agent or by contacting us at the address noted on the cover page of the prospectus.

(22) The minimum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is not attached to the base Policy; the maximum guaranteed and current charge for the Children's Term Life Insurance Rider assumes an Insured in the standard risk class and that a Waiver of Monthly Deduction Rider is attached to the base Policy.


The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2006. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.





--------------------------------------------------------------------------------------------------------------------
                                      Total Annual Portfolio Operating Expenses
                              (expenses that are deducted from portfolio assets):
--------------------------------------------------------------------------------------------------------------------
                                                                                            Minimum     Maximum
Total Annual Portfolio Operating Expenses (including management fees, distribution ---------------------------------
and/or service or 12b-1 fees, and other expenses)                                            0.47%       1.52%
--------------------------------------------------------------------------------------------------------------------



The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2006. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.





     ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)
-----------------------------------------------------------------------------------
                                                            Distribu-
                                                            tion and
                                                             Service
                                                Manage-      (12b-1)       Other
 Portfolio Name                               ment Fees(1)    Fees(2)   Expenses(3)
-----------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
-----------------------------------------------------------------------------------
AIM V.I. Financial Services Fund             0.75%          --         0.37%
AIM V.I. Global Health Care Fund6            0.75%          --         0.35%
AIM V.I. Technology Fund                     0.75%          --         0.37%
-----------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
-----------------------------------------------------------------------------------
Alger American Balanced Portfolio++          0.71%          --         0.15%
Alger American MidCap Growth Portfolio++     0.76%          --         0.15%
-----------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
-----------------------------------------------------------------------------------
Multimanager High Yield Portfolio*           0.58%          --         0.18%
-----------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
-----------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio**        0.10%        0.25%        0.18%
AXA Conservative Allocation Portfolio**      0.10%        0.25%        0.22%
AXA Conservative-Plus Allocation Portfolio** 0.10%        0.25%        0.18%
AXA Moderate Allocation Portfolio**          0.10%        0.25%        0.17%
AXA Moderate-Plus Allocation Portfolio**     0.10%        0.25%        0.17%
-----------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
-----------------------------------------------------------------------------------
EQ/FI Mid Cap Portfolio                      0.68%          --         0.15%
EQ/Government Securities Portfolio           0.50%          --         0.22%
EQ/JPMorgan Core Bond Portfolio              0.44%          --         0.15%
EQ/Long Term Bond Portfolio                  0.43%          --         0.15%
EQ/Lord Abbett Growth and Income Portfolio   0.65%          --         0.26%
EQ/Lord Abbett Mid Cap Value Portfolio       0.70%          --         0.18%
-----------------------------------------------------------------------------------


                                                 Acquired     Total
                                                Fund Fees     Annual                   Net Total
                                                   and       Expenses    Fee Waiv-      Annual
                                                Expenses      (Before   ers and/or     Expenses
                                                (Underly-     Expense     Expense       (After
                                                   ing        Limita-   Reimburse-     Expense
 Portfolio Name                               Portfolios)(4)   tions)      ments(5)   Limitations)
--------------------------------------------------------------------------------------------------
 AIM Variable Insurance Funds -- Series I Shares
--------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund             0.01%          1.13%        0.00%      1.13%
AIM V.I. Global Health Care Fund(6)          0.01%          1.11%        0.00%      1.11%
AIM V.I. Technology Fund                     0.00%          1.12%        0.00%      1.12%
--------------------------------------------------------------------------------------------------
 The Alger American Fund -- Class O Shares
--------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio++            --           0.86%       (0.04)%     0.82%
Alger American MidCap Growth Portfolio++       --           0.91%          --       0.91%
--------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class A Shares
--------------------------------------------------------------------------------------------------
Multimanager High Yield Portfolio*             --           0.76%          --       0.76%
--------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
--------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio**        0.91%          1.44%       (0.18)%     1.26%
AXA Conservative Allocation Portfolio**      0.67%          1.24%       (0.22)%     1.02%
AXA Conservative-Plus Allocation Portfolio** 0.72%          1.25%       (0.18)%     1.07%
AXA Moderate Allocation Portfolio**          0.78%          1.30%       (0.17)%     1.13%
AXA Moderate-Plus Allocation Portfolio**     0.85%          1.37%       (0.17)%     1.20%
--------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Portfolio                        --           0.83%       (0.08)%     0.75%
EQ/Government Securities Portfolio             --           0.72%          --       0.72%
EQ/JPMorgan Core Bond Portfolio                --           0.59%          --       0.59%
EQ/Long Term Bond Portfolio                    --           0.58%        0.00%      0.58%
EQ/Lord Abbett Growth and Income Portfolio     --           0.91%       (0.16)%     0.75%
EQ/Lord Abbett Mid Cap Value Portfolio         --           0.88%       (0.08)%     0.80%


9 Benefits and risks summary


ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2006 (CONTINUED)
                           (AS A PERCENTAGE OF NET ASSETS)
--------------------------------------------------------------------------------------
                                                               Distribu-
                                                               tion and
                                                                Service
                                                   Manage-      (12b-1)        Other
 Portfolio Name                                  ment Fees(1)   Fees(2)     Expenses(3)
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------
EQ/Money Market Portfolio                       0.33%          --         0.14%
EQ/Van Kampen Emerging Markets Equity Portfolio 1.12%          --         0.40%
--------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------------
All Asset Allocation Portfolio***               0.10%        0.25%        0.20%
EQ/Boston Advisors Equity Income Portfolio      0.75%        0.25%        0.15%
EQ/Calvert Socially Responsible Portfolio       0.65%        0.25%        0.25%
EQ/GAMCO Small Company Value Portfolio          0.78%        0.25%        0.14%
EQ/Montag & Caldwell Growth Portfolio           0.75%        0.25%        0.16%
EQ/PIMCO Real Return Portfolio                  0.55%        0.25%        0.18%
EQ/Small Company Growth Portfolio+              1.00%        0.25%        0.17%
EQ/UBS Growth and Income Portfolio              0.75%        0.25%        0.17%
--------------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------
Flexible Bond Portfolio++                       0.55%        0.25%        0.10%
Forty Portfolio                                 0.64%        0.25%        0.06%
International Growth Portfolio                  0.64%        0.25%        0.07%
--------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust -- Initial Class Shares
--------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series++                  0.75%          --         0.15%
MFS(R) New Discovery Series++                   0.90%          --         0.13%
MFS(R) Total Return Series(7)++                 0.75%          --         0.10%
MFS(R) Utilities Series                         0.75%          --         0.11%
--------------------------------------------------------------------------------------
 Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------------
Old Mutual Select Value Portfolio++             0.75%          --         0.21%
--------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(8)             0.25%          --         0.65%
StocksPLUS Growth and Income Portfolio(9)       0.30%          --         0.25%
--------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------
Global Value Equity Portfolio++                 0.67%          --         0.38%
U.S. Real Estate Portfolio++                    0.74%          --         0.27%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                                    Acquired      Total
                                                   Fund Fees     Annual                   Net Total
                                                      and       Expenses    Fee Waiv-      Annual
                                                   Expenses      (Before   ers and/or     Expenses
                                                   (Underly-     Expense     Expense       (After
                                                      ing        Limita-   Reimburse-     Expense
 Portfolio Name                                 Portfolios)(4)    tions)      ments5     Limitations)
--------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------------
EQ/Money Market Portfolio                         --           0.47%          --       0.47%
EQ/Van Kampen Emerging Markets Equity Portfolio   --           1.52%        0.00%      1.52%
--------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------------------------------
All Asset Allocation Portfolio***               0.72%          1.27%       (0.20)%     1.07%
EQ/Boston Advisors Equity Income Portfolio        --           1.15%       (0.10)%     1.05%
EQ/Calvert Socially Responsible Portfolio         --           1.15%       (0.10)%     1.05%
EQ/GAMCO Small Company Value Portfolio            --           1.17%        0.00%      1.17%
EQ/Montag & Caldwell Growth Portfolio             --           1.16%       (0.01)%     1.15%
EQ/PIMCO Real Return Portfolio                    --           0.98%       (0.08)%     0.90%
EQ/Small Company Growth Portfolio+                --           1.42%       (0.12)%     1.30%
EQ/UBS Growth and Income Portfolio                --           1.17%       (0.12)%     1.05%
--------------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------------------------
Flexible Bond Portfolio++                         --           0.90%        0.00%      0.90%
Forty Portfolio                                   --           0.95%          --       0.95%
International Growth Portfolio                    --           0.96%          --       0.96%
--------------------------------------------------------------------------------------------------------
 MFS(R) Variable Insurance Trust -- Initial Class Shares
--------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series++                    --           0.90%        0.00%      0.90%
MFS(R) New Discovery Series++                     --           1.03%        0.00%      1.03%
MFS(R) Total Return Series(7)++                   --           0.85%       (0.02)%     0.83%
MFS(R) Utilities Series                           --           0.86%        0.00%      0.86%
--------------------------------------------------------------------------------------------------------
 Old Mutual Insurance Series Fund
--------------------------------------------------------------------------------------------------------
Old Mutual Select Value Portfolio++               --           0.96%       (0.02)%     0.94%
--------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(8)               --           0.90%        0.00%      0.90%
StocksPLUS Growth and Income Portfolio(9)         --           0.55%        0.00%      0.55%
--------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------------------------
Global Value Equity Portfolio++                   --           1.05%        0.00%      1.05%
U.S. Real Estate Portfolio++                      --           1.01%        0.00%      1.01%
--------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the invest ment option's former name.

** This investment option will be available on or about June 18, 2007, subject to regulatory approval.

*** This is the investment option's new name effective on or about July 9, 2007, subject to regulatory approval. Please see "The Portfolios" later in this Prospectus for the investment option's former name.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

1 The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 5 for any expense limitation agreement information.

2 Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.

3 Other expenses shown are those incurred in 2006. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 5 for any expense limitation agreement.

4 Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. The fees and expenses are based on the respective weighted investment allocation as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

5 The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived



                                                   Benefits and risks summary 10
     or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense of short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
     (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2008. For the fiscal year ending December 31, 2007, Old Mutual Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the Old Mutual Select Value Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expense) do not exceed 0.94%. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 0.94%. Old Mutual Capital and Liberty Ridge Capital, Inc., the Portfolio's previous advisor, have agreed to not seek reimbursement for fees previously waived by Liberty Ridge. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio and the StocksPLUS Growth and Income Portfolio, respectively, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90% and 0.65% of their respective average daily net assets. Under each of the respective Expenses Limitation Agreements, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust and MFS(R) Variable Insurance Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:





----------------------------------------------------------
Portfolio Name
----------------------------------------------------------
   EQ/FI Mid Cap Portfolio                           0.72%
----------------------------------------------------------
   EQ/GAMCO Small Company Value Portfolio            1.16%
----------------------------------------------------------
   EQ/Lord Abbett Growth and Income Portfolio        0.74%
----------------------------------------------------------
   EQ/Montag & Caldwell Growth Portfolio             1.13%
----------------------------------------------------------
   EQ/UBS Growth and Income Portfolio                1.03%
----------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity Portfolio   1.50%
----------------------------------------------------------



6 Through April 30, 2008, for the AIM V.I. Global Health Care Fund, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion). The fee waiver reflects this agreement.

7 The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.

8 "Other Expenses" reflect an administrative fee of 0.50% and a servicing fee of 0.15%.

9 "Other Expenses" reflect an administrative fee of 0.10% and a servicing fee of 0.15%.


The expense information regarding the Funds was provided by those Funds. We have not independently verified this information.

We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.


11 Benefits and risks summary

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired of The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/Fax/Web Transactions" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.





--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------

For policy owner inquiries, write our Operations Center:
MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, New York 13202

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------

Our automated voice response system is normally available seven days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time,


--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------


If you are an AXA Advisors, client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs.)

You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/Fax/Web Transactions" later in this prospectus.



MONY AMERICA VARIABLE ACCOUNT L

We established MONY America Variable Account L as a separate account under Arizona law on February 15, 1985. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Income, gains and losses, realized or unrealized, from assets allocated to the Variable Account and of each Subaccount are credited to or charged against the Variable Account and that Subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a Subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.


CHANGES TO THE VARIABLE ACCOUNT

We may add new Subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authori-


                              Who is MONY Life Insurance Company of America?  12
ties, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

We may also, where permitted by law:

o  combine the Variable Account with any of our other separate accounts;

o  transfer assets of the Variable Account to another separate account;

o add new Subaccounts to, or remove existing Subaccounts from, the Variable Account;

o make Subaccounts (including new Subaccounts) available to such classes of Polices as we may determine;

o  add new Funds or remove existing Funds;

o  deregister the Variable Account under the 1940 Act; and

o operate the Variable Account under the direction of a committee or in any other form permitted by law.

We will notify you of any changes we make.

13  Who is MONY Life Insurance Company of America?

3. The Portfolios

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this policy, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Variety of investment options" under "Policy benefits" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.



---------------------------------------------------------------------------------------------------------------------------------
                                                                                          Investment Manager (or Sub-Adviser(s),
 Portfolio Name               Objective                                                   as applicable)
---------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS A SHARES(*)
---------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(1)    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation                              LLC
                                                                                         o Post Advisory Group, LLC
---------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS B SHARES
---------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION**   Seeks long-term capital appreciation.                      o AXA Equitable
---------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCA-      Seeks a high level of current income.                      o AXA Equitable
 TION**
---------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION**                 greater emphasis on current income.
---------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION**     Seeks long-term capital appreciation and current income.   o AXA Equitable
---------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION**                 with a greater emphasis on capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA SHARES
---------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.                         o Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------------------------------


                                                               The Portfolios 14

----------------------------------------------------------------------------------------
 Portfolio Name                Objective
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA SHARES
----------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
----------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without
 INCOME                        excessive fluctuation in market value.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         Seeks long-term capital appreciation.
 MARKETS EQUITY
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IB SHARES
----------------------------------------------------------------------------------------
ALL ASSET ALLOCATION***        Seeks long-term capital appreciation and current income.
----------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an
 INCOME                        above-average and consistent total return.
----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPON-    Seeks long-term capital appreciation.
 SIBLE
----------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
----------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
----------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation with income as a secondary consideration.
----------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
----------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES    Seeks capital growth.
 FUND
----------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE    Capital growth.
 FUND
----------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND       Seeks capital growth.
----------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
----------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        Seeks current income and long-term capital appreciation.
 PORTFOLIO++
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                                Investment Manager (or Sub-Adviser(s),
 Portfolio Name                 as applicable)
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA SHARES
----------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING         o Morgan Stanley Investment
 MARKETS EQUITY                  Management, Inc.
----------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IB SHARES
----------------------------------------------------------------------------------------
ALL ASSET ALLOCATION***        o AXA Equitable
----------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, LLC
 INCOME
----------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPON-    o Calvert Asset Management Company, Inc.
 SIBLE
                               o Bridgeway Capital Management, Inc.
----------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         o GAMCO Asset Management, Inc.
 VALUE
----------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
----------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company,
                                 LLC
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       o Bear Stearns Asset Management Inc.
                               o Eagle Asset Management, Inc.
                               o Wells Capital Management Inc.
----------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       o UBS Global Asset Management
                                 (Americas) Inc.
----------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
----------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES    A I M Advisors, Inc.
 FUND
----------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE    A I M Advisors, Inc.
 FUND
----------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND       A I M Advisors, Inc.
----------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
----------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED        Fred Alger Management, Inc.
 PORTFOLIO++
----------------------------------------------------------------------------------------


15 The Portfolios

----------------------------------------------------------------------------------------
 Portfolio Name                   Objective
----------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
----------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP            Seeks long-term capital appreciation.
 GROWTH PORTFOLIO++
----------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 SERVICE SHARES
----------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO++        Seeks to obtain maximum total return, consistent with
                                 preservation of capital.
----------------------------------------------------------------------------------------
FORTY PORTFOLIO                  Seeks long-term growth of capital.
----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH             Seeks long-term growth of capital.
 PORTFOLIO
----------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL SHARES
----------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES++   Seeks capital appreciation.
----------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES++    Seeks capital appreciation.
----------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES++     Seeks total return.
----------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES          Seeks total return.
----------------------------------------------------------------------------------------
 OLD MUTUAL INSURANCE SERIES
 FUND
----------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE          Seeks to provide long-term growth of capital and income.
 PORTFOLIO++                     Current income is a secondary objective.
----------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS SHARES
----------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO            Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                      tion of capital and prudent investment management.
----------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND            An enhanced S&P 500 index strategy that seeks total
 INCOME PORTFOLIO                return, which exceeds the return of the S&P 500 Index.
----------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- CLASS I SHARES
----------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY              The Portfolio seeks long-term capital appreciation by
 PORTFOLIO++                     investing primarily in equity securities of issuers
                                 through-out the world, including U.S. issuers.
----------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO++     The Portfolio seeks to provide above average current
                                 income and long-term capital appreciation by investing
                                 primarily in equity securities of companies in the U.S.
                                 real estate industry, including real estate investment
                                 trusts.
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  Investment Manager (or Sub-Adviser(s),
 Portfolio Name                   as applicable)
--------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS O SHARES
--------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP            Fred Alger Management, Inc.
 GROWTH PORTFOLIO++
--------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 SERVICE SHARES
--------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO++        Janus Capital Management LLC
--------------------------------------------------------------------------------
FORTY PORTFOLIO                  Janus Capital Management LLC
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH             Janus Capital Management LLC
 PORTFOLIO
--------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL SHARES
--------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES++   Massachusetts Financial Services Company
--------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES++    Massachusetts Financial Services Company
--------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES++     Massachusetts Financial Services Company
--------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES          Massachusetts Financial Services Company
--------------------------------------------------------------------------------
 OLD MUTUAL INSURANCE SERIES
 FUND
--------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE          Old Mutual Capital, Inc.
 PORTFOLIO++                     (sub advised by Liberty Ridge Capital, Inc.)
--------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS SHARES
--------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO            Pacific Investment Company LLC
 (UNHEDGED)
--------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND            Pacific Investment Company LLC
 INCOME PORTFOLIO
--------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- CLASS I SHARES
--------------------------------------------------------------------------------
GLOBAL VALUE EQUITY              Morgan Stanley Investment Management, Inc.
 PORTFOLIO++                     (subadvised by Morgan Stanley Investment Man-
                                 agement Limited)
--------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO++     Morgan Stanley Investment Management, Inc.
--------------------------------------------------------------------------------




(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------------------------------------------------
 FN          Portfolio Name until May 29, 2007
--------------------------------------------------------------------------------
   (1)      AXA Premier VIP High Yield
--------------------------------------------------------------------------------



** This investment option will be available on or about June 18, 2007, subject to regulatory approval.



*** This portfolio information reflects the portfolio's name change effective on or about July 9, 2007, subject to regulatory approval. The portfolio's name in effect, until on or about July 9, 2007, is EQ/Enterprise Moderate Allocation.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this


                                                               The Portfolios 16
and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


17 The Portfolios

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.


We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. One result of proportional voting is that a small number of policy owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.



DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


                                                              The Portfolios  18

4. The Guaranteed Interest Account

--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account.

Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of its General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0107% compounded daily, for a minimum effective annual rate of 4.0%. However, in some states and/or if we issued your Policy before January 6, 2003, we guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0121% compounded daily, for a minimum effective annual rate of 4.5%. We may, in our sole discretion, declare current interest in excess of the 4.0% annual rate. We may declare excess interest based on such factors including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest may be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate may be declared for a new 12-month period. At the end of the renewal period, all monies will earn an interest rate which is declared monthly and applies for a one-month period. Any rate we declare in excess of the minimum interest rate may be changed or discontinued by us at anytime after it is declared, but such change or discontinuance will only affect the crediting of interest that accrues after the change or discontinuance.

We bear the full investment risk for Fund Value allocated to the Guaranteed Interest Account.


19  The Guaranteed Interest Account

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.


APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Operations Center. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.0% -- in some states and/or if we issued your Policy before January 6, 2003, your premium will earn interest at an effective annual rate of 4.5%). See "Premiums". Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.



TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, the Insured must be between the ages of 15 days and 71 years old and must be able to satisfactorily answer several health questions. Your initial premium must be in the amount of at least the Minimum Monthly Premium (see below) for the Policy for which you applied. This coverage will take effect on the date you sign the application and pay the premium. Temporary insurance coverage will end on the earliest of:

o the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for;

o the 15th day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;

o no later than 90 days from the date the temporary insurance agreement is signed;

o the 45th day after the form is signed if you have not finished the last required medical exam;

o    5 days after we send notice to you that we declined to issue any Policy;
     and

o    the date you tell us that the Policy will be refused.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $500,000, less

2. the deductions from premium and the monthly deduction due prior to the date of death.

We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy. Please contact your agent and see the Statement of Additional Information for more information about temporary insurance coverage.


BACKDATING

We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the record date so that you can obtain lower insurance rates, based on a younger insurance age. We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.


OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.


CANCELING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Operations Center, or to the agent who sold it, and receive a refund of the full amount of the premium paid. The Right to Return Policy period runs for 10 days (or longer in certain states) after you receive the Policy.


                                                                  The Policy  20

6. Premiums

--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Operations Center. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.

The total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect.

We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.


INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:

1.   your Specified Amount;

2.   any riders you added to the Policy; and

3. the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.

We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.



TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy and there will be a new Surrender Charge for this Policy. Other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium payment you must make under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may make your premium payments according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should consider changing the amount of your scheduled premium payments if:

     o  you change your Specified Amount;

     o  you change your Death Benefit option;

     o  you change or add a rider;

     o you take a partial surrender when you have elected Death Benefit Option 1 (see "Death Benefits"); or you select Subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Operations Center. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after an increase in Specified Amount that will provide you with the increased Minimum Monthly Premium amount.


Please note: During the first three Policy Years or the three Policy Years following an increase in Specified Amount (if that increase became effective during the first three Policy Years), premiums paid less partial surrenders (excluding their fees) and any Outstanding Debt must at least equal the Minimum Monthly Premium times the number of months the Policy has been in force.


21  Premiums

ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability at the time of payment. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.


ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the Subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. You may change your allocations at any time by writing or calling our Operations Center. The change will apply to the net premium payments on the Business Day we receive your instructions.

We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your net premium to the Subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the Subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.

You may also elect to change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions".

If you make an unscheduled premium payment, you may specify an allocation choice that differs from your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premium payments. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.


                                                                    Premiums  22

7. How your Fund Value varies

--------------------------------------------------------------------------------

FUND VALUE

Fund Value is the entire amount we hold under your Policy for you. Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.


CASH VALUE

Cash Value on any Business Day is Fund Value reduced by any surrender charge and any Outstanding Debt.


SUBACCOUNT VALUES

On any Business Day, the value of a Subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into Units. When you make allocations to a Subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a Subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of Units you hold in a Subaccount.


SUBACCOUNT UNIT VALUE

We arbitrarily set the Unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit value by subtracting (b) from (a) and dividing the result by (c), where:

(a) is the per share net asset value on the Business Day of the applicable fund portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Day.

(b)  is the mortality and expense risk charge accrued as of that Business Day.

(c) is the total number of Units held in the Subaccount on the Business Day before the purchase or redemption of any Units on that Day.

GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, Fund Value in the Guaranteed Interest Account is:

o the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

o withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.


23  How your Fund Value varies

8. Transfers

--------------------------------------------------------------------------------

After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the Subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a Subaccount will take effect at the end of the Business Day we receive your request at our Operations Center. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, on the Business Day that falls on, or next follows, the date we receive your request at our Operations Center. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. See "Payments and telephone/facsimile/web transactions." We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments and telephone/facsimile/web transactions."

We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each Policy Year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and deductions."


Please see "Variety of investment options" under "Policy benefits" in "Benefits and risks summary" for more information about your role in managing your allocations.



TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will mail notification to you and/or the third party generally within one Valuation Date if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


                                                                   Transfers  24

We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time under the policy, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



25  Transfers

9. Death Benefits

--------------------------------------------------------------------------------

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and telephone/facsimile/web transactions." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

1.   the Policy's Death Benefit; plus

2.   any insurance proceeds provided by rider; less

3. any Outstanding Debt, and if the death of the Insured occurs during any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability," and "Misstatement of age or sex," and "Suicide exclusion."


DEATH BENEFIT OPTIONS

When you apply for a Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your amount at risk will be lower which may result in lower cost of insurance charges in later Policy Years. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Fund Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $100,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Fund Value (thus reducing cost of insurance charges) you should consider choosing Death Benefit Option 1. Subject to certain restrictions, you may change your Death Benefit Option, see below.

Under Death Benefit Option 1, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

Your death benefit percentage will vary by the definition of life insurance you selected. A table showing the death benefit percentages is in your Policy. If you want to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Under Death Benefit Option 2, your Death Benefit will be the greater of:

a. the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, plus Fund Value on the date of the Insured's Death, or

b. Fund Value on the date of the Insured's death multiplied by a death benefit percentage.

The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Fund Value varies. If you want to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt.

We also assume that you selected the Guideline Premium Test. Policy 1 shows what your Death Benefit would be for a Policy with low Fund Value. Policy 2 shows what your Death Benefit would be for a Policy with a higher Fund Value.


                                                              Death Benefits  26

---------------------------------------------------------
                                   Policy 1      Policy 2
---------------------------------------------------------
Specified Amount               $ 100,000     $ 100,000
Fund Value on Date of Death    $  35,000     $  85,000
Death Benefit Percentage             120 %         120 %
Death Benefit under Option 1   $ 100,000     $ 102,000
Death Benefit under Option 2   $ 135,000     $ 185,000
---------------------------------------------------------

CHANGING DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change will be the Monthly Anniversary Day on or next after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Specified Premium rider or a Waiver of Monthly Deduction Benefit rider is in effect. Additional information about the riders available under the Policy is available from your agent and in the Statement of Additional Information.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the amount at risk. Generally, the amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value -- The Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option I to Death Benefit Option 2 will generally result in an amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time because the cost of insurance rates increase with the Insured's age. Changing the Death Benefit Option may have tax consequences. You should consult a tax adviser before changing the Death Benefit Option.


CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the amount at risk, which may decrease your cost of insurance over time. We offer a term life insurance rider. Depending on your circumstances, it may be more cost effective for you to purchase this rider rather than increasing your Specified Amount.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.


INCREASES

o You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Operations Center. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o You can only increase the Specified Amount until the Insured's age 85 (Insured's age 70 for individual qualified plans).

o You may not increase your Specified Amount if Monthly Deductions are being waived under the Waiver of Monthly Deduction rider, or premiums are being waived under the Waiver of Specified Premiums rider.

o    Your cost of insurance charges will increase.

o The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

o If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.


DECREASES

o You may decrease the Specified Amount (or the amount of term insurance added by rider) by submitting a written application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

o    You may not decrease the Specified Amount below $100,000.

o    We will apply decreases in your Specified Amount in the following order:


27  Death Benefits

     1. against the most recent increase, regardless if it is Specified 1. Amount increase or additional term life insurance rider amount increase;

     2. against the next most recent increases successively, regardless if it is Specified Amount increase or additional term life insurance rider amount increase;

     3. against additional term life insurance rider amount provided under the original application; and

     4. against insurance provided by the Specified Amount under the original application.

o Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you elected the Guaranteed Death Benefit to Age 100 rider, your Minimum Monthly Premium will be adjusted for the decrease in Specified Amount.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o  Rider coverages may be affected by a decrease in Specified Amount.

o We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.

Changes in the additional term life insurance amount will be subject to the same rules discussed above for Specified Amount changes.


                                                              Death Benefits  28

10. Other optional insurance benefits

--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add or modify the riders we are making available at any time before they become an effective part of your policy.

See "Tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.

The following riders are available under the Policy. Not all riders are available in all states.


TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company or any other plan we choose to offer. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider is no longer available for new elections).


ADDITIONAL TERM LIFE INSURANCE RIDER

This rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702. See "Tax Considerations."


ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value. There is a monthly cost for this rider which is deducted monthly from the Fund Value.


This option must be elected at least 30 days but no more than 90 days before the original maturity date. If you elect this rider, the Maturity Extension Rider will not be effective. If you elect to end this rider, we will automatically provide coverage under the Maturity Extension Rider. Adding this rider to a policy and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


MATURITY EXTENSION RIDER

This rider extends coverage beyond the original maturity date until the date death proceeds become payable. Death proceeds payable upon the surviving Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. This rider is automatically included in all jurisdictions where available. The extension must be elected at least 30 days but no more than 90 days before the original maturity date. Electing the extension and continuing the policy beyond the policy's maturity date may have tax consequences. (See "Tax considerations")


SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80. (This rider is no longer available for new elections).


ACCIDENTAL DEATH AND DISMEMBERMENT RIDER

This rider pays a benefit amount if the Insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the Insured's age 5 and before the Insured's age 70 and within 90 days of the accident.


PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the Insured has a covered total disability for 6 months without interruption and the policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Per $1,000 Specified Amount charges, (3) cost of insurance charges, and (4) rider charges.


WAIVER OF SPECIFIED PREMIUMS RIDER

This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the Insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary net charges. We will allocate net premiums among the


29  Other optional insurance benefits

Subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the Monthly Deductions due under your Policy.


ACCELERATED DEATH BENEFIT RIDER

This rider provides you with the ability to accelerate a portion of the Policy's base Death Benefit if the Insured is diagnosed with a terminal illness that reduces the Insured's life expectancy to 12 months or less and you provide satisfactory proof of the terminal illness. The accelerated benefit amount will be the lesser of 50% of the Policy's base Death Benefit or $250,000, and we will pay the accelerated Death Benefit in one lump sum to the Owner. Adding this rider to a policy or requesting an accelerated death benefit under this rider may have tax consequences.


CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the dependent children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.

Contact our Operations Center or your agent for additional information about these additional insurance benefits. (This rider is no longer available for new elections).



                                           Other optional insurance benefits  30

11. Benefits at maturity

--------------------------------------------------------------------------------

The maturity date for this Policy unless the Maturity Extension Rider or the Enhanced Maturity Extension Rider is elected is the policy anniversary following the Insured's 100th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy See "Tax considerations" for the tax treatment of an endowment benefit. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death if you elect the maturity extension rider or the enhanced maturity extension rider. The maturity extension rider is automatically included in all jurisdictions where available. The death proceeds payable upon the Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. Under the enhanced maturity extension rider, the death benefit payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.

There is no charge for maturity extension rider, but there is a charge for the enhanced maturity extension rider. You may not elect both the maturity extension rider and the enhanced maturity extension rider. Please see the riders or your agent for more information.


31  Benefits at maturity

12. Accessing your money

--------------------------------------------------------------------------------

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Operations Center. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt. However, if you surrender your Policy within 30 days of a policy anniversary, we will calculate your Cash Value in the Guaranteed Interest Account as follows. On the Business Day we determine your Cash Value, your Cash Value in the Guaranteed Interest Account will not be less than the Cash Value in the Guaranteed Interest Account as of that policy anniversary, less adjustments for partial surrenders (including fees), transfers (including transfer fees) and policy loans taken since that policy anniversary. Unless you select an optional payment plan, we will pay any proceeds in a lump sum.

A surrender, including a "partial surrender" (see below), may have adverse tax consequences. See "Tax considerations."


PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender request at any time from your Policy by writing us at our Operations Center. We will process your partial surrender request at the end of Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $100,000. If you have taken a loan on your Policy, we limit the amount of your partial surrender so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

You must allocate an amount or percentage of your Fund Value in the Subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a Subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.


EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS


If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.


There is a fee for each partial surrender of $10. Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of your Cash Value at any time by writing us at our Operations Center. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a Subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.0% (in some states and/or if we issued your Policy before January 6, 2003, this annual rate is not less than 4.5%). We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of loan under certain conditions. See "Payments and telephone/facsimile/web transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


--------------------------------------------------------------------------------
   Policy Year      Interest Due (at an annual rate)
--------------------------------------------------------------------------------
  1 through 20                  5.00%
  21 and after                  4.25%
--------------------------------------------------------------------------------

In some states and/or for Policy issued before January 6, 2003, the interest is 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.


                                                        Accessing your money  32

If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Operations Center. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium. If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death.


EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if Cash Value is not sufficient to pay your monthly deductions. A loan may have adverse tax consequences. See "Tax considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."


33  Accessing your money

13. Termination

--------------------------------------------------------------------------------

GENERAL

Your Policy will remain in effect as long as:

1. it has a Cash Value greater than zero and you make any required additional premium payments during the 61-day grace period; or

2. you have elected the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider, and you make any required additional premium payments during the 61-day Grace Period.

If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient value that will inform you the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

As discussed below, we have special rules relating to termination during the first three Policy Years and for three Policy Years following an increase in Specified Amount if that increase became effective during the first three Policy Years. If you have elected the Guaranteed Death Benefit Rider to Age 100, there also are separate rules relating to termination.

SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

o  Your Policy's Cash Value is greater than zero; or

o The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount). We refer to this as the minimum monthly premium test.

Your Policy may be at risk of termination if:

o  The insufficiency occurs after the first three Policy Years; or

o The minimum monthly premium test has not been met during the first three Policy Years (as described above).

AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY

If you receive a notice of insufficient premium, during the first three Policy Years (or the first three Policy Years following an increase in Specified Amount during that period), or a notice of insufficient value at any time thereafter, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the Policy Year of your Policy.

During the first three Policy Years (or within three years of an increase in Specified Amount during that period), you must pay:

1. any unpaid Minimum Monthly Premium; plus

2. one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:

1. any unpaid Monthly Deduction; plus

2. an amount equal to two succeeding Monthly Deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we generally would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt.

For Policies With Guaranteed Death Benefit To Age 100 Rider. The Specified Amount of your Policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any Monthly Anniversary Day if the Guaranteed Death Benefit to Age 100 Rider is in effect through satisfaction of the cumulative minimum monthly premium test.

While the Guaranteed Death Benefit to Age 100 Rider is in effect, the Fund Value of your Policy will be reduced by Monthly Deductions but not below zero. During the guarantee period, we will waive any Monthly Deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit to Age 100 Rider is elected, but not in effect, and your Cash Value is not greater than zero, you will receive a notice of insufficient premium.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day that falls at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:

1. a written application received at our Operations Center within five years of the end of the grace period;

2. satisfactory evidence to us of the insurability of the Insured;

3. payment of a premium large enough to cover:

   a. the balance we told you in the notice of insufficient premium that was necessary to keep your Policy in effect; and

   b. an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and

                                                                 Termination  34

4. payment or reinstatement of any Outstanding Debt you owe us 4. on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. For Policies issued after January 6, 2003, this is an annual rate of 5.0% for Policy Years 1-20 and 4.25% for Policy Years 21 and after. In some states and/or for Policies issued before January 6, 2003, this is an annual rate of 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.

We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated charge, the net premium paid, the reinstated Outstanding Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus Outstanding Debt (if applicable) among the Subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.


35  Termination

14. Payments and telephone/facsimile/web transactions

--------------------------------------------------------------------------------

You may send your written request for payment or transfer request to our Operations Center or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Operations Center of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Operations Center receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of the settlement options available under the Policy. Contact your agent or Operations Center for more information regarding the settlement options.

Any Death Benefit proceeds that we pay will include interest from the date of death to the date of payment if the proceeds are not paid within 30 days from the date we receive due proof of death, if required by state law. We will pay interest on the proceeds at a rate in accordance with the state laws.

The interest we pay will be at a rate determined by the applicable state law. We may delay making a payment or processing a transfer request if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

o  for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

TELEPHONE/FACSIMILE/WEB TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or facsimile if you have completed and signed a telephone/facsimile transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Value or change allocation instructions for future premiums via the web by completing a transaction authorization form online at www.AXAOnline.com. These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, facsimile or web instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, facsimile or Web transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/facsimile/web transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/facsimile/web instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your agent or by calling us at 1-800-487-6669, Monday through Friday, 9 AM to 5 PM, Eastern Time. Web transfer privileges and a copy of the guidelines are available online at www.AXAOnline.com.

Please note that our telephone or internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.


                           Payments and telephone/facsimile/web transactions  36

15. Charges and deductions

--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

o  the Death Benefit, surrender benefit and loan benefit under the Policy;

o  investment options, including premium allocations;

o  administration of elective benefits; and

o  the distribution of reports to Owners.

Costs and expenses we incur:

o  processing applications for and issuing the Policies;

o  maintaining records;

o  administering settlement options;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

o  reconciling and depositing cash receipts;

o those associated with underwriting applications and increases in Specified Amount;

o sales and marketing expense, including compensation paid in connection with the sales of the Policies;

o  providing toll-free inquiry services;

o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

o that the Insured may live for shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid and varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider plus the Additional Term Life Insurance Rider amount in effect. The amount of the sales charge is as follows:


---------------------------------------------------------
            Insurance Amount                     Charge
---------------------------------------------------------
Specified Amount in force of less   Policy Years 1-10: 4%
than $500,000                       Policy Years 11+: 1%

Specified Amount in force of        Policy Years 1-10: 2%
$500,000 or more                    Policy Years 11+: 0.5%
---------------------------------------------------------

We also deduct a tax charge for state and local premium taxes and a charge for federal tax deferred acquisition costs. The state and local premium tax charge is currently 2.25% of your premium payment (this is an approximate average of the actual premium tax imposed by a jurisdiction; jurisdictions impose charges that range from 0% to 4% of a premium payment). The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the federal tax deferred acquisition cost charge in other situations where the premiums received from you are not subject to the federal tax deferred acquisition cost provisions. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DEDUCTIONS FROM THE VARIABLE ACCOUNT

We deduct a daily maximum mortality and expense risk charge for Policies issued after January 6, 2003 of 0.001% from each Subaccount, for a maximum effective annual rate of 0.35% of net assets for all Policy years. For Policy years 21 and later, we currently plan to reduce this mortality and expense risk charge to 0.10% annually. This reduction is not guaranteed. For Policies issued before January 6, 2003, the mortality and expense risk charge for such Policies is an annual rate of 0.35% of net assets on a guaranteed basis for all Policy years.

We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How your Fund Value varies."

The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.


37  Charges and deductions

DEDUCTIONS FROM FUND VALUE -- THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each Subaccount and withdrawing amounts from the Subaccount. We will take the Monthly Deduction on a pro-rata basis from the Subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Interest Account bears to the sum of all Subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

The Monthly Deduction equals:

o  the cost of insurance charge for the Policy; plus

o  the administrative charge; plus

o  the Per $1,000 Specified Amount charge; plus

o  the enhanced maturity extension charge (if benefit elected); plus

o  the charges for any optional insurance benefits.

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). Depending on a number of factors (such as gender, age, risk class, and policy duration), the cost of insurance charge may vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and divide that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day. Other factors that affect the amount at risk include investment performance, payment of premiums, and charges to the policy. If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:

1. is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003675 or for policies issued on or after January 6, 2003 by 1.00327374; and

2. is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.

If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:

1. your Specified Amount in force; and

2. the excess between the Death Benefit payable on that Monthly Anniversary Day, less Fund Value on that Day, less the Specified Amount in force.

The cost of insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the Policy Year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.

ADMINISTRATIVE CHARGE. We deduct a $5 charge each month to compensate us for administrative expenses.

PER $1,000 SPECIFIED AMOUNT CHARGE. We deduct this charge during the first 10 Policy Years and for 10 Policy Years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's issue age on the Policy Date (or date of the increase), gender, smoking status and Specified Amount. We show the maximum amount of these charges in the "Fee Table" section of this Prospectus.

OPTIONAL INSURANCE BENEFITS CHARGE. We charge you each month for the optional insurance benefits you added to your Policy by rider. We state these charges in the Fee Table and your rider. We describe the charges for the Guaranteed Death Benefit to Age 100, Additional Term Life Insurance Rider, Term Life Term Rider, Enhanced Maturity Extension Rider, and the Purchase Option Rider below.

Charges for the Guaranteed Death Benefit to Age 100 Rider, the Additional Term Life Insurance Rider, and the Term Life Term Rider are deducted when we issue the rider and each Monthly Anniversary Day. They are based on the cost of insurance charges and vary based on the issue age, gender, smoking status and risk class of the Insured, as well as on the number of years since the rider was issued and on the Specified Amount. The guaranteed maximum charges for the Term Life Term Insurance Rider and for the Additional Term Life Insurance Rider range from $0.08 to $10.45 and from $0.08 to $83.33, respectively, per $1,000 of term insurance purchased. The Enhanced Maturity Extension Rider and the Purchase Option Rider are also deducted when we issue the rider and on each Monthly Anniversary Day. The guaranteed maximum charge for the Enhanced Maturity Extension Rider is $0.01 per $1,000 of Specified Amount plus term insurance. The guaranteed maximum charge for the Purchase Option Rider depends on the age of the Insured, and is $0.05 to $0.36 of purchase option insurance, and varies based on the age of the Insured.


                                                      Charges and deductions  38

TRANSACTION CHARGES

SURRENDER CHARGE. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured's age 75 or younger (over 10 years for Insured issue ages 76-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


--------------------------------------------------------------------------------
                     Applicable Percentage    Applicable Percentage
     Policy Years     for Issue Ages 0-75     for Issue Ages 76-85
--------------------------------------------------------------------------------
        1-3                    80 %                     80 %
         4                     80                       70
         5                     80                       60
         6                     80                       50
         7                     80                       40
         8                     70                       30
         9                     60                       20
        10                     50                       10
        11                     40                       0
        12                     30                       0
        13                     20                       0
        14                     10                       0
        15+                    0                        0
--------------------------------------------------------------------------------

Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred nonsmoker). The maximum surrender charge during the first seven Policy Years would be 80% of (100 x 7.25) or $580.00.

The maximum surrender charge factor per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the Policy were purchased by a male insured age 85, standard smoker.

We do not assess a surrender charge for partial surrenders. We do assess a partial surrender fee.

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the Subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.

TRANSFER CHARGE. We reserve the right to assess a $25 transfer charge for each transfer you make among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account. We currently do not assess this charge. If we assess a transfer charge, first we will allocate the transfer charge against the elected Subaccounts and/or the Guaranteed Interest Account from which you are requesting that Fund Value be transferred.

OTHER CHARGES. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.

ILLUSTRATION PROJECTION REPORT FEE

You may request that we prepare an illustration projection report at any time by writing us at the Operations Center. The illustration projection report will project future benefits and values under your Policy. We may impose a fee of $25 for each illustration projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.


39  Charges and deductions

16. Tax considerations

--------------------------------------------------------------------------------

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should generally satisfy the applicable requirements. There is less guidance with respect to policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a policy should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance contracts are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance contracts. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT
CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1. All distributions other than death benefits, including distributions

                                                          Tax considerations  40
   upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59-1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the twentieth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount deemed of the Outstanding Debt will be added to the amount distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.


PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

Requirements for income tax free death benefits. Recently enacted federal tax legislation imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in death ben-



41  Tax considerations
efit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.



FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS.
 In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioner's Standard Ordinary mortality tables ("1980 CSO tables").

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured, are not addressed. If we determine that such a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



                                                          Tax considerations  42

OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


43  Tax considerations

17. Other policy information

--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. Contact your agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.


EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.


ASSIGNMENT

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Operations Center. The assignment will take effect once we have received the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt and any action we took before the assignment took effect. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax considerations" earlier in this Prospectus for more information. Please see your Policy for more information.


SETTLEMENT OPTIONS

We offer several settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Operations Center. Please review your Policy for more information about the settlement options.


MISSTATEMENT OF AGE OR SEX

If you misstated the Insured's age or sex in your application, we will adjust the Death Benefit proceeds. The amount of any Death Benefit proceeds will be the sum of (a) and (b) where: (a) is the Fund Value on the date of death of the Insured; and (b) is the amount at risk on the last Monthly Anniversary Day, multiplied by the ratio of the insurance rate on the last Monthly Anniversary Day based on the incorrect age or gender to the insurance rate that would have applied on that Monthly Anniversary Day based on the correct age or gender. A misstatement of age or gender does not affect Fund Value.


SUICIDE EXCLUSION

If the Insured commits suicide, within two years of the date of issue, the amount payable by us will be limited to the amount of the premiums payments less: (a) any Debt; and (b) any partial surrenders and their fees. But, in case of the suicide of the Insured, within two years of the date any optional increase in Specified Amount took effect, the amount payable by us with respect to that increase will be limited to its cost.


INCONTESTABILITY


The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from its date of issue, or effective date of the increase in Specified Amount.



OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only an executive officer of the Company has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your Policy.


                                                    Other policy information  44

18. Additional information

--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.

AXA Advisors and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.8% of premiums paid in years 2-10. Beginning in the second policy year, the Distributors will receive ongoing asset-based compensation up to a maximum of 0.25% annually of the Fund Value of the Policy.

Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The premium-based and asset-based compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of


----------------------

+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.



45  Additional information
affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by the Company to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.


                                                      Additional information  46

19. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account L and the Company are set forth in the Statement of Additional Information.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.


PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.
PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


47  Financial statements

Appendix: Glossary

--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the Subaccount. Our Business Day ends at 4:00 pm Eastern time, unless the market closes earlier (i.e., day after Thanksgiving, etc.).

Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each Subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocate to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the Subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. We will credit interest to the Loan Account at a rate not less than 4.0%. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Minimum Monthly Premium -- the premium you must pay to put this Policy into effect, and is the basis of the minimum monthly premium test.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Per $1,000 Specified Amount charge.

Operations Center -- the Company's service center at 100 Madison Street, Syracuse, New York 13202. The telephone number for the Operations Center is 1-800-487-6669.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure Policy Years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in share of a Fund.

Unit -- the measure of value in a Subaccount.

Variable Account -- MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.


                                                         Appendix: Glossary  A-1

Requesting more information

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company
MONY Life Insurance Company of America......................................2
MONY America Variable Account L.............................................2
Additional Policy Information...............................................2
The Policy..................................................................2
State variations............................................................2

Death benefit payable during grace period...................................2

Our right to contest the Policy.............................................2
Ownership rights............................................................2
Selecting and changing the Beneficiary......................................2
Assigning the Policy........................................................3
Dividends...................................................................3
Settlement options..........................................................3
Distribution of the Policies................................................3
Additional Information......................................................4
Policies issued in conjunction with employee benefit plans..................4
Legal developments regarding unisex actuarial tables........................4
Purchase and redemption of portfolio shares.................................4
Potential conflicts of interest.............................................4
Reports to Owners...........................................................4
Records.....................................................................5
Service agreement...........................................................5
Experts.....................................................................5
Financial Statements........................................................5
Index to financial statements...........................................FSA-1

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-487-6669, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.

You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.


The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549 or by accessing the SEC's website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.



Investment Company Act of 1940 Registration File No. 811-04234.

Corporate Sponsored Variable Universal Life
MONY America Variable Account L

Statement of Additional Information

For flexible premium variable life
insurance policy
--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.


This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2007 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, AXA Premier VIP Trust, Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), T. Rowe Price Equity Series, Inc., The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our Operations Center shown below.

The date of this Statement of Additional Information is May 1, 2007.


TABLE OF CONTENTS

Additional information about the Company                                     2
MONY Life Insurance Company of America                                       2
MONY America Variable Account L                                              2
Federal bank regulatory considerations                                       2
Additional Policy information                                                2
The Policy                                                                   2
Effect of partial surrenders on Account Value and Death
     Benefit proceeds                                                        3
State variations                                                             3
Dividends                                                                    3
Other changes to your Policy                                                 3
Beneficiary                                                                  3
Assignment                                                                   3
Notification and claims procedures                                           4
The portfolios                                                               4
Dollar-cost averaging and automatic rebalancing                              4
Settlement plan/settlement provisions                                        5
Distribution of the Policies                                                 6
Legal developments regarding unisex actuarial tables                         6
Report to Policy Owners                                                      6
Records and accounts                                                         6
Experts                                                                      6
Financial statements                                                         7
Index to financial statements                                            FSA-1

                                    Issued by
                     MONY Life Insurance Company of America
                 1290 Avenue of the Americas, New York, NY 10104


                               Operations Center:
                100 Madison Street, MD 34-61, Syracuse, NY 13202
                                 (800) 947-3593


                                                                 MLA-COLI/x01575

ADDITIONAL INFORMATION ABOUT THE COMPANY

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We have a service agreements with affiliates pursuant to which the Company is provided services necessary to operate. We administer the Policies ourselves, utilizing the services provided by MONY and Andesa TPA, Inc. to meet our obligations under the Policies.

We are subject to the laws of the State of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed to operate or may become licensed to operate. We must file an annual statement in a prescribed form with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st of each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.

FEDERAL BANK REGULATORY CONSIDERATIONS
To assist banks in determining whether to purchase a corporate-owned life insurance ("COLI") policy such as the Policy, the Office of the Comptroller of the Currency ("OCC") has established guidelines describing several factors that national banks should consider. On July 20, 2000, the OCC issued Bulletin 2000-23 that outlines certain supervisory considerations a bank should consider before purchasing a COLI policy. These include the following:

o The bank should determine the need for insurance by identifying the specific risk of loss or obligation to be insured against;

o Using the cost of insurance and the time value of money, the bank should ensure that the amount of insurance purchased is not excessive;

o The bank should consider using a vendor to purchase the COLI policy which could work with the bank in designing, negotiating, and administering/servicing the COLI policy;

o Because of the long duration of the COLI policy, the bank should consider the characteristics of the policy as well as the insurance company's credit rating, general reputation and experience in the marketplace;

o The bank should consider whether the benefits to be derived from the COLI policy will achieve the bank's objectives;

o The bank should determine that any compensation provided by COLI used in a split-dollar arrangement (i.e., where the employer and employee share the rights to a policy's cash surrender value and death benefits) combined with all other compensation is not excessive;

o The bank should analyze the transaction, credit, interest rate, liquidity, compliance and price risk it will be subject to with its purchase of the COLI policy; and

o The bank should consider alternatives to the purchase of a COLI policy and document its decision concerning its COLI policy purchase.

The OCC also indicates that purchasing insurance to indemnify a bank against a specific risk does not relieve the bank from other responsibilities relating to managing that risk.

ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, a copy of the initial application, any subsequent applications to change the Policy, any endorsements, riders, and all additional Policy information sections (specification pages) added to the Policy make up the entire contract between us and the Owner. Only state-ments made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

When a partial surrender is made and you selected Death Benefit Option 1, the Target Death Benefit and the base death benefit of your Policy is generally decreased by the amount of the partial surrender (plus its fee). If the reduced base death benefit is less than the Specified Amount in force on that day, the Specified Amount will be decreased to equal that reduced base death benefit.

The Target Death Benefit in force must also be adjusted as follows:

1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee).

2) if the base death benefit before the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit under the Policy is reduced by the lesser of:

      a)    the amount of the partial surrender, plus its applicable fee;

                                     --or--

      b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender including any applicable fee.

When a partial surrender is made and you selected Death Benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the Policy. However, the partial surrender will reduce the base death benefit by the amount of the partial surrender. If the Option 2 Death Benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the base death benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the Policy is reduced by:

1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee); or

2) if the base death benefit prior to the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit will be reduced by the lesser of:

      a)    the amount of the partial surrender, plus its applicable fee;

                                     --or--

      b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Our Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Operations Center.

DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.

BENEFICIARY

The Beneficiary is the individual named as such in the application or any later change shown in our records. We will pay the Death Benefit Proceeds to the Beneficiary. Unless otherwise provided, the Beneficiary must be living at the time of the Insured's death to receive the Proceeds. Any reference to the Beneficiary living or surviving will mean living on the earlier of (a) the day due proof of the Insured's death is received by us at our Operations Center and
(b) the 14th day after the Insured's death. The Owner may designate contingent and/or concurrent Beneficiaries as well as permanent Beneficiaries. The Owner may change the Beneficiary at any time during the Insured's life. We will need the written consent of any permanent Beneficiaries to make a change.

To make a change, the Owner must submit a written request on a form we provide to our Operations Center. The change will take effect as of the date you sign the request. But we must first accept and record this change.

Unless otherwise provided, if no designated Beneficiary is living when the Insured dies, the Death Benefit Proceeds will be payable to the Insured's executors or administrators.

ASSIGNMENT

You may assign your Policy as collateral to secure a loan or other obligation. No assignment will bind us unless you send the original or a copy of the written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment.

An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or rider, will be subject to the assignment. All assign-ments will be subject to Outstanding Debt and any actions we took before the assignment took effect. We will rely solely on the statement of the assignee as to the amount of his or her interest. We will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights granted by this Policy except: (a) the right to change the Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax Considerations" in the prospectus for more information.

NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

If an Insured dies while the Policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.

THE PORTFOLIOS

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding."

Currently, the Company does not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

We will purchase shares of the portfolios at net asset value (i.e., without a sales load) and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to make payments under the Policies. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of that portfolio at net asset value. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values. We may, on behalf of the Variable Account, elect not to reinvest dividends and capital gains distributions.

DOLLAR-COST AVERAGING AND AUTOMATIC REBALANCING

We offer dollar-cost averaging and automatic rebalancing services at no charge to you. Transfers as a result of dollar-cost averaging and automatic rebalancing do not count toward the 12 free transfers per Policy year. We may terminate these services at any time and may charge for these services in the future, but will give you 30 days notice before we terminate or charge for a service. These services involve the sale of units in one or more Subaccounts and the purchase of units in one or more other Subaccounts. Thus, this may result in a loss of Account Value.

If you elect both dollar-cost averaging and automatic rebalancing, we will process the dollar-cost averaging transfer before we process the automatic rebalancing transfer. Neither dollar-cost averaging nor automatic rebalancing guarantee an investment gain or protect against an investment loss.


DOLLAR-COST AVERAGING. We offer dollar-cost averaging to Owners with Account Value allocated to the EQ/Money Market Subaccount. The main objective of dollar-cost averaging is to protect Account Value from short-term price fluctuations. Under dollar-cost averaging, the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps you from investing too much when prices of shares are high and too little when prices of shares are low.


You may elect dollar-cost averaging by completing and returning the form we provide to our Operations Center. Once you elect the service, we will transfer a designated dollar amount of Account Value from the EQ/Money Market Subaccount to one or more other Subaccounts each period. You may elect that the transfers occur monthly or quarterly. Dollar-cost averaging transfers may not be made to the Guaranteed Interest Account. You may terminate dollar-cost averaging at a designated date or when the EQ/Money Market Subaccount reaches a pre-defined minimum balance.

Each dollar-cost averaging transfer must be for at least $250. Automatic monthly transfers will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If you elect dollar-cost averaging at the time of Policy application, we will begin transfers in the appropriate calendar month following the completion of the Right to Return Policy period. If you elect dollar-cost averaging after we issue the Policy, we will begin transfers in the appropriate calendar month which is at least 30 days following our receipt of your request for dollar-cost averaging. If, at the time of any transfer, the amount in the EQ/Money Market Subaccount is equal to or less than the amount elected to be transferred, we will transfer the entire remaining balance and dollar-cost averaging will end. You may change the amount of or the Subaccounts to which we transfer Account Value once each Policy year. You may cancel dollar-cost averaging at any time by sending notice to our Operations Center which is received at the Center at least 10 days before the next transfer date.

AUTOMATIC REBALANCING. Automatic rebalancing is a method for maintaining a balanced approach to allocating Account Value among Subaccounts and simplifying the process of asset allocation over time. You may elect automatic rebalancing when you apply for a Policy or at any time thereafter by completing and returning to us at the Operations Center the form we provide. Automatic rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, we will automatically re-allocate the amounts in each of the Subaccounts into which you allocated premiums to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages you indicated, which may result, for example, from Subaccounts that underperform other Subaccounts during certain quarters. We will not rebalance allocations to the Guaranteed Interest Account or the Fixed Separate Account.

If you elect automatic rebalancing with your Policy application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy period. If you elect automatic rebalancing after we issue the Policy, we will begin as of the 10th day of the last month of the calendar quarter which follows our receipt of your notification at our Operations Center.

The automatic rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the automatic rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of automatic rebalancing is received.

You may terminate automatic rebalancing at any time, so long as we receive your notice of termination at our Operations Center at least 10 days prior to the next scheduled transfer.

SETTLEMENT PLAN/SETTLEMENT PROVISIONS

We will pay Death Benefit Proceeds or Account Value (less Outstanding Debt) in one lump sum, unless requested otherwise. Any part of the Proceeds can be left with us and paid under a payment plan.

There are several important payment plan rules:

o If you change a Beneficiary, your plan selection will no longer be in effect unless you request that it continue.

o  Any choice or change of a plan must be sent in writing to our Operations
   Center.

o  The amount of each payment under a plan must be at least $25.

o Payments will begin either on the date the Death Benefit is payable, we have received Proof of Death and an optional payment plan was elected, or on surrender, except for payments under Plan 1 which begin 1, 3, 6 or 12 months after that date.

o  Payments are backed by assets in our General Account.

We will issue a supplementary contract when Proceeds are settled under an optional payment plan.

We will make payments monthly unless quarterly, semi-annual or annual payments are asked for when the option is chosen. But, if payments of the chosen frequency would be less than $25 each, we may use a less frequent basis. The chart below shows how we will calculate payments if monthly payments are not elected.

---------------------------------------------------------------------------------------
 To obtain the amount of other than monthly
 payment, multiply the monthly payment by the                         Semi-      Quar-
 appropriate factor                                       Annual     Annual      terly
---------------------------------------------------------------------------------------
PLAN 2                                                    11.85       5.97       2.99
PLAN 3 -- 0 Years Certain                                 11.68       5.90       2.97
PLAN 3 -- 20 Years Certain, or Specified Period Certain   11.80       5.95       2.99
PLAN 3 -- 10 Years Certain, or PLAN 3A                    11.74       5.92       2.97
---------------------------------------------------------------------------------------

Before we pay under Plan 3 or 3A, we must receive proof of age which satisfies us. After the Policy Date, unless otherwise provided in the settlement approved by us at the time it was chosen, any settlement under Plan 1, 2, 3, or 4 will end at the payee's death. The amount stated below for that plan will then be paid in one sum to the payee's executors or administrators.

Plan 1 or 4 -- Any unpaid Proceeds and interest to the date of death.

Plan 2 or 3 -- The amount which, with compound annual interest, would have provided any future income payments for: (a) the specified period (Plan 2); or
(b) the specified period certain (Plan 3). This interest will be at the rate or rates we assumed in computing the amount of income.

The optional payment plans we offer are as follows:

Plan 1. Interest Income. Interest on the Proceeds held by us at the rate set by us for each year. This rate will not be less than 2.75%.

Plan 2. Income for Specified Period. Income for the number of years chosen, based on the table below.

This table shows the monthly income for each $1,000 of Proceeds. Payments may be increased by additional interest as we may determine for each year.

OPTION 2 TABLE



------------------------------------------------------------------------------------------------------------------------
  Years           1           2          3          4          5          6          7          8          9         10
------------------------------------------------------------------------------------------------------------------------
  Amount      $ 84.37       42.76      28.89      21.96      17.80      15.03      13.06      11.58      10.42      9.50
------------------------------------------------------------------------------------------------------------------------
  Years          11           12         13         14         15         16         17         18         19        20
------------------------------------------------------------------------------------------------------------------------
  Amount      $  8.75        8.13       7.60       7.15       6.76       6.41       6.11       5.85       5.61      5.39
------------------------------------------------------------------------------------------------------------------------

Plan 3. Single Life Income. Income for a period certain and during the balance of the payee's lifetime. The period certain chosen may be: (a) 0, 10 or 20 years; or (b) the period required for the total income payments to equal the Proceeds (for a specified period certain). The amount of income will be figured by us on the date the Proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3 table in your Policy. The minimum income amounts shown in that table are based on the 1983 Table a (discrete functions, without projections for future mortality) with 3.50% interest.

Plan 3A. Joint Life Income. Income during the joint lifetime of the payee and another person. Income will continue during the balance of the survivor's lifetime. The type of income chosen may give a survivor's income equal to: (a) the income amount payable during the joint lifetime; or (b) two-thirds of that income amount.

The amount of income payable during the joint lifetime will be figured by us on the date the Proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3A table in your Policy. The minimum income amounts shown in that table are based on the 1983 Table (discrete functions, without projections for future mortality) with 3.50% interest. If a person for whom Plan 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Plan 3 with 10 years certain.

Plan 4. Income of Specified Amount. Income, of the amount chosen, for as long as the Proceeds and interest last. But, the amount chosen may not be less each year than 10% of the Proceeds. Interest will be credited annually on the balance of the Proceeds at the rate for each year set by us. This rate will not be less than 2.75% a year.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.

DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance policies. AXA Distributors received compensation with respect to the Policies offered through the Variable Account in the following amounts during the periods indicated:


-------------------------------------------------------------
                                         Aggregate Amount of
                                       Commissions Retained
                                        by AXA Distributors
                                       After Payments to its
                Aggregate Amount of         Registered
      Fiscal    Commissions Paid to   Persons and Other Sell-
     Year        AXA Distributors*      ing Broker-Dealers
-------------------------------------------------------------
     2004     $14,126,357                       N/A
     2005     $ 7,490,997                       N/A
     2006     $ 5,567,870                       N/A
-------------------------------------------------------------



* Includes sales compensation paid to registered persons of AXA Distributors. Also, in fiscal year 2004 and part of fiscal year 2005, these payments were made to MSC.


AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.

Please see your Prospectus for detailed information regarding the distribution of the policies.

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.

REPORT TO POLICY OWNERS


We will send a statement to each Owner at least annually that: (a) sets forth a summary of the transactions which occurred since the date of the last statement; and (b) indicates the Death Benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.


In addition, the statement will indicate your allocation of Account Value among the Guaranteed Interest Account, the Fixed Separate Account, the Loan Account, and the Subaccounts, along with any other information required by law. Confirmations will be sent out to you upon premium payments, transfers, loans, loan repayments, partial surrenders, and surrenders.

Each Owner will also receive an annual report and a semiannual report that contains the financial statements of the Variable Account and the Funds. The Funds' statement will include a list of the portfolio securities held by the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required under the federal securities laws.

RECORDS AND ACCOUNTS


We will maintain all records and accounts relating to the Variable Account and the Funds. We will handle all financial transactions. All reports required to be made and information required to be given will be provided by Andesa Services, Inc. on our behalf.


EXPERTS


The financial statements of MONY America Variable Account L for the year ended December 31, 2006, and for each of the two years in the period ended December 31, 2006, and the financial statements of the Company at December 31, 2006 and 2005, and for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six months ended June 30, 2004 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm......................................................................     2
 Statements of Assets and Liabilities as of December 31, 2006.................................................................   F-3
 Statements of Operations for the Year Ended December 31, 2006................................................................  F-26
 Statements of Changes in Net Assets for the Years Ended December 31, 2006 and December 31, 2005..............................  F-43
 Notes to Financial Statements................................................................................................  F-66


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm......................................................................   F-1
 Balance Sheets as of December 31, 2006 and 2005..............................................................................   F-2
 Statements of Operations for the Year Ended December 31, 2006 (Successor), Year Ended December 31, 2005 (Successor), Six
 Months Ended December 31, 2004 (Successor), and Six Months Ended June 30, 2004 (Predecessor).................................   F-3
 Statements of Shareholder's Equity for the Years Ended December 31, 2006, 2005 and 2004......................................   F-4
 Statements of Cash Flows for the Year Ended December 31, 2006 (Successor), Year Ended December 31, 2005 (Successor), Six
 Months Ended December 31, 2004 (Successor), and June 30, 2004 (Predecessor)..................................................   F-5
 Notes to Financial Statements................................................................................................   F-7


                                     FSA-1

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 9, 2007

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                                                               AIM V.I.
                                                            AIM V.I.         AIM V.I.           Global
                                                          Basic Value   Financial Services   Health Care
                                                         ------------- -------------------- -------------
Assets:
Shares held in respective Funds ........................      59,107           20,961            33,695
                                                            --------         --------          --------
Investments at cost ....................................    $741,523         $294,339          $613,110
                                                            --------         --------          --------
Investment in respective Funds, at net asset value .....    $789,670         $364,935          $724,785
Amount due from respective Funds .......................          --               --             3,433
Amount due from MONY America ...........................         414               90                --
                                                            --------         --------          --------
  Total Assets .........................................     790,084          365,025           728,218
                                                            --------         --------          --------
Liabilities:
Amount due to respective Funds .........................         414               90                --
Amount due to MONY America .............................          --               --             3,433
                                                            --------         --------          --------
  Total Liabilities ....................................         414               90             3,433
                                                            --------         --------          --------
Net Assets .............................................    $789,670         $364,935          $724,785
                                                            ========         ========          ========


                                                            AIM V.I.
                                                            Mid Cap      AIM V.I.    Alger American   Alger American
                                                          Core Equity   Technology      Balanced      MidCap Growth
                                                         ------------- ------------ ---------------- ---------------
Assets:
Shares held in respective Funds ........................      28,591       12,456         232,934          425,022
                                                            --------     --------      ----------       ----------
Investments at cost ....................................    $388,400     $151,011      $3,149,726       $8,448,399
                                                            --------     --------      ----------       ----------
Investment in respective Funds, at net asset value .....    $386,546     $174,638      $3,286,694       $8,819,207
Amount due from respective Funds .......................          --          235         153,116          399,534
Amount due from MONY America ...........................       1,201           --              --               --
                                                            --------     --------      ----------       ----------
  Total Assets .........................................     387,747      174,873       3,439,810        9,218,741
                                                            --------     --------      ----------       ----------
Liabilities:
Amount due to respective Funds .........................       1,201           --              --               --
Amount due to MONY America .............................          --          235         153,116          399,534
                                                            --------     --------      ----------       ----------
  Total Liabilities ....................................       1,201          235         153,116          399,534
                                                            --------     --------      ----------       ----------
Net Assets .............................................    $386,546     $174,638      $3,286,694       $8,819,207
                                                            ========     ========      ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                            Allocation       Allocation            Allocation
                                                         --------------- ------------------ -----------------------
Assets:
Shares held in respective Funds ........................       16,441             72                    589
                                                             --------           ----                 ------
Investments at cost ....................................     $241,510           $789                 $7,045
                                                             --------           ----                 ------
Investment in respective Funds, at net asset value .....     $241,849           $787                 $6,841
Amount due from respective Funds .......................          411             --                     --
Amount due from MONY America ...........................           --             --                     --
                                                             --------           ----                 ------
  Total Assets .........................................      242,260            787                  6,841
                                                             --------           ----                 ------
Liabilities:
Amount due to respective Funds .........................           --             --                     --
Amount due to MONY America .............................          411             --                     --
                                                             --------           ----                 ------
  Total Liabilities ....................................          411             --                     --
                                                             --------           ----                 ------
Net Assets .............................................     $241,849           $787                 $6,841
                                                             ========           ====                 ======


                                                          AXA Moderate   AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                           Allocation        Allocation      Aggressive Equity      Core Bond
                                                         -------------- ------------------- ------------------- -----------------
Assets:
Shares held in respective Funds ........................      14,459            43,915                259              2,131
                                                              ------            ------                ---              -----
Investments at cost ....................................    $246,249          $616,635             $7,056            $21,823
                                                            --------          --------             ------            -------
Investment in respective Funds, at net asset value .....    $243,517          $610,017             $7,349            $21,730
Amount due from respective Funds .......................       3,890                --                 --                 --
Amount due from MONY America ...........................          --                --                 --                 --
                                                            --------          --------             ------            -------
  Total Assets .........................................     247,407           610,017              7,349             21,730
                                                            --------          --------             ------            -------
Liabilities:
Amount due to respective Funds .........................          --                --                 --                 --
Amount due to MONY America .............................       3,890                --                 --                 --
                                                            --------          --------             ------            -------
  Total Liabilities ....................................       3,890                --                 --                 --
                                                            --------          --------             ------            -------
Net Assets .............................................    $243,517          $610,017             $7,349            $21,730
                                                            ========          ========             ======            =======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                              AXA Premier VIP
                                                          AXA Premier VIP   AXA Premier VIP    International
                                                            Health Care       High Yield*         Equity
                                                         ----------------- ----------------- ----------------
Assets:
Shares held in respective Funds ........................          103             259,395            506
                                                               ------          ----------         ------
Investments at cost ....................................       $1,152          $1,485,908         $7,926
                                                               ------          ----------         ------
Investment in respective Funds, at net asset value .....       $1,123          $1,454,942         $7,867
Amount due from respective Funds .......................           --                 604             --
Amount due from MONY America ...........................           --                  --             --
                                                               ------          ----------         ------
  Total Assets .........................................        1,123           1,455,546          7,867
                                                               ------          ----------         ------
Liabilities:
Amount due to respective Funds .........................           --                  --             --
Amount due to MONY America .............................           --                 604             --
                                                               ------          ----------         ------
  Total Liabilities ....................................           --                 604             --
                                                               ------          ----------         ------
Net Assets .............................................       $1,123          $1,454,942         $7,867
                                                               ======          ==========         ======
-------
*  Denotes multiple share classes held by the respective fund
 A .....................................................                          251,441
 B .....................................................                            7,954


                                                          AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                             Large Cap         Large Cap         Large Cap          Mid Cap
                                                            Core Equity          Growth            Value             Growth
                                                         ----------------- ----------------- ----------------- -----------------
Assets:
Shares held in respective Funds ........................          347               839             3,003               554
                                                               ------            ------           -------            ------
Investments at cost ....................................       $4,195            $8,538           $38,912            $5,131
                                                               ------            ------           -------            ------
Investment in respective Funds, at net asset value .....       $4,152            $8,250           $38,523            $4,933
Amount due from respective Funds .......................           --                --                --                --
Amount due from MONY America ...........................           --                --                --                --
                                                               ------            ------           -------            ------
  Total Assets .........................................        4,152             8,250            38,523             4,933
                                                               ------            ------           -------            ------
Liabilities:
Amount due to respective Funds .........................           --                --                --                --
Amount due to MONY America .............................           --                --                --                --
                                                               ------            ------           -------            ------
  Total Liabilities ....................................           --                --                --                --
                                                               ------            ------           -------            ------
Net Assets .............................................       $4,152            $8,250           $38,523            $4,933
                                                               ======            ======           =======            ======


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                               Dreyfus IP
                                                          AXA Premier VIP   AXA Premier VIP    Small Cap
                                                           Mid Cap Value       Technology     Stock Index
                                                         ----------------- ----------------- -------------
Assets:
Shares held in respective Funds ........................        1,541               404          315,295
                                                              -------            ------       ----------
Investments at cost ....................................      $15,512            $4,403       $4,885,370
                                                              -------            ------       ----------
Investment in respective Funds, at net asset value .....      $15,214            $4,433       $5,861,340
Amount due from respective Funds .......................           --                55           35,678
Amount due from MONY America ...........................           --                --               --
                                                              -------            ------       ----------
  Total Assets .........................................       15,214             4,488        5,897,018
                                                              -------            ------       ----------
Liabilities:
Amount due to respective Funds .........................           --                --               --
Amount due to MONY America .............................           --                55           35,678
                                                              -------            ------       ----------
  Total Liabilities ....................................           --                55           35,678
                                                              -------            ------       ----------
Net Assets .............................................      $15,214            $4,433       $5,861,340
                                                              =======            ======       ==========


                                                                                             Dreyfus VIF
                                                            Dreyfus Stock     Dreyfus VIF       Small       EQ/AllianceBernstein
                                                          Index Fund, Inc.   Appreciation   Company Stock       Common Stock
                                                         ------------------ -------------- --------------- ---------------------
Assets:
Shares held in respective Funds ........................       2,139,010          23,607          93,244            2,339
                                                             -----------      ----------      ----------          -------
Investments at cost ....................................     $62,155,792      $  859,725      $2,022,516          $45,964
                                                             -----------      ----------      ----------          -------
Investment in respective Funds, at net asset value .....     $77,325,215      $1,004,492      $1,991,701          $46,037
Amount due from respective Funds .......................         396,969           5,749         196,225               --
Amount due from MONY America ...........................              --              --              --               --
                                                             -----------      ----------      ----------          -------
  Total Assets .........................................      77,722,184       1,010,241       2,187,926           46,037
                                                             -----------      ----------      ----------          -------
Liabilities:
Amount due to respective Funds .........................              --              --              --               --
Amount due to MONY America .............................         396,969           5,749         196,225               --
                                                             -----------      ----------      ----------          -------
  Total Liabilities ....................................         396,969           5,749         196,225               --
                                                             -----------      ----------      ----------          -------
Net Assets .............................................     $77,325,215      $1,004,492      $1,991,701          $46,037
                                                             ===========      ==========      ==========          =======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          EQ/AllianceBernstein  EQ/AllianceBernstein
                                                           Growth and Income       International*
                                                         --------------------- ----------------------
Assets:
Shares held in respective Funds ........................            780                 452,554
                                                                -------              ----------
Investments at cost ....................................        $16,419              $5,624,479
                                                                -------              ----------
Investment in respective Funds, at net asset value .....        $16,151              $6,525,904
Amount due from respective Funds .......................             --                  33,144
Amount due from MONY America ...........................             --                      --
                                                                -------              ----------
  Total Assets .........................................         16,151               6,559,048
                                                                -------              ----------
Liabilities:
Amount due to respective Funds .........................             --                      --
Amount due to MONY America .............................             --                  33,144
                                                                -------              ----------
  Total Liabilities ....................................             --                  33,144
                                                                -------              ----------
Net Assets .............................................        $16,151              $6,525,904
                                                                =======              ==========
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                                450,472
 B .....................................................                                  2,082


                                                          EQ/AllianceBernstein   EQ/AllianceBernstein   EQ/AllianceBernstein
                                                            Large Cap Growth         Quality Bond         Small Cap Growth
                                                         ---------------------- ---------------------- ----------------------
Assets:
Shares held in respective Funds ........................            211                    365                    545
                                                                 ------                 ------                 ------
Investments at cost ....................................         $1,611                 $3,642                 $9,056
                                                                 ------                 ------                 ------
Investment in respective Funds, at net asset value .....         $1,623                 $3,627                 $8,692
Amount due from respective Funds .......................             --                     --                     --
Amount due from MONY America ...........................             --                     --                     --
                                                                 ------                 ------                 ------
  Total Assets .........................................          1,623                  3,627                  8,692
                                                                 ------                 ------                 ------
Liabilities:
Amount due to respective Funds .........................             --                     --                     --
Amount due to MONY America .............................             --                     --                     --
                                                                 ------                 ------                 ------
  Total Liabilities ....................................             --                     --                     --
                                                                 ------                 ------                 ------
Net Assets .............................................         $1,623                 $3,627                 $8,692
                                                                 ======                 ======                 ======



                                                          EQ/AllianceBernstein      EQ/Ariel
                                                                  Value          Appreciation II
                                                         ---------------------- ----------------
Assets:
Shares held in respective Funds ........................           5,911                21
                                                                 -------              ----
Investments at cost ....................................         $99,470              $236
                                                                 -------              ----
Investment in respective Funds, at net asset value .....         $96,795              $238
Amount due from respective Funds .......................              --                --
Amount due from MONY America ...........................              --                --
                                                                 -------              ----
  Total Assets .........................................          96,795               238
                                                                 -------              ----
Liabilities:
Amount due to respective Funds .........................              --                --
Amount due to MONY America .............................              --                --
                                                                 -------              ----
  Total Liabilities ....................................              --                --
                                                                 -------              ----
Net Assets .............................................         $96,795              $238
                                                                 =======              ====


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                              EQ/Calvert
                                                            EQ/Bond     EQ/Boston Advisors     Socially
                                                             Index        Equity Income*     Responsible*
                                                         ------------- -------------------- --------------
Assets:
Shares held in respective Funds ........................     678,182          1,770,016          217,196
                                                          ----------        -----------       ----------
Investments at cost ....................................  $7,438,280        $10,380,856       $1,551,572
                                                          ----------        -----------       ----------
Investment in respective Funds, at net asset value .....  $6,788,603        $12,264,369       $1,869,227
Amount due from respective Funds .......................       7,992              9,370            2,683
Amount due from MONY America ...........................          --                 --               --
                                                          ----------        -----------       ----------
  Total Assets .........................................   6,796,595         12,273,739        1,871,910
                                                          ----------        -----------       ----------
Liabilities:
Amount due to respective Funds .........................          --                 --               --
Amount due to MONY America .............................       7,992              9,370            2,683
                                                          ----------        -----------       ----------
  Total Liabilities ....................................       7,992              9,370            2,683
                                                          ----------        -----------       ----------
Net Assets .............................................  $6,788,603        $12,264,369       $1,869,227
                                                          ==========        ===========       ==========
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                         92,039          182,482
 B .....................................................                      1,677,977           34,714


                                                                              EQ/Capital    EQ/Capital   EQ/Capital
                                                             EQ/Capital        Guardian      Guardian     Guardian
                                                          Guardian Growth   International    Research*   U.S. Equity
                                                         ----------------- --------------- ------------ ------------
Assets:
Shares held in respective Funds ........................        1,391              157         150,479        49
                                                              -------           ------      ----------      ----
Investments at cost ....................................      $19,629           $2,222      $2,240,228      $606
                                                              -------           ------      ----------      ----
Investment in respective Funds, at net asset value .....      $19,486           $2,185      $2,097,678      $583
Amount due from respective Funds .......................           --               --           1,100        --
Amount due from MONY America ...........................           --               --              --        --
                                                              -------           ------      ----------      ----
  Total Assets .........................................       19,486            2,185       2,098,778       583
                                                              -------           ------      ----------      ----
Liabilities:
Amount due to respective Funds .........................           --               --              --        --
Amount due to MONY America .............................           --               --           1,100        --
                                                              -------           ------      ----------      ----
  Total Liabilities ....................................           --               --           1,100        --
                                                              -------           ------      ----------      ----
Net Assets .............................................      $19,486           $2,185      $2,097,678      $583
                                                              =======           ======      ==========      ====
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                                       150,465
 B .....................................................                                            14

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                              EQ/Enterprise
                                                          EQ/Caywood-Scholl     Moderate     EQ/Equity
                                                           High Yield Bond     Allocation    500 Index
                                                         ------------------- -------------- -----------
Assets:
Shares held in respective Funds ........................       2,651,309        4,676,087         619
                                                             -----------      -----------     -------
Investments at cost ....................................     $12,041,484      $98,353,851     $16,281
                                                             -----------      -----------     -------
Investment in respective Funds, at net asset value .....     $12,328,587      $98,758,967     $15,977
Amount due from respective Funds .......................         245,736           71,613          --
Amount due from MONY America ...........................              --               --          --
                                                             -----------      -----------     -------
  Total Assets .........................................      12,574,323       98,830,580      15,977
                                                             -----------      -----------     -------
Liabilities:
Amount due to respective Funds .........................              --               --          --
Amount due to MONY America .............................         245,736           71,613          --
                                                             -----------      -----------     -------
  Total Liabilities ....................................         245,736           71,613          --
                                                             -----------      -----------     -------
Net Assets .............................................     $12,328,587      $98,758,967     $15,977
                                                             ===========      ===========     =======


                                                             EQ/Evergreen      EQ/Evergreen      EQ/FI          EQ/FI
                                                          International Bond       Omega        Mid Cap*    Mid Cap Value
                                                         -------------------- -------------- ------------- --------------
Assets:
Shares held in respective Funds ........................           966               16          266,675         2,268
                                                                ------             ----       ----------       -------
Investments at cost ....................................        $9,783             $137       $2,509,293       $34,210
                                                                ------             ----       ----------       -------
Investment in respective Funds, at net asset value .....        $9,728             $137       $2,866,503       $32,433
Amount due from respective Funds .......................             1               --            1,087           664
Amount due from MONY America ...........................            --               --               --            --
                                                                ------             ----       ----------       -------
  Total Assets .........................................         9,729              137        2,867,590        33,097
                                                                ------             ----       ----------       -------
Liabilities:
Amount due to respective Funds .........................            --               --               --            --
Amount due to MONY America .............................             1               --            1,087           664
                                                                ------             ----       ----------       -------
  Total Liabilities ....................................             1               --            1,087           664
                                                                ------             ----       ----------       -------
Net Assets .............................................        $9,728             $137       $2,866,503       $32,433
                                                                ======             ====       ==========       =======
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                                         264,132
 B .....................................................                                           2,543

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/GAMCO        EQ/GAMCO
                                                           Mergers and       Small       EQ/Government
                                                          Acquisitions   Company Value     Securities
                                                         -------------- --------------- ---------------
Assets:
Shares held in respective Funds ........................       1,597        2,761,379       1,135,701
                                                             -------      -----------     -----------
Investments at cost ....................................     $20,620      $65,829,536     $12,901,961
                                                             -------      -----------     -----------
Investment in respective Funds, at net asset value .....     $19,886      $83,200,361     $12,231,503
Amount due from respective Funds .......................          --          129,161          16,663
Amount due from MONY America ...........................          --               --              --
                                                             -------      -----------     -----------
  Total Assets .........................................      19,886       83,329,522      12,248,166
                                                             -------      -----------     -----------
Liabilities:
Amount due to respective Funds .........................          --               --              --
Amount due to MONY America .............................          --          129,161          16,663
                                                             -------      -----------     -----------
  Total Liabilities ....................................          --          129,161          16,663
                                                             -------      -----------     -----------
Net Assets .............................................     $19,886      $83,200,361     $12,231,503
                                                             =======      ===========     ===========



                                                          EQ/International   EQ/JPMorgan       EQ/JPMorgan       EQ/Janus Large
                                                               Growth         Core Bond*   Value Opportunities     Cap Growth
                                                         ------------------ ------------- --------------------- ---------------
Assets:
Shares held in respective Funds ........................       3,323,954       1,318,557             191                72
                                                             -----------     -----------          ------              ----
Investments at cost ....................................     $16,628,918     $15,369,783          $2,774              $492
                                                             -----------     -----------          ------              ----
Investment in respective Funds, at net asset value .....     $21,605,698     $14,462,367          $2,717              $495
Amount due from respective Funds .......................          47,492          34,593              --                --
Amount due from MONY America ...........................              --              --              --                --
                                                             -----------     -----------          ------              ----
  Total Assets .........................................      21,653,190      14,496,960           2,717               495
                                                             -----------     -----------          ------              ----
Liabilities:
Amount due to respective Funds .........................              --              --              --                --
Amount due to MONY America .............................          47,492          34,593              --                --
                                                             -----------     -----------          ------              ----
  Total Liabilities ....................................          47,492          34,593              --                --
                                                             -----------     -----------          ------              ----
Net Assets .............................................     $21,605,698     $14,462,367          $2,717              $495
                                                             ===========     ===========          ======              ====
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                       1,316,285
 B .....................................................                           2,272

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          EQ/Legg Mason     EQ/Long       EQ/Lord Abbett
                                                          Value Equity    Term Bond*    Growth and Income*
                                                         -------------- -------------- --------------------
Assets:
Shares held in respective Funds ........................         902         779,119           597,138
                                                             -------     -----------        ----------
Investments at cost ....................................     $10,066     $10,809,630        $6,311,980
                                                             -------     -----------        ----------
Investment in respective Funds, at net asset value .....     $10,082     $10,331,127        $7,380,648
Amount due from respective Funds .......................           8          18,232             3,853
Amount due from MONY America ...........................          --              --                --
                                                             -------     -----------        ----------
  Total Assets .........................................      10,090      10,349,359         7,384,501
                                                             -------     -----------        ----------
Liabilities:
Amount due to respective Funds .........................          --              --                --
Amount due to MONY America .............................           8          18,232             3,853
                                                             -------     -----------        ----------
  Total Liabilities ....................................           8          18,232             3,853
                                                             -------     -----------        ----------
Net Assets .............................................     $10,082     $10,331,127        $7,380,648
                                                             =======     ===========        ==========
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                     778,386           596,916
 B .....................................................                         733               222


                                                          EQ/Lord Abbett   EQ/Lord Abbett    EQ/Marsico    EQ/Mercury Basic
                                                          Large Cap Core   Mid Cap Value*       Focus        Value Equity
                                                         ---------------- ---------------- -------------- ------------------
Assets:
Shares held in respective Funds ........................         134           1,245,184        726,238             802
                                                              ------         -----------    -----------         -------
Investments at cost ....................................      $1,592         $13,110,453    $ 9,421,030         $14,036
                                                              ------         -----------    -----------         -------
Investment in respective Funds, at net asset value .....      $1,599         $15,527,456    $12,186,279         $13,694
Amount due from respective Funds .......................          --              25,900         11,988              --
Amount due from MONY America ...........................          --                  --             --              --
                                                              ------         -----------    -----------         -------
  Total Assets .........................................       1,599          15,553,356     12,198,267          13,694
                                                              ------         -----------    -----------         -------
Liabilities:
Amount due to respective Funds .........................          --                  --             --              --
Amount due to MONY America .............................          --              25,900         11,988              --
                                                              ------         -----------    -----------         -------
  Total Liabilities ....................................          --              25,900         11,988              --
                                                              ------         -----------    -----------         -------
Net Assets .............................................      $1,599         $15,527,456    $12,186,279         $13,694
                                                              ======         ===========    ===========         =======
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................                       1,245,113
 B .....................................................                              71

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Mercury                         EQ/MFS
                                                          International    EQ/MFS Emerging   Investors
                                                              Value*      Growth Companies     Trust
                                                         --------------- ------------------ -----------
Assets:
Shares held in respective Funds ........................       681,281            375             61
                                                           -----------         ------           ----
Investments at cost ....................................   $ 9,629,810         $5,793           $690
                                                           -----------         ------           ----
Investment in respective Funds, at net asset value .....   $11,356,988         $5,780           $687
Amount due from respective Funds .......................       417,200             --             --
Amount due from MONY America ...........................            --             --             --
                                                           -----------         ------           ----
  Total Assets .........................................    11,774,188          5,780            687
                                                           -----------         ------           ----
Liabilities:
Amount due to respective Funds .........................            --             --             --
Amount due to MONY America .............................       417,200             --             --
                                                           -----------         ------           ----
  Total Liabilities ....................................       417,200             --             --
                                                           -----------         ------           ----
Net Assets .............................................   $11,356,988         $5,780           $687
                                                           ===========         ======           ====
-------
*  Denotes multiple share classes held by the respective fund
 A .....................................................       677,647
 B .....................................................         3,634


                                                            EQ/Money      EQ/Montag &       EQ/PIMCO       EQ/Short
                                                            Market*     Caldwell Growth   Real Return   Duration Bond*
                                                         ------------- ----------------- ------------- ---------------
Assets:
Shares held in respective Funds ........................   54,255,268      10,111,746        811,099         291,948
                                                          -----------     -----------     ----------      ----------
Investments at cost ....................................  $54,255,268     $47,579,975     $8,337,574      $3,040,018
                                                          -----------     -----------     ----------      ----------
Investment in respective Funds, at net asset value .....  $54,255,268     $55,109,017     $7,932,557      $2,913,816
Amount due from respective Funds .......................       40,748          52,023        571,484           6,192
Amount due from MONY America ...........................           --              --             --              --
                                                          -----------     -----------     ----------      ----------
  Total Assets .........................................   54,296,016      55,161,040      8,504,041       2,920,008
                                                          -----------     -----------     ----------      ----------
Liabilities:
Amount due to respective Funds .........................           --              --             --              --
Amount due to MONY America .............................       40,748          52,023        571,484           6,192
                                                          -----------     -----------     ----------      ----------
  Total Liabilities ....................................       40,748          52,023        571,484           6,192
                                                          -----------     -----------     ----------      ----------
Net Assets .............................................  $54,255,268     $55,109,017     $7,932,557      $2,913,816
                                                          ===========     ===========     ==========      ==========
-------
*  Denotes multiple share classes held by the respective fund
 A .....................................................   53,676,345                                        274,260
 B .....................................................      578,923                                         17,688

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                        EQ/Small
                                                           EQ/Small      Company        EQ/Small
                                                          Cap Value      Growth      Company Index
                                                         ----------- -------------- ---------------
Assets:
Shares held in respective Funds ........................       271      1,828,534         2,574
                                                            ------    -----------       -------
Investments at cost ....................................    $3,919    $13,873,986       $34,741
                                                            ------    -----------       -------
Investment in respective Funds, at net asset value .....    $3,710    $17,425,931       $33,488
Amount due from respective Funds .......................        --         14,464            --
Amount due from MONY America ...........................        --             --            --
                                                            ------    -----------       -------
  Total Assets .........................................     3,710     17,440,395        33,488
                                                            ------    -----------       -------
Liabilities:
Amount due to respective Funds .........................        --             --            --
Amount due to MONY America .............................        --         14,464            --
                                                            ------    -----------       -------
  Total Liabilities ....................................        --         14,464            --
                                                            ------    -----------       -------
Net Assets .............................................    $3,710    $17,425,931       $33,488
                                                            ======    ===========       =======



                                                                            EQ/UBS                       EQ/Van Kampen
                                                             EQ/TCW         Growth      EQ/Van Kampen   Emerging Markets
                                                             Equity       and Income       Comstock         Equity*
                                                         -------------- -------------- --------------- -----------------
Assets:
Shares held in respective Funds ........................    2,490,760      3,283,216           558             82,860
                                                          -----------    -----------        ------         ----------
Investments at cost ....................................  $51,033,989    $16,968,492        $6,550         $  901,597
                                                          -----------    -----------        ------         ----------
Investment in respective Funds, at net asset value .....  $52,829,010    $22,391,536        $6,571         $1,344,805
Amount due from respective Funds .......................      414,420         19,397            --                809
Amount due from MONY America ...........................           --             --            --                 --
                                                          -----------    -----------        ------         ----------
  Total Assets .........................................   53,243,430     22,410,933         6,571          1,345,614
                                                          -----------    -----------        ------         ----------
Liabilities:
Amount due to respective Funds .........................           --             --            --                 --
Amount due to MONY America .............................      414,420         19,397            --                809
                                                          -----------    -----------        ------         ----------
  Total Liabilities ....................................      414,420         19,397            --                809
                                                          -----------    -----------        ------         ----------
Net Assets .............................................  $52,829,010    $22,391,536        $6,571         $1,344,805
                                                          ===========    ===========        ======         ==========
-------
*  Denotes multiple share classes held by the respective fund
 A .....................................................                                                       78,228
 B .....................................................                                                        4,632

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          EQ/Van Kampen  EQ/Wells Fargo
                                                             Mid Cap       Montgomery      Fidelity VIP
                                                             Growth         Small Cap     Asset Manager
                                                         -------------- ---------------- ---------------
Assets:
Shares held in respective Funds ........................        110              774            9,675
                                                             ------          -------         --------
Investments at cost ....................................     $1,496          $10,496         $141,505
                                                             ------          -------         --------
Investment in respective Funds, at net asset value .....     $1,487          $10,435         $151,996
Amount due from respective Funds .......................         --               --            1,652
Amount due from MONY America ...........................         --               --               --
                                                             ------          -------         --------
  Total Assets .........................................      1,487           10,435          153,648
                                                             ------          -------         --------
Liabilities:
Amount due to respective Funds .........................         --               --               --
Amount due to MONY America .............................         --               --            1,652
                                                             ------          -------         --------
  Total Liabilities ....................................         --               --            1,652
                                                             ------          -------         --------
Net Assets .............................................     $1,487          $10,435         $151,996
                                                             ======          =======         ========



                                                                                                               Fidelity VIP
                                                           Fidelity VIP    Fidelity VIP      Fidelity VIP         Growth
                                                          Contrafund(R)*      Growth*     Growth and Income   Opportunities*
                                                         ---------------- -------------- ------------------- ---------------
Assets:
Shares held in respective Funds ........................      1,122,120        360,283            71,024           107,402
                                                            -----------    -----------        ----------        ----------
Investments at cost ....................................    $30,014,547    $11,221,936        $  984,537        $1,598,231
                                                            -----------    -----------        ----------        ----------
Investment in respective Funds, at net asset value .....    $35,262,734    $12,884,518        $1,144,899        $1,948,650
Amount due from respective Funds .......................      1,150,996          2,219                --               173
Amount due from MONY America ...........................             --        102,982               719                 1
                                                            -----------    -----------        ----------        ----------
  Total Assets .........................................     36,413,730     12,989,719         1,145,618         1,948,824
                                                            -----------    -----------        ----------        ----------
Liabilities:
Amount due to respective Funds .........................             --        102,982               719                 1
Amount due to MONY America .............................      1,150,996          2,219                --               173
                                                            -----------    -----------        ----------        ----------
  Total Liabilities ....................................      1,150,996        105,201               719               174
                                                            -----------    -----------        ----------        ----------
Net Assets .............................................    $35,262,734    $12,884,518        $1,144,899        $1,948,650
                                                            ===========    ===========        ==========        ==========
-------
*  Denotes multiple share classes held by the respective fund.
 Service ...............................................        559,759        259,052                              88,412
 Initial ...............................................        562,361        101,231                              18,990

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                            Franklin Rising
                                                          Franklin Income      Dividends     Franklin Zero
                                                             Securities       Securities      Coupon 2010
                                                         ----------------- ---------------- ---------------
Assets:
Shares held in respective Funds ........................         80,120          29,728            6,300
                                                             ----------        --------         --------
Investments at cost ....................................     $1,241,928        $524,966         $101,268
                                                             ----------        --------         --------
Investment in respective Funds, at net asset value .....     $1,390,875        $610,914         $ 99,036
Amount due from respective Funds .......................             --              --                6
Amount due from MONY America ...........................            333             772               --
                                                             ----------        --------         --------
  Total Assets .........................................      1,391,208         611,686           99,042
                                                             ----------        --------         --------
Liabilities:
Amount due to respective Funds .........................            333             772               --
Amount due to MONY America .............................             --              --                6
                                                             ----------        --------         --------
  Total Liabilities ....................................            333             772                6
                                                             ----------        --------         --------
Net Assets .............................................     $1,390,875        $610,914         $ 99,036
                                                             ==========        ========         ========


                                                                              Janus Aspen                     Janus Aspen Series
                                                            Janus Aspen     Series Flexible    Janus Aspen       International
                                                          Series Balanced        Bond*        Series Forty*         Growth*
                                                         ----------------- ----------------- --------------- --------------------
Assets:
Shares held in respective Funds ........................        307,917           761,106          737,385            258,668
                                                             ----------        ----------      -----------        -----------
Investments at cost ....................................     $7,179,561        $9,267,003      $17,504,314        $ 8,376,503
                                                             ----------        ----------      -----------        -----------
Investment in respective Funds, at net asset value .....     $8,587,816        $8,606,429      $22,224,562        $13,184,881
Amount due from respective Funds .......................          9,362           196,207           14,219            507,714
Amount due from MONY America ...........................             --                --               --                 --
                                                             ----------        ----------      -----------        -----------
  Total Assets .........................................      8,597,178         8,802,636       22,238,781         13,692,595
                                                             ----------        ----------      -----------        -----------
Liabilities:
Amount due to respective Funds .........................             --                --               --                 --
Amount due to MONY America .............................          9,362           196,207           14,219            507,714
                                                             ----------        ----------      -----------        -----------
  Total Liabilities ....................................          9,362           196,207           14,219            507,714
                                                             ----------        ----------      -----------        -----------
Net Assets .............................................     $8,587,816        $8,606,429      $22,224,562        $13,184,881
                                                             ==========        ==========      ===========        ===========
-------
*  Denotes multiple share classes held by the respective fund.
 Service ...............................................                           83,221           59,924            102,543
 Institutional .........................................                          677,885          677,461            156,125

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          Janus Aspen Series  Janus Aspen Series   Janus Aspen Series
                                                            Mid Cap Growth       Mid Cap Value      Worldwide Growth
                                                         ------------------- -------------------- --------------------
Assets:
Shares held in respective Funds ........................         510,038             138,418               483,896
                                                             -----------          ----------           -----------
Investments at cost ....................................     $12,279,526          $1,895,637           $12,794,161
                                                             -----------          ----------           -----------
Investment in respective Funds, at net asset value .....     $16,815,942          $2,290,811           $15,712,110
Amount due from respective Funds .......................         311,051              10,617               178,266
Amount due from MONY America ...........................              --                  --                    --
                                                             -----------          ----------           -----------
  Total Assets .........................................      17,126,993           2,301,428            15,890,376
                                                             -----------          ----------           -----------
Liabilities:
Amount due to respective Funds .........................              --                  --                    --
Amount due to MONY America .............................         311,051              10,617               178,266
                                                             -----------          ----------           -----------
  Total Liabilities ....................................         311,051              10,617               178,266
                                                             -----------          ----------           -----------
Net Assets .............................................     $16,815,942          $2,290,811           $15,712,110
                                                             ===========          ==========           ===========


                                                               MFS(R)           MFS(R)         MFS(R)         MFS(R)
                                                           Mid Cap Growth   New Discovery   Total Return    Utilities
                                                          ---------------- --------------- -------------- -------------
Assets:
Shares held in respective Funds ........................        164,443           59,573        233,565        65,369
                                                             ----------       ----------     ----------        ------
Investments at cost ....................................     $1,063,687       $  880,795     $4,665,025    $1,487,285
                                                             ----------       ----------     ----------    ----------
Investment in respective Funds, at net asset value .....     $1,192,215       $1,037,753     $5,112,733    $1,913,360
Amount due from respective Funds .......................             --           85,852         25,327        88,956
Amount due from MONY America ...........................            197               --             --            --
                                                             ----------       ----------     ----------    ----------
  Total Assets .........................................      1,192,412        1,123,605      5,138,060     2,002,316
                                                             ----------       ----------     ----------    ----------
Liabilities:
Amount due to respective Funds .........................            197               --             --            --
Amount due to MONY America .............................             --           85,852         25,327        88,956
                                                             ----------       ----------     ----------    ----------
  Total Liabilities ....................................            197           85,852         25,327        88,956
                                                             ----------       ----------     ----------    ----------
Net Assets .............................................     $1,192,215       $1,037,753     $5,112,733    $1,913,360
                                                             ==========       ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                          Morgan Stanley UIF  Morgan Stanley UIF       Morgan
                                                              Core Plus            Emerging         Stanley UIF
                                                             Fixed Income        Markets Debt      Equity Growth
                                                         ------------------- -------------------- ---------------
Assets:
Shares held in respective Funds ........................       1,275,407             51,758              7,638
                                                             -----------           --------           --------
Investments at cost ....................................     $14,907,683           $449,887           $113,226
                                                             -----------           --------           --------
Investment in respective Funds, at net asset value .....     $14,539,634           $461,683           $125,882
Amount due from respective Funds .......................         195,253              7,495                 --
Amount due from MONY America ...........................              --                 --                 --
                                                             -----------           --------           --------
  Total Assets .........................................      14,734,887            469,178            125,882
                                                             -----------           --------           --------
Liabilities:
Amount due to respective Funds .........................              --                 --                 --
Amount due to MONY America .............................         195,253              7,495                 --
                                                             -----------           --------           --------
  Total Liabilities ....................................         195,253              7,495                 --
                                                             -----------           --------           --------
Net Assets .............................................     $14,539,634           $461,683           $125,882
                                                             ===========           ========           ========


                                                             Morgan
                                                          Stanley UIF    Old Mutual       Oppenheimer       Oppenheimer
                                                             Value      Select Value   Global Securities   Main Street(R)
                                                         ------------- -------------- ------------------- ---------------
Assets:
Shares held in respective Funds ........................      887,850        68,143            51,568           26,918
                                                          -----------    ----------        ----------         --------
Investments at cost ....................................  $12,241,856    $  925,572        $1,567,916         $548,623
                                                          -----------    ----------        ----------         --------
Investment in respective Funds, at net asset value .....  $13,202,328    $1,202,052        $1,881,710         $661,651
Amount due from respective Funds .......................      354,271            --                --               --
Amount due from MONY America ...........................           --           214             2,879              298
                                                          -----------    ----------        ----------         --------
  Total Assets .........................................   13,556,599     1,202,266         1,884,589          661,949
                                                          -----------    ----------        ----------         --------
Liabilities:
Amount due to respective Funds .........................           --           214             2,879              298
Amount due to MONY America .............................      354,271            --                --               --
                                                          -----------    ----------        ----------         --------
  Total Liabilities ....................................      354,271           214             2,879              298
                                                          -----------    ----------        ----------         --------
Net Assets .............................................  $13,202,328    $1,202,052        $1,881,710         $661,651
                                                          ===========    ==========        ==========         ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                            PIMCO StocksPLUS
                                                            PIMCO Global         Growth       T. Rowe Price
                                                          Bond (Unhedged)      and Income     Equity Income
                                                         ----------------- ----------------- ---------------
Assets:
Shares held in respective Funds ........................        206,865           397,697        1,078,867
                                                             ----------        ----------      -----------
Investments at cost ....................................     $2,591,315        $3,658,863      $22,002,630
                                                             ----------        ----------      -----------
Investment in respective Funds, at net asset value .....     $2,494,795        $4,430,343      $26,799,052
Amount due from respective Funds .......................            166               685           19,320
Amount due from MONY America ...........................             --                --               --
                                                             ----------        ----------      -----------
  Total Assets .........................................      2,494,961         4,431,028       26,818,372
                                                             ----------        ----------      -----------
Liabilities:
Amount due to respective Funds .........................             --                --               --
Amount due to MONY America .............................            166               685           19,320
                                                             ----------        ----------      -----------
  Total Liabilities ....................................            166               685           19,320
                                                             ----------        ----------      -----------
Net Assets .............................................     $2,494,795        $4,430,343      $26,799,052
                                                             ==========        ==========      ===========


                                                          T. Rowe Price     T. Rowe Price                          Van Eck
                                                           New America    Personal Strategy       Van Eck         Worldwide
                                                              Growth           Balanced       Worldwide Bond   Emerging Markets
                                                         --------------- ------------------- ---------------- -----------------
Assets:
Shares held in respective Funds ........................       339,594           140,291           25,059            197,593
                                                            ----------        ----------         --------         ----------
Investments at cost ....................................    $6,620,012        $2,563,601         $290,229         $3,666,474
                                                            ----------        ----------         --------         ----------
Investment in respective Funds, at net asset value .....    $7,308,064        $2,745,495         $295,198         $4,935,883
Amount due from respective Funds .......................            --                --          159,294            500,348
Amount due from MONY America ...........................            --            16,078               --                 --
                                                            ----------        ----------         --------         ----------
  Total Assets .........................................     7,308,064         2,761,573          454,492          5,436,231
                                                            ----------        ----------         --------         ----------
Liabilities:
Amount due to respective Funds .........................            --            16,078               --                 --
Amount due to MONY America .............................            --                --          159,294            500,348
                                                            ----------        ----------         --------         ----------
  Total Liabilities ....................................            --            16,078          159,294            500,348
                                                            ----------        ----------         --------         ----------
Net Assets .............................................    $7,308,064        $2,745,495         $295,198         $4,935,883
                                                            ==========        ==========         ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              Van Eck       Van Kampen UIF
                                                             Worldwide          Global           Van Kampen UIF
                                                            Hard Assets     Value Equity +     U.S. Real Estate +
                                                           -------------   ----------------   -------------------
Assets:
Shares held in respective Funds ........................        43,941           101,258              344,925
                                                            ----------        ----------          -----------
Investments at cost ....................................    $1,316,536        $1,446,397          $ 7,239,746
                                                            ----------        ----------          -----------
Investment in respective Funds, at net asset value .....    $1,437,322        $1,719,353          $10,126,993
Amount due from respective Funds .......................       520,257                --              177,295
Amount due from MONY America ...........................            --               393                   --
                                                            ----------        ----------          -----------
  Total Assets .........................................     1,957,579         1,719,746           10,304,288
                                                            ----------        ----------          -----------
Liabilities:
Amount due to respective Funds .........................            --               393                   --
Amount due to MONY America .............................       520,257                --              177,295
                                                            ----------        ----------          -----------
  Total Liabilities ....................................       520,257               393              177,295
                                                            ----------        ----------          -----------
Net Assets .............................................    $1,437,322        $1,719,353          $10,126,993
                                                            ==========        ==========          ===========

-------
+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                  Fund Name                                        Option
-------------------------------------------- --------------------------------------------------
AIM V.I. Basic Value ....................... MONY Variable Universal Life
AIM V.I. Financial Services ................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Financial Services ................ MONY Variable Universal Life
AIM V.I. Financial Services ................ Survivorship Variable Universal Life
AIM V.I. Global Health Care ................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Global Health Care ................ MONY Variable Universal Life
AIM V.I. Global Health Care ................ Survivorship Variable Universal Life
AIM V.I. Mid Cap Core Equity ............... MONY Variable Universal Life
AIM V.I. Technology ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Technology ........................ MONY Variable Universal Life
AIM V.I. Technology ........................ Survivorship Variable Universal Life
Alger American Balanced .................... MONY Corporate Sponsored Variable Universal Life
Alger American Balanced .................... MONY Variable Universal Life
Alger American Balanced .................... Survivorship Variable Universal Life
Alger American MidCap Growth ............... MONY Corporate Sponsored Variable Universal Life
Alger American MidCap Growth ............... MONY Variable Universal Life
Alger American MidCap Growth ............... Survivorship Variable Universal Life
Alger American MidCap Growth ............... MONY Custom Estate Master
Alger American MidCap Growth ............... MONY Custom Equity Master
AXA Aggressive Allocation .................. Incentive Life Legacy
AXA Conservative Allocation ................ Incentive Life Legacy
AXA Conservative Plus-Allocation ........... Incentive Life Legacy
AXA Moderate Allocation .................... Incentive Life Legacy
AXA Moderate Plus-Allocation ............... Incentive Life Legacy
AXA Premier VIP Aggressive Equity .......... Incentive Life Legacy
AXA Premier VIP Core Bond .................. Incentive Life Legacy
AXA Premier VIP Health Care ................ Incentive Life Legacy
AXA Premier VIP High Yield ................. Incentive Life Legacy
AXA Premier VIP High Yield ................. MONY Variable Universal Life
AXA Premier VIP High Yield ................. Survivorship Variable Universal Life
AXA Premier VIP International Equity ....... Incentive Life Legacy
AXA Premier VIP Large Cap Core Equity ...... Incentive Life Legacy
AXA Premier VIP Large Cap Growth ........... Incentive Life Legacy
AXA Premier VIP Large Cap Value ............ Incentive Life Legacy
AXA Premier VIP Mid Cap Growth ............. Incentive Life Legacy
AXA Premier VIP Mid Cap Value .............. Incentive Life Legacy
AXA Premier VIP Technology ................. Incentive Life Legacy
Dreyfus IP Small Cap Stock Index ........... MONY Corporate Sponsored Variable Universal Life
Dreyfus IP Small Cap Stock Index ........... MONY Variable Universal Life
Dreyfus Stock Index Fund, Inc. ............. MONY Corporate Sponsored Variable Universal Life
Dreyfus Stock Index Fund, Inc. ............. MONY Custom Estate Master
Dreyfus Stock Index Fund, Inc. ............. MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ............. MONY Equity Master
Dreyfus VIF Appreciation ................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF Small Company Stock ............ MONY Corporate Sponsored Variable Universal Life
EQ/AllianceBernstein Common Stock .......... Incentive Life Legacy
EQ/AllianceBernstein Growth and Income ..... Incentive Life Legacy
EQ/AllianceBernstein International ......... Incentive Life Legacy
EQ/AllianceBernstein International ......... MONY Corporate Sponsored Variable Universal Life
EQ/AllianceBernstein Large Cap Growth ...... Incentive Life Legacy


                                                         Mortality
                                                             &
                                                          Expense   Unit Fair      Units
                  Fund Name                     Class      Ratio      Value     Outstanding
-------------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value .......................  Series I      0.35%   $  15.11       52,276
AIM V.I. Financial Services ................  Series I      0.00%   $  14.98          913
AIM V.I. Financial Services ................  Series I      0.35%      14.95       21,269
AIM V.I. Financial Services ................  Series I      0.35%      15.43        2,162
AIM V.I. Global Health Care ................  Series I      0.00%   $  13.32        8,916
AIM V.I. Global Health Care ................  Series I      0.35%      12.53       48,264
AIM V.I. Global Health Care ................  Series I      0.35%      12.70           88
AIM V.I. Mid Cap Core Equity ...............  Series I      0.35%   $  15.21       25,429
AIM V.I. Technology ........................  Series I      0.00%   $  12.93        3,869
AIM V.I. Technology ........................  Series I      0.35%       9.89       12,600
AIM V.I. Technology ........................  Series I      0.35%      11.43           --
Alger American Balanced ....................      O         0.00%   $  13.26       96,653
Alger American Balanced ....................      O         0.35%      12.70      152,041
Alger American Balanced ....................      O         0.35%      12.63        5,860
Alger American MidCap Growth ...............      O         0.00%   $  16.03      219,778
Alger American MidCap Growth ...............      O         0.35%      15.60      199,171
Alger American MidCap Growth ...............      O         0.35%      14.68        9,317
Alger American MidCap Growth ...............      O         0.35%      15.77        6,868
Alger American MidCap Growth ...............      O         0.35%      15.26      127,401
AXA Aggressive Allocation ..................      B         0.00%   $ 155.98        1,604
AXA Conservative Allocation ................      B         0.00%   $ 118.42            7
AXA Conservative Plus-Allocation ...........      B         0.00%   $ 126.43           54
AXA Moderate Allocation ....................      B         0.00%   $ 137.35        1,805
AXA Moderate Plus-Allocation ...............      B         0.00%   $ 147.77        4,162
AXA Premier VIP Aggressive Equity ..........      B         0.00%   $  91.14           81
AXA Premier VIP Core Bond ..................      B         0.00%   $ 123.10          178
AXA Premier VIP Health Care ................      B         0.00%   $ 129.34            9
AXA Premier VIP High Yield .................      B         0.00%   $ 133.89          331
AXA Premier VIP High Yield .................      A         0.35%      14.94       91,204
AXA Premier VIP High Yield .................      A         0.35%      14.32        3,027
AXA Premier VIP International Equity .......      B         0.00%   $ 235.00           34
AXA Premier VIP Large Cap Core Equity ......      B         0.00%   $ 164.10           25
AXA Premier VIP Large Cap Growth ...........      B         0.00%   $ 140.62           59
AXA Premier VIP Large Cap Value ............      B         0.00%   $ 186.58          206
AXA Premier VIP Mid Cap Growth .............      B         0.00%   $ 181.19           27
AXA Premier VIP Mid Cap Value ..............      B         0.00%   $ 149.00          103
AXA Premier VIP Technology .................      B         0.00%   $ 184.01           24
Dreyfus IP Small Cap Stock Index ...........   Service      0.00%   $  17.01      288,745
Dreyfus IP Small Cap Stock Index ...........   Service      0.35%      17.47       54,378
Dreyfus Stock Index Fund, Inc. .............   Initial      0.00%   $  17.12    3,380,491
Dreyfus Stock Index Fund, Inc. .............   Initial      0.35%      11.10      102,738
Dreyfus Stock Index Fund, Inc. .............   Initial      0.35%      11.16    1,203,459
Dreyfus Stock Index Fund, Inc. .............   Initial      0.75%      10.08      484,112
Dreyfus VIF Appreciation ...................   Initial      0.00%   $  17.12       58,690
Dreyfus VIF Small Company Stock ............   Initial      0.00%   $  16.44      121,114
EQ/AllianceBernstein Common Stock ..........      B         0.00%   $ 111.99          594
EQ/AllianceBernstein Growth and Income .....      B         0.00%   $ 160.97          100
EQ/AllianceBernstein International .........      B         0.00%   $ 153.24          251
EQ/AllianceBernstein International .........      A         0.00%      14.96      434,329
EQ/AllianceBernstein Large Cap Growth ......      B         0.00%   $  77.95           21

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                 Fund Name                                        Option
------------------------------------------- --------------------------------------------------
EQ/AllianceBernstein Quality Bond ......... Incentive Life Legacy
EQ/AllainceBernstein Small Cap Growth ..... Incentive Life Legacy
EQ/AllianceBernstein Value ................ Incentive Life Legacy
EQ/Ariel Apreciation II ................... Incentive Life Legacy
EQ/Bond Index ............................. MONY Corporate Sponsored Variable Universal Life
EQ/Bond Index ............................. MONY Custom Estate Master
EQ/Bond Index ............................. MONY Custom Equity Master
EQ/Bond Index ............................. MONY Strategist
EQ/Bond Index ............................. MONY Equity Master
EQ/Boston Advisors Equity Income .......... Incentive Life Legacy
EQ/Boston Advisors Equity Income .......... MONY Variable Universal Life
EQ/Boston Advisors Equity Income .......... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income .......... MONY Custom Estate Master
EQ/Boston Advisors Equity Income .......... MONY Custom Equity Master
EQ/Boston Advisors Equity Income .......... MONY Strategist
EQ/Boston Advisors Equity Income .......... MONY Equity Master
EQ/Calvert Socially Responsible ........... Incentive Life Legacy
EQ/Calvert Socially Responsible ........... MONY Corporate Sponsored Variable Universal Life
EQ/Calvert Socially Responsible ........... MONY Variable Universal Life
EQ/Calvert Socially Responsible ........... Survivorship Variable Universal Life
EQ/Calvert Socially Responsible ........... MONY Custom Estate Master
EQ/Calvert Socially Responsible ........... MONY Custom Equity Master
EQ/Calvert Socially Responsible ........... MONY Equity Master
EQ/Capital Guardian Growth ................ Incentive Life Legacy
EQ/Capital Guardian International ......... Incentive Life Legacy
EQ/Capital Guardian Research .............. Incentive Life Legacy
EQ/Capital Guardian Research .............. MONY Strategist
EQ/Capital Guardian U.S. Equity ........... Incentive Life Legacy
EQ/Caywood-Scholl High Yield Bond ......... Incentive Life Legacy
EQ/Caywood-Scholl High Yield Bond ......... MONY Corporate Sponsored Variable Universal Life
EQ/Caywood-Scholl High Yield Bond ......... MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond ......... MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond ......... MONY Equity Master
EQ/Enterprise Moderate Allocation ......... MONY Corporate Sponsored Variable Universal Life
EQ/Enterprise Moderate Allocation ......... MONY Variable Universal Life
EQ/Enterprise Moderate Allocation ......... Survivorship Variable Universal Life
EQ/Enterprise Moderate Allocation ......... MONY Custom Estate Master
EQ/Enterprise Moderate Allocation ......... MONY Custom Equity Master
EQ/Enterprise Moderate Allocation ......... MONY Equity Master
EQ/Equity 500 Index ....................... Incentive Life Legacy
EQ/Evergreen International Bond ........... Incentive Life Legacy
EQ/Evergreen Omega ........................ Incentive Life Legacy
EQ/FI Mid Cap ............................. Incentive Life Legacy
EQ/FI Mid Cap ............................. MONY Variable Universal Life
EQ/FI Mid Cap ............................. Survivorship Variable Universal Life
EQ/FI Mid Cap Value ....................... Incentive Life Legacy
EQ/GAMCO Mergers and Acquisitions ......... Incentive Life Legacy
EQ/GAMCO Small Company Value .............. Incentive Life Legacy
EQ/GAMCO Small Company Value .............. MONY Corporate Sponsored Variable Universal Life
EQ/GAMCO Small Company Value .............. MONY Variable Universal Life


                                                     Mortality
                                                         &
                                                      Expense   Unit Fair      Units
                 Fund Name                   Class     Ratio      Value     Outstanding
------------------------------------------- ------- ---------- ----------- ------------
EQ/AllianceBernstein Quality Bond .........    B        0.00%   $  146.64          25
EQ/AllainceBernstein Small Cap Growth .....    B        0.00%   $  176.25          50
EQ/AllianceBernstein Value ................    B        0.00%   $  157.30         616
EQ/Ariel Apreciation II ...................    B        0.00%   $  115.56           2
EQ/Bond Index .............................    A        0.00%   $   15.06     201,483
EQ/Bond Index .............................    A        0.35%       13.86      24,652
EQ/Bond Index .............................    A        0.35%       13.77     140,914
EQ/Bond Index .............................    A        0.60%       33.90       3,014
EQ/Bond Index .............................    A        0.75%       16.92      80,990
EQ/Boston Advisors Equity Income ..........    B        0.00%   $  132.07          48
EQ/Boston Advisors Equity Income ..........    B        0.35%       15.95     121,979
EQ/Boston Advisors Equity Income ..........    B        0.35%       15.20      12,329
EQ/Boston Advisors Equity Income ..........    B        0.35%       15.37      77,047
EQ/Boston Advisors Equity Income ..........    B        0.35%       15.69     388,574
EQ/Boston Advisors Equity Income ..........    A        0.60%       11.67      54,314
EQ/Boston Advisors Equity Income ..........    B        0.75%       13.66     161,739
EQ/Calvert Socially Responsible ...........    B        0.00%   $   99.90           1
EQ/Calvert Socially Responsible ...........    A        0.00%        8.88       7,490
EQ/Calvert Socially Responsible ...........    B        0.35%       10.95      27,053
EQ/Calvert Socially Responsible ...........    B        0.35%       10.95          --
EQ/Calvert Socially Responsible ...........    A        0.35%        7.69      10,262
EQ/Calvert Socially Responsible ...........    A        0.35%        7.98     159,089
EQ/Calvert Socially Responsible ...........    A        0.75%        8.82      18,003
EQ/Capital Guardian Growth ................    B        0.00%   $   83.22         236
EQ/Capital Guardian International .........    B        0.00%   $  148.97          15
EQ/Capital Guardian Research ..............    B        0.00%   $  146.37           1
EQ/Capital Guardian Research ..............    A        0.60%       11.60     180,663
EQ/Capital Guardian U.S. Equity ...........    B        0.00%   $  139.41           4
EQ/Caywood-Scholl High Yield Bond .........    B        0.00%   $  113.26          20
EQ/Caywood-Scholl High Yield Bond .........    B        0.00%       17.72      38,774
EQ/Caywood-Scholl High Yield Bond .........    B        0.35%       15.71      50,234
EQ/Caywood-Scholl High Yield Bond .........    B        0.35%       15.79     278,979
EQ/Caywood-Scholl High Yield Bond .........    B        0.75%       22.06     292,047
EQ/Enterprise Moderate Allocation .........    B        0.00%   $   13.30      12,207
EQ/Enterprise Moderate Allocation .........    B        0.35%       12.63     189,769
EQ/Enterprise Moderate Allocation .........    B        0.35%       12.15       5,511
EQ/Enterprise Moderate Allocation .........    B        0.35%       11.51     174,874
EQ/Enterprise Moderate Allocation .........    B        0.35%       11.66   1,238,053
EQ/Enterprise Moderate Allocation .........    B        0.75%       24.20   3,290,923
EQ/Equity 500 Index .......................    B        0.00%   $  110.89         330
EQ/Evergreen International Bond ...........    B        0.00%   $  101.15          96
EQ/Evergreen Omega ........................    B        0.00%   $   97.08           1
EQ/FI Mid Cap .............................    B        0.00%   $  140.14         193
EQ/FI Mid Cap .............................    A        0.35%       16.56     159,369
EQ/FI Mid Cap .............................    A        0.35%       15.84      12,614
EQ/FI Mid Cap Value .......................    B        0.00%   $  200.16         162
EQ/GAMCO Mergers and Acquisitions .........    B        0.00%   $  118.92         167
EQ/GAMCO Small Company Value ..............    B        0.00%   $  140.78         147
EQ/GAMCO Small Company Value ..............    B        0.00%       30.90     174,904
EQ/GAMCO Small Company Value ..............    B        0.35%       19.22     429,647

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


               Fund Name                                     Option
-------------------------------------- --------------------------------------------------
EQ/GAMCO Small Company Value ......... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value ......... MONY Custom Estate Master
EQ/GAMCO Small Company Value ......... MONY Custom Equity Master
EQ/GAMCO Small Company Value ......... MONY Equity Master
EQ/Government Securities ............. MONY Corporate Sponsored Variable Universal Life
EQ/Government Securities ............. MONY Variable Universal Life
EQ/Government Securities ............. Survivorship Variable Universal Life
EQ/Government Securities ............. MONY Custom Estate Master
EQ/Government Securities ............. MONY Custom Equity Master
EQ/Government Securities ............. MONY Equity Master
EQ/International Growth .............. Incentive Life Legacy
EQ/International Growth .............. MONY Corporate Sponsored Variable Universal Life
EQ/International Growth .............. MONY Custom Estate Master
EQ/International Growth .............. MONY Custom Equity Master
EQ/International Growth .............. MONY Equity Master
EQ/JPMorgan Core Bond ................ Incentive Life Legacy
EQ/JPMorgan Core Bond ................ MONY Corporate Sponsored Variable Universal Life
EQ/JPMorgan Core Bond ................ MONY Variable Universal Life
EQ/JPMorgan Core Bond ................ Survivorship Variable Universal Life
EQ/JPMorgan Core Bond ................ MONY Custom Estate Master
EQ/JPMorgan Core Bond ................ MONY Custom Equity Master
EQ/JPMorgan Value Opportunities ...... Incentive Life Legacy
EQ/Janus Large Cap Growth ............ Incentive Life Legacy
EQ/Legg Mason Value Equity ........... Incentive Life Legacy
EQ/Long Term Bond .................... Incentive Life Legacy
EQ/Long Term Bond .................... MONY Corporate Sponsored Variable Universal Life
EQ/Long Term Bond .................... MONY Variable Universal Life
EQ/Long Term Bond .................... Survivorship Variable Universal Life
EQ/Long Term Bond .................... MONY Custom Estate Master
EQ/Long Term Bond .................... MONY Custom Equity Master
EQ/Long Term Bond .................... MONY Strategist
EQ/Long Term Bond .................... MONY Equity Master
EQ/Lord Abbett Growth and Income ..... Incentive Life Legacy
EQ/Lord Abbett Growth and Income ..... MONY Variable Universal Life
EQ/Lord Abbett Growth and Income ..... Survivorship Variable Universal Life
EQ/Lord Abbett Growth and Income ..... MONY Custom Estate Master
EQ/Lord Abbett Growth and Income ..... MONY Custom Equity Master
EQ/Lord Abbett Large Cap Core ........ Incentive Life Legacy
EQ/Lord Abbett Mid Cap Value ......... Incentive Life Legacy
EQ/Lord Abbett Mid Cap Value ......... MONY Corporate Sponsored Variable Universal Life
EQ/Lord Abbett Mid Cap Value ......... MONY Variable Universal Life
EQ/Lord Abbett Mid Cap Value ......... Survivorship Variable Universal Life
EQ/Lord Abbett Mid Cap Value ......... MONY Custom Estate Master
EQ/Lord Abbett Mid Cap Value ......... MONY Custom Equity Master
EQ/Marsico Focus ..................... Incentive Life Legacy
EQ/Marsico Focus ..................... MONY Custom Estate Master
EQ/Marsico Focus ..................... MONY Custom Equity Master
EQ/Marsico Focus ..................... MONY Equity Master
EQ/Mercury Basic Value Equity ........ Incentive Life Legacy
EQ/Mercury International Value ....... Incentive Life Legacy
EQ/Mercury International Value ....... MONY Corporate Sponsored Variable Universal Life
EQ/MFS Emerging Growth Companies ..... Incentive Life Legacy


                                                Mortality
                                                    &
                                                 Expense   Unit Fair      Units
               Fund Name                Class     Ratio      Value     Outstanding
-------------------------------------- ------- ---------- ----------- ------------
EQ/GAMCO Small Company Value .........    B        0.35%   $  18.49       21,892
EQ/GAMCO Small Company Value .........    B        0.35%      24.08       78,192
EQ/GAMCO Small Company Value .........    B        0.35%      25.50      918,364
EQ/GAMCO Small Company Value .........    B        0.75%      46.68      938,110
EQ/Government Securities .............    A        0.00%   $  14.39      325,424
EQ/Government Securities .............    A        0.35%      11.26      200,649
EQ/Government Securities .............    A        0.35%      11.26        7,817
EQ/Government Securities .............    A        0.35%      13.24       27,571
EQ/Government Securities .............    A        0.35%      13.20      235,746
EQ/Government Securities .............    A        0.75%      15.93      108,398
EQ/International Growth ..............    B        0.00%   $ 145.78           71
EQ/International Growth ..............    B        0.00%      13.97       17,624
EQ/International Growth ..............    B        0.35%      12.68       57,061
EQ/International Growth ..............    B        0.35%      13.49      524,093
EQ/International Growth ..............    B        0.75%      20.17      671,756
EQ/JPMorgan Core Bond ................    B        0.00%   $ 124.29          200
EQ/JPMorgan Core Bond ................    A        0.00%      13.72      609,516
EQ/JPMorgan Core Bond ................    A        0.35%      14.14      268,365
EQ/JPMorgan Core Bond ................    A        0.35%      14.07       11,170
EQ/JPMorgan Core Bond ................    A        0.35%      13.51       18,876
EQ/JPMorgan Core Bond ................    A        0.35%      13.71      136,893
EQ/JPMorgan Value Opportunities ......    B        0.00%   $ 183.24           15
EQ/Janus Large Cap Growth ............    B        0.00%   $  69.36            7
EQ/Legg Mason Value Equity ...........    B        0.00%   $ 114.04           88
EQ/Long Term Bond ....................    B        0.00%   $ 102.73           95
EQ/Long Term Bond ....................    A        0.00%      16.95      102,441
EQ/Long Term Bond ....................    A        0.35%      13.19      112,091
EQ/Long Term Bond ....................    A        0.35%      13.36        3,799
EQ/Long Term Bond ....................    A        0.35%      15.36       50,422
EQ/Long Term Bond ....................    A        0.35%      14.93      256,112
EQ/Long Term Bond ....................    A        0.60%      49.27          930
EQ/Long Term Bond ....................    A        0.75%      21.56      111,837
EQ/Lord Abbett Growth and Income .....    B        0.00%   $ 125.34           22
EQ/Lord Abbett Growth and Income .....    A        0.35%      15.00      296,109
EQ/Lord Abbett Growth and Income .....    A        0.35%      14.11       11,076
EQ/Lord Abbett Growth and Income .....    A        0.35%      15.00       14,590
EQ/Lord Abbett Growth and Income .....    A        0.35%      14.92      172,569
EQ/Lord Abbett Large Cap Core ........    B        0.00%   $ 120.09           13
EQ/Lord Abbett Mid Cap Value .........    B        0.00%   $ 126.46            7
EQ/Lord Abbett Mid Cap Value .........    A        0.00%      16.50      498,480
EQ/Lord Abbett Mid Cap Value .........    A        0.35%      17.40      215,098
EQ/Lord Abbett Mid Cap Value .........    A        0.35%      15.59        4,693
EQ/Lord Abbett Mid Cap Value .........    A        0.35%      15.94       15,510
EQ/Lord Abbett Mid Cap Value .........    A        0.35%      15.94      203,645
EQ/Marsico Focus .....................    B        0.00%   $ 164.80          402
EQ/Marsico Focus .....................    B        0.35%      11.57       94,168
EQ/Marsico Focus .....................    B        0.35%      11.57      684,069
EQ/Marsico Focus .....................    B        0.75%      11.51      271,698
EQ/Mercury Basic Value Equity ........    B        0.00%   $ 275.76           50
EQ/Mercury International Value .......    B        0.00%   $ 171.47          354
EQ/Mercury International Value .......    A        0.00%      17.89      631,514
EQ/MFS Emerging Growth Companies .....    B        0.00%   $ 172.08           34

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                 Fund Name                                        Option
------------------------------------------- --------------------------------------------------
EQ/MFS Investors Trust .................... Incentive Life Legacy
EQ/Money Market ........................... Incentive Life Legacy
EQ/Money Market ........................... MONY Corporate Sponsored Variable Universal Life
EQ/Money Market ........................... MONY Variable Universal Life
EQ/Money Market ........................... Survivorship Variable Universal Life
EQ/Money Market ........................... MONY Custom Estate Master
EQ/Money Market ........................... MONY Custom Equity Master
EQ/Money Market ........................... MONY Strategist
EQ/Money Market ........................... MONY Equity Master
EQ/Montag & Caldwell Growth ............... Incentive Life Legacy
EQ/Montag & Caldwell Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/Montag & Caldwell Growth ............... MONY Variable Universal Life
EQ/Montag & Caldwell Growth ............... Survivorship Variable Universal Life
EQ/Montag & Caldwell Growth ............... MONY Custom Estate Master
EQ/Montag & Caldwell Growth ............... MONY Custom Equity Master
EQ/Montag & Caldwell Growth ............... MONY Equity Master
EQ/PIMCO Real Return ...................... Incentive Life Legacy
EQ/PIMCO Real Return ...................... MONY Corporate Sponsored Variable Universal Life
EQ/PIMCO Real Return ...................... MONY Variable Universal Life
EQ/PIMCO Real Return ...................... Survivorship Variable Universal Life
EQ/PIMCO Real Return ...................... MONY Custom Estate Master
EQ/PIMCO Real Return ...................... MONY Custom Equity Master
EQ/Short Duration Bond .................... Incentive Life Legacy
EQ/Short Duration Bond .................... MONY Corporate Sponsored Variable Universal Life
EQ/Short Duration Bond .................... MONY Variable Universal Life
EQ/Small Cap Value ........................ Incentive Life Legacy
EQ/Small Company Growth ................... Incentive Life Legacy
EQ/Small Company Growth ................... MONY Corporate Sponsored Variable Universal Life
EQ/Small Company Growth ................... MONY Variable Universal Life
EQ/Small Company Growth ................... Survivorship Variable Universal Life
EQ/Small Company Growth ................... MONY Custom Estate Master
EQ/Small Company Growth ................... MONY Custom Equity Master
EQ/Small Company Growth ................... MONY Equity Master
EQ/Small Company Index .................... Incentive Life Legacy
EQ/TCW Equity ............................. Incentive Life Legacy
EQ/TCW Equity ............................. MONY Corporate Sponsored Variable Universal Life
EQ/TCW Equity ............................. MONY Custom Estate Master
EQ/TCW Equity ............................. MONY Custom Equity Master
EQ/TCW Equity ............................. MONY Equity Master
EQ/UBS Growth and Income .................. Incentive Life Legacy
EQ/UBS Growth and Income .................. MONY Variable Universal Life
EQ/UBS Growth and Income .................. Survivorship Variable Universal Life
EQ/UBS Growth and Income .................. MONY Custom Estate Master
EQ/UBS Growth and Income .................. MONY Custom Equity Master
EQ/UBS Growth and Income .................. MONY Equity Master
EQ/Van Kampen Comstock .................... Incentive Life Legacy
EQ/Van Kampen Emerging Markets Equity ..... Incentive Life Legacy
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Universal Life
EQ/Van Kampen Emerging Markets Equity ..... Survivorship Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. Incentive Life Legacy
EQ/Wells Fargo Montgomery Small Cap ....... Incentive Life Legacy
Fidelity VIP Asset Manager ................ MONY Corporate Sponsored Variable Universal Life


                                                       Mortality
                                                           &
                                                        Expense   Unit Fair      Units
                 Fund Name                    Class      Ratio      Value     Outstanding
------------------------------------------- --------- ---------- ----------- ------------
EQ/MFS Investors Trust ....................     B         0.00%   $  112.28           6
EQ/Money Market ...........................     B         0.00%   $  122.98       4,275
EQ/Money Market ...........................     A         0.00%       10.59   3,799,075
EQ/Money Market ...........................     A         0.35%       10.54     254,669
EQ/Money Market ...........................     A         0.35%       10.54         284
EQ/Money Market ...........................     A         0.35%       10.54     129,419
EQ/Money Market ...........................     A         0.35%       10.54     577,839
EQ/Money Market ...........................     A         0.60%       10.51       3,800
EQ/Money Market ...........................     A         0.75%       10.48     310,451
EQ/Montag & Caldwell Growth ...............     B         0.00%   $  119.44           9
EQ/Montag & Caldwell Growth ...............     B         0.00%        8.83      80,201
EQ/Montag & Caldwell Growth ...............     B         0.35%       10.99     612,174
EQ/Montag & Caldwell Growth ...............     B         0.35%       10.75      21,432
EQ/Montag & Caldwell Growth ...............     B         0.35%       10.44     480,890
EQ/Montag & Caldwell Growth ...............     B         0.35%       10.73   3,567,174
EQ/Montag & Caldwell Growth ...............     B         0.75%        8.44     490,378
EQ/PIMCO Real Return ......................     B         0.00%   $  100.63          44
EQ/PIMCO Real Return ......................     B         0.00%       11.78     485,680
EQ/PIMCO Real Return ......................     B         0.35%       11.78     123,722
EQ/PIMCO Real Return ......................     B         0.35%       11.71       5,931
EQ/PIMCO Real Return ......................     B         0.35%       11.68       7,548
EQ/PIMCO Real Return ......................     B         0.35%       11.70      50,604
EQ/Short Duration Bond ....................     B         0.00%   $  104.68          63
EQ/Short Duration Bond ....................     A         0.00%       14.02     195,332
EQ/Short Duration Bond ....................     B         0.35%       10.61      16,024
EQ/Small Cap Value ........................     B         0.00%   $  229.95          16
EQ/Small Company Growth ...................     B         0.00%   $  136.14          23
EQ/Small Company Growth ...................     B         0.00%       13.21     190,953
EQ/Small Company Growth ...................     B         0.35%       12.96     244,435
EQ/Small Company Growth ...................     B         0.35%       12.89       3,484
EQ/Small Company Growth ...................     B         0.35%       18.61      59,732
EQ/Small Company Growth ...................     B         0.35%       19.13     474,673
EQ/Small Company Growth ...................     B         0.75%       12.18     122,815
EQ/Small Company Index ....................     B         0.00%   $  174.25         193
EQ/TCW Equity .............................     B         0.00%   $  111.34          19
EQ/TCW Equity .............................     B         0.00%       12.96     215,269
EQ/TCW Equity .............................     B         0.35%       10.61     153,981
EQ/TCW Equity .............................     B         0.35%       10.72   1,197,551
EQ/TCW Equity .............................     B         0.75%       22.44   1,584,654
EQ/UBS Growth and Income ..................     B         0.00%   $  136.33          15
EQ/UBS Growth and Income ..................     B         0.35%       14.21     177,571
EQ/UBS Growth and Income ..................     B         0.35%       13.43       8,696
EQ/UBS Growth and Income ..................     B         0.35%       13.68     158,717
EQ/UBS Growth and Income ..................     B         0.35%       13.90   1,024,003
EQ/UBS Growth and Income ..................     B         0.75%       11.06     302,665
EQ/Van Kampen Comstock ....................     B         0.00%   $  121.96          56
EQ/Van Kampen Emerging Markets Equity .....     B         0.00%   $  214.07         352
EQ/Van Kampen Emerging Markets Equity .....     A         0.35%       29.51      37,988
EQ/Van Kampen Emerging Markets Equity .....     A         0.35%       27.78       5,335
EQ/Van Kampen Mid Cap Growth ..............     B         0.00%   $  136.41          11
EQ/Wells Fargo Montgomery Small Cap .......     B         0.00%   $  146.10         131
Fidelity VIP Asset Manager ................  Initial      0.00%   $   11.89      12,798

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                  Fund Name                                         Option
--------------------------------------------- --------------------------------------------------
Fidelity VIP Contrafund(R) .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Custom Estate Master
Fidelity VIP Contrafund(R) .................. MONY Custom Equity Master
Fidelity VIP Contrafund(R) .................. MONY Equity Master
Fidelity VIP Growth ......................... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth ......................... MONY Custom Estate Master
Fidelity VIP Growth ......................... MONY Custom Equity Master
Fidelity VIP Growth ......................... MONY Equity Master
Fidelity VIP Growth and Income .............. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities ........... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities ........... MONY Custom Estate Master
Fidelity VIP Growth Opportunities ........... MONY Custom Equity Master
Fidelity VIP Growth Opportunities ........... MONY Equity Master
Franklin Income Securities .................. MONY Variable Universal Life
Franklin Rising Dividends Securities ........ MONY Variable Universal Life
Franklin Zero Coupon 2010 ................... MONY Variable Universal Life
Janus Aspen Series Balanced ................. MONY Custom Estate Master
Janus Aspen Series Balanced ................. MONY Custom Equity Master
Janus Aspen Series Balanced ................. MONY Equity Master
Janus Aspen Series Flexible Bond ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Variable Universal Life
Janus Aspen Series Flexible Bond ............ Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life
Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master
Janus Aspen Series International Growth ..... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life
Janus Aspen Series International Growth ..... Survivorship Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master
Janus Aspen Series Mid Cap Value ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master
MFS(R) Mid Cap Growth ....................... MONY Variable Universal Life
MFS(R) Mid Cap Growth ....................... Survivorship Variable Universal Life
MFS(R) New Discovery ........................ MONY Corporate Sponsored Variable Universal Life
MFS(R) New Discovery ........................ MONY Variable Universal Life
MFS(R) New Discovery ........................ Survivorship Variable Universal Life
MFS(R) Total Return ......................... MONY Corporate Sponsored Variable Universal Life
MFS(R) Total Return ......................... MONY Variable Universal Life
MFS(R) Total Return ......................... Survivorship Variable Universal Life
MFS(R) Utilities ............................ MONY Corporate Sponsored Variable Universal Life
MFS(R) Utilities ............................ MONY Variable Universal Life
MFS(R) Utilities ............................ Survivorship Variable Universal Life


                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
Fidelity VIP Contrafund(R) ..................    Initial          0.00%   $  15.27    1,158,887
Fidelity VIP Contrafund(R) ..................    Service          0.35%      14.79       47,532
Fidelity VIP Contrafund(R) ..................    Service          0.35%      15.90      648,769
Fidelity VIP Contrafund(R) ..................    Service          0.75%      13.82      473,580
Fidelity VIP Growth .........................    Initial          0.00%   $   9.32      389,704
Fidelity VIP Growth .........................    Service          0.35%       8.58       62,922
Fidelity VIP Growth .........................    Service          0.35%       8.80      724,782
Fidelity VIP Growth .........................    Service          0.75%       7.21      324,140
Fidelity VIP Growth and Income ..............    Initial          0.00%   $  11.73       97,655
Fidelity VIP Growth Opportunities ...........    Initial          0.00%   $   8.85       38,945
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.87       10,356
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.70      160,028
Fidelity VIP Growth Opportunities ...........    Service          0.75%      10.96       10,872
Franklin Income Securities ..................       2             0.35%   $  15.24       91,299
Franklin Rising Dividends Securities ........       2             0.35%   $  15.09       40,481
Franklin Zero Coupon 2010 ...................       2             0.35%   $  10.98        9,020
Janus Aspen Series Balanced ................. Institutional       0.35%   $  13.14       70,505
Janus Aspen Series Balanced ................. Institutional       0.35%      13.38      484,922
Janus Aspen Series Balanced ................. Institutional       0.75%      12.96       90,355
Janus Aspen Series Flexible Bond ............ Institutional       0.00%   $  14.88      511,917
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.49       76,364
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.48        2,686
Janus Aspen Series Forty .................... Institutional       0.00%   $   9.43      944,072
Janus Aspen Series Forty ....................    Service          0.35%      15.19      112,671
Janus Aspen Series Forty ....................    Service          0.35%      15.31        5,316
Janus Aspen Series Forty .................... Institutional       0.35%      11.58       66,036
Janus Aspen Series Forty .................... Institutional       0.35%      12.22      540,206
Janus Aspen Series Forty .................... Institutional       0.75%       9.06      459,629
Janus Aspen Series International Growth ..... Institutional       0.00%   $  18.23      438,793
Janus Aspen Series International Growth .....    Service          0.35%      24.40      203,094
Janus Aspen Series International Growth .....    Service          0.35%      24.33        9,678
Janus Aspen Series Mid Cap Growth ........... Institutional       0.00%   $   6.98      626,635
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       6.98      105,277
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       8.43    1,244,627
Janus Aspen Series Mid Cap Growth ........... Institutional       0.75%      11.35      107,124
Janus Aspen Series Mid Cap Value ............    Service          0.00%   $  14.93      153,489
Janus Aspen Series Worldwide Growth ......... Institutional       0.00%   $   9.13      128,763
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       8.93      100,915
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%      10.14      935,104
Janus Aspen Series Worldwide Growth ......... Institutional       0.75%       7.22      575,953
MFS(R) Mid Cap Growth .......................    Initial          0.35%   $  10.65      107,268
MFS(R) Mid Cap Growth .......................    Initial          0.35%      10.57        4,739
MFS(R) New Discovery ........................    Initial          0.00%   $  13.54       35,232
MFS(R) New Discovery ........................    Initial          0.35%      12.48       42,367
MFS(R) New Discovery ........................    Initial          0.35%      12.45        2,588
MFS(R) Total Return .........................    Initial          0.00%   $  14.02      174,322
MFS(R) Total Return .........................    Initial          0.35%      14.13      182,683
MFS(R) Total Return .........................    Initial          0.35%      13.81        6,350
MFS(R) Utilities ............................    Initial          0.00%   $  24.77       27,520
MFS(R) Utilities ............................    Initial          0.35%      23.31       49,503
MFS(R) Utilities ............................    Initial          0.35%      22.34        3,505

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006

                   Fund Name                                          Option
----------------------------------------------- --------------------------------------------------
Morgan Stanley UIF Core Plus Fixed Income ..... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Emerging Markets Debt ...... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Equity Growth .............. MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Global Value Equity ........ MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Real Estate ................ MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Value ...................... MONY Corporate Sponsored Variable Universal Life
Old Mutual Select Value ....................... MONY Variable Universal Life
Old Mutual Select Value ....................... Survivorship Variable Universal Life
Oppenheimer Global Securities ................. MONY Variable Universal Life
Oppenheimer Main Street(R) .................... MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Custom Estate Master
PIMCO Global Bond (Unhedged) .................. MONY Custom Equity Master
PIMCO StocksPLUS Growth and Income ............ MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income ............ Survivorship Variable Universal Life
T. Rowe Price Equity Income ................... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price New America Growth .............. MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Personal Strategy Balanced ...... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Bond ........................ MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Emerging Markets ............ MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Hard Assets ................. MONY Corporate Sponsored Variable Universal Life
Van Kampen UIF Global Value Equity ............ MONY Variable Universal Life
Van Kampen UIF Global Value Equity ............ Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate ............... MONY Variable Universal Life
Van Kampen UIF U.S. Real Estate ............... Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate ............... MONY Custom Estate Master
Van Kampen UIF U.S. Real Estate ............... MONY Custom Equity Master


                                                                  Mortality
                                                                      &
                                                                   Expense   Unit Fair      Units
                   Fund Name                          Class         Ratio      Value     Outstanding
----------------------------------------------- ---------------- ---------- ----------- ------------
Morgan Stanley UIF Core Plus Fixed Income .....    I                 0.00%   $  15.45      941,192
Morgan Stanley UIF Emerging Markets Debt ......    I                 0.00%   $  18.05       25,575
Morgan Stanley UIF Equity Growth ..............    I                 0.00%   $   9.40       13,390
Morgan Stanley UIF Global Value Equity ........    I                 0.00%   $  14.86       72,515
Morgan Stanley UIF Real Estate ................    I                 0.00%   $  27.71       81,106
Morgan Stanley UIF Value ......................    I                 0.00%   $  18.52      712,711
Old Mutual Select Value ....................... Insurance            0.35%   $  12.61       91,871
Old Mutual Select Value ....................... Insurance            0.35%   $  12.26        3,552
Oppenheimer Global Securities .................  Service             0.35%   $  20.01       94,092
Oppenheimer Main Street(R) ....................  Service             0.35%   $  14.98       44,174
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%   $  14.60      112,558
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      14.65        5,155
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      13.35        4,997
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      14.08       50,404
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%   $  14.24      306,605
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%   $  14.47        4,539
T. Rowe Price Equity Income ...................        *             0.00%   $  18.75    1,429,156
T. Rowe Price New America Growth ..............        *             0.00%   $  12.04      607,069
T. Rowe Price Personal Strategy Balanced ......        *             0.00%   $  17.95      152,960
Van Eck Worldwide Bond ........................     Initial          0.00%   $  16.04       18,401
Van Eck Worldwide Emerging Markets ............     Initial          0.00%   $  18.40      268,288
Van Eck Worldwide Hard Assets .................     Initial          0.00%   $  32.91       43,644
Van Kampen UIF Global Value Equity ............        I             0.35%   $  15.71       39,858
Van Kampen UIF Global Value Equity ............        I             0.35%      17.92          885
Van Kampen UIF U.S. Real Estate ...............        I             0.35%   $  29.78      158,728
Van Kampen UIF U.S. Real Estate ...............        I             0.35%      27.75        7,198
Van Kampen UIF U.S. Real Estate ...............        I             0.35%      27.06        6,117
Van Kampen UIF U.S. Real Estate ...............        I             0.35%      27.32      102,058

----------
* The fund does not specify a share class.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                             AIM V.I.
                                                          AIM V.I.         AIM V.I.           Global
                                                        Basic Value   Financial Services   Health Care
                                                       ------------- -------------------- -------------
Income:
 Dividend income .....................................   $  2,950          $  5,633        $       --
Expenses:
 Mortality and expense risk charges ..................     (2,286)           (1,209)           (2,565)
                                                         --------          --------        ----------
Net investment income/(loss) .........................        664             4,424            (2,565)
                                                         --------          --------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     48,418            19,628            43,888
 Realized gain distributions .........................     32,616             2,176                --
                                                         --------          --------        ----------
Realized gain/(loss) .................................     81,034            21,804            43,888
                                                         --------          --------        ----------
Change in unrealized appreciation
 (depreciation) ......................................       (571)           25,606           (11,258)
                                                         --------          --------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 81,127          $ 51,834        $   30,065
                                                         ========          ========        ==========


                                                          AIM V.I.                                  Alger American
                                                          Mid Cap      AIM V.I.    Alger American       MidCap
                                                        Core Equity   Technology      Balanced          Growth
                                                       ------------- ------------ ---------------- ----------------
Income:
 Dividend income .....................................  $    3,534     $    --      $    57,519      $        --
Expenses:
 Mortality and expense risk charges ..................      (1,250)       (655)         (14,207)         (34,099)
                                                        ----------     -------      -----------      -----------
Net investment income/(loss) .........................       2,284        (655)          43,312          (34,099)
                                                        ----------     -------      -----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      10,093       8,002          132,844          660,716
 Realized gain distributions .........................      37,654          --          194,000        1,242,978
                                                        ----------     -------      -----------      -----------
Realized gain/(loss) .................................      47,747       8,002          326,844        1,903,694
                                                        ----------     -------      -----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................     (13,440)      2,675         (224,842)        (945,519)
                                                        ----------     -------      -----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   36,591     $10,022      $   145,314      $   924,076
                                                        ==========     =======      ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                        Allocation (a)    Allocation (a)        Allocation (a)
                                                       ---------------- ------------------ -----------------------
Income:
 Dividend income .....................................      $4,249             $ 2                 $   235
Expenses:
 Mortality and expense risk charges ..................          --              --                      --
                                                            ------             ---                 -------
Net investment income/(loss) .........................       4,249               2                     235
                                                            ------             ---                 -------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         206              --                      49
 Realized gain distributions .........................          --              --                      --
                                                            ------             ---                 -------
Realized gain/(loss) .................................         206              --                      49
                                                            ------             ---                 -------
Change in unrealized appreciation
 (depreciation) ......................................         339                (2)                 (204)
                                                            ------             ------              -------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $4,794             $--                 $    80
                                                            ======             =====               =======


                                                         AXA Moderate    AXA Moderate-Plus      AXA Premier VIP
                                                        Allocation (a)     Allocation (a)    Aggressive Equity (a)
                                                       ---------------- ------------------- -----------------------
Income:
 Dividend income .....................................    $   4,929          $ 11,591                 $ --
Expenses:
 Mortality and expense risk charges ..................           --                --                   --
                                                          ---------          --------                 ----
Net investment income/(loss) .........................        4,929            11,591                   --
                                                          ---------          --------                 ----
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....           40             1,083                    8
 Realized gain distributions .........................           --                --                   --
                                                          ---------          --------                 ----
Realized gain/(loss) .................................           40             1,083                    8
                                                          ---------          --------                 ----
Change in unrealized appreciation
 (depreciation) ......................................       (2,732)           (6,618)                 293
                                                          ---------          --------                 ----
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   2,237          $  6,056                 $301
                                                          =========          ========                 ====


                                                        AXA Premier VIP
                                                         Core Bond (a)
                                                       -----------------
Income:
 Dividend income .....................................       $  34
Expenses:
 Mortality and expense risk charges ..................          --
                                                             -----
Net investment income/(loss) .........................          34
                                                             -----
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          --
 Realized gain distributions .........................          --
                                                             -----
Realized gain/(loss) .................................          --
                                                             -----
Change in unrealized appreciation
 (depreciation) ......................................         (93)
                                                             -----
Net increase/(decrease) in net assets
 resulting from operations ...........................       $ (59)
                                                             =====

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                            AXA Premier VIP
                                                        AXA Premier VIP   AXA Premier VIP    International
                                                        Health Care (a)    High Yield (a)     Equity (a)
                                                       ----------------- ----------------- ----------------
Income:
 Dividend income .....................................       $  --          $   98,925          $  19
Expenses:
 Mortality and expense risk charges ..................          --                (737)            --
                                                             -----          ----------          -----
Net investment income/(loss) .........................          --              98,188             19
                                                             -----          ----------          -----
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          --               3,598              3
 Realized gain distributions .........................          27                  --            173
                                                             -----          ----------          -----
Realized gain/(loss) .................................          27               3,598            176
                                                             -----          ----------          -----
Change in unrealized appreciation
 (depreciation) ......................................         (29)            (78,006)           (59)
                                                             -----          ----------          -----
Net increase/(decrease) in net assets
 resulting from operations ...........................       $  (2)         $   23,780          $ 136
                                                             =====          ==========          =====


                                                        AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                           Large Cap         Large Cap         Large Cap          Mid Cap
                                                        Core Equity (a)      Growth (a)        Value (a)         Growth (a)
                                                       ----------------- ----------------- ----------------- -----------------
Income:
 Dividend income .....................................      $    8            $   --            $   107           $    --
Expenses:
 Mortality and expense risk charges ..................          --                --                 --                --
                                                            ------            ------            -------           -------
Net investment income/(loss) .........................           8                --                107                --
                                                            ------            ------            -------           -------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....           2                 1                  2                 2
 Realized gain distributions .........................          40               240                487               188
                                                            ------            ------            -------           -------
Realized gain/(loss) .................................          42               241                489               190
                                                            ------            ------            -------           -------
Change in unrealized appreciation
 (depreciation) ......................................         (43)             (288)              (389)             (198)
                                                            ------            ------            -------           -------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $    7            $  (47)           $   207           $    (8)
                                                            ======            ======            =======           =======

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                               Dreyfus IP
                                                         AXA Premier VIP    AXA Premier VIP    Small Cap
                                                        Mid Cap Value (a)    Technology (a)   Stock Index
                                                       ------------------- ----------------- -------------
Income:
 Dividend income .....................................       $   --               $--         $    25,513
Expenses:
 Mortality and expense risk charges ..................           --                --             (17,722)
                                                             ------               ---         -----------
Net investment income/(loss) .........................           --                --               7,791
                                                             ------               ---         -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....           --                12             822,575
 Realized gain distributions .........................          234                --             144,695
                                                             ------               ---         -----------
Realized gain/(loss) .................................          234                12             967,270
                                                             ------               ---         -----------
Change in unrealized appreciation
 (depreciation) ......................................         (298)               30            (152,062)
                                                             ------               ---         -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................       $  (64)              $42         $   822,999
                                                             ======               ===         ===========


                                                                                           Dreyfus VIF
                                                          Dreyfus Stock     Dreyfus VIF   Small Company   EQ/AllianceBernstein
                                                        Index Fund, Inc.   Appreciation       Stock         Common Stock (a)
                                                       ------------------ -------------- --------------- ---------------------
Income:
 Dividend income .....................................    $ 1,215,705        $ 14,483      $        --            $339
Expenses:
 Mortality and expense risk charges ..................       (368,299)         (6,637)         (12,254)             --
                                                          -----------        --------      -----------            ----
Net investment income/(loss) .........................        847,406           7,846          (12,254)            339
                                                          -----------        --------      -----------            ----
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        763,138          34,666          128,591              63
 Realized gain distributions .........................             --              --          357,783              --
                                                          -----------        --------      -----------            ----
Realized gain/(loss) .................................        763,138          34,666          486,374              63
                                                          -----------        --------      -----------            ----
Change in unrealized appreciation
 (depreciation) ......................................      8,459,813          96,745         (158,780)             73
                                                          -----------        --------      -----------            ----
Net increase/(decrease) in net assets
 resulting from operations ...........................    $10,070,357        $139,257      $   315,340            $475
                                                          ===========        ========      ===========            ====

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        EQ/AllianceBernstein
                                                             Growth and       EQ/AllianceBernstein
                                                             Income (a)         International (a)
                                                       --------------------- ----------------------
Income:
 Dividend income .....................................        $   116             $    81,432
Expenses:
 Mortality and expense risk charges ..................             --                  (3,859)
                                                              -------             -----------
Net investment income/(loss) .........................            116                  77,573
                                                              -------             -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....            (28)                 33,596
 Realized gain distributions .........................            495                 439,800
                                                              -------             -----------
Realized gain/(loss) .................................            467                 473,396
                                                              -------             -----------
Change in unrealized appreciation
 (depreciation) ......................................           (268)               (168,899)
                                                              -------             -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................        $   315             $   382,070
                                                              =======             ===========


                                                        EQ/AllianceBernstein                          EQ/AllianceBernstein
                                                              Large Cap        EQ/AllianceBernstein         Small Cap
                                                             Growth (a)          Quality Bond (a)          Growth (a)
                                                       ---------------------- ---------------------- ----------------------
Income:
 Dividend income .....................................           $--                  $   9                 $    --
Expenses:
 Mortality and expense risk charges ..................            --                     --                      --
                                                                 ---                  -----                 -------
Net investment income/(loss) .........................            --                      9                      --
                                                                 ---                  -----                 -------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....             1                     --                       6
 Realized gain distributions .........................            --                     --                     528
                                                                 ---                  -----                 -------
Realized gain/(loss) .................................             1                     --                     534
                                                                 ---                  -----                 -------
Change in unrealized appreciation
 (depreciation) ......................................            12                    (15)                   (364)
                                                                 ---                  -----                 -------
Net increase/(decrease) in net assets
 resulting from operations ...........................           $13                  $  (6)                $   170
                                                                 ===                  =====                 =======


                                                        EQ/AllianceBernstein        EQ/Ariel
                                                              Value (a)        Appreciation II (a)
                                                       ---------------------- --------------------
Income:
 Dividend income .....................................       $     844                 $ 1
Expenses:
 Mortality and expense risk charges ..................              --                  --
                                                             ---------                 ---
Net investment income/(loss) .........................             844                   1
                                                             ---------                 ---
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....              16                  --
 Realized gain distributions .........................           2,993                   1
                                                             ---------                 ---
Realized gain/(loss) .................................           3,009                   1
                                                             ---------                 ---
Change in unrealized appreciation
 (depreciation) ......................................          (2,675)                  2
                                                             ---------                 ---
Net increase/(decrease) in net assets
 resulting from operations ...........................       $   1,178                 $ 4
                                                             =========                 ===

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                        EQ/Boston      EQ/Calvert
                                                          EQ/Bond        Advisors       Socially
                                                           Index      Equity Income   Responsible
                                                       ------------- --------------- -------------
Income:
 Dividend income .....................................  $   312,209    $  202,487      $     --
Expenses:
 Mortality and expense risk charges ..................      (39,390)      (48,478)       (1,922)
                                                        -----------    ----------      --------
Net investment income/(loss) .........................      272,819       154,009        (1,922)
                                                        -----------    ----------      --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (198,286)      301,850         3,153
 Realized gain distributions .........................        4,310       539,329        14,192
                                                        -----------    ----------      --------
Realized gain/(loss) .................................     (193,976)      841,179        17,345
                                                        -----------    ----------      --------
Change in unrealized appreciation
 (depreciation) ......................................      149,340       623,786        40,306
                                                        -----------    ----------      --------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   228,183    $1,618,974      $ 55,729
                                                        ===========    ==========      ========


                                                        EQ/Capital       EQ/Capital      EQ/Capital     EQ/Capital
                                                         Guardian         Guardian        Guardian       Guardian
                                                        Growth (a)   International (a)    Research    U.S. Equity (a)
                                                       ------------ ------------------- ------------ ----------------
Income:
 Dividend income .....................................    $    7          $   13         $  16,780        $   3
Expenses:
 Mortality and expense risk charges ..................        --              --           (12,098)          --
                                                          ------          ------         ---------        -----
Net investment income/(loss) .........................         7              13             4,682            3
                                                          ------          ------         ---------        -----
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         1              --           (30,454)          (2)
 Realized gain distributions .........................        --              72                --           24
                                                          ------          ------         ---------        -------
Realized gain/(loss) .................................         1              72           (30,454)          22
                                                          ------          ------         ---------        -------
Change in unrealized appreciation
 (depreciation) ......................................      (143)            (37)          248,111          (23)
                                                          ------          ------         ---------        -------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ (135)         $   48         $ 222,339        $   2
                                                          ======          ======         =========        =======

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        EQ/Caywood-Scholl  EQ/Enterprise
                                                           High Yield         Moderate     EQ/Equity 500
                                                              Bond           Allocation      Index (a)
                                                       ------------------ --------------- ---------------
Income:
 Dividend income .....................................     $ 700,780       $   2,712,029      $   165
Expenses:
 Mortality and expense risk charges ..................       (73,110)           (652,141)          --
                                                           ---------       -------------      -------
Net investment income/(loss) .........................       627,670           2,059,888          165
                                                           ---------       -------------      -------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        22,269          (2,841,420)           2
 Realized gain distributions .........................            --                  --          367
                                                           ---------       -------------      -------
Realized gain/(loss) .................................        22,269          (2,841,420)         369
                                                           ---------       -------------      -------
Change in unrealized appreciation
 (depreciation) ......................................       259,830           9,559,244         (304)
                                                           ---------       -------------      -------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 909,769       $   8,777,712      $   230
                                                           =========       =============      =======


                                                         EQ/Evergreen                                  EQ/FI
                                                        International   EQ/Evergreen      EQ/FI       Mid Cap
                                                           Bond (a)       Omega (a)    Mid Cap (a)   Value (a)
                                                       --------------- -------------- ------------- -----------
Income:
 Dividend income .....................................      $   4            $--        $   7,339    $      60
Expenses:
 Mortality and expense risk charges ..................         --             --           (1,514)          --
                                                            -----            ---        ---------    ---------
Net investment income/(loss) .........................          4             --            5,825           60
                                                            -----            ---        ---------    ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          3             --           24,416          (22)
 Realized gain distributions .........................         12             --          127,251        1,933
                                                            -----            ---        ---------    ---------
Realized gain/(loss) .................................         15             --          151,667        1,911
                                                            -----            ---        ---------    ---------
Change in unrealized appreciation
 (depreciation) ......................................        (55)            --          (14,361)      (1,777)
                                                            -----            ---        ---------    ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ (36)           $--        $ 143,131    $     194
                                                            =====            ===        =========    =========

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                            EQ/GAMCO          EQ/GAMCO
                                                           Mergers and     Small Company   EQ/Government
                                                        Acquisitions (a)       Value         Securities
                                                       ------------------ --------------- ---------------
Income:
 Dividend income .....................................      $   335         $   666,215     $   541,494
Expenses:
 Mortality and expense risk charges ..................           --            (451,842)        (60,149)
                                                            -------         -----------     -----------
Net investment income/(loss) .........................          335             214,373         481,345
                                                            -------         -----------     -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....            1           2,294,128        (259,426)
 Realized gain distributions .........................          502           4,069,099              --
                                                            -------         -----------     -----------
Realized gain/(loss) .................................          503           6,363,227        (259,426)
                                                            -------         -----------     -----------
Change in unrealized appreciation
 (depreciation) ......................................         (734)          6,612,967         131,901
                                                            -------         -----------     -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $   104         $13,190,567     $   353,820
                                                            =======         ===========     ===========


                                                                                              EQ/JPMorgan      EQ/Janus
                                                        EQ/International    EQ/JPMorgan          Value         Large Cap
                                                             Growth        Core Bond (a)   Opportunities (a)    Growth
                                                       ------------------ --------------- ------------------- ----------
Income:
 Dividend income .....................................     $  150,971       $   651,574          $  39            $--
Expenses:
 Mortality and expense risk charges ..................       (115,298)           (7,213)            --             --
                                                           ----------       -----------          -----            ---
Net investment income/(loss) .........................         35,673           644,361             39             --
                                                           ----------       -----------          -----            ---
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        (16,843)           (4,106)            --             --
 Realized gain distributions .........................             --                --            139             --
                                                           ----------       -----------          -----            ---
Realized gain/(loss) .................................        (16,843)           (4,106)           139             --
                                                           ----------       -----------          -----            ---
Change in unrealized appreciation
 (depreciation) ......................................      4,182,970          (504,684)           (57)             3
                                                           ----------       -----------          -----            ---
Net increase/(decrease) in net assets
 resulting from operations ...........................     $4,201,800       $   135,571          $ 121            $ 3
                                                           ==========       ===========          =====            ===

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                         EQ/Lord Abbett
                                                          EQ/Legg Mason      EQ/Long       Growth and
                                                        Value Equity (a)    Term Bond      Income (a)
                                                       ------------------ ------------- ---------------
Income:
 Dividend income .....................................         $--         $   417,270     $ 57,228
Expenses:
 Mortality and expense risk charges ..................          --             (47,723)      (3,856)
                                                               ---         -----------     --------
Net investment income/(loss) .........................          --             369,547       53,372
                                                               ---         -----------     --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          --             (25,135)      97,909
 Realized gain distributions .........................           1                  --       45,456
                                                               ---         -----------     --------
Realized gain/(loss) .................................           1             (25,135)     143,365
                                                               ---         -----------     --------
Change in unrealized appreciation
 (depreciation) ......................................          16            (199,065)      75,089
                                                               ---         -----------     --------
Net increase/(decrease) in net assets
 resulting from operations ...........................         $17         $   145,347     $271,826
                                                               ===         ===========     ========


                                                        EQ/Lord Abbett   EQ/Lord Abbett                   EQ/Mercury
                                                           Large Cap         Mid Cap      EQ/Marsico        Basic
                                                           Core (a)         Value (a)        Focus     Value Equity (a)
                                                       ---------------- ---------------- ------------ -----------------
Income:
 Dividend income .....................................        $10           $ 96,510      $  19,099        $   118
Expenses:
 Mortality and expense risk charges ..................         --             (7,230)       (52,936)            --
                                                              ---           --------      ---------        -------
Net investment income/(loss) .........................         10             89,280        (33,837)           118
                                                              ---           --------      ---------        -------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         --            104,360        336,048              2
 Realized gain distributions .........................          5             99,355        276,065            501
                                                              ---           --------      ---------        -------
Realized gain/(loss) .................................          5            203,715        612,113            503
                                                              ---           --------      ---------        -------
Change in unrealized appreciation
 (depreciation) ......................................          7            389,073        412,964           (342)
                                                              ---           --------      ---------        -------
Net increase/(decrease) in net assets
 resulting from operations ...........................        $22           $682,068      $ 991,240        $   279
                                                              ===           ========      =========        =======

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                          EQ/Mercury         EQ/MFS
                                                        International   Emerging Growth          EQ/MFS
                                                          Value (a)      Companies (a)    Investors Trust (a)
                                                       --------------- ----------------- ---------------------
Income:
 Dividend income .....................................   $   189,073         $  --               $  6
Expenses:
 Mortality and expense risk charges ..................        (4,980)           --                 --
                                                         -----------         -----               ----
Net investment income/(loss) .........................       184,093            --                  6
                                                         -----------         -----               ----
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       352,114            --                 --
 Realized gain distributions .........................       556,027            --                 --
                                                         -----------         -----               ----
Realized gain/(loss) .................................       908,141            --                 --
                                                         -----------         -----               ----
Change in unrealized appreciation
 (depreciation) ......................................      (499,310)          (13)                  (3)
                                                         -----------         -----               -------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $   592,924         $ (13)              $  3
                                                         ===========         =====               ======


                                                          EQ/Money      EQ/Montag &       EQ/PIMCO      EQ/Short
                                                           Market     Caldwell Growth   Real Return   Duration Bond
                                                       ------------- ----------------- ------------- --------------
Income:
 Dividend income .....................................  $1,857,807      $  104,562      $   296,052    $ 107,108
Expenses:
 Mortality and expense risk charges ..................    (216,269)       (206,530)         (47,686)      (1,839)
                                                        ----------      ----------      -----------    ---------
Net investment income/(loss) .........................   1,641,538        (101,968)         248,366      105,269
                                                        ----------      ----------      -----------    ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          36         (68,497)        (272,925)        (353)
 Realized gain distributions .........................          --              --           49,809           --
                                                        ----------      ----------      -----------    ---------
Realized gain/(loss) .................................          36         (68,497)        (223,116)        (353)
                                                        ----------      ----------      -----------    ---------
Change in unrealized appreciation
 (depreciation) ......................................          25       4,103,444           25,927      (78,693)
                                                        ----------      ----------      -----------    ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $1,641,599      $3,932,979      $    51,177    $  26,223
                                                        ==========      ==========      ===========    =========

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                         EQ/Small      EQ/Small           EQ/Small
                                                        Cap Value   Company Growth   Company Index (a)
                                                       ----------- ---------------- -------------------
Income:
 Dividend income .....................................   $     5      $       --         $     158
Expenses:
 Mortality and expense risk charges ..................        --         (72,457)               --
                                                         -------      ----------         ---------
Net investment income/(loss) .........................         5         (72,457)              158
                                                         -------      ----------         ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        18         784,644                11
 Realized gain distributions .........................       264         218,673               968
                                                         -------      ----------         ---------
Realized gain/(loss) .................................       282       1,003,317               979
                                                         -------      ----------         ---------
Change in unrealized appreciation
 (depreciation) ......................................      (209)        640,538            (1,253)
                                                         -------      ----------         ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $    78      $1,571,398         $    (116)
                                                         =======      ==========         =========


                                                                           EQ/UBS                        EQ/Van Kampen
                                                            EQ/TCW         Growth      EQ/Van Kampen        Emerging
                                                            Equity       and Income     Comstock (a)   Markets Equity (a)
                                                       --------------- -------------- --------------- -------------------
Income:
 Dividend income .....................................  $         --     $  160,061         $ 51           $  7,274
Expenses:
 Mortality and expense risk charges ..................      (340,440)       (85,909)          --               (650)
                                                        ------------     ----------         ----           --------
Net investment income/(loss) .........................      (340,440)        74,152           51              6,624
                                                        ------------     ----------         ----           --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (687,717)       291,889           --             27,683
 Realized gain distributions .........................            --             --           34             86,485
                                                        ------------     ----------         ----           --------
Realized gain/(loss) .................................      (687,717)       291,889           34            114,168
                                                        ------------     ----------         ----           --------
Change in unrealized appreciation
 (depreciation) ......................................    (1,754,825)     2,353,013           21             16,146
                                                        ------------     ----------         ----           --------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $ (2,782,982)    $2,719,054         $106           $136,938
                                                        ============     ==========         ====           ========

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                        EQ/Van Kampen  EQ/Wells Fargo
                                                           Mid Cap       Montgomery      Fidelity VIP
                                                         Growth (a)     Small Cap (a)   Asset Manager
                                                       -------------- ---------------- ---------------
Income:
 Dividend income .....................................      $ 1            $  --           $4,373
Expenses:
 Mortality and expense risk charges ..................       --               --             (642)
                                                            ---            -----           ------
Net investment income/(loss) .........................        1               --            3,731
                                                            ---            -----           ------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        4               22            3,600
 Realized gain distributions .........................        3               38               --
                                                            ---            -----           ------
Realized gain/(loss) .................................        7               60            3,600
                                                            ---            -----           ------
Change in unrealized appreciation
 (depreciation) ......................................         (9)           (61)           2,545
                                                            ------         -----           ------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $(1)           $  (1)          $9,876
                                                            =====          =====           ======


                                                                                       Fidelity VIP   Fidelity VIP
                                                         Fidelity VIP   Fidelity VIP      Growth         Growth
                                                        Contrafund(R)      Growth       and Income    Opportunities
                                                       --------------- -------------- -------------- --------------
Income:
 Dividend income .....................................  $     431,724    $  42,103       $ 10,245       $ 12,157
Expenses:
 Mortality and expense risk charges ..................       (150,530)     (63,530)        (4,811)        (7,516)
                                                        -------------    ---------       --------       --------
Net investment income/(loss) .........................        281,194      (21,427)         5,434          4,641
                                                        -------------    ---------       --------       --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      1,861,541       61,673         29,539         53,236
 Realized gain distributions .........................      2,916,649           --         28,627             --
                                                        -------------    ---------       --------       --------
Realized gain/(loss) .................................      4,778,190       61,673         58,166         53,236
                                                        -------------    ---------       --------       --------
Change in unrealized appreciation
 (depreciation) ......................................     (1,287,753)     744,987         72,099         29,920
                                                        -------------    ---------       --------       --------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   3,771,631    $ 785,233       $135,699       $ 87,797
                                                        =============    =========       ========       ========

-------
(a)   Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                Franklin
                                                             Franklin       Rising Dividends       Franklin
                                                        Income Securities      Securities      Zero Coupon 2010
                                                       ------------------- ------------------ ------------------
Income:
 Dividend income .....................................      $ 43,384            $  5,842            $3,341
Expenses:
 Mortality and expense risk charges ..................        (4,216)             (1,835)             (314)
                                                            --------            --------            ------
Net investment income/(loss) .........................        39,168               4,007             3,027
                                                            --------            --------            ------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        26,120              10,693              (636)
 Realized gain distributions .........................         5,803               2,765                --
                                                            --------            --------            ------
Realized gain/(loss) .................................        31,923              13,458              (636)
                                                            --------            --------            ------
Change in unrealized appreciation
 (depreciation) ......................................       129,898              61,419              (361)
                                                            --------            --------            ------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $200,989            $ 78,884            $2,030
                                                            ========            ========            ======


                                                                           Janus Aspen                       Janus Aspen
                                                          Janus Aspen         Series       Janus Aspen          Series
                                                        Series Balanced   Flexible Bond   Series Forty   International Growth
                                                       ----------------- --------------- -------------- ---------------------
Income:
 Dividend income .....................................     $ 177,819       $   419,116     $   72,143        $  225,840
Expenses:
 Mortality and expense risk charges ..................       (32,917)          (24,483)       (89,456)          (37,545)
                                                           ---------       -----------     ----------        ----------
Net investment income/(loss) .........................       144,902           394,633        (17,313)          188,295
                                                           ---------       -----------     ----------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       151,036          (130,608)       601,955         1,225,264
 Realized gain distributions .........................            --            18,092             --                --
                                                           ---------       -----------     ----------        ----------
Realized gain/(loss) .................................       151,036          (112,516)       601,955         1,225,264
                                                           ---------       -----------     ----------        ----------
Change in unrealized appreciation
 (depreciation) ......................................       509,185            54,309      1,229,364         2,908,863
                                                           ---------       -----------     ----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 805,123       $   336,426     $1,814,006        $4,322,422
                                                           =========       ===========     ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                          Janus Aspen      Janus Aspen       Janus Aspen
                                                        Series Mid Cap   Series Mid Cap        Series
                                                            Growth            Value       Worldwide Growth
                                                       ---------------- ---------------- ------------------
Income:
 Dividend income .....................................    $       --       $  21,992         $  256,330
Expenses:
 Mortality and expense risk charges ..................       (64,870)        (13,498)           (68,495)
                                                          ----------       ---------         ----------
Net investment income/(loss) .........................       (64,870)          8,494            187,835
                                                          ----------       ---------         ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       947,389          94,492            (60,764)
 Realized gain distributions .........................            --          98,356                 --
                                                          ----------       ---------         ----------
Realized gain/(loss) .................................       947,389         192,848            (60,764)
                                                          ----------       ---------         ----------
Change in unrealized appreciation
 (depreciation) ......................................     1,173,422          89,784          2,298,053
                                                          ----------       ---------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $2,055,941       $ 291,126         $2,425,124
                                                          ==========       =========         ==========


                                                            MFS(R)           MFS(R)         MFS(R)        MFS(R)
                                                        Mid Cap Growth   New Discovery   Total Return    Utilities
                                                       ---------------- --------------- -------------- ------------
Income:
 Dividend income .....................................    $       --       $     --       $  96,005      $ 31,110
Expenses:
 Mortality and expense risk charges ..................        (4,106)        (5,460)        (20,204)       (5,841)
                                                          ----------       --------       ---------      --------
Net investment income/(loss) .........................        (4,106)        (5,460)         75,801        25,269
                                                          ----------       --------       ---------      --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        83,660         99,418         112,765       151,882
 Realized gain distributions .........................        38,444         22,318         128,667        59,079
                                                          ----------       --------       ---------      --------
Realized gain/(loss) .................................       122,104        121,736         241,432       210,961
                                                          ----------       --------       ---------      --------
Change in unrealized appreciation
 (depreciation) ......................................       (93,403)        10,958         185,406       215,767
                                                          ----------       --------       ---------      --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   24,595       $127,234       $ 502,639      $451,997
                                                          ==========       ========       =========      ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                     Morgan Stanley UIF  Morgan Stanley UIF
                                                         Core Plus            Emerging        Morgan Stanley UIF
                                                        Fixed Income        Markets Debt         Equity Growth
                                                    ------------------- -------------------- --------------------
Income:
 Dividend income ..................................      $ 624,219            $ 43,066            $       --
Expenses:
 Mortality and expense risk charges ...............        (39,412)             (2,712)                 (924)
                                                         ---------            --------            ----------
Net investment income/(loss) ......................        584,807              40,354                  (924)
                                                         ---------            --------            ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..        (99,614)             (7,198)               52,990
 Realized gain distributions ......................         82,948               9,355                    --
                                                         ---------            --------            ----------
Realized gain/(loss) ..............................        (16,666)              2,157                52,990
                                                         ---------            --------            ----------
Change in unrealized appreciation
 (depreciation) ...................................        (70,859)                893               (47,920)
                                                         ---------            --------            ----------
Net increase/(decrease) in net assets
 resulting from operations ........................      $ 497,282            $ 43,404            $    4,146
                                                         =========            ========            ==========


                                                     Morgan Stanley UIF    Old Mutual       Oppenheimer       Oppenheimer
                                                            Value         Select Value   Global Securities   Main Street(R)
                                                    -------------------- -------------- ------------------- ---------------
Income:
 Dividend income ..................................      $  224,644         $ 15,961         $ 12,804          $  5,405
Expenses:
 Mortality and expense risk charges ...............         (36,048)          (3,486)          (5,572)           (2,052)
                                                         ----------         --------         --------          --------
Net investment income/(loss) ......................         188,596           12,475            7,232             3,353
                                                         ----------         --------         --------          --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..          84,250           19,736           70,357             9,341
 Realized gain distributions ......................       1,324,117               --           79,310                --
                                                         ----------         --------         --------          --------
Realized gain/(loss) ..............................       1,408,367           19,736          149,667             9,341
                                                         ----------         --------         --------          --------
Change in unrealized appreciation
 (depreciation) ...................................         418,111          202,247           93,737            67,247
                                                         ----------         --------         --------          --------
Net increase/(decrease) in net assets
 resulting from operations ........................      $2,015,074         $234,458         $250,636          $ 79,941
                                                         ==========         ========         ========          ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                          PIMCO StocksPLUS
                                                          PIMCO Global         Growth       T. Rowe Price
                                                        Bond (Unhedged)      and Income     Equity Income
                                                       ----------------- ----------------- ---------------
Income:
 Dividend income .....................................    $   76,312         $ 202,849       $  393,304
Expenses:
 Mortality and expense risk charges ..................        (8,056)          (13,906)         (90,153)
                                                          ----------         ---------       ----------
Net investment income/(loss) .........................        68,256           188,943          303,151
                                                          ----------         ---------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       (15,410)          114,453        2,970,619
 Realized gain distributions .........................            --                --          707,562
                                                          ----------         ---------       ----------
Realized gain/(loss) .................................       (15,410)          114,453        3,678,181
                                                          ----------         ---------       ----------
Change in unrealized appreciation
 (depreciation) ......................................        42,794           245,560          459,036
                                                          ----------         ---------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   95,640         $ 548,956       $4,440,368
                                                          ==========         =========       ==========


                                                        T. Rowe Price     T. Rowe Price                          Van Eck
                                                         New America    Personal Strategy       Van Eck         Worldwide
                                                            Growth           Balanced       Worldwide Bond   Emerging Markets
                                                       --------------- ------------------- ---------------- -----------------
Income:
 Dividend income .....................................    $   3,358         $  49,197         $   47,032       $   25,952
Expenses:
 Mortality and expense risk charges ..................      (18,833)          (12,473)            (2,328)         (14,890)
                                                          ---------         ---------         ----------       ----------
Net investment income/(loss) .........................      (15,475)           36,724             44,704           11,062
                                                          ---------         ---------         ----------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      120,689           142,635            (21,387)         593,888
 Realized gain distributions .........................       94,012            69,868                 --          408,601
                                                          ---------         ---------         ----------       ----------
Realized gain/(loss) .................................      214,701           212,503            (21,387)       1,002,489
                                                          ---------         ---------         ----------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      256,209             7,282             13,529          512,797
                                                          ---------         ---------         ----------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 455,435         $ 256,509         $   36,846       $1,526,348
                                                          =========         =========         ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                            Van Eck
                                                           Worldwide          Van Kampen UIF          Van Kampen UIF
                                                          Hard Assets     Global Value Equity +     U.S. Real Estate +
                                                         -------------   -----------------------   -------------------
Income:
 Dividend income .....................................    $    1,498            $ 23,500               $   95,695
Expenses:
 Mortality and expense risk charges ..................        (9,461)             (6,636)                 (32,322)
                                                          ----------            --------               ----------
Net investment income/(loss) .........................        (7,963)             16,864                   63,373
                                                          ----------            --------               ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       679,547             114,098                  645,078
 Realized gain distributions .........................       127,461              57,755                  574,519
                                                          ----------            --------               ----------
Realized gain/(loss) .................................       807,008             171,853                1,219,597
                                                          ----------            --------               ----------
Change in unrealized appreciation
 (depreciation) ......................................      (316,440)             94,639                1,432,963
                                                          ----------            --------               ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $  482,605            $283,356               $2,715,933
                                                          ==========            ========               ==========

-------
+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                         AIM V.I.                     AIM V.I.
                                                       Basic Value               Financial Services
                                                --------------------------    -------------------------
                                                     2006         2005            2006         2005
                                                ------------- ------------    ------------ ------------
From operations:
 Net investment income/(loss) .................  $       664   $  (1,065)      $   4,424    $   3,230
 Net realized gain/(loss) .....................       81,034      11,509          21,804        8,828
 Net change in unrealized
  appreciation/(depreciation) .................         (571)     17,972          25,606        5,197
                                                 -----------   ---------       ---------    ---------
 Net increase/(decrease) in net assets from
  operations ..................................       81,127      28,416          51,834       17,255
                                                 -----------   ---------       ---------    ---------
Contract transactions:
 Payments received from contractowners ........      245,486     272,021          79,455      122,793
 Transfers between subaccounts, net ...........       71,088          20         (11,391)     (32,331)
 Transfers for contract benefits and
  terminations ................................     (144,605)    (90,580)        (76,201)     (61,303)
                                                 -----------   ---------       ---------    ---------
Net increase/(decrease) from contract
 transactions .................................      171,969     181,461          (8,137)      29,159
                                                 -----------   ---------       ---------    ---------
Net increase/(decrease) in net assets .........      253,096     209,877          43,697       46,414
Net assets beginning of period ................      536,574     326,697         321,238      274,824
                                                 -----------   ---------       ---------    ---------
Net assets end of period ......................  $   789,670   $ 536,574       $ 364,935    $ 321,238
                                                 ===========   =========       =========    =========
 Units issued during the period ...............       27,182      22,827           6,315       12,367
 Units redeemed during the period .............      (14,981)     (8,455)         (6,856)      (9,966)
                                                 -----------   ---------       ---------    ---------
 Net units issued/(redeemed)
  during the period ...........................       12,201      14,372            (541)       2,401
                                                 ===========   =========       =========    =========


                                                         AIM V.I.                    AIM V.I.
                                                    Global Health Care          Mid Cap Core Equity
                                                --------------------------   -------------------------
                                                     2006         2005           2006         2005
                                                ------------- ------------   ------------ ------------
From operations:
 Net investment income/(loss) .................  $    (2,565)  $  (2,169)     $   2,284    $     814
 Net realized gain/(loss) .....................       43,888      10,712         47,747       13,706
 Net change in unrealized
  appreciation/(depreciation) .................      (11,258)     40,997        (13,440)       5,702
                                                 -----------   ---------      ---------    ---------
 Net increase/(decrease) in net assets from
  operations ..................................       30,065      49,540         36,591       20,222
                                                 -----------   ---------      ---------    ---------
Contract transactions:
 Payments received from contractowners ........      150,915     161,970        145,934      206,490
 Transfers between subaccounts, net ...........       (3,117)      8,513        (74,632)      34,260
 Transfers for contract benefits and
  terminations ................................     (139,094)    (73,608)       (73,409)     (62,625)
                                                 -----------   ---------      ---------    ---------
Net increase/(decrease) from contract
 transactions .................................        8,704      96,875         (2,107)     178,125
                                                 -----------   ---------      ---------    ---------
Net increase/(decrease) in net assets .........       38,769     146,415         34,484      198,347
Net assets beginning of period ................      686,016     539,601        352,062      153,715
                                                 -----------   ---------      ---------    ---------
Net assets end of period ......................  $   724,785   $ 686,016      $ 386,546    $ 352,062
                                                 ===========   =========      =========    =========
 Units issued during the period ...............       23,861      21,615         11,362       19,354
 Units redeemed during the period .............      (23,309)    (13,154)       (11,608)      (5,697)
                                                 -----------   ---------      ---------    ---------
 Net units issued/(redeemed)
  during the period ...........................          552       8,461           (246)      13,657
                                                 ===========   =========      =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AIM V.I.                     Alger American
                                                       Technology                       Balanced
                                                -------------------------     -----------------------------
                                                    2006         2005              2006           2005
                                                ------------ ------------     -------------- --------------
From operations:
 Net investment income/(loss) .................  $    (655)   $    (526)        $   43,312     $   47,095
 Net realized gain/(loss) .....................      8,002        3,270            326,844         40,486
 Net change in unrealized
  appreciation/(depreciation) .................      2,675        5,303           (224,842)       225,290
                                                 ---------    ---------         ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..................................     10,022        8,047            145,314        312,871
                                                 ---------    ---------         ----------     ----------
Contract transactions:
 Payments received from contractowners ........     48,213       42,396            774,566        890,249
 Transfers between subaccounts, net ...........    (20,237)      30,329           (707,115)       416,041
 Transfers for contract benefits and
  terminations ................................    (29,076)     (15,315)          (786,204)      (449,694)
                                                 ---------    ---------         ----------     ----------
Net increase/(decrease) from contract
 transactions .................................     (1,100)      57,410           (718,753)       856,596
                                                 ---------    ---------         ----------     ----------
Net increase/(decrease) in net assets .........      8,922       65,457           (573,439)     1,169,467
Net assets beginning of period ................    165,716      100,259          3,860,133      2,690,666
                                                 ---------    ---------         ----------     ----------
Net assets end of period ......................  $ 174,638    $ 165,716         $3,286,694     $3,860,133
                                                 =========    =========         ==========     ==========
 Units issued during the period ...............     13,211       13,183            167,381        193,201
 Units redeemed during the period .............    (13,557)      (7,505)          (223,417)      (117,309)
                                                 ---------    ---------         ----------     ----------
 Net units issued/(redeemed)
  during the period ...........................       (346)       5,678            (56,036)        75,892
                                                 =========    =========         ==========     ==========


                                                        Alger American             AXA Aggressive     AXA Conservative
                                                         MidCap Growth               Allocation          Allocation
                                                -------------------------------   ----------------   ------------------
                                                      2006            2005            2006 (t)            2006 (t)
                                                --------------- ---------------   ----------------   ------------------
From operations:
 Net investment income/(loss) .................  $     (34,099)  $     (40,528)      $   4,249             $  2
 Net realized gain/(loss) .....................      1,903,694         960,323             206               --
 Net change in unrealized
  appreciation/(depreciation) .................       (945,519)         30,653             339               (2)
                                                 -------------   -------------       ---------             ----
 Net increase/(decrease) in net assets from
  operations ..................................        924,076         950,448           4,794               --
                                                 -------------   -------------       ---------             ----
Contract transactions:
 Payments received from contractowners ........      1,401,485       2,191,087         181,955              800
 Transfers between subaccounts, net ...........     (1,451,686)        602,384          65,517               --
 Transfers for contract benefits and
  terminations ................................     (2,020,109)     (4,228,414)        (10,417)             (13)
                                                 -------------   -------------       ---------             ----
Net increase/(decrease) from contract
 transactions .................................     (2,070,310)     (1,434,943)        237,055              787
                                                 -------------   -------------       ---------             ----
Net increase/(decrease) in net assets .........     (1,146,234)       (484,495)        241,849              787
Net assets beginning of period ................      9,965,441      10,449,936              --               --
                                                 -------------   -------------       ---------             ----
Net assets end of period ......................  $   8,819,207   $   9,965,441       $ 241,849             $787
                                                 =============   =============       =========             ====
 Units issued during the period ...............        176,039         280,012           2,079                7
 Units redeemed during the period .............       (308,315)       (380,809)           (475)              --
                                                 -------------   -------------       ---------             ----
 Net units issued/(redeemed)
  during the period ...........................       (132,276)       (100,797)          1,604                7
                                                 =============   =============       =========             ====

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 AXA Conservative-Plus  AXA Moderate   AXA Moderate-Plus
                                                      Allocation         Allocation        Allocation
                                                ---------------------- -------------- -------------------
                                                       2006 (t)           2006 (t)          2006 (t)
                                                ---------------------- -------------- -------------------
From operations:
 Net investment income/(loss) .................       $     235           $  4,929         $  11,591
 Net realized gain/(loss) .....................              49                 40             1,083
 Net change in unrealized
  appreciation/(depreciation) .................            (204)            (2,732)           (6,618)
                                                      ---------           --------         ---------
 Net increase/(decrease) in net assets from
  operations ..................................              80              2,237             6,056
                                                      ---------           --------         ---------
Contract transactions:
 Payments received from contractowners ........          13,468            112,219           366,560
 Transfers between subaccounts, net ...........          (6,417)           135,369           256,098
 Transfers for contract benefits and
  terminations ................................            (290)            (6,308)          (18,697)
                                                      ---------           --------         ---------
Net increase/(decrease) from contract
 transactions .................................           6,761            241,280           603,961
                                                      ---------           --------         ---------
Net increase/(decrease) in net assets .........           6,841            243,517           610,017
Net assets beginning of period ................              --                 --                --
                                                      ---------           --------         ---------
Net assets end of period ......................       $   6,841           $243,517         $ 610,017
                                                      =========           ========         =========
 Units issued during the period ...............             126              1,930             4,782
 Units redeemed during the period .............             (72)              (125)             (620)
                                                      ---------           --------         ---------
 Net units issued/(redeemed)
  during the period ...........................              54              1,805             4,162
                                                      =========           ========         =========


                                                  AXA Premier VIP    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                 Aggressive Equity      Core Bond        Health Care        High Yield
                                                ------------------- ----------------- ----------------- -----------------
                                                      2006 (t)           2006 (t)          2006 (t)        2006 (k) (t)
                                                ------------------- ----------------- ----------------- -----------------
From operations:
 Net investment income/(loss) .................       $  --              $   34            $  --           $   98,188
 Net realized gain/(loss) .....................           8                  --               27                3,598
 Net change in unrealized
  appreciation/(depreciation) .................         293                 (93)             (29)             (78,006)
                                                     ------             -------           ------           ----------
 Net increase/(decrease) in net assets from
  operations ..................................         301                 (59)              (2)              23,780
                                                     ------             -------           ------           ----------
Contract transactions:
 Payments received from contractowners ........         201              20,516              460               77,975
 Transfers between subaccounts, net ...........       7,001               2,096              754            1,375,884
 Transfers for contract benefits and
  terminations ................................        (154)               (823)             (89)             (22,697)
                                                     ------             -------           ------           ----------
Net increase/(decrease) from contract
 transactions .................................       7,048              21,789            1,125            1,431,162
                                                     ------             -------           ------           ----------
Net increase/(decrease) in net assets .........       7,349              21,730            1,123            1,454,942
Net assets beginning of period ................          --                  --               --                   --
                                                     ------             -------           ------           ----------
Net assets end of period ......................      $7,349             $21,730           $1,123           $1,454,942
                                                     ======             =======           ======           ==========
 Units issued during the period ...............          83                 185                9                3,957
 Units redeemed during the period .............          (2)                 (7)              --               (2,473)
                                                     ------             -------           ------           ----------
 Net units issued/(redeemed)
  during the period ...........................          81                 178                9                1,484
                                                     ======             =======           ======           ==========


                                                   AXA Premier VIP
                                                 International Equity
                                                ---------------------
                                                       2006 (t)
                                                ---------------------
From operations:
 Net investment income/(loss) .................        $  19
 Net realized gain/(loss) .....................          176
 Net change in unrealized
  appreciation/(depreciation) .................          (59)
                                                       -----
 Net increase/(decrease) in net assets from
  operations ..................................          136
                                                       -----
Contract transactions:
 Payments received from contractowners ........        5,803
 Transfers between subaccounts, net ...........        2,508
 Transfers for contract benefits and
  terminations ................................         (580)
                                                       -----
Net increase/(decrease) from contract
 transactions .................................        7,731
                                                       -----
Net increase/(decrease) in net assets .........        7,867
Net assets beginning of period ................           --
                                                       -----
Net assets end of period ......................       $7,867
                                                      ======
 Units issued during the period ...............           37
 Units redeemed during the period .............           (3)
                                                      ------
 Net units issued/(redeemed)
  during the period ...........................           34
                                                      ======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 AXA Premier VIP  AXA Premier VIP   AXA Premier VIP
                                                    Large Cap        Large Cap         Large Cap
                                                   Core Equity         Growth            Value
                                                ---------------- ----------------- -----------------
                                                    2006 (t)          2006 (t)          2006 (t)
                                                ---------------- ----------------- -----------------
From operations:
 Net investment income/(loss) .................      $   8            $  --            $   107
 Net realized gain/(loss) .....................         42              241                489
 Net change in unrealized
  appreciation/(depreciation) .................        (43)            (288)              (389)
                                                     -----            -----            -------
 Net increase/(decrease) in net assets from
  operations ..................................          7              (47)               207
                                                     -----            -----            -------
Contract transactions:
 Payments received from contractowners ........      4,302            8,065             37,170
 Transfers between subaccounts, net ...........         19              625              2,441
 Transfers for contract benefits and
  terminations ................................       (176)            (393)            (1,295)
                                                     -----            -----            -------
Net increase/(decrease) from contract
 transactions .................................      4,145            8,297             38,316
                                                     -----            -----            -------
Net increase/(decrease) in net assets .........      4,152            8,250             38,523
Net assets beginning of period ................         --               --                 --
                                                     -----            -----            -------
Net assets end of period ......................     $4,152           $8,250            $38,523
                                                    ======           ======            =======
 Units issued during the period ...............         26               63                214
 Units redeemed during the period .............         (1)              (4)                (8)
                                                    ------           ------            -------
 Net units issued/(redeemed)
  during the period ...........................         25               59                206
                                                    ======           ======            =======


                                                                                                        Dreyfus IP
                                                 AXA Premier VIP   AXA Premier VIP   AXA Premier VIP     Small Cap
                                                  Mid Cap Growth    Mid Cap Value       Technology      Stock Index
                                                ----------------- ----------------- ----------------- ---------------
                                                     2006 (t)          2006 (t)          2006 (t)           2006
                                                ----------------- ----------------- ----------------- ---------------
From operations:
 Net investment income/(loss) .................      $  --             $   --            $  --         $       7,791
 Net realized gain/(loss) .....................        190                234               12               967,270
 Net change in unrealized
  appreciation/(depreciation) .................       (198)              (298)              30              (152,062)
                                                     -----            -------            -----         -------------
 Net increase/(decrease) in net assets from
  operations ..................................         (8)               (64)              42               822,999
                                                    ------            -------            -----         -------------
Contract transactions:
 Payments received from contractowners ........      4,819             13,996            4,047               484,268
 Transfers between subaccounts, net ...........        322              1,819              747              (660,849)
 Transfers for contract benefits and
  terminations ................................       (200)              (537)            (403)           (1,195,464)
                                                    ------            -------            -----         -------------
Net increase/(decrease) from contract
 transactions .................................      4,941             15,278            4,391            (1,372,045)
                                                    ------            -------            -----         -------------
Net increase/(decrease) in net assets .........      4,933             15,214            4,433              (549,046)
Net assets beginning of period ................         --                 --               --             6,410,386
                                                    ------            -------            -----         -------------
Net assets end of period ......................     $4,933            $15,214           $4,433         $   5,861,340
                                                    ======            =======           ======         =============
 Units issued during the period ...............         30                109               30                60,777
 Units redeemed during the period .............         (3)                (6)              (6)             (147,263)
                                                    ------            -------           ------         -------------
 Net units issued/(redeemed)
  during the period ...........................         27                103               24               (86,486)
                                                    ======            =======           ======         =============


                                                  Dreyfus IP
                                                   Small Cap
                                                  Stock Index
                                                ---------------
                                                      2005
                                                ---------------
From operations:
 Net investment income/(loss) .................  $     (29,073)
 Net realized gain/(loss) .....................      1,939,708
 Net change in unrealized
  appreciation/(depreciation) .................     (1,312,047)
                                                 -------------
 Net increase/(decrease) in net assets from
  operations ..................................        598,588
                                                 -------------
Contract transactions:
 Payments received from contractowners ........      3,011,260
 Transfers between subaccounts, net ...........     (1,444,211)
 Transfers for contract benefits and
  terminations ................................     (3,191,940)
                                                 -------------
Net increase/(decrease) from contract
 transactions .................................     (1,624,891)
                                                 -------------
Net increase/(decrease) in net assets .........     (1,026,303)
Net assets beginning of period ................      7,436,689
                                                 -------------
Net assets end of period ......................  $   6,410,386
                                                 =============
 Units issued during the period ...............        249,007
 Units redeemed during the period .............       (354,521)
                                                 -------------
 Net units issued/(redeemed)
  during the period ...........................       (105,514)
                                                 =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         Dreyfus Stock                     Dreyfus VIF
                                                       Index Fund, Inc.                    Appreciation
                                                -------------------------------   ------------------------------
                                                      2006            2005             2006            2005
                                                --------------- ---------------   -------------- ---------------
From operations:
 Net investment income/(loss) .................  $    847,406    $    692,334       $    7,846    $     (13,591)
 Net realized gain/(loss) .....................       763,138        (300,021)          34,666          225,266
 Net change in unrealized
  appreciation/(depreciation) .................     8,459,813       2,226,196           96,745         (156,120)
                                                 ------------    ------------       ----------    -------------
 Net increase/(decrease) in net assets from
  operations ..................................    10,070,357       2,618,509          139,257           55,555
                                                 ------------    ------------       ----------    -------------
Contract transactions:
 Payments received from contractowners ........     4,449,022       6,559,393          175,580          312,401
 Transfers between subaccounts, net ...........     8,758,161        (781,144)         (58,808)        (138,107)
 Transfers for contract benefits and
  terminations ................................    (9,853,539)     (9,808,705)        (272,947)      (1,407,209)
                                                 ------------    ------------       ----------    -------------
Net increase/(decrease) from contract
 transactions .................................     3,353,644      (4,030,456)        (156,175)      (1,232,915)
                                                 ------------    ------------       ----------    -------------
Net increase/(decrease) in net assets .........    13,424,001      (1,411,947)         (16,918)      (1,177,360)
Net assets beginning of period ................    63,901,214      65,313,161        1,021,410        2,198,770
                                                 ------------    ------------       ----------    -------------
Net assets end of period ......................  $ 77,325,215    $ 63,901,214       $1,004,492    $   1,021,410
                                                 ============    ============       ==========    =============
 Units issued during the period ...............     1,231,569         801,200           19,720           28,606
 Units redeemed during the period .............    (1,051,786)     (1,097,968)         (30,540)        (115,274)
                                                 ------------    ------------       ----------    -------------
 Net units issued/(redeemed)
  during the period ...........................       179,783        (296,768)         (10,820)         (86,668)
                                                 ============    ============       ==========    =============


                                                         Dreyfus VIF            EQ/AllianceBernstein   EQ/AllianceBernstein
                                                     Small Company Stock            Common Stock         Growth and Income
                                                ------------------------------ ---------------------- ----------------------
                                                      2006           2005             2006 (t)               2006 (t)
                                                --------------- -------------- ---------------------- ----------------------
From operations:
 Net investment income/(loss) .................  $     (12,254)   $  (14,005)         $    339               $   116
 Net realized gain/(loss) .....................        486,374       470,395                63                   467
 Net change in unrealized
  appreciation/(depreciation) .................       (158,780)     (452,448)               73                  (268)
                                                 -------------    ----------          --------               -------
 Net increase/(decrease) in net assets from
  operations ..................................        315,340         3,942               475                   315
                                                 -------------    ----------          --------               -------
Contract transactions:
 Payments received from contractowners ........        201,539       266,111            39,722                12,427
 Transfers between subaccounts, net ...........     (1,027,196)      (99,444)            8,289                 4,116
 Transfers for contract benefits and
  terminations ................................       (364,554)     (397,362)           (2,449)                 (707)
                                                 -------------    ----------          --------               -------
Net increase/(decrease) from contract
 transactions .................................     (1,190,211)     (230,695)           45,562                15,836
                                                 -------------    ----------          --------               -------
Net increase/(decrease) in net assets .........       (874,871)     (226,753)           46,037                16,151
Net assets beginning of period ................      2,866,572     3,093,325                --                    --
                                                 -------------    ----------          --------               -------
Net assets end of period ......................  $   1,991,701    $2,866,572          $ 46,037               $16,151
                                                 =============    ==========          ========               =======
 Units issued during the period ...............         38,679        50,281               655                   122
 Units redeemed during the period .............       (111,000)      (67,476)              (61)                  (22)
                                                 -------------    ----------          --------               -------
 Net units issued/(redeemed)
  during the period ...........................        (72,321)      (17,195)              594                   100
                                                 =============    ==========          ========               =======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 EQ/AllianceBernstein  EQ/AllianceBernstein   EQ/AllianceBernstein
                                                    International        Large Cap Growth         Quality Bond
                                                --------------------- ---------------------- ----------------------
                                                     2006 (r) (t)            2006 (t)               2006 (t)
                                                --------------------- ---------------------- ----------------------
From operations:
 Net investment income/(loss) .................      $   77,573               $  --                 $    9
 Net realized gain/(loss) .....................         473,396                   1                     --
 Net change in unrealized
  appreciation/(depreciation) .................        (168,899)                 12                    (15)
                                                     ----------              ------                 ------
 Net increase/(decrease) in net assets from
  operations ..................................         382,070                  13                     (6)
                                                     ----------              ------                 ------
Contract transactions:
 Payments received from contractowners ........         319,325               1,487                  3,523
 Transfers between subaccounts, net ...........       5,851,613                 256                    186
 Transfers for contract benefits and
  terminations ................................         (27,104)               (133)                   (76)
                                                     ----------              ------                 ------
Net increase/(decrease) from contract
 transactions .................................       6,143,834               1,610                  3,633
                                                     ----------              ------                 ------
Net increase/(decrease) in net assets .........       6,525,904               1,623                  3,627
Net assets beginning of period ................              --                  --                     --
                                                     ----------              ------                 ------
Net assets end of period ......................      $6,525,904              $1,623                 $3,627
                                                     ==========              ======                 ======
 Units issued during the period ...............          26,670                  24                     26
 Units redeemed during the period .............         (11,502)                 (3)                    (1)
                                                     ----------              ------                 ------
 Net units issued/(redeemed)
  during the period ...........................          15,168                  21                     25
                                                     ==========              ======                 ======


                                                 EQ/AllianceBernstein   EQ/AllianceBernstein       EQ/Ariel
                                                   Small Cap Growth             Value          Appreciation II   EQ/Bond Index
                                                ---------------------- ---------------------- ----------------- ---------------
                                                       2006 (t)               2006 (t)             2006 (t)           2006
                                                ---------------------- ---------------------- ----------------- ---------------
From operations:
 Net investment income/(loss) .................         $  --                 $    844              $  1         $     272,819
 Net realized gain/(loss) .....................           534                    3,009                 1              (193,976)
 Net change in unrealized
  appreciation/(depreciation) .................          (364)                  (2,675)                2               149,340
                                                       ------                 --------              ----         -------------
 Net increase/(decrease) in net assets from
  operations ..................................           170                    1,178                 4               228,183
                                                       ------                 --------              ----         -------------
Contract transactions:
 Payments received from contractowners ........         6,236                   50,494               205               650,410
 Transfers between subaccounts, net ...........         2,650                   46,736                57              (498,775)
 Transfers for contract benefits and
  terminations ................................          (364)                  (1,613)              (28)           (1,191,810)
                                                       ------                 --------              ----         -------------
Net increase/(decrease) from contract
 transactions .................................         8,522                   95,617               234            (1,040,175)
                                                       ------                 --------              ----         -------------
Net increase/(decrease) in net assets .........         8,692                   96,795               238              (811,992)
Net assets beginning of period ................            --                       --                --             7,600,595
                                                       ------                 --------              ----         -------------
Net assets end of period ......................        $8,692                 $ 96,795              $238         $   6,788,603
                                                       ======                 ========              ====         =============
 Units issued during the period ...............            57                      640                 5                58,989
 Units redeemed during the period .............            (7)                     (24)               (3)              132,242
                                                       ------                 --------              ----         -------------
 Net units issued/(redeemed)
  during the period ...........................            50                      616                 2               (73,253)
                                                       ======                 ========              ====         =============


                                                 EQ/Bond Index
                                                ---------------
                                                      2005
                                                ---------------
From operations:
 Net investment income/(loss) .................  $     283,681
 Net realized gain/(loss) .....................       (356,802)
 Net change in unrealized
  appreciation/(depreciation) .................         64,870
                                                 -------------
 Net increase/(decrease) in net assets from
  operations ..................................         (8,251)
                                                 -------------
Contract transactions:
 Payments received from contractowners ........      1,583,850
 Transfers between subaccounts, net ...........       (338,036)
 Transfers for contract benefits and
  terminations ................................     (6,376,450)
                                                 -------------
Net increase/(decrease) from contract
 transactions .................................     (5,130,636)
                                                 -------------
Net increase/(decrease) in net assets .........     (5,138,887)
Net assets beginning of period ................     12,739,482
                                                 -------------
Net assets end of period ......................  $   7,600,595
                                                 =============
 Units issued during the period ...............        131,243
 Units redeemed during the period .............       (488,803)
                                                 -------------
 Net units issued/(redeemed)
  during the period ...........................       (357,560)
                                                 =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/Boston Advisors                    EQ/Calvert
                                                         Equity Income                 Socially Responsible
                                                -------------------------------    -----------------------------
                                                      2006          2005 (a)          2006 (i)     2005 (b) (c)
                                                --------------- ---------------    -------------- --------------
From operations:
 Net investment income/(loss) .................  $    154,009    $     96,886        $   (1,922)    $    (275)
 Net realized gain/(loss) .....................       841,179         305,106            17,345         9,838
 Net change in unrealized
  appreciation/(depreciation) .................       623,786          (5,389)           40,306        28,364
                                                 ------------    ------------        ----------     ---------
 Net increase/(decrease) in net assets from
  operations ..................................     1,618,974         396,603            55,729        37,927
                                                 ------------    ------------        ----------     ---------
Contract transactions:
 Payments received from contractowners ........     1,448,678       1,760,850            87,137        18,734
 Transfers between subaccounts, net ...........       632,865       1,787,124         1,524,454       221,822
 Transfers for contract benefits and
  terminations ................................    (1,694,351)     (1,707,356)          (61,646)      (14,930)
                                                 ------------    ------------        ----------     ---------
Net increase/(decrease) from contract
 transactions .................................       387,192       1,840,618         1,549,945       225,626
                                                 ------------    ------------        ----------     ---------
Net increase/(decrease) in net assets .........     2,006,166       2,237,221         1,605,674       263,553
Net assets beginning of period ................    10,258,203       8,020,982           263,553            --
                                                 ------------    ------------        ----------     ---------
Net assets end of period ......................  $ 12,264,369    $ 10,258,203        $1,869,227     $ 263,553
                                                 ============    ============        ==========     =========
 Units issued during the period ...............       177,418         324,063           209,252        27,256
 Units redeemed during the period .............      (154,523)       (171,863)          (12,621)       (1,989)
                                                 ------------    ------------        ----------     ---------
 Net units issued/(redeemed)
  during the period ...........................        22,894         152,200           196,631        25,267
                                                 ============    ============        ==========     =========



                                                    EQ/Capital           EQ/Capital                 EQ/Capital
                                                 Guardian Growth   Guardian International       Guardian Research
                                                ----------------- ------------------------ ----------------------------
                                                     2006 (t)             2006 (t)              2006       2005 (b) (d)
                                                ----------------- ------------------------ -------------- -------------
From operations:
 Net investment income/(loss) .................      $    7                $  13             $    4,682    $   10,507
 Net realized gain/(loss) .....................           1                   72                (30,454)      (44,767)
 Net change in unrealized
  appreciation/(depreciation) .................        (143)                 (37)               248,111      (390,660)
                                                    -------               ------             ----------    ----------
 Net increase/(decrease) in net assets from
  operations ..................................        (135)                  48                222,339      (424,920)
                                                    -------               ------             ----------    ----------
Contract transactions:
 Payments received from contractowners ........      16,264                  993                123,450        25,514
 Transfers between subaccounts, net ...........       3,843                1,226                (43,542)    2,576,265
 Transfers for contract benefits and
  terminations ................................        (486)                 (82)              (169,102)     (212,326)
                                                    -------               ------             ----------    ----------
Net increase/(decrease) from contract
 transactions .................................      19,621                2,137                (89,194)    2,389,453
                                                    -------               ------             ----------    ----------
Net increase/(decrease) in net assets .........      19,486                2,185                133,145     1,964,533
Net assets beginning of period ................          --                   --              1,964,533            --
                                                    -------               ------             ----------    ----------
Net assets end of period ......................     $19,486               $2,185             $2,097,678    $1,964,533
                                                    =======               ======             ==========    ==========
 Units issued during the period ...............         242                   16                 13,323       208,286
 Units redeemed during the period .............          (6)                  (1)               (19,656)      (21,289)
                                                    -------               ------             ----------    ----------
 Net units issued/(redeemed)
  during the period ...........................         236                   15                 (6,333)      186,997
                                                    =======              =======             ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                  EQ/Capital
                                                   Guardian          EQ/Caywood-Scholl                  EQ/Enterprise
                                                 U.S. Equity          High Yield Bond                Moderate Allocation
                                                ------------- ------------------------------- ---------------------------------
                                                   2006 (t)         2006            2005            2006           2005 (e)
                                                ------------- --------------- --------------- ---------------- ----------------
From operations:
 Net investment income/(loss) .................     $  3       $    627,670    $    660,138    $    2,059,888   $    2,076,705
 Net realized gain/(loss) .....................       22             22,269      (8,147,498)       (2,841,420)      (3,253,363)
 Net change in unrealized
  appreciation/(depreciation) .................      (23)           259,830       7,748,479         9,559,244        5,374,742
                                                    ----       ------------    ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..................................        2            909,769         261,119         8,777,712        4,198,084
                                                    ----       ------------    ------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ........      642          1,295,981       1,784,554        12,504,189       14,432,478
 Transfers between subaccounts, net ...........       18         (1,186,273)     (2,105,389)       (4,798,034)      (3,718,335)
 Transfers for contract benefits and
  terminations ................................      (79)        (2,063,924)     (1,884,112)      (15,346,898)     (15,744,733)
                                                    ----       ------------    ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .................................      581         (1,954,216)     (2,204,947)       (7,640,743)      (5,030,590)
                                                    ----       ------------    ------------    --------------   --------------
Net increase/(decrease) in net assets .........      583         (1,044,447)     (1,943,828)        1,136,969         (832,506)
Net assets beginning of period ................       --         13,373,034      15,316,862        97,621,998       98,454,504
                                                    ----       ------------    ------------    --------------   --------------
Net assets end of period ......................     $583       $ 12,328,587    $ 13,373,034    $   98,758,967   $   97,621,998
                                                    ====       ============    ============    ==============   ==============
 Units issued during the period ...............        5            105,078         323,509           710,912          894,694
 Units redeemed during the period .............       (1)          (216,761)       (460,206)       (1,084,075)      (1,119,773)
                                                    ----       ------------    ------------    --------------   --------------
 Net units issued/(redeemed)
  during the period ...........................        4           (111,683)       (136,697)         (373,163)        (225,079)
                                                    ====       ============    ============    ==============   ==============


                                                 EQ/Equity      EQ/Evergreen      EQ/Evergreen
                                                 500 Index   International Bond      Omega
                                                ----------- -------------------- -------------
                                                  2006 (t)        2006 (t)          2006 (t)
                                                ----------- -------------------- -------------
From operations:
 Net investment income/(loss) .................   $   165          $   4            $ --
 Net realized gain/(loss) .....................       369             15              --
 Net change in unrealized
  appreciation/(depreciation) .................      (304)           (55)             --
                                                  -------         ------            ----
 Net increase/(decrease) in net assets from
  operations ..................................       230            (36)             --
                                                  -------         ------            ----
Contract transactions:
 Payments received from contractowners ........    13,715          9,176             145
 Transfers between subaccounts, net ...........     2,854          1,000               1
 Transfers for contract benefits and
  terminations ................................      (822)          (412)             (9)
                                                  -------         ------            ----
Net increase/(decrease) from contract
 transactions .................................    15,747          9,764             137
                                                  -------         ------            ----
Net increase/(decrease) in net assets .........    15,977          9,728             137
Net assets beginning of period ................        --             --              --
                                                  -------         ------            ----
Net assets end of period ......................   $15,977         $9,728            $137
                                                  =======         ======            ====
 Units issued during the period ...............       363            105               1
 Units redeemed during the period .............       (33)            (9)             --
                                                  -------         ------            ----
 Net units issued/(redeemed)
  during the period ...........................       330             96               1
                                                  =======         ======            ====

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  EQ/GAMCO
                                                     EQ/FI          EQ/FI        Mergers and
                                                    Mid Cap     Mid Cap Value   Acquisitions
                                                -------------- --------------- --------------
                                                 2006 (n) (t)      2006 (t)       2006 (t)
                                                -------------- --------------- --------------
From operations:
 Net investment income/(loss) .................   $    5,825      $    60         $  335
 Net realized gain/(loss) .....................      151,667        1,911            503
 Net change in unrealized
  appreciation/(depreciation) .................      (14,361)      (1,777)          (734)
                                                  ----------      -------        -------
 Net increase/(decrease) in net assets from
  operations ..................................      143,131          194            104
                                                  ----------      -------        -------
Contract transactions:
 Payments received from contractowners ........      108,645       12,415          3,174
 Transfers between subaccounts, net ...........    2,689,672       20,310         16,817
 Transfers for contract benefits and
  terminations ................................      (74,945)        (486)          (209)
                                                  ----------      -------        -------
Net increase/(decrease) from contract
 transactions .................................    2,723,372       32,239         19,782
                                                  ----------      -------        -------
Net increase/(decrease) in net assets .........    2,866,503       32,433         19,886
Net assets beginning of period ................           --           --             --
                                                  ----------      -------        -------
Net assets end of period ......................   $2,866,503      $32,433        $19,886
                                                  ==========      =======        =======
 Units issued during the period ...............        5,415          169            171
 Units redeemed during the period .............       (6,203)          (7)            (4)
                                                  ----------      -------        -------
 Net units issued/(redeemed)
  during the period ...........................         (788)         162            167
                                                  ==========      =======        =======


                                                            EQ/GAMCO                       EQ/Government
                                                       Small Company Value                  Securities
                                                --------------------------------- -------------------------------
                                                      2006             2005             2006            2005
                                                ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income/(loss) .................  $      214,373   $     (119,259)  $    481,345    $    418,902
 Net realized gain/(loss) .....................       6,363,227        7,679,211       (259,426)       (113,437)
 Net change in unrealized
  appreciation/(depreciation) .................       6,612,967       (4,735,856)       131,901        (203,905)
                                                 --------------   --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................      13,190,567        2,824,096        353,820         101,560
                                                 --------------   --------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ........       8,654,301        9,997,884      1,813,309       1,804,311
 Transfers between subaccounts, net ...........      (4,000,243)      (1,242,707)    (1,907,353)       (966,398)
 Transfers for contract benefits and
  terminations ................................     (10,784,306)     (13,088,180)    (1,865,503)     (1,503,682)
                                                 --------------   --------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .................................      (6,130,248)      (4,333,003)    (1,959,547)       (665,769)
                                                 --------------   --------------   ------------    ------------
Net increase/(decrease) in net assets .........       7,060,319       (1,508,907)    (1,605,727)       (564,209)
Net assets beginning of period ................      76,140,042       77,648,949     13,837,230      14,401,439
                                                 --------------   --------------   ------------    ------------
Net assets end of period ......................  $   83,200,361   $   76,140,042   $ 12,231,503    $ 13,837,230
                                                 ==============   ==============   ============    ============
 Units issued during the period ...............         409,940          544,250        220,029         266,680
 Units redeemed during the period .............        (583,510)        (652,988)      (362,130)       (311,026)
                                                 --------------   --------------   ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................        (173,570)        (108,738)      (142,101)        (44,346)
                                                 ==============   ==============   ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/JPMorgan
                                                       EQ/International           EQ/JPMorgan        Value
                                                            Growth                 Core Bond     Opportunities
                                                ------------------------------- --------------- ---------------
                                                      2006            2005        2006 (o) (t)      2006 (t)
                                                --------------- --------------- --------------- ---------------
From operations:
 Net investment income/(loss) .................  $     35,673    $    132,528     $   644,361       $  39
 Net realized gain/(loss) .....................       (16,843)       (385,288)         (4,106)        139
 Net change in unrealized
  appreciation/(depreciation) .................     4,182,970       2,067,395        (504,684)        (57)
                                                 ------------    ------------     -----------       -----
 Net increase/(decrease) in net assets from
  operations ..................................     4,201,800       1,814,635         135,571         121
                                                 ------------    ------------     -----------       -----
Contract transactions:
 Payments received from contractowners ........     2,025,900       2,140,737         333,762       2,757
 Transfers between subaccounts, net ...........     1,428,334          39,397      14,184,128           4
 Transfers for contract benefits and
  terminations ................................    (2,691,066)     (2,283,701)       (191,094)       (165)
                                                 ------------    ------------     -----------       -----
Net increase/(decrease) from contract
 transactions .................................       763,168        (103,567)     14,326,796       2,596
                                                 ------------    ------------     -----------       -----
Net increase/(decrease) in net assets .........     4,964,968       1,711,068      14,462,367       2,717
Net assets beginning of period ................    16,640,730      14,929,662              --          --
                                                 ------------    ------------     -----------       -----
Net assets end of period ......................  $ 21,605,698    $ 16,640,730     $14,462,367      $2,717
                                                 ============    ============     ===========      ======
 Units issued during the period ...............       302,732         264,295          25,418          17
 Units redeemed during the period .............      (246,840)       (265,311)        (29,974)         (2)
                                                 ------------    ------------     -----------      ------
 Net units issued/(redeemed)
  during the period ...........................        55,892          (1,016)         (4,556)         15
                                                 ============    ============     ===========      ======


                                                 EQ/Janus Large   EQ/Legg Mason              EQ/Long
                                                   Cap Growth      Value Equity             Term Bond
                                                ---------------- --------------- -------------------------------
                                                    2006 (t)         2006 (t)          2006            2005
                                                ---------------- --------------- --------------- ---------------
From operations:
 Net investment income/(loss) .................      $  --           $   --       $    369,547    $    157,913
 Net realized gain/(loss) .....................         --                1            (25,135)       (239,037)
 Net change in unrealized
  appreciation/(depreciation) .................          3               16           (199,065)        348,477
                                                     -----          -------       ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................          3               17            145,347         267,353
                                                     -----          -------       ------------    ------------
Contract transactions:
 Payments received from contractowners ........        333            1,195          1,389,771       2,042,040
 Transfers between subaccounts, net ...........        204            9,010           (289,266)       (452,227)
 Transfers for contract benefits and
  terminations ................................        (45)            (140)        (1,772,920)     (6,884,681)
                                                     -----          -------       ------------    ------------
Net increase/(decrease) from contract
 transactions .................................        492           10,065           (672,415)     (5,294,868)
                                                     -----          -------       ------------    ------------
Net increase/(decrease) in net assets .........        495           10,082           (527,068)     (5,027,515)
Net assets beginning of period ................         --               --         10,858,195      15,885,710
                                                     -----          -------       ------------    ------------
Net assets end of period ......................      $ 495          $10,082       $ 10,331,127    $ 10,858,195
                                                     =====          =======       ============    ============
 Units issued during the period ...............          7               90            124,362         170,931
 Units redeemed during the period .............         --               (2)          (163,990)       (496,870)
                                                     -----          -------       ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................          7               88            (39,628)       (325,939)
                                                     =====          =======       ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                 EQ/Lord Abbett
                                                     Growth       EQ/Lord Abbett   EQ/Lord Abbett
                                                   and Income     Large Cap Core    Mid Cap Value
                                                ---------------- ---------------- ----------------
                                                  2006 (l) (t)       2006 (t)       2006 (m) (t)
                                                ---------------- ---------------- ----------------
From operations:
 Net investment income/(loss) .................    $   53,372         $   10        $    89,280
 Net realized gain/(loss) .....................       143,365              5            203,715
 Net change in unrealized
  appreciation/(depreciation) .................        75,089              7            389,073
                                                   ----------         ------        -----------
 Net increase/(decrease) in net assets from
  operations ..................................       271,826             22            682,068
                                                   ----------         ------        -----------
Contract transactions:
 Payments received from contractowners ........       212,239          1,038            226,097
 Transfers between subaccounts, net ...........     7,072,906            645         14,788,160
 Transfers for contract benefits and
  terminations ................................      (176,323)          (106)          (168,869)
                                                   ----------         ------        -----------
Net increase/(decrease) from contract
 transactions .................................     7,108,822          1,577         14,845,388
                                                   ----------         ------        -----------
Net increase/(decrease) in net assets .........     7,380,648          1,599         15,527,456
Net assets beginning of period ................            --             --                 --
                                                   ----------         ------        -----------
Net assets end of period ......................    $7,380,648         $1,599        $15,527,456
                                                   ==========         ======        ===========
 Units issued during the period ...............        30,315             13             18,711
 Units redeemed during the period .............       (17,388)            --            (20,005)
                                                   ----------         ------        -----------
 Net units issued/(redeemed)
  during the period ...........................        12,927             13             (1,294)
                                                   ==========         ======        ===========


                                                                                                                EQ/MFS
                                                                                  EQ/Mercury     EQ/Mercury    Emerging
                                                          EQ/Marsico             Basic Value   International    Growth
                                                             Focus                  Equity         Value       Companies
                                                ------------------------------- ------------- --------------- ----------
                                                      2006        2005 (b) (f)     2006 (t)     2006 (j) (t)     2006
                                                --------------- --------------- ------------- --------------- ----------
From operations:
 Net investment income/(loss) .................  $    (33,837)    $   (15,415)     $   118      $   184,093     $   --
 Net realized gain/(loss) .....................       612,113         234,077          503          908,141         --
 Net change in unrealized
  appreciation/(depreciation) .................       412,964       2,352,284         (342)        (499,310)       (13)
                                                 ------------     -----------      -------      -----------     ------
 Net increase/(decrease) in net assets from
  operations ..................................       991,240       2,570,946          279          592,924        (13)
                                                 ------------     -----------      -------      -----------     ------
Contract transactions:
 Payments received from contractowners ........     1,559,792         525,236       11,081           44,218      5,677
 Transfers between subaccounts, net ...........      (245,268)      8,977,046        2,912       11,147,258        252
 Transfers for contract benefits and
  terminations ................................    (1,669,862)       (522,851)        (578)        (427,412)      (136)
                                                 ------------     -----------      -------      -----------     ------
Net increase/(decrease) from contract
 transactions .................................      (355,338)      8,979,431       13,415       10,764,064      5,793
                                                 ------------     -----------      -------      -----------     ------
Net increase/(decrease) in net assets .........       635,902      11,550,377       13,694       11,356,988      5,780
Net assets beginning of period ................    11,550,377              --           --               --         --
                                                 ------------     -----------      -------      -----------     ------
Net assets end of period ......................  $ 12,186,279     $11,550,377      $13,694      $11,356,988     $5,780
                                                 ============     ===========      =======      ===========     ======
 Units issued during the period ...............       181,773       1,149,404           60            5,577         34
 Units redeemed during the period .............      (219,775)        (61,065)         (10)         (50,553)        --
                                                 ------------     -----------      -------      -----------     ------
 Net units issued/(redeemed)
  during the period ...........................       (38,002)      1,088,339           50          (44,975)        34
                                                 ============     ===========      =======      ===========     ======

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                      EQ/MFS                    EQ/Money
                                                 Investors Trust                 Market
                                                -----------------    -------------------------------
                                                       2006            2006 (q) (t)    2005 (b) (g)
                                                -----------------    --------------- ---------------
From operations:
 Net investment income/(loss) .................      $  6             $  1,641,538    $    385,823
 Net realized gain/(loss) .....................        --                       36              --
 Net change in unrealized
  appreciation/(depreciation) .................        (3)                      25              --
                                                     ----             ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................         3                1,641,599         385,823
                                                     ----             ------------    ------------
Contract transactions:
 Payments received from contractowners ........       684                6,379,271       1,990,386
 Transfers between subaccounts, net ...........        --               16,588,998      42,456,064
 Transfers for contract benefits and
  terminations ................................        --               (9,404,435)     (5,782,438)
                                                     ----             ------------    ------------
Net increase/(decrease) from contract
 transactions .................................       684               13,563,834      38,664,012
                                                     ----             ------------    ------------
Net increase/(decrease) in net assets .........       687               15,205,433      39,049,835
Net assets beginning of period ................        --               39,049,835              --
                                                     ----             ------------    ------------
Net assets end of period ......................      $687             $ 54,255,268    $ 39,049,835
                                                     ====             ============    ============
 Units issued during the period ...............         6                3,329,015       4,789,437
 Units redeemed during the period .............        --               (2,111,873)       (926,767)
                                                     ----             ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................         6                1,217,142       3,862,670
                                                     ====             ============    ============


                                                          EQ/Montag &                          EQ/PIMCO
                                                        Caldwell Growth                      Real Return
                                                -------------------------------    --------------------------------
                                                      2006          2005 (h)             2006            2005
                                                --------------- ---------------    --------------- ----------------
From operations:
 Net investment income/(loss) .................  $   (101,968)   $    (65,399)      $     248,366   $      288,470
 Net realized gain/(loss) .....................       (68,497)        730,791            (223,116)         293,233
 Net change in unrealized
  appreciation/(depreciation) .................     4,103,444       2,823,720              25,927         (512,148)
                                                 ------------    ------------       -------------   --------------
 Net increase/(decrease) in net assets from
  operations ..................................     3,932,979       3,489,112              51,177           69,555
                                                 ------------    ------------       -------------   --------------
Contract transactions:
 Payments received from contractowners ........     9,825,812       9,947,329           1,503,078        2,162,171
 Transfers between subaccounts, net ...........    (4,182,538)        904,773          (4,909,246)     (12,964,747)
 Transfers for contract benefits and
  terminations ................................    (8,414,252)     (8,762,138)         (5,118,559)      (4,531,843)
                                                 ------------    ------------       -------------   --------------
Net increase/(decrease) from contract
 transactions .................................    (2,770,978)      2,089,964          (8,524,727)     (15,334,419)
                                                 ------------    ------------       -------------   --------------
Net increase/(decrease) in net assets .........     1,162,001       5,579,076          (8,473,550)     (15,264,864)
Net assets beginning of period ................    53,947,016      48,367,940          16,406,107       31,670,971
                                                 ------------    ------------       -------------   --------------
Net assets end of period ......................  $ 55,109,017    $ 53,947,016       $   7,932,557   $   16,406,107
                                                 ============    ============       =============   ==============
 Units issued during the period ...............     1,007,529       2,215,133             264,080          546,735
 Units redeemed during the period .............    (1,289,575)     (2,061,807)           (989,251)      (1,867,948)
                                                 ------------    ------------       -------------   --------------
 Net units issued/(redeemed)
  during the period ...........................      (282,046)        153,326            (725,171)      (1,321,213)
                                                 ============    ============       =============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Short             EQ/Small             EQ/Small
                                                       Duration Bond         Cap Value          Company Growth
                                                --------------------------- ----------- -------------------------------
                                                   2006 (p)        2005       2006 (t)        2006            2005
                                                -------------- ------------ ----------- --------------- ---------------
From operations:
 Net investment income/(loss) .................   $  105,269    $   1,547     $   5      $    (72,457)   $    (42,363)
 Net realized gain/(loss) .....................         (353)        (165)      282         1,003,317         498,681
 Net change in unrealized
  appreciation/(depreciation) .................      (78,693)         175      (209)          640,538         571,304
                                                  ----------    ---------    ------      ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................       26,223        1,557        78         1,571,398       1,027,622
                                                  ----------    ---------    ------      ------------    ------------
Contract transactions:
 Payments received from contractowners ........      133,193      112,375     3,035         2,378,986       2,826,387
 Transfers between subaccounts, net ...........    2,626,911       (2,169)      809          (100,242)       (485,892)
 Transfers for contract benefits and
  terminations ................................      (69,882)     (32,116)     (212)       (2,798,922)     (2,078,731)
                                                  ----------    ---------    ------      ------------    ------------
Net increase/(decrease) from contract
 transactions .................................    2,690,222       78,090     3,632          (520,178)        261,764
                                                  ----------    ---------    ------      ------------    ------------
Net increase/(decrease) in net assets .........    2,716,445       79,647     3,710         1,051,220       1,289,386
Net assets beginning of period ................      197,371      117,724        --        16,374,711      15,085,325
                                                  ----------    ---------    ------      ------------    ------------
Net assets end of period ......................   $2,913,816    $ 197,371    $3,710      $ 17,425,931    $ 16,374,711
                                                  ==========    =========    ======      ============    ============
 Units issued during the period ...............      203,572       11,212        18           234,310         274,405
 Units redeemed during the period .............      (11,417)      (3,556)       (2)         (273,598)       (254,753)
                                                  ----------    ---------    ------      ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................      192,155        7,656        16           (39,287)         19,652
                                                  ==========    =========    ======      ============    ============


                                                    EQ/Small
                                                 Company Index          EQ/TCW Equity
                                                --------------- ------------------------------
                                                      2006            2006           2005
                                                --------------- --------------- --------------
From operations:
 Net investment income/(loss) .................    $   158       $   (340,440)   $   (361,339)
 Net realized gain/(loss) .....................        979           (687,717)        629,128
 Net change in unrealized
  appreciation/(depreciation) .................     (1,253)        (1,754,825)      2,957,991
                                                   -------       ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................       (116)        (2,782,982)      1,967,524
                                                   -------       ------------    ------------
Contract transactions:
 Payments received from contractowners ........     16,981          6,800,380       8,932,642
 Transfers between subaccounts, net ...........     17,483         (3,810,607)     (2,421,808)
 Transfers for contract benefits and
  terminations ................................       (860)        (9,317,717)     (8,941,896)
                                                   -------       ------------    ------------
Net increase/(decrease) from contract
 transactions .................................     33,604         (6,327,944)     (2,431,062)
                                                   -------       ------------    ------------
Net increase/(decrease) in net assets .........     33,488         (9,110,926)       (463,538)
Net assets beginning of period ................         --         61,939,936      62,403,474
                                                   -------       ------------    ------------
Net assets end of period ......................    $33,488       $ 52,829,010    $ 61,939,936
                                                   =======       ============    ============
 Units issued during the period ...............        202            447,184         660,608
 Units redeemed during the period .............         (9)          (846,911)       (764,953)
                                                   -------       ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................        193           (399,727)       (104,345)
                                                   =======       ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/UBS Growth           EQ/Van Kampen
                                                          and Income                Comstock
                                                ------------------------------- ---------------
                                                      2006            2005            2006
                                                --------------- --------------- ---------------
From operations:
 Net investment income/(loss) .................  $     74,152    $     54,499       $  51
 Net realized gain/(loss) .....................       291,889          52,040          34
 Net change in unrealized
  appreciation/(depreciation) .................     2,353,013       1,508,368          21
                                                 ------------    ------------      ------
 Net increase/(decrease) in net assets from
  operations ..................................     2,719,054       1,614,907         106
                                                 ------------    ------------      ------
Contract transactions:
 Payments received from contractowners ........     3,083,047       3,614,797       2,450
 Transfers between subaccounts, net ...........      (828,879)       (448,919)      4,414
 Transfers for contract benefits and
  terminations ................................    (3,173,077)     (2,804,770)       (399)
                                                 ------------    ------------      ------
Net increase/(decrease) from contract
 transactions .................................      (918,909)        361,108       6,465
                                                 ------------    ------------      ------
Net increase/(decrease) in net assets .........     1,800,145       1,976,015       6,571
Net assets beginning of period ................    20,591,391      18,615,376          --
                                                 ------------    ------------      ------
Net assets end of period ......................  $ 22,391,536    $ 20,591,391      $6,571
                                                 ============    ============      ======
 Units issued during the period ...............       287,290         359,782          61
 Units redeemed during the period .............      (366,280)       (328,725)         (5)
                                                 ------------    ------------      ------
 Net units issued/(redeemed)
  during the period ...........................       (78,990)         31,057          56
                                                 ============    ============      ======


                                                  EQ/Van Kampen   EQ/Van Kampen   EQ/Wells Fargo
                                                    Emerging         Mid Cap        Montgomery            Fidelity VIP
                                                 Markets Equity       Growth         Small Cap           Asset Manager
                                                ---------------- --------------- ---------------- ----------------------------
                                                  2006 (s) (t)         2006            2006           2006           2005
                                                ---------------- --------------- ---------------- ------------ ---------------
From operations:
 Net investment income/(loss) .................    $    6,624        $   1          $    --        $   3,731    $     109,154
 Net realized gain/(loss) .....................       114,168            7               60            3,600          302,852
 Net change in unrealized
  appreciation/(depreciation) .................        16,146           (9)             (61)           2,545         (409,318)
                                                   ----------       ------         --------        ---------    -------------
 Net increase/(decrease) in net assets from
  operations ..................................       136,938           (1)              (1)           9,876            2,688
                                                   ----------       ------         --------        ---------    -------------
Contract transactions:
 Payments received from contractowners ........        72,900        1,413            9,597           14,544          289,317
 Transfers between subaccounts, net ...........     1,184,463          225            1,098            8,461         (153,687)
 Transfers for contract benefits and
  terminations ................................       (49,496)        (150)            (259)         (48,583)      (4,477,047)
                                                   ----------       ------         --------        ---------    -------------
Net increase/(decrease) from contract
 transactions .................................     1,207,867        1,488           10,436          (25,578)      (4,341,417)
                                                   ----------       ------         --------        ---------    -------------
Net increase/(decrease) in net assets .........     1,344,805        1,487           10,435          (15,702)      (4,338,729)
Net assets beginning of period ................            --           --               --          167,698        4,506,427
                                                   ----------       ------         --------        ---------    -------------
Net assets end of period ......................    $1,344,805       $1,487          $10,435        $ 151,996    $     167,698
                                                   ==========       ======         ========        =========    =============
 Units issued during the period ...............         1,889           13              136            3,093           33,388
 Units redeemed during the period .............        (1,829)          (2)              (5)          (5,444)        (441,292)
                                                   ----------       ------         --------        ---------    -------------
 Net units issued/(redeemed)
  during the period ...........................            60           11              131           (2,351)        (407,904)
                                                   ==========       ======         ========        =========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Fidelity VIP                        Fidelity VIP
                                                         Contrafund(R)                           Growth
                                                --------------------------------     -------------------------------
                                                      2006            2005                 2006            2005
                                                --------------- ----------------     --------------- ---------------
From operations:
 Net investment income/(loss) .................  $    281,194    $      (65,759)      $    (21,427)   $      9,963
 Net realized gain/(loss) .....................     4,778,190         2,285,795             61,673       1,667,225
 Net change in unrealized
  appreciation/(depreciation) .................    (1,287,753)        2,684,360            744,987      (1,020,753)
                                                 ------------    --------------       ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................     3,771,631         4,904,396            785,233         656,435
                                                 ------------    --------------       ------------    ------------
Contract transactions:
 Payments received from contractowners ........     2,471,083         3,098,712          2,013,438       3,732,779
 Transfers between subaccounts, net ...........     1,528,355        12,177,421         (1,060,948)     (5,750,469)
 Transfers for contract benefits and
  terminations ................................    (4,554,360)      (11,423,571)        (2,392,668)     (4,464,152)
                                                 ------------    --------------       ------------    ------------
Net increase/(decrease) from contract
 transactions .................................      (554,922)        3,852,562         (1,440,178)     (6,481,842)
                                                 ------------    --------------       ------------    ------------
Net increase/(decrease) in net assets .........     3,216,709         8,756,958           (654,945)     (5,825,407)
Net assets beginning of period ................    32,046,025        23,289,067         13,539,463      19,364,870
                                                 ------------    --------------       ------------    ------------
Net assets end of period ......................  $ 35,262,734    $   32,046,025       $ 12,884,518    $ 13,539,463
                                                 ============    ==============       ============    ============
 Units issued during the period ...............       632,981         1,410,726            351,544         587,720
 Units redeemed during the period .............      (659,900)       (1,048,296)          (529,315)     (1,380,166)
                                                 ------------    --------------       ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................       (26,919)          362,430           (177,771)       (792,446)
                                                 ============    ==============       ============    ============


                                                         Fidelity VIP                      Fidelity VIP
                                                      Growth and Income                Growth Opportunities
                                                ------------------------------     ----------------------------
                                                     2006            2005               2006           2005
                                                -------------- ---------------     -------------- -------------
From operations:
 Net investment income/(loss) .................   $    5,434    $     111,105        $    4,641    $    9,700
 Net realized gain/(loss) .....................       58,166        1,709,943            53,236        46,470
 Net change in unrealized
  appreciation/(depreciation) .................       72,099       (1,593,442)           29,920       109,274
                                                  ----------    -------------        ----------    ----------
 Net increase/(decrease) in net assets from
  operations ..................................      135,699          227,606            87,797       165,444
                                                  ----------    -------------        ----------    ----------
Contract transactions:
 Payments received from contractowners ........      174,404          794,398           384,629       457,640
 Transfers between subaccounts, net ...........     (154,912)        (704,607)         (304,281)     (340,160)
 Transfers for contract benefits and
  terminations ................................     (152,107)      (8,097,955)         (306,929)     (311,609)
                                                  ----------    -------------        ----------    ----------
Net increase/(decrease) from contract
 transactions .................................     (132,615)      (8,008,164)         (226,581)     (194,129)
                                                  ----------    -------------        ----------    ----------
Net increase/(decrease) in net assets .........        3,084       (7,780,558)         (138,784)      (28,685)
Net assets beginning of period ................    1,141,815        8,922,373         2,087,434     2,116,119
                                                  ----------    -------------        ----------    ----------
Net assets end of period ......................   $1,144,899    $   1,141,815        $1,948,650    $2,087,434
                                                  ==========    =============        ==========    ==========
 Units issued during the period ...............       22,017          105,892            61,445        90,965
 Units redeemed during the period .............      (34,585)        (922,579)          (89,194)     (110,009)
                                                  ----------    -------------        ----------    ----------
 Net units issued/(redeemed)
  during the period ...........................      (12,568)        (816,687)          (27,749)      (19,044)
                                                  ==========    =============        ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Franklin                     Franklin Rising
                                                      Income Securities             Dividends Securities
                                                -----------------------------     -------------------------
                                                     2006           2005              2006         2005
                                                -------------- --------------     ------------ ------------
From operations:
 Net investment income/(loss) .................   $   39,168     $   29,114        $   4,007    $   1,750
 Net realized gain/(loss) .....................       31,923          9,063           13,458        5,121
 Net change in unrealized
  appreciation/(depreciation) .................      129,898        (11,685)          61,419        8,197
                                                  ----------     ----------        ---------    ---------
 Net increase/(decrease) in net assets from
  operations ..................................      200,989         26,492           78,884       15,068
                                                  ----------     ----------        ---------    ---------
Contract transactions:
 Payments received from contractowners ........      228,846        751,704          184,830      238,147
 Transfers between subaccounts, net ...........       36,026          7,526           30,235      (12,402)
 Transfers for contract benefits and
  terminations ................................     (132,558)       (96,219)         (88,815)     (79,370)
                                                  ----------     ----------        ---------    ---------
Net increase/(decrease) from contract
 transactions .................................      132,314        663,011          126,250      146,375
                                                  ----------     ----------        ---------    ---------
Net increase/(decrease) in net assets .........      333,303        689,503          205,134      161,443
Net assets beginning of period ................    1,057,572        368,069          405,780      244,337
                                                  ----------     ----------        ---------    ---------
Net assets end of period ......................   $1,390,875     $1,057,572        $ 610,914    $ 405,780
                                                  ==========     ==========        =========    =========
 Units issued during the period ...............       23,713         66,954           18,303       21,435
 Units redeemed during the period .............      (14,215)       (13,972)          (9,205)      (9,524)
                                                  ----------     ----------        ---------    ---------
 Net units issued/(redeemed)
  during the period ...........................        9,498         52,982            9,097       11,911
                                                  ==========     ==========        =========    =========


                                                      Franklin Zero                     Janus Aspen
                                                       Coupon 2010                    Series Balanced
                                                -------------------------     -------------------------------
                                                    2006         2005               2006            2005
                                                ------------ ------------     --------------- ---------------
From operations:
 Net investment income/(loss) .................  $    3,027   $    2,262       $     144,902   $     142,476
 Net realized gain/(loss) .....................        (636)         (71)            151,036          89,802
 Net change in unrealized
  appreciation/(depreciation) .................        (361)      (1,730)            509,185         316,585
                                                 ----------   ----------       -------------   -------------
 Net increase/(decrease) in net assets from
  operations ..................................       2,030          461             805,123         548,863
                                                 ----------   ----------       -------------   -------------
Contract transactions:
 Payments received from contractowners ........      27,701       54,832           1,163,215       1,323,845
 Transfers between subaccounts, net ...........      (1,126)         216             (45,284)        152,838
 Transfers for contract benefits and
  terminations ................................     (12,699)     (13,479)         (1,229,424)     (1,080,202)
                                                 ----------   ----------       -------------   -------------
Net increase/(decrease) from contract
 transactions .................................      13,876       41,569            (111,493)        396,481
                                                 ----------   ----------       -------------   -------------
Net increase/(decrease) in net assets .........      15,906       42,030             693,630         945,344
Net assets beginning of period ................      83,130       41,100           7,894,186       6,948,842
                                                 ----------   ----------       -------------   -------------
Net assets end of period ......................  $   99,036   $   83,130       $   8,587,816   $   7,894,186
                                                 ==========   ==========       =============   =============
 Units issued during the period ...............       2,588        5,331             118,879         174,479
 Units redeemed during the period .............      (1,294)      (1,461)           (127,644)       (138,875)
                                                 ----------   ----------       -------------   -------------
 Net units issued/(redeemed)
  during the period ...........................       1,294        3,870              (8,765)         35,604
                                                 ==========   ==========       =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     Janus Aspen Series                     Janus Aspen
                                                        Flexible Bond                      Series Forty
                                                -----------------------------     -------------------------------
                                                     2006           2005                2006            2005
                                                -------------- --------------     --------------- ---------------
From operations:
 Net investment income/(loss) .................   $  394,633     $  457,004        $    (17,313)   $    (39,952)
 Net realized gain/(loss) .....................     (112,516)       241,859             601,955         355,033
 Net change in unrealized
  appreciation/(depreciation) .................       54,309       (575,872)          1,229,364       1,497,857
                                                  ----------     ----------        ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................      336,426        122,991           1,814,006       1,812,938
                                                  ----------     ----------        ------------    ------------
Contract transactions:
 Payments received from contractowners ........      489,269        825,583           2,179,215       2,565,976
 Transfers between subaccounts, net ...........     (267,371)     2,377,774            (310,452)      4,813,724
 Transfers for contract benefits and
  terminations ................................     (894,833)      (879,645)         (2,275,623)     (1,949,785)
                                                  ----------     ----------        ------------    ------------
Net increase/(decrease) from contract
 transactions .................................     (672,935)     2,323,712            (406,860)      5,429,915
                                                  ----------     ----------        ------------    ------------
Net increase/(decrease) in net assets .........     (336,509)     2,446,703           1,407,146       7,242,853
Net assets beginning of period ................    8,942,938      6,496,235          20,817,416      13,574,563
                                                  ----------     ----------        ------------    ------------
Net assets end of period ......................   $8,606,429     $8,942,938        $ 22,224,562    $ 20,817,416
                                                  ==========     ==========        ============    ============
 Units issued during the period ...............       60,960        269,141             325,428         944,138
 Units redeemed during the period .............     (107,673)      (104,157)           (382,701)       (315,841)
                                                  ----------     ----------        ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................      (46,713)       164,984             (57,273)        628,297
                                                  ==========     ==========        ============    ============


                                                      Janus Aspen Series                  Janus Aspen Series
                                                     International Growth                   Mid Cap Growth
                                                -------------------------------     -------------------------------
                                                      2006            2005                2006            2005
                                                --------------- ---------------     --------------- ---------------
From operations:
 Net investment income/(loss) .................  $    188,295    $      52,549       $    (64,870)   $    (54,741)
 Net realized gain/(loss) .....................     1,225,264          706,119            947,389         619,965
 Net change in unrealized
  appreciation/(depreciation) .................     2,908,863        1,037,215          1,173,422       1,046,470
                                                 ------------    -------------       ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................     4,322,422        1,795,883          2,055,941       1,611,694
                                                 ------------    -------------       ------------    ------------
Contract transactions:
 Payments received from contractowners ........     1,295,483        1,539,278          1,827,166       2,602,012
 Transfers between subaccounts, net ...........       866,220        3,438,812            685,094       1,040,223
 Transfers for contract benefits and
  terminations ................................    (1,858,203)      (2,731,736)        (3,500,853)     (2,355,175)
                                                 ------------    -------------       ------------    ------------
Net increase/(decrease) from contract
 transactions .................................       303,500        2,246,354           (988,593)      1,287,060
                                                 ------------    -------------       ------------    ------------
Net increase/(decrease) in net assets .........     4,625,922        4,042,237          1,067,348       2,898,754
Net assets beginning of period ................     8,558,959        4,516,722         15,748,594      12,849,840
                                                 ------------    -------------       ------------    ------------
Net assets end of period ......................  $ 13,184,881    $   8,558,959       $ 16,815,942    $ 15,748,594
                                                 ============    =============       ============    ============
 Units issued during the period ...............       232,238          508,498            575,501         820,167
 Units redeemed during the period .............      (205,934)        (313,474)          (716,590)       (610,037)
                                                 ------------    -------------       ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................        26,304          195,024           (141,089)        210,130
                                                 ============    =============       ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         Janus Aspen
                                                         Series Mid                     Janus Aspen Series
                                                          Cap Value                      Worldwide Growth
                                                -----------------------------     -------------------------------
                                                     2006           2005                2006            2005
                                                -------------- --------------     --------------- ---------------
From operations:
 Net investment income/(loss) .................   $    8,494     $  134,424        $    187,835    $    150,235
 Net realized gain/(loss) .....................      192,848        141,979             (60,764)        365,574
 Net change in unrealized
  appreciation/(depreciation) .................       89,784        (80,818)          2,298,053         162,924
                                                  ----------     ----------        ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..................................      291,126        195,585           2,425,124         678,733
                                                  ----------     ----------        ------------    ------------
Contract transactions:
 Payments received from contractowners ........       66,494        398,249           2,005,790       2,846,711
 Transfers between subaccounts, net ...........      (49,972)        94,701            (470,771)       (569,243)
 Transfers for contract benefits and
  terminations ................................     (223,509)      (354,631)         (2,374,637)     (6,788,023)
                                                  ----------     ----------        ------------    ------------
Net increase/(decrease) from contract
 transactions .................................     (206,987)       138,319            (839,618)     (4,510,555)
                                                  ----------     ----------        ------------    ------------
Net increase/(decrease) in net assets .........       84,139        333,904           1,585,506      (3,831,822)
Net assets beginning of period ................    2,206,672      1,872,768          14,126,604      17,958,426
                                                  ----------     ----------        ------------    ------------
Net assets end of period ......................   $2,290,811     $2,206,672        $ 15,712,110    $ 14,126,604
                                                  ==========     ==========        ============    ============
 Units issued during the period ...............       11,665         48,166             338,398         497,799
 Units redeemed during the period .............      (28,198)       (36,872)           (449,484)     (1,124,086)
                                                  ----------     ----------        ------------    ------------
 Net units issued/(redeemed)
  during the period ...........................      (16,533)        11,294            (111,086)       (626,287)
                                                  ==========     ==========        ============    ============


                                                           MFS(R)                             MFS(R)
                                                       Mid Cap Growth                     New Discovery
                                                -----------------------------     ------------------------------
                                                     2006           2005               2006            2005
                                                -------------- --------------     -------------- ---------------
From operations:
 Net investment income/(loss) .................   $   (4,106)    $   (3,546)        $   (5,460)   $      (7,826)
 Net realized gain/(loss) .....................      122,104         30,395            121,736           58,586
 Net change in unrealized
  appreciation/(depreciation) .................      (93,403)         9,877             10,958           10,994
                                                  ----------     ----------         ----------    -------------
 Net increase/(decrease) in net assets from
  operations ..................................       24,595         36,726            127,234           61,754
                                                  ----------     ----------         ----------    -------------
Contract transactions:
 Payments received from contractowners ........      297,141        333,825            225,947          289,655
 Transfers between subaccounts, net ...........      (49,193)       (40,279)          (156,896)        (542,179)
 Transfers for contract benefits and
  terminations ................................     (223,212)      (152,794)          (262,192)        (790,355)
                                                  ----------     ----------         ----------    -------------
Net increase/(decrease) from contract
 transactions .................................       24,736        140,752           (193,141)      (1,042,879)
                                                  ----------     ----------         ----------    -------------
Net increase/(decrease) in net assets .........       49,331        177,478            (65,907)        (981,125)
Net assets beginning of period ................    1,142,884        965,406          1,103,660        2,084,785
                                                  ----------     ----------         ----------    -------------
Net assets end of period ......................   $1,192,215     $1,142,884         $1,037,753    $   1,103,660
                                                  ==========     ==========         ==========    =============
 Units issued during the period ...............       31,494         34,965             38,069           50,757
 Units redeemed during the period .............      (29,207)       (20,444)           (53,518)        (141,764)
                                                  ----------     ----------         ----------    -------------
 Net units issued/(redeemed)
  during the period ...........................        2,287         14,521            (15,449)         (91,007)
                                                  ==========     ==========         ==========    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MFS(R)                            MFS(R)
                                                        Total Return                        Utilities
                                                -----------------------------     -----------------------------
                                                     2006           2005               2006           2005
                                                -------------- --------------     -------------- --------------
From operations:
 Net investment income/(loss) .................   $   75,801     $   65,976         $   25,269     $    1,849
 Net realized gain/(loss) .....................      241,432        258,869            210,961         80,965
 Net change in unrealized
  appreciation/(depreciation) .................      185,406       (218,644)           215,767         66,509
                                                  ----------     ----------         ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..................................      502,639        106,201            451,997        149,323
                                                  ----------     ----------         ----------     ----------
Contract transactions:
 Payments received from contractowners ........    1,122,525        993,053            341,762        372,085
 Transfers between subaccounts, net ...........     (497,216)      (536,805)           257,070        202,651
 Transfers for contract benefits and
  terminations ................................     (536,717)      (585,546)          (374,258)      (147,460)
                                                  ----------     ----------         ----------     ----------
Net increase/(decrease) from contract
 transactions .................................       88,592       (129,298)           224,574        427,276
                                                  ----------     ----------         ----------     ----------
Net increase/(decrease) in net assets .........      591,231        (23,097)           676,571        576,599
Net assets beginning of period ................    4,521,502      4,544,599          1,236,789        660,190
                                                  ----------     ----------         ----------     ----------
Net assets end of period ......................   $5,112,733     $4,521,502         $1,913,360     $1,236,789
                                                  ==========     ==========         ==========     ==========
 Units issued during the period ...............      145,725         93,650             39,146         46,763
 Units redeemed during the period .............     (141,442)      (105,385)           (27,004)       (21,015)
                                                  ----------     ----------         ----------     ----------
 Net units issued/(redeemed)
  during the period ...........................        4,283        (11,735)            12,142         25,748
                                                  ==========     ==========         ==========     ==========


                                                      Morgan Stanley UIF               Morgan Stanley UIF
                                                           Core Plus                        Emerging
                                                         Fixed Income                     Markets Debt
                                                -------------------------------     -------------------------
                                                      2006            2005              2006         2005
                                                --------------- ---------------     ------------ ------------
From operations:
 Net investment income/(loss) .................  $    584,807     $   518,831        $  40,354    $  38,933
 Net realized gain/(loss) .....................       (16,666)        528,494            2,157       29,971
 Net change in unrealized
  appreciation/(depreciation) .................       (70,859)       (706,289)             893      (12,827)
                                                 ------------     -----------        ---------    ---------
 Net increase/(decrease) in net assets from
  operations ..................................       497,282         341,036           43,404       56,077
                                                 ------------     -----------        ---------    ---------
Contract transactions:
 Payments received from contractowners ........       324,714         445,591           44,915       68,206
 Transfers between subaccounts, net ...........      (935,223)      9,062,952          (18,636)     (90,593)
 Transfers for contract benefits and
  terminations ................................      (946,505)       (755,799)         (56,819)     (10,747)
                                                 ------------     -----------        ---------    ---------
Net increase/(decrease) from contract
 transactions .................................    (1,557,014)      8,752,744          (30,540)     (33,134)
                                                 ------------     -----------        ---------    ---------
Net increase/(decrease) in net assets .........    (1,059,732)      9,093,780           12,864       22,943
Net assets beginning of period ................    15,599,366       6,505,586          448,819      425,876
                                                 ------------     -----------        ---------    ---------
Net assets end of period ......................  $ 14,539,634     $15,599,366        $ 461,683    $ 448,819
                                                 ============     ===========        =========    =========
 Units issued during the period ...............        96,088       1,021,232            7,464        8,901
 Units redeemed during the period .............      (202,364)       (429,011)          (9,440)     (10,695)
                                                 ------------     -----------        ---------    ---------
 Net units issued/(redeemed)
  during the period ...........................      (106,276)        592,221           (1,975)      (1,794)
                                                 ============     ===========        =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    Morgan Stanley UIF               Morgan Stanley UIF
                                                      Equity Growth                         Value
                                                --------------------------     -------------------------------
                                                     2006         2005               2006            2005
                                                ------------- ------------     --------------- ---------------
From operations:
 Net investment income/(loss) .................  $      (924)  $      40        $    188,596     $    26,371
 Net realized gain/(loss) .....................       52,990       1,466           1,408,367         306,040
 Net change in unrealized
  appreciation/(depreciation) .................      (47,920)     46,055             418,111         249,013
                                                 -----------   ---------        ------------     -----------
 Net increase/(decrease) in net assets from
  operations ..................................        4,146      47,561           2,015,074         581,424
                                                 -----------   ---------        ------------     -----------
Contract transactions:
 Payments received from contractowners ........       32,980      97,071             217,991         483,031
 Transfers between subaccounts, net ...........     (163,160)     10,067            (982,466)     10,019,281
 Transfers for contract benefits and
  terminations ................................     (112,740)    (29,288)         (1,185,710)       (915,101)
                                                 -----------   ---------        ------------     -----------
Net increase/(decrease) from contract
 transactions .................................     (242,920)     77,850          (1,950,185)      9,587,211
                                                 -----------   ---------        ------------     -----------
Net increase/(decrease) in net assets .........     (238,774)    125,411              64,889      10,168,635
Net assets beginning of period ................      364,656     239,245          13,137,439       2,968,804
                                                 -----------   ---------        ------------     -----------
Net assets end of period ......................  $   125,882   $ 364,656        $ 13,202,328     $13,137,439
                                                 ===========   =========        ============     ===========
 Units issued during the period ...............        5,429      17,819              49,903         764,212
 Units redeemed during the period .............      (32,419)     (8,093)           (166,188)       (131,102)
                                                 -----------   ---------        ------------     -----------
 Net units issued/(redeemed)
  during the period ...........................      (26,990)      9,726            (116,285)        633,110
                                                 ===========   =========        ============     ===========


                                                         Old Mutual                      Oppenheimer
                                                        Select Value                  Global Securities
                                                ----------------------------     ----------------------------
                                                     2006           2005              2006           2005
                                                -------------- -------------     -------------- -------------
From operations:
 Net investment income/(loss) .................   $   12,475    $    13,881        $    7,232    $    3,166
 Net realized gain/(loss) .....................       19,736         (6,386)          149,667        27,092
 Net change in unrealized
  appreciation/(depreciation) .................      202,247         26,324            93,737       119,207
                                                  ----------    -----------        ----------    ----------
 Net increase/(decrease) in net assets from
  operations ..................................      234,458         33,819           250,636       149,465
                                                  ----------    -----------        ----------    ----------
Contract transactions:
 Payments received from contractowners ........      223,631        256,657           598,751       701,443
 Transfers between subaccounts, net ...........        6,331        (32,744)           15,778        50,395
 Transfers for contract benefits and
  terminations ................................     (144,333)      (120,466)         (302,008)     (247,186)
                                                  ----------    -----------        ----------    ----------
Net increase/(decrease) from contract
 transactions .................................       85,629        103,447           312,521       504,652
                                                  ----------    -----------        ----------    ----------
Net increase/(decrease) in net assets .........      320,087        137,266           563,157       654,117
Net assets beginning of period ................      881,965        744,699         1,318,553       664,436
                                                  ----------    -----------        ----------    ----------
Net assets end of period ......................   $1,202,052    $   881,965        $1,881,710    $1,318,553
                                                  ==========    ===========        ==========    ==========
 Units issued during the period ...............       23,203         29,056            38,929        52,056
 Units redeemed during the period .............      (15,501)       (18,469)          (21,958)      (19,081)
                                                  ----------    -----------        ----------    ----------
 Net units issued/(redeemed)
  during the period ...........................        7,702         10,587            16,971        32,975
                                                  ==========    ===========        ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       Oppenheimer                    PIMCO Global
                                                     Main Street(R)                  Bond (Unhedged)
                                                -------------------------     -----------------------------
                                                    2006         2005              2006           2005
                                                ------------ ------------     -------------- --------------
From operations:
 Net investment income/(loss) .................  $   3,353    $   3,051         $   68,256     $   46,235
 Net realized gain/(loss) .....................      9,341        4,253            (15,410)        51,140
 Net change in unrealized
  appreciation/(depreciation) .................     67,247       21,036             42,794       (252,841)
                                                 ---------    ---------         ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..................................     79,941       28,340             95,640       (155,466)
                                                 ---------    ---------         ----------     ----------
Contract transactions:
 Payments received from contractowners ........    181,819      260,894            569,764        682,596
 Transfers between subaccounts, net ...........    (24,267)     (11,370)            58,387       (175,153)
 Transfers for contract benefits and
  terminations ................................    (98,812)     (88,050)          (417,948)      (301,008)
                                                 ---------    ---------         ----------     ----------
Net increase/(decrease) from contract
 transactions .................................     58,740      161,474            210,203        206,435
                                                 ---------    ---------         ----------     ----------
Net increase/(decrease) in net assets .........    138,681      189,814            305,843         50,969
Net assets beginning of period ................    522,970      333,156          2,188,952      2,137,983
                                                 ---------    ---------         ----------     ----------
Net assets end of period ......................  $ 661,651    $ 522,970         $2,494,795     $2,188,952
                                                 =========    =========         ==========     ==========
 Units issued during the period ...............     13,414       21,689             60,287         62,510
 Units redeemed during the period .............     (9,170)      (8,557)           (45,677)       (48,309)
                                                 ---------    ---------         ----------     ----------
 Net units issued/(redeemed)
  during the period ...........................      4,244       13,132             14,610         14,201
                                                 =========    =========         ==========     ==========


                                                      PIMCO StocksPLUS                     T. Rowe Price
                                                      Growth and Income                    Equity Income
                                                -----------------------------     --------------------------------
                                                     2006           2005                2006            2005
                                                -------------- --------------     --------------- ----------------
From operations:
 Net investment income/(loss) .................   $  188,943     $   70,574        $    303,151    $      461,842
 Net realized gain/(loss) .....................      114,453         48,859           3,678,181         8,279,199
 Net change in unrealized
  appreciation/(depreciation) .................      245,560         (2,204)            459,036        (7,492,155)
                                                  ----------     ----------        ------------    --------------
 Net increase/(decrease) in net assets from
  operations ..................................      548,956        117,229           4,440,368         1,248,886
                                                  ----------     ----------        ------------    --------------
Contract transactions:
 Payments received from contractowners ........      833,387      1,041,643           1,256,407         3,662,416
 Transfers between subaccounts, net ...........     (169,413)       (78,635)         (3,232,066)      (16,398,886)
 Transfers for contract benefits and
  terminations ................................     (458,748)      (450,723)         (4,634,638)       (9,970,838)
                                                  ----------     ----------        ------------    --------------
Net increase/(decrease) from contract
 transactions .................................      205,226        512,285          (6,610,297)      (22,707,308)
                                                  ----------     ----------        ------------    --------------
Net increase/(decrease) in net assets .........      754,182        629,514          (2,169,929)      (21,458,422)
Net assets beginning of period ................    3,676,161      3,046,647          28,968,981        50,427,403
                                                  ----------     ----------        ------------    --------------
Net assets end of period ......................   $4,430,343     $3,676,161        $ 26,799,052    $   28,968,981
                                                  ==========     ==========        ============    ==============
 Units issued during the period ...............       66,662         93,966             175,491           349,409
 Units redeemed during the period .............      (50,876)       (51,001)           (584,241)       (1,836,261)
                                                  ----------     ----------        ------------    --------------
 Net units issued/(redeemed)
  during the period ...........................       15,786         42,965            (408,750)       (1,486,852)
                                                  ==========     ==========        ============    ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         T. Rowe Price
                                                        T. Rowe Price                       Personal
                                                     New America Growth                 Strategy Balanced
                                                -----------------------------     -----------------------------
                                                     2006           2005               2006           2005
                                                -------------- --------------     -------------- --------------
From operations:
 Net investment income/(loss) .................   $  (15,475)    $   (7,547)        $   36,724     $   33,690
 Net realized gain/(loss) .....................      214,701         57,986            212,503        269,338
 Net change in unrealized
  appreciation/(depreciation) .................      256,209        318,823              7,282       (125,299)
                                                  ----------     ----------         ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..................................      455,435        369,262            256,509        177,729
                                                  ----------     ----------         ----------     ----------
Contract transactions:
 Payments received from contractowners ........      138,226        162,623            457,977        543,323
 Transfers between subaccounts, net ...........       93,349      6,121,299           (439,515)       831,303
 Transfers for contract benefits and
  terminations ................................     (511,228)       (86,236)          (384,899)      (746,861)
                                                  ----------     ----------         ----------     ----------
Net increase/(decrease) from contract
 transactions .................................     (279,653)     6,197,686           (366,437)       627,765
                                                  ----------     ----------         ----------     ----------
Net increase/(decrease) in net assets .........      175,782      6,566,948           (109,928)       805,494
Net assets beginning of period ................    7,132,282        565,334          2,855,423      2,049,929
                                                  ----------     ----------         ----------     ----------
Net assets end of period ......................   $7,308,064     $7,132,282         $2,745,495     $2,855,423
                                                  ==========     ==========         ==========     ==========
 Units issued during the period ...............       87,116        602,372            116,425        123,395
 Units redeemed during the period .............     (115,950)       (19,129)          (141,402)       (81,413)
                                                  ----------     ----------         ----------     ----------
 Net units issued/(redeemed)
  during the period ...........................      (28,834)       583,243            (24,977)        41,982
                                                  ==========     ==========         ==========     ==========


                                                          Van Eck                     Van Eck Worldwide
                                                      Worldwide Bond                  Emerging Markets
                                                ---------------------------     -----------------------------
                                                     2006          2005            2006 (s)         2005
                                                ------------- -------------     -------------- --------------
From operations:
 Net investment income/(loss) .................  $    44,704   $    33,182        $   11,062     $   (1,565)
 Net realized gain/(loss) .....................      (21,387)      (16,364)        1,002,489        219,968
 Net change in unrealized
  appreciation/(depreciation) .................       13,529       (42,630)          512,797        629,733
                                                 -----------   -----------        ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..................................       36,846       (25,812)        1,526,348        848,136
                                                 -----------   -----------        ----------     ----------
Contract transactions:
 Payments received from contractowners ........        7,477       215,361           213,821        248,118
 Transfers between subaccounts, net ...........     (108,110)       19,464            75,345      2,373,331
 Transfers for contract benefits and
  terminations ................................     (245,379)     (132,853)         (807,096)      (313,848)
                                                 -----------   -----------        ----------     ----------
Net increase/(decrease) from contract
 transactions .................................     (346,012)      101,972          (517,930)     2,307,601
                                                 -----------   -----------        ----------     ----------
Net increase/(decrease) in net assets .........     (309,166)       76,160         1,008,418      3,155,737
Net assets beginning of period ................      604,364       528,204         3,927,465        771,728
                                                 -----------   -----------        ----------     ----------
Net assets end of period ......................  $   295,198   $   604,364        $4,935,883     $3,927,465
                                                 ===========   ===========        ==========     ==========
 Units issued during the period ...............        7,725        40,918            81,647        286,280
 Units redeemed during the period .............      (29,438)      (34,780)         (111,136)       (65,730)
                                                 -----------   -----------        ----------     ----------
 Net units issued/(redeemed)
  during the period ...........................      (21,712)        6,138           (29,489)       220,550
                                                 ===========   ===========        ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                      Van Eck Worldwide                   Van Kampen UIF
                                                         Hard Assets                    Global Value Equity
                                                ------------------------------     -----------------------------
                                                      2006           2005               2006           2005
                                                --------------- --------------     -------------- --------------
From operations:
 Net investment income/(loss) .................  $      (7,963)   $   (2,211)        $   16,864     $    7,323
 Net realized gain/(loss) .....................        807,008       280,218            171,853         31,535
 Net change in unrealized
  appreciation/(depreciation) .................       (316,440)      306,928             94,639         32,441
                                                 -------------    ----------         ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..................................        482,605       584,935            283,356         71,299
                                                 -------------    ----------         ----------     ----------
Contract transactions:
 Payments received from contractowners ........         92,238       258,520            384,468        237,737
 Transfers between subaccounts, net ...........       (390,647)      994,201           (297,801)       102,613
 Transfers for contract benefits and
  terminations ................................       (823,366)     (512,935)          (102,317)      (132,040)
                                                 -------------    ----------         ----------     ----------
Net increase/(decrease) from contract
 transactions .................................     (1,121,775)      739,786            (15,650)       208,310
                                                 -------------    ----------         ----------     ----------
Net increase/(decrease) in net assets .........       (639,170)    1,324,721            267,706        279,609
Net assets beginning of period ................      2,076,492       751,771          1,451,647      1,172,038
                                                 -------------    ----------         ----------     ----------
Net assets end of period ......................  $   1,437,322    $2,076,492         $1,719,353     $1,451,647
                                                 =============    ==========         ==========     ==========
 Units issued during the period ...............         29,348        69,643             52,714         36,860
 Units redeemed during the period .............        (64,221)      (34,255)           (55,450)       (19,930)
                                                 -------------    ----------         ----------     ----------
 Net units issued/(redeemed)
  during the period ...........................        (34,873)       35,388             (2,736)        16,930
                                                 =============    ==========         ==========     ==========


                                                        Van Kampen UIF
                                                       U.S. Real Estate
                                                -------------------------------
                                                      2006            2005
                                                --------------- ---------------
From operations:
 Net investment income/(loss) .................  $     63,373    $      81,809
 Net realized gain/(loss) .....................     1,219,597        1,535,681
 Net change in unrealized
  appreciation/(depreciation) .................     1,432,963         (345,735)
                                                 ------------    -------------
 Net increase/(decrease) in net assets from
  operations ..................................     2,715,933        1,271,755
                                                 ------------    -------------
Contract transactions:
 Payments received from contractowners ........     1,274,060        1,738,483
 Transfers between subaccounts, net ...........       700,853        1,282,927
 Transfers for contract benefits and
  terminations ................................    (1,384,052)      (4,282,592)
                                                 ------------    -------------
Net increase/(decrease) from contract
 transactions .................................       590,861       (1,261,182)
                                                 ------------    -------------
Net increase/(decrease) in net assets .........     3,306,794           10,573
Net assets beginning of period ................     6,820,199        6,809,626
                                                 ------------    -------------
Net assets end of period ......................  $ 10,126,993    $   6,820,199
                                                 ============    =============
 Units issued during the period ...............       124,086          221,791
 Units redeemed during the period .............       (98,195)        (281,113)
                                                 ------------    -------------
 Net units issued/(redeemed)
  during the period ...........................        25,891          (59,322)
                                                 ============    =============

-------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsible on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (see Note 5)
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Money Market was substituted for EQ/MONY Money Market on
    September 9, 2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5)
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/Mercury International Value was substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited Term Bond on November 3, 2006. (See Note 5)
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on
    November 3, 2006. (See Note 5)
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t) Commenced operations on September 8, 2006.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life policies which include (MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life) collectively, the "Variable Life Policies." These policies are issued by MONY America, which is a wholly- owned subsidiary of MONY.

   There are one hundred fifteen MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, AXA Premier VIP Trust ("VIP"), Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The Variable Account consists of the following variable investment options:


   o AIM V.I. Basic Value                        o Dreyfus VIF Appreciation
   o AIM V.I. Financial Services                 o Dreyfus VIF Small Company Stock
   o AIM V.I. Global Health Care                 o EQ/AllianceBernstein Common Stock
   o AIM V.I. Mid Cap Core Equity                o EQ/AllianceBernstein Growth and Income
   o AIM V.I. Technology                         o EQ/AllianceBernstein International
   o Alger American Balanced                     o EQ/AllianceBernstein Large Cap Growth
   o Alger American MidCap Growth                o EQ/AllianceBernstein Quality Bond
   o AXA Aggressive Allocation                   o EQ/AllianceBernstein Small Cap Growth
   o AXA Conservative Allocation                 o EQ/AllianceBernstein Value
   o AXA Conservative-Plus Allocation            o EQ/Ariel Appreciation II
   o AXA Moderate Allocation                     o EQ/Bond Index(1)
   o AXA Moderate-Plus Allocation                o EQ/Boston Advisors Equity Income
   o AXA Premier VIP Aggressive Equity           o EQ/Calvert Socially Responsible
   o AXA Premier VIP Core Bond                   o EQ/Capital Guardian Growth
   o AXA Premier VIP Health Care                 o EQ/Capital Guardian International
   o AXA Premier VIP High Yield                  o EQ/Capital Guardian Research
   o AXA Premier VIP International Equity        o EQ/Capital Guardian U.S. Equity
   o AXA Premier VIP Large Cap Core Equity       o EQ/Caywood-Scholl High Yield Bond
   o AXA Premier VIP Large Cap Growth            o EQ/Enterprise Moderate Allocation
   o AXA Premier VIP Large Cap Value             o EQ/Equity 500 Index
   o AXA Premier VIP Mid Cap Growth              o EQ/Evergreen International Bond
   o AXA Premier VIP Mid Cap Value               o EQ/Evergreen Omega
   o AXA Premier VIP Technology                  o EQ/FI Mid Cap
   o Dreyfus IP Small Cap Stock Index            o EQ/FI Mid Cap Value
   o Dreyfus Stock Index Fund, Inc.              o EQ/GAMCO Mergers and Acquisitions

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Continued)


   o EQ/GAMCO Small Company Value                 o Fidelity VIP Growth Opportunities
   o EQ/Government Securities                     o Franklin Income Securities
   o EQ/International Growth                      o Franklin Rising Dividends Securities
   o EQ/JPMorgan Core Bond                        o Franklin Zero Coupon 2010
   o EQ/JPMorgan Value Opportunities              o Janus Aspen Series Balanced
   o EQ/Janus Large Cap Growth                    o Janus Aspen Series Flexible Bond
   o EQ/Legg Mason Value Equity                   o Janus Aspen Series Forty
   o EQ/Long Term Bond                            o Janus Aspen Series International Growth
   o EQ/Lord Abbett Growth and Income             o Janus Aspen Series Mid Cap Growth
   o EQ/Lord Abbett Large Cap Core                o Janus Aspen Series Mid Cap Value
   o EQ/Lord Abbett Mid Cap Value                 o Janus Aspen Series Worldwide Growth
   o EQ/Marsico Focus                             o MFS(R) Mid Cap Growth
   o EQ/Mercury Basic Value Equity                o MFS(R) New Discovery
   o EQ/Mercury International                     o MFS(R) Total Return
   o EQ/MFS Emerging Growth Companies             o MFS(R) Utilities
   o EQ/MFS Investors Trust                       o Morgan Stanley UIF Core Plus Fixed Income
   o EQ/Money Market                              o Morgan Stanley UIF Emerging Markets Debt
   o EQ/Montag & Caldwell Growth                  o Morgan Stanley UIF Equity Growth
   o EQ/PIMCO Real Return                         o Morgan Stanley UIF Value
   o EQ/Short Duration Bond                       o Old Mutual Select Value
   o EQ/Small Cap Value                           o Oppenheimer Global Securities
   o EQ/Small Company Growth(2)                   o Oppenheimer Main Street(R)
   o EQ/Small Company Index                       o PIMCO Global Bond (Unhedged)
   o EQ/TCW Equity                                o PIMCO StocksPLUS Growth and Income
   o EQ/UBS Growth and Income                     o T. Rowe Price Equity Income
   o EQ/Van Kampen Comstock                       o T. Rowe Price New America Growth
   o EQ/Van Kampen Emerging Markets Equity        o T. Rowe Price Personal Strategy Balanced
   o EQ/Van Kampen Mid Cap Growth                 o Van Eck Worldwide Bond
   o EQ/Wells Fargo Montgomery Small Cap          o Van Eck Worldwide Emerging Markets
   o Fidelity VIP Asset Manager                   o Van Eck Worldwide Hard Assets
   o Fidelity VIP Contrafund(R)                   o Van Kampen UIF Global Value Equity(3)
   o Fidelity VIP Growth                          o Van Kampen UIF U.S. Real Estate(3)
   o Fidelity VIP Growth and Income

----------
(1) Formerly known as EQ/Intermediate Term Bond
(2) Formerly known as EQ/Bear Stearns Small Company Growth
(3) Known as Morgan Stanley UIF...with respect to MONY Corporate Sponsored Variable Universal Life

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the contractowners. These deductions are treated as contractowner redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2006 aggregated to $124,604,373.

   MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2006, MONY America received $737,680 in aggregate from certain Funds in connection with MONY America Life subaccounts.

   Investment Manager and Advisors:

   EQAT and VIP have the right to issue two classes of shares--Class A and Class
   B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth, AXA Premier VIP Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   In the fourth quarter of 2005, AXA Financial completed its sale of the Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is the Advest Group's investment advisory firm and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   Contract Distribution and Principal Underwriter:

   AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Variable Life policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions (Concluded)

   During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life policies and the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors.

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2006 were as follows:

                                                                                Proceeds from
  MONY America Variable Account L Subaccounts:     Cost of Shares Acquired     Shares Redeemed
-----------------------------------------------   -------------------------   ----------------
AIM V.I. Basic Value ..........................          $   473,368             $   268,119
AIM V.I. Financial Services ...................               68,652                  70,189
AIM V.I. Global Health Care ...................              205,320                 199,179
AIM V.I. Mid Cap Core Equity ..................              152,018                 114,187
AIM V.I. Technology ...........................               97,127                  98,880
Alger American Balanced .......................            1,419,001               1,900,442
Alger American MidCap Growth ..................            3,290,159               4,151,592
AXA Aggressive Allocation .....................              275,919                  34,615
AXA Conservative Allocation ...................                  789                      --
AXA Conservative-Plus Allocation ..............               14,626                   7,631
AXA Moderate Allocation .......................              255,316                   9,107
AXA Moderate-Plus Allocation ..................              647,844                  32,291
AXA Premier VIP Aggressive Equity .............                7,189                     141
AXA Premier VIP Core Bond .....................               21,823                      --
AXA Premier VIP Health Care ...................                1,184                      33
AXA Premier VIP High Yield ....................              213,863                  49,191
AXA Premier VIP International Equity ..........                8,002                      79
AXA Premier VIP Large Cap Core Equity .........                4,254                      61
AXA Premier VIP Large Cap Growth ..............                8,578                      41
AXA Premier VIP Lagre Cap Value ...............               38,997                      88
AXA Premier VIP Mid Cap Growth ................                5,447                     318
AXA Premier VIP Mid Cap Value .................               15,809                     298
AXA Premier VIP Technology ....................                4,571                     180
Dreyfus IP Small Cap Stock Index ..............              981,483               2,201,042
Dreyfus Stock Index Fund, Inc. ................           16,075,707              11,874,658
Dreyfus VIF Appreciation ......................              292,560                 440,889
Dreyfus VIF Small Company Stock ...............              950,467               1,795,148
EQ/AllianceBernstein Common Stock .............               47,195                   1,295
EQ/AllianceBernstein Growth & Income ..........               18,595                   2,149
EQ/AllianceBernstein International ............              894,932                 123,814
EQ/AllianceBernstein Large Cap Growth .........                1,643                      33
EQ/AllianceBernstein Quality Bond .............                3,663                      20
EQ/AllianceBernstein Small Cap Growth .........                9,121                      71
EQ/AllianceBernstein Value ....................              100,150                     695
EQ/Ariel Apreciation II .......................                  527                     291
EQ/Bond Index .................................              924,194               1,687,237
EQ/Boston Advisors Equity Income ..............            2,429,714               1,349,183
EQ/Calvert Socially Responsible ...............               76,625                  73,609
EQ/Capital Guardian Growth ....................               19,649                      21
EQ/Capital Guardian International .............                2,266                      44
EQ/Capital Guardian Research ..................              110,861                 195,371
EQ/Capital Guardian U.S. Equity ...............                  677                      69
EQ/Caywood-Scholl High Yield Bond .............            1,749,194               3,075,741
EQ/Enterprise Moderate Allocation .............            9,324,669              14,905,525

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Continued)


                                                                                  Proceeds from
   MONY America Variable Account L Subaccounts:      Cost of Shares Acquired     Shares Redeemed
-------------------------------------------------   -------------------------   ----------------
EQ/Equity 500 Index .............................          $    18,319             $     2,040
EQ/Evergreen International Bond .................                9,902                     122
EQ/Evergreen Omega ..............................                  138                       2
EQ/FI Mid Cap ...................................              208,669                  63,292
EQ/FI Mid Cap Value .............................               34,904                     672
EQ/GAMCO Mergers and Acquisitions ...............               20,956                     337
EQ/GAMCO Small Company Value ....................            9,898,388              11,745,163
EQ/Government Securities ........................            2,678,338               4,156,536
EQ/International Growth .........................            3,014,849               2,216,006
EQ/JPMorgan Core Bond ...........................              824,860                 219,782
EQ/JPMorgan Value Opportunities .................                2,900                     126
EQ/Janus Large Cap Growth .......................                  519                      28
EQ/Legg Mason Value Equity ......................               10,075                      10
EQ/Long Term Bond ...............................            1,613,259               1,916,121
EQ/Lord Abbett Growth and Income ................              576,948                 296,370
EQ/Lord Abbett Large Cap Core ...................                1,592                      --
EQ/Lord Abbett Mid Cap Value ....................              458,216                 286,150
EQ/Marsico Focus ................................            1,391,549               1,504,660
EQ/Mercury Basic Value Equity ...................               14,292                     258
EQ/Mercury International Value ..................              896,238                 895,033
EQ/MFS Emerging Growth Companies ................                5,798                       5
EQ/MFS Investors Trust ..........................                  690                      --
EQ/Money Market .................................           34,535,030              19,329,657
EQ/Montag & Caldwell Growth .....................            4,456,524               7,329,471
EQ/PIMCO Real Return ............................            3,012,413              11,238,972
EQ/Short Duration Bond ..........................              190,924                  86,687
EQ/Small Cap Value ..............................                4,216                     315
EQ/Small Company Growth .........................            2,363,615               2,737,575
EQ/Small Company Index ..........................               34,948                     218
EQ/TCW Equity ...................................            3,327,419               9,995,801
EQ/UBS Growth and Income ........................            1,823,410               2,668,167
EQ/Van Kampen Comstock ..........................                6,571                      21
EQ/Van Kampen Emerging Markets Equity ...........              198,772                  41,227
EQ/Van Kampen Mid Cap Growth ....................                1,577                      85
EQ/Wells Fargo Montgomery Small Cap .............               10,876                     402
Fidelity VIP Asset Manager ......................               37,864                  59,712
Fidelity VIP Contrafund(R) ......................           10,449,804               7,806,884
Fidelity VIP Growth .............................            2,048,526               3,510,129
Fidelity VIP Growth and Income ..................              213,871                 312,425
Fidelity VIP Growth Opportunities ...............              356,810                 578,746
Franklin Income Securities ......................              370,923                 193,638
Franklin Rising Dividends Securities ............              211,890                  78,867
Franklin Zero Coupon 2010 .......................               24,831                   7,930
Janus Aspen Series Balanced .....................            1,021,839                 988,432
Janus Aspen Series International Growth .........            3,306,617               2,814,824
Janus Aspen Series Flexible Bond ................            1,112,807               1,373,016
Janus Aspen Series Forty ........................            2,237,321               2,661,493
Janus Aspen Series Mid Cap Growth ...............            3,019,972               4,073,436
Janus Aspen Series Mid Cap Value ................              263,347                 363,484
Janus Aspen Series Worldwide Growth .............            1,754,767               2,406,550
MFS(R) Mid Cap Growth ...........................              288,003                 228,930
MFS(R) New Discovery ............................              424,902                 601,184
MFS(R) Total Return .............................            1,821,735               1,528,674
MFS(R) Utilities ................................              759,694                 450,406

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Concluded)

                                                                                    Proceeds from
    MONY America Variable Account L Subaccounts:       Cost of Shares Acquired     Shares Redeemed
---------------------------------------------------   -------------------------   ----------------
Morgan Stanley UIF Core Plus Fixed Income .........           $1,986,974             $2,876,234
Morgan Stanley UIF Emerging Markets Debt ..........              173,356                154,188
Morgan Stanley UIF Equity Growth ..................               44,690                288,534
Morgan Stanley UIF Value ..........................            2,148,248              2,585,719
Old Mutual Select Value ...........................              200,482                102,379
Oppenheimer Global Securities .....................              682,991                283,928
Oppenheimer Main Street(R) ........................              130,686                 68,592
PIMCO Global Bond (Unhedged) ......................              733,176                454,746
PIMCO StocksPLUS Growth and Income ................              730,557                336,388
T. Rowe Price Equity Income .......................            3,408,270              9,007,855
T. Rowe Price New America Growth ..................            1,020,064              1,221,180
T. Rowe Price Personal Strategy Balanced ..........            1,136,694              1,396,539
Van Eck Worldwide Bond ............................              159,405                460,713
Van Eck Worldwide Emerging Markets ................            1,709,079              1,807,345
Van Eck Worldwide Hard Assets .....................            1,016,411              2,018,688
Van Kampen UIF Global Value Equity(1) .............              707,540                648,570
Van Kampen UIF U.S. Real Estate(1) ................            2,906,118              1,677,363

----------
(1) Includes the cost and proceeds of Morgan Stanley UIF with respect to MONY Corporate Sponsored Variable Universal Life.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------------
 November 3, 2006          Removed Portfolio                     Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           The Dreyfus Socially Responsible
                           Growth Fund, Inc.                     EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
Shares                          56,329                               184,521
Value                      $     27.68                           $      8.45
Net assets before merger   $ 1,559,199                           $        --
Net assets after merger    $        --                           $ 1,559,199
-----------------------------------------------------------------------------------------------------
                           Dreyfus VIF International Value       EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------
Shares                         621,451                               679,849
Value                      $     18.51                           $     16.92
Net assets before merger   $11,503,052                           $        --
Net assets after merger    $        --                           $11,503,052
-----------------------------------------------------------------------------------------------------
                           Lord Abbett Bond Debenture            AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------
Shares                         110,950                               231,303
Value                      $     12.30                           $      5.90
Net assets before merger   $ 1,364,689                           $        --
Net assets after merger    $        --                           $ 1,364,689
-----------------------------------------------------------------------------------------------------
                                                                 EQ/Lord Abbett Growth and
                           Lord Abbett Growth and Income         Income
-----------------------------------------------------------------------------------------------------
Shares                         234,201                               573,550
Value                      $     29.51                           $     12.05
Net assets before merger   $ 6,911,280                           $        --
Net assets after merger    $        --                           $ 6,911,280
-----------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)


-----------------------------------------------------------------------------------------------------
 November 3, 2006          Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           Lord Abbett Mid Cap Value              EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------
Shares                         657,229                              1,231,147
Value                      $     22.61                            $     12.07
Net assets before merger   $14,859,947                            $        --
Net assets after merger    $        --                            $14,859,947
-----------------------------------------------------------------------------------------------------
                           Old Mutual Mid-Cap                     EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------
Shares                         159,983                                253,257
Value                      $     16.97                            $     10.72
Net assets before merger   $ 2,714,910                            $        --
Net assets after merger    $        --                            $ 2,714,910
-----------------------------------------------------------------------------------------------------
                           PIMCO Real Return                      EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------
Shares                       1,158,558                              1,264,623
Value                      $     12.40                            $     11.36
Net assets before merger   $14,366,119                            $        --
Net assets after merger    $        --                            $14,366,119
-----------------------------------------------------------------------------------------------------
                           T. Rowe Price Limited-Term Bond        EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
Shares                         551,487                                261,795
Value                      $      4.88                            $     10.28
Net assets before merger   $ 2,691,256                            $        --
Net assets after merger    $        --                            $ 2,691,256
-----------------------------------------------------------------------------------------------------
                           T. Rowe Price Prime Reserve            EQ/Money Market
-----------------------------------------------------------------------------------------------------
Shares                       6,691,638                              6,691,638
Value                      $      1.00                            $      1.00
Net assets before merger   $ 6,691,638                            $46,795,196
Net assets after merger    $        --                            $53,486,834
-----------------------------------------------------------------------------------------------------
                           T. Rowe Price International Stock      EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------
Shares                         346,476                                400,142
Value                      $     17.00                            $     14.72
Net assets before merger   $ 5,890,089                            $        --
Net assets after merger    $        --                              5,890,089
-----------------------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging                EQ/Van Kampen Emerging Markets
                           Markets Equity                         Equity
-----------------------------------------------------------------------------------------------------
Shares                          65,607                                 73,008
Value                      $     17.46                            $     15.69
Net assets before merger   $ 1,145,496                            $        --
Net assets after merger    $        --                            $ 1,145,496
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           EQ/Enterprise Capital
                           Appreciation                           EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,487,570                                726,624
Value -- Class B           $      7.41                            $     15.17
Net assets before merger   $11,022,891                            $       --
Net assets after merger    $       --                             $11,022,891
-----------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio                  Surviving Portfolio
-----------------------------------------------------------------------------------------------------
                           EQ/Enterprise Global Socially
                           Responsive                          EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------
Shares -- Class B               21,958                             31,047
Value -- Class B           $     11.58                        $      8.19
Net assets before merger   $   254,279                        $       --
Net assets after merger    $       --                         $   254,279
-----------------------------------------------------------------------------------------------------
                           EQ/Enterprise Multi-Cap Growth     EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,239,976                          2,053,786
Value -- Class B           $      8.53                        $      5.15
Net assets before merger   $10,576,997                        $50,534,962
Net assets after merger    $       --                         $61,111,959
-----------------------------------------------------------------------------------------------------
                           EQ/MONY Diversified                EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------
Shares -- Class A               97,353                             92,387
Value -- Class A           $     11.72                        $     12.35
Net assets before merger   $ 1,140,981                        $       --
Net assets after merger    $       --                         $ 1,140,981
-----------------------------------------------------------------------------------------------------
                           EQ/MONY Equity Growth              EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------
Shares -- Class A               48,134                             79,275
Value -- Class A           $     20.34                        $     12.35
Net assets before merger   $   979,043                        $       --
Net assets after merger    $       --                         $   979,043
-----------------------------------------------------------------------------------------------------
                           EQ/MONY Equity Income              EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------
Shares -- Class A               40,609                             96,697
Value -- Class A           $       --                         $ 1,564,848
Shares -- Class B                15.43                               6.48
Value -- Class B           $       --                         $      6.49
Net assets before merger   $   626,595                        $10,155,864
Net assets after merger    $       --                         $10,782,459
-----------------------------------------------------------------------------------------------------
                           EQ/MONY Money Market               EQ/Money Market
-----------------------------------------------------------------------------------------------------
Shares -- Class A           43,257,705                         43,257,705
Value -- Class A           $         1                        $         1
Net assets before merger   $43,257,705                        $       --
Net assets after merger    $       --                         $43,257,705
-----------------------------------------------------------------------------------------------------

Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of contractowners' units, and did not constitute a taxable event.


6. Financial Highlights

The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Financial highlights for the years ended December 31, 2006, 2005 and 2004 are presented respectively in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

   going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 are presented for each Portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0% to a high of 0.75%.

   Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Contract, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

   Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Transfer Charge: MLOA does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Medical Underwriting Charge: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

   Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

   Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                                       At December 31,
                                                  ----------------------------------------------------------------------------------
                                                                Units                                Unit Value
                                                             Outstanding                         Lowest to Highest
                                                  --------------------------------- ------------------------------------------------
                                                      2006       2005       2004            2006           2005             2004
                                                  ---------- ---------- ----------- --------------  ---------------- ---------------
AIM V.I. Basic Value ............................    52,276     40,075     25,703          $ 15.11         $ 13.39          $ 12.71
AIM V.I. Financial Services .....................    24,344     24,885     22,484   14.95 to 14.98  12.87 to 12.88   12.15 to 12.21
AIM V.I. Global Health Care .....................    57,268     56,716     48,255   12.53 to 13.32  11.95 to 12.66   11.09 to 11.70
AIM V.I. Mid Cap Core Equity ....................    25,429     25,675     12,018            15.21           13.72            12.79
AIM V.I. Technology .............................    16,469     16,815     11,137    9.89 to 12.93   8.98 to 11.70    8.82 to 11.45
Alger American Balanced .........................   254,554    310,590    234,698   12.63 to 13.26  12.10 to 12.66   11.20 to 11.68
Alger American MidCap Growth ....................   562,535    694,811    795,608   14.68 to 16.03  13.37 to 14.55   12.22 to 13.25
AXA Aggressive Allocation (t) ...................     1,604         --         --           155.98              --               --
AXA Conservative Allocation (t) .................         7         --         --           118.42              --               --
AXA Conservative-Plus Allocation (t) ............        54         --         --           126.43              --               --
AXA Moderate Allocation (t) .....................     1,805         --         --           137.35              --               --
AXA Moderate-Plus Allocation (t) ................     4,162         --         --           147.77              --               --
AXA Premier VIP Aggressive Equity (t) ...........        81         --         --            91.14              --               --
AXA Premier VIP Core Bond (t) ...................       178         --         --           123.10              --               --
AXA Premier VIP Health Care (t) .................         9         --         --           129.34              --               --
AXA Premier VIP High Yield (k) (t) ..............    94,562         --         --  14.32 to 133.89              --               --
AXA Premier VIP International Equity (t) ........        34         --         --           235.00              --               --
AXA Premier VIP Large Cap Core Equity (t) .......        25         --         --           164.10              --               --
AXA Premier VIP Large Cap Growth (t) ............        59         --         --           140.62              --               --
AXA Premier VIP Lagre Cap Value (t) .............       206         --         --           186.58              --               --
AXA Premier VIP Mid Cap Growth (t) ..............        27         --         --           181.19              --               --
AXA Premier VIP Mid Cap Value (t) ...............       103         --         --           149.00              --               --
AXA Premier VIP Technology (t) ..................        24         --         --           184.01              --               --
Dreyfus IP Small Cap Stock Index ................   343,123    429,609    535,123   17.01 to 17.47  14.87 to 15.32   13.87 to 14.34
Dreyfus Stock Index Fund, Inc. .................. 5,170,800  4,991,017  5,287,785   10.08 to 17.12   8.79 to 14.82    8.46 to 14.16
Dreyfus VIF Appreciation ........................    58,690     69,510    156,178            17.12           14.70            14.08
Dreyfus VIF Small Company Stock .................   121,114    193,435    210,630            16.44           14.82            14.69
EQ/AllianceBernstein Common Stock (t) ...........       594         --         --           111.99              --               --
EQ/AllianceBernstein Growth and Income (t) ......       100         --         --           160.97              --               --
EQ/AllianceBernstein International (r) (t) ......   434,580         --         --            14.96              --               --
EQ/AllianceBernstein Large Cap Growth (t) .......        21         --         --            77.95              --               --
EQ/AllianceBernstein Quality Bond (t) ...........        25         --         --           146.64              --               --
EQ/AllianceBernstein Small Cap Growth (t) .......        50         --         --           176.25              --               --
EQ/AllianceBernstein Value (t) ..................       616         --         --           157.30              --               --
EQ/Ariel Apreciation II (t) .....................         2         --         --           115.56              --               --
EQ/Bond Index ...................................   451,053    524,306    881,866   15.06 to 16.92  14.50 to 16.41   14.37 to 16.39
EQ/Boston Advisors Equity Income (a) ............   816,030    793,136    640,936  13.66 to 132.07  11.86 to 13.80   11.25 to 13.04
EQ/Calvert Socially Responsible (b) (c) (i) .....   221,898     25,267         --    8.82 to 99.90           10.43               --
EQ/Capital Guardian Growth (t) ..................       236         --         --            83.22              --               --
EQ/Capital Guardian International (t) ...........        15         --         --           148.97              --               --
EQ/Capital Guardian Research (b) (d) ............   180,664    186,997         --  11.60 to 146.37           10.39               --
EQ/Capital Guardian U.S. Equity (t) .............         4         --         --           139.41              --               --
EQ/Caywood-Scholl High Yield Bond ...............   660,054    771,737    908,434   17.72 to 22.06  16.42 to 20.58   15.98 to 20.19
EQ/Enterprise Moderate Allocation (e) ........... 4,911,337  5,284,500  5,509,579   13.30 to 24.20  12.07 to 22.13   11.48 to 21.20
EQ/Equity 500 Index (t) .........................       330         --         --           110.89              --               --
EQ/Evergreen International Bond (t) .............        96         --         --           101.15              --               --
EQ/Evergreen Omega (t) ..........................         1         --         --            97.08              --               --
EQ/FI Mid Cap (n) (t) ...........................   172,176         --         --  15.84 to 140.14              --               --
EQ/FI Mid Cap Value (t) .........................       162         --         --           200.16              --               --
EQ/GAMCO Mergers and Acquisitions ...............       167         --         --           118.92              --               --
EQ/GAMCO Small Company Value .................... 2,561,256  2,734,826  2,843,564   30.90 to 46.68  26.00 to 39.58   24.92 to 38.22
EQ/Government Securities ........................   905,605  1,047,706  1,092,052   14.39 to 15.93   13.88 to15.49   13.70 to 15.41
EQ/International Growth ......................... 1,270,605  1,214,713  1,215,729   13.97 to 20.17  11.12 to 16.17    9.84 to 14.42
EQ/JPMorgan Core Bond (o) (t) ................... 1,045,020         --         --  13.51 to 124.29              --               --
EQ/JPMorgan Value Opportunities (t) .............        15         --         --           183.24              --               --


                                                           At December 31,
                                                  ---------------------------------
                                                              Net Assets
                                                               (000's)+
                                                  ---------------------------------
                                                       2006       2005       2004
                                                  ------------ ---------- ---------
AIM V.I. Basic Value ............................   $790       $537       $327
AIM V.I. Financial Services .....................      365        321        275
AIM V.I. Global Health Care .....................      725        686        540
AIM V.I. Mid Cap Core Equity ....................      387        352        154
AIM V.I. Technology .............................      175        166        100
Alger American Balanced .........................    3,287      3,860      2,691
Alger American MidCap Growth ....................    8,819      9,965     10,450
AXA Aggressive Allocation (t) ...................      242         --         --
AXA Conservative Allocation (t) .................        1         --         --
AXA Conservative-Plus Allocation (t) ............        7         --         --
AXA Moderate Allocation (t) .....................      244         --         --
AXA Moderate-Plus Allocation (t) ................      610         --         --
AXA Premier VIP Aggressive Equity (t) ...........        7         --         --
AXA Premier VIP Core Bond (t) ...................       22         --         --
AXA Premier VIP Health Care (t) .................        1         --         --
AXA Premier VIP High Yield (k) (t) ..............    1,455         --         --
AXA Premier VIP International Equity (t) ........        8         --         --
AXA Premier VIP Large Cap Core Equity (t) .......        4         --         --
AXA Premier VIP Large Cap Growth (t) ............        8         --         --
AXA Premier VIP Lagre Cap Value (t) .............       39         --         --
AXA Premier VIP Mid Cap Growth (t) ..............        5         --         --
AXA Premier VIP Mid Cap Value (t) ...............       15         --         --
AXA Premier VIP Technology (t) ..................        4         --         --
Dreyfus IP Small Cap Stock Index ................    5,861      6,410      7,437
Dreyfus Stock Index Fund, Inc. ..................   77,325     63,901     65,313
Dreyfus VIF Appreciation ........................    1,004      1,021      2,199
Dreyfus VIF Small Company Stock .................    1,992      2,867      3,093
EQ/AllianceBernstein Common Stock (t) ...........       46         --         --
EQ/AllianceBernstein Growth and Income (t) ......       16         --         --
EQ/AllianceBernstein International (r) (t) ......    6,526         --         --
EQ/AllianceBernstein Large Cap Growth (t) .......        2         --         --
EQ/AllianceBernstein Quality Bond (t) ...........        4         --         --
EQ/AllianceBernstein Small Cap Growth (t) .......        9         --         --
EQ/AllianceBernstein Value (t) ..................       97         --         --
EQ/Ariel Apreciation II (t) .....................        0         --         --
EQ/Bond Index ...................................    6,789      7,601     12,739
EQ/Boston Advisors Equity Income (a) ............   12,264     10,258      8,021
EQ/Calvert Socially Responsible (b) (c) (i) .....    1,869        264         --
EQ/Capital Guardian Growth (t) ..................       19         --         --
EQ/Capital Guardian International (t) ...........        2         --         --
EQ/Capital Guardian Research (b) (d) ............    2,098      1,965         --
EQ/Capital Guardian U.S. Equity (t) .............        1         --         --
EQ/Caywood-Scholl High Yield Bond ...............   12,329     13,373     15,317
EQ/Enterprise Moderate Allocation (e) ...........   98,759     97,622     98,455
EQ/Equity Index 500 (t) .........................       16         --         --
EQ/Evergreen International Bond (t) .............       10         --         --
EQ/Evergreen Omega (t) ..........................        0         --         --
EQ/FI Mid Cap (n) (t) ...........................    2,867         --         --
EQ/FI Mid Cap Value (t) .........................       32         --         --
EQ/GAMCO Mergers and Acquisitions ...............       20         --         --
EQ/GAMCO Small Company Value ....................   83,200     76,140     77,649
EQ/Government Securities ........................   12,232     13,837     14,401
EQ/International Growth .........................   21,606     16,641     14,930
EQ/JPMorgan Core Bond (o) (t) ...................   14,462         --         --
EQ/JPMorgan Value Opportunities (t) .............        3         --         --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                                      At December 31,
                                                  ----------------------------------------------------------------------------------
                                                                 Units                                   Unit Value
                                                              Outstanding                            Lowest to Highest
                                                  -------------------------------- -------------------------------------------------
                                                      2006       2005       2004          2006            2005             2004
                                                  ---------- ---------- ---------- --------------- ---------------- ----------------
EQ/Janus Large Cap Growth (t) ...................         7         --         --            69.36              --               --
EQ/Legg Mason Value Equity (t) ..................        88         --         --           114.04              --               --
EQ/Long Term Bond ...............................   637,727    677,355  1,003,294   16.95 to 21.56  16.60 to 21.28   16.11 to 20.81
EQ/Lord Abbett Growth and Income (l) (t) ........   494,366         --         --  14.11 to 125.34              --               --
EQ/Lord Abbett Large Cap Core (t) ...............        13         --         --           120.09              --               --
EQ/Lord Abbett Mid Cap Value (m) (t) ............   937,433         --         --  15.59 to 126.46              --               --
EQ/Marsico Focus (b) (f) ........................ 1,050,337  1,088,339         --  11.51 to 164.80  10.60 to 10.62     --
EQ/Mercury Basic Value Equity (t) ...............        50         --         --           275.76              --               --
EQ/Mercury International Value (j) (t) ..........   631,868         --         --            17.89              --               --
EQ/MFS Emerging Growth Companies (t) ............        34         --         --           172.08              --               --
EQ/MFS Investors Trust (t) ......................         6         --         --           112.28              --               --
EQ/Money Market (b) (g) (q) (t) ................. 5,079,812  3,862,670         --   10.48 to 10.59  10.09 to 10.11     --
EQ/Montag & Caldwell Growth (h) ................. 5,252,258  5,534,304  5,380,978     8.44 to 8.83    7.88 to 8.19     7.53 to 7.76
EQ/PIMCO Real Return ............................   673,529  1,398,700  2,719,913   11.68 to 11.78  11.67 to 11.73   11.62 to 11.64
EQ/Short Duration Bond (p) (t) ..................   211,419     19,264     11,608   10.61 to 14.02           10.25            10.14
EQ/Small Cap Value (t) ..........................        16         --         --           229.95              --               --
EQ/Small Company Growth ......................... 1,096,115  1,135,402  1,115,750   12.18 to 13.21  11.13 to 11.98   10.42 to 11.14
EQ/Small Company Index (t) ......................       193         --         --           174.25              --               --
EQ/TCW Equity ................................... 3,151,474  3,551,201  3,655,546   12.96 to 22.44  13.49 to 23.54   12.98 to 22.82
EQ/UBS Growth and Income ........................ 1,671,667  1,750,657  1,719,600  11.06 to 136.33   9.76 to 12.50    9.03 to 11.51
EQ/Van Kampen Comstock (t) ......................        56         --         --           121.96              --               --
EQ/Van Kampen Emerging Markets Equity (s) (t) ...    43,675         --         --  27.78 to 214.07              --               --
EQ/Van Kampen Mid Cap Growth (t) ................        11         --         --           136.41              --               --
EQ/Wells Fargo Montgomery Small Cap (t) .........       131         --         --           146.10              --               --
Fidelity VIP Asset Manager ......................    12,798     15,149    423,053            11.89           11.08            10.65
Fidelity VIP Contrafund ......................... 2,328,768  2,355,687  1,993,257   13.82 to 15.27  12.48 to 13.67   10.76 to 11.69
Fidelity VIP Growth ............................. 1,501,548  1,679,319  2,471,765     7.21 to 9.32    6.81 to 8.72     6.49 to 8.24
Fidelity VIP Growth and Income ..................    97,655    110,223    926,910            11.73           10.36             9.63
Fidelity VIP Growth Opportunities ...............   220,201    247,950    266,994    8.85 to 10.96   8.40 to 10.49    7.71 to 9.70
Franklin Income Securities ......................    91,299     81,801     28,819            15.24           12.93            12.77
Franklin Rising Dividends Securities ............    40,481     31,384     19,473            15.09           12.93            12.55
Franklin Zero Coupon 2010 .......................     9,020      7,726      3,856            10.98           10.76            10.66
Janus Aspen Series Balanced .....................   645,782    654,547    618,943   12.96 to 13.38  11.79 to 12.13   11.01 to 11.28
Janus Aspen Series International Growth .........   651,565    625,261    430,237   18.23 to 24.33  12.40 to 16.65   9.37 to 12.67
Janus Aspen Series Flexible Bond ................   590,967    637,680    472,696   12.49 to 14.88  12.05 to 14.28   11.89 to 14.00
Janus Aspen Series Forty ........................ 2,127,930  2,185,203  1,556,906     9.06 to 9.43    8.35 to 8.62     7.45 to 7.64
Janus Aspen Series Mid Cap Growth ............... 2,083,663  2,224,752  2,014,622    6.98 to 11.35   6.15 to 10.07    5.47 to 9.03
Janus Aspen Series Mid Cap Value ................   153,489    170,022    158,728            14.93           12.98            11.80
Janus Aspen Series Worldwide Growth ............. 1,740,735  1,851,821  2,478,108     7.22 to 9.13    6.15 to 7.72     5.85 to 7.29
MFS(R) Mid Cap Growth ...........................   112,007    109,720     95,199            10.65           10.42            10.14
MFS(R) New Discovery ............................    80,187     95,636    186,643   12.45 to 13.54  11.04 to 11.96   10.52 to 11.36
MFS(R) Total Return .............................   363,355    359,072    370,807   13.81 to 14.02  12.38 to 12.53   12.09 to 12.19
MFS(R) Utilities ................................    80,528     68,386     42,638   22.34 to 24.77  17.08 to 18.87   14.67 to 16.15
Morgan Stanley UIF Core Plus Fixed Income .......   941,192  1,047,468    455,247            15.45           14.89           14.29
Morgan Stanley UIF Emerging Markets Debt ........    25,575     27,550     29,344            18.05           16.29           14.51
Morgan Stanley UIF Equity Growth ................    13,390     40,380     30,654             9.40            9.03            7.80
Morgan Stanley UIF Value ........................   712,711    828,996    195,886            18.52           15.85           15.16
Old Mutual Select Value .........................    95,423     87,721     77,134            12.61           10.06            9.66
Oppenheimer Global Securities ...................    94,092     77,121     44,146            20.01           17.11           15.05
Oppenheimer Main Street(R) ......................    44,174     39,930     26,798            14.98           13.10           12.43
PIMCO Global Bond (Unhedged) ....................   173,114    158,504    144,303            14.65           14.05           15.10
PIMCO StocksPLUS Growth and Income ..............   311,144    295,358    252,393            14.47           12.65           12.27
T. Rowe Price Equity Income ..................... 1,429,156  1,837,906  3,324,758            18.75           15.76           15.17
T. Rowe Price New America Growth ................   607,069    635,903     52,660            12.04           11.22           10.74
T. Rowe Price Personal Strategy Balanced ........   152,960    177,937    135,955            17.95           16.05           15.08


                                                           At December 31,
                                                     --------------------------
                                                            Net Assets
                                                              (000's)+
                                                     --------------------------
                                                       2006     2005     2004
                                                     -------- -------- -------
EQ/Janus Large Cap Growth (t) .....................       0       --       --
EQ/Legg Mason Value Equity (t) ....................      10       --       --
EQ/Long Term Bond .................................  10,331   10,858   15,886
EQ/Lord Abbett Growth and Income (l) (t) ..........   7,381       --       --
EQ/Lord Abbett Large Cap Core (t) .................       2       --       --
EQ/Lord Abbett Mid Cap Value (m) (t) ..............  15,527       --       --
EQ/Marsico Focus (b) (f) ..........................  12,186   11,550       --
EQ/Mercury Basic Value Equity (t) .................      14       --       --
EQ/Mercury International Value (j) (t) ............  11,357       --       --
EQ/MFS Emerging Growth Companies (t) ..............       6       --       --
EQ/MFS Investors Trust (t) ........................       1       --       --
EQ/Money Market (b) (g) (q) (t) ...................  54,255   39,050       --
EQ/Montag & Caldwell Growth (h) ...................  55,109   53,947   48,368
EQ/PIMCO Real Return ..............................   7,933   16,406   31,671
EQ/Short Duration Bond (p) (t) ....................   2,914      197      118
EQ/Small Cap Value (t) ............................       4       --       --
EQ/Small Company Growth ...........................  17,426   16,375   15,085
EQ/Small Company Index (t) ........................      33       --       --
EQ/TCW Equity .....................................  52,829   61,940   62,403
EQ/UBS Growth and Income ..........................  22,392   20,591   18,615
EQ/Van Kampen Comstock (t) ........................       7       --       --
EQ/Van Kampen Emerging Markets Equity (s) (t) .....   1,345       --       --
EQ/Van Kampen Mid Cap Growth (t) ..................       1       --       --
EQ/Wells Fargo Montgomery Small Cap (t) ...........      10       --       --
Fidelity VIP Asset Manager ........................     152      168    4,506
Fidelity VIP Contrafund ...........................  35,263   32,046   23,289
Fidelity VIP Growth ...............................  12,885   13,539   19,365
Fidelity VIP Growth and Income ....................   1,145    1,142    8,922
Fidelity VIP Growth Opportunities .................   1,949    2,087    2,116
Franklin Income Securities ........................   1,391    1,058      368
Franklin Rising Dividends Securities ..............     611      406      244
Franklin Zero Coupon 2010 .........................      99       83       41
Janus Aspen Series Balanced .......................   8,588    7,894    6,949
Janus Aspen Series International Growth ...........  13,185    8,559    4,517
Janus Aspen Series Flexible Bond ..................   8,606    8,943    6,496
Janus Aspen Series Forty ..........................  22,225   20,817   13,575
Janus Aspen Series Mid Cap Growth .................  16,816   15,749   12,850
Janus Aspen Series Mid Cap Value ..................   2,291    2,207    1,873
Janus Aspen Series Worldwide Growth ...............  15,712   14,127   17,958
MFS(R) Mid Cap Growth .............................   1,192    1,143      965
MFS(R) New Discovery ..............................   1,038    1,104    2,085
MFS(R) Total Return ...............................   5,113    4,522    4,545
MFS(R) Utilities ..................................   1,913    1,237      660
Morgan Stanley UIF Core Plus Fixed Income .........  14,540   15,599    6,506
Morgan Stanley UIF Emerging Markets Debt ..........     462      449      426
Morgan Stanley UIF Equity Growth ..................     126      365      239
Morgan Stanley UIF Value ..........................  13,202   13,137    2,969
Old Mutual Select Value ...........................   1,202      882      745
Oppenheimer Global Securities .....................   1,882    1,319      664
Oppenheimer Main Street(R) ........................     662      523      333
PIMCO Global Bond (Unhedged) ......................   2,495    2,189    2,138
PIMCO StocksPLUS Growth and Income ................   4,430    3,676    3,047
T. Rowe Price Equity Income .......................  26,799   28,969   50,427
T. Rowe Price New America Growth ..................   7,308    7,132      565
T. Rowe Price Personal Strategy Balanced ..........   2,745    2,855    2,050

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                             At December 31,
                                             --------------------------------------------------------------------------------
                                                         Units                                 Unit Value
                                                      Outstanding                          Lowest to Highest
                                             ----------------------------- --------------------------------------------------
                                                2006      2005      2004         2006             2005             2004
                                             --------- --------- --------- ---------------- ---------------- ----------------
Van Eck Worldwide Bond .....................  18,401    40,113    33,995   16.04            15.07            15.54
Van Eck Worldwide Emerging Markets ......... 268,288   297,777    77,227   18.40            13.19             9.99
Van Eck Worldwide Hard Assets ..............  43,644    78,517    43,129   32.91            26.44            17.43
Van Kampen UIF Global Value Equity ......... 113,258   115,994    99,064   14.86 to 17.92   12.26 to 13.01   11.58 to 12.34
Van Kampen UIF U.S. Real Estate ............ 355,207   329,316   388,638   27.06 to 27.71   19.67 to 20.17   16.87 to 17.15


                                                 At December 31,
                                             -----------------------
                                                   Net Assets
                                                    (000's)+
                                             -----------------------
                                               2006     2005   2004
                                             -------- ------- ------
Van Eck Worldwide Bond .....................    295     604     528
Van Eck Worldwide Emerging Markets .........  4,936   3,927     772
Van Eck Worldwide Hard Assets ..............  1,437   2,076     752
Van Kampen UIF Global Value Equity .........  1,719   1,452   1,172
Van Kampen UIF U.S. Real Estate ............ 10,127   6,820   6,810

-----------------------------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b)   Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Income and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)   EQ/Money Market was substituted EQ/MONY Money Market on
      September 9, 2005.
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/Mercury International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JP Morgan Bond was substituted PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited Term Bond on November 3, 2006. (See Note 5)
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(r) EQ/AllainceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t)   Units were made available for sale on September 8, 2006.
+ Net Asset amounts less than $500 in value are rounded to $0 for presentation purposes.


                                                                         For the period ending December 31,
                                                    -----------------------------------------------------------------------------
                                                               Investment                          Expense Ratio**
                                                                 Income                               Lowest to
                                                                 Ratio*                                Highest
                                                    -------------------------------- --------------------------------------------
                                                       2006       2005       2004         2006           2005           2004
                                                    ---------- ---------- ---------- -------------- -------------- --------------
AIM V.I. Basic Value ..............................    0.45%     0.11%      0.00%             0.35%          0.35%          0.35%
AIM V.I. Financial Services .......................    1.66      1.49       0.84      0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
AIM V.I. Global Health Care .......................    0.00      0.00       0.00      0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
AIM V.I. Mid Cap Core Equity ......................    0.99      0.67       0.28              0.35          0.35            0.35
AIM V.I. Technology ...............................    0.00      0.00       0.00      0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Alger American Balanced ...........................    1.59      1.77       1.50      0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
Alger American MidCap Growth ......................    0.00      0.00       0.00      0.00 to 0.35   0.00 to 0.35   0.00 to 0.35
AXA Aggressive Allocation (t) .....................    8.78        --         --              0.00             --             --
AXA Conservative Allocation (t) ...................    1.19        --         --              0.00             --             --
AXA Conservative-Plus Allocation (t) ..............   17.16        --         --              0.00             --             --
AXA Moderate Allocation (t) .......................   10.12        --         --              0.00             --             --
AXA Moderate-Plus Allocation (t) ..................    9.44        --         --              0.00             --             --
AXA Premier VIP Aggressive Equity (t) .............    0.00        --         --              0.00             --             --
AXA Premier VIP Core Bond (t) .....................    0.77        --         --              0.00             --             --
AXA Premier VIP Health Care (t) ...................    0.00        --         --              0.00             --             --
AXA Premier VIP High Yield (k) (t) ................    7.15        --         --      0.00 to 0.35             --             --
AXA Premier VIP International Equity (t) ..........    1.22        --         --              0.00             --             --
AXA Premier VIP Large Cap Core Equity (t) .........    1.01        --         --              0.00             --             --
AXA Premier VIP Large Cap Growth (t) ..............    0.00        --         --              0.00             --             --
AXA Premier VIP Large Cap Value (t) ...............    1.39        --         --              0.00             --             --


                                                           For the period ending December 31,
                                                    -------------------------------------------------
                                                                     Total Return***
                                                                        Lowest to
                                                                         Highest
                                                    -------------------------------------------------
                                                          2006            2005             2004
                                                    ---------------- -------------- -----------------
AIM V.I. Basic Value ..............................          12.85%         5.35%           10.71%
AIM V.I. Financial Services ....................... 16.07 to 16.39  5.49 to 5.93     8.34 to 8.68
AIM V.I. Global Health Care .......................   4.85 to 5.21  7.75 to 8.21     7.15 to 7.54
AIM V.I. Mid Cap Core Equity ......................          10.86          7.27            13.39
AIM V.I. Technology ............................... 10.13 to 10.51  1.81 to 2.18     6.65 to 7.01
Alger American Balanced ...........................   4.38 to 4.74  8.04 to 8.39     4.19 to 4.57
Alger American MidCap Growth ......................  9.80 to 10.17  9.41 to 9.81   12.63 to 13.05
AXA Aggressive Allocation (t) .....................          11.05            --               --
AXA Conservative Allocation (t) ...................           3.91            --               --
AXA Conservative Plus Allocation (t) ..............           5.83            --               --
AXA Moderate Allocation (t) .......................           7.08            --               --
AXA Moderate Plus Allocation (t) ..................           8.97            --               --
AXA Premier VIP Aggressive Equity (t) .............          12.44            --               --
AXA Premier VIP Core Bond (t) .....................           1.70            --               --
AXA Premier VIP Health Care (t) ...................           3.82            --               --
AXA Premier VIP High Yield (k) (t) ................   1.56 to 4.67            --               --
AXA Premier VIP International Equity (t) ..........          12.41            --               --
AXA Premier VIP Large Cap Core Equity (t) .........          10.03            --               --
AXA Premier VIP Large Cap Growth (t) ..............           7.86            --               --
AXA Premier VIP Large Cap Value (t) ...............          10.80            --               --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                               For the period ending December 31,
                                                      ------------------------------------------------------------------------------
                                                               Investment                             Expense Ratio**
                                                                 Income                                  Lowest to
                                                                 Ratio*                                   Highest
                                                      ----------------------------- ------------------------------------------------
                                                         2006      2005      2004        2006            2005              2004
                                                      --------- --------- --------- -------------- ----------------  ---------------
AXA Premier VIP Mid Cap Growth (t) ..................   0.00        --         --           0.00             --                --
AXA Premier VIP Mid Cap Value (t) ...................   0.00        --         --           0.00             --                --
AXA Premier VIP Technology (t) ......................   0.00        --         --           0.00             --                --
Dreyfus IP Small Cap Stock Index ....................   0.41      0.00       0.42   0.00 to 0.35   0.00 to 0.35      0.00 to 0.35
Dreyfus Stock Index Fund, Inc. ......................   1.69      1.61       1.84   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
Dreyfus VIF Appreciation ............................   1.55      0.02       1.48           0.00           0.00              0.00
Dreyfus VIF Small Company Stock .....................   0.00      0.00       0.00           0.00           0.00              0.00
EQ/AllianceBernstein Common Stock (t) ...............   3.68        --         --           0.00             --                --
EQ/AllianceBernstein Growth & Income (t) ............   3.59        --         --           0.00             --                --
EQ/AllianceBernstein International (r) (t) ..........   1.32        --         --           0.00             --                --
EQ/AllianceBernstein Large Cap Growth (t) ...........   0.00        --         --           0.00             --                --
EQ/AllianceBernstein Quality Bond (t) ...............   1.30        --         --           0.00             --                --
EQ/AllianceBernstein Small Cap Growth (t) ...........   0.00        --         --           0.00             --                --
EQ/AllianceBernstein Value (t) ......................   4.36        --         --           0.00             --                --
EQ/Ariel Apreciation II (t) .........................   1.89        --         --           0.00             --                --
EQ/Bond Index .......................................   4.37      3.08       9.75   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/Boston Advisors Equity Income (a) ................   1.83      1.40       2.64   0.00 to 0.75   0.35 to 0.75      0.35 to 0.75
EQ/Calvert Socially Responsible (b) (c) (i) .........   0.00      0.00         --   0.00 to 0.75           0.35                --
EQ/Capital Guardian Growth (t) ......................   0.17        --         --           0.00             --                --
EQ/Capital Guardian International (t) ...............   2.89        --         --           0.00             --                --
EQ/Capital Guardian Research (b) (d) ................   0.83      0.70         --   0.00 to 0.60           0.60                --
EQ/Capital Guardian U.S. Equity (t) .................   2.21        --         --           0.00             --                --
EQ/Caywood-Scholl High Yield Bond ...................   5.43      5.30      12.01   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/Enterprise Moderate Allocation (e) ...............   2.80      2.82       2.86   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/Equity 500 Index (t) .............................   5.16        --         --           0.00             --                --
EQ/Evergreen International Bond (t) .................   0.20        --         --           0.00             --                --
EQ/Evergreen Omega (t) ..............................   0.00        --         --           0.00             --                --
EQ/FI Mid Cap (n) (t) ...............................   0.26        --         --   0.00 to 0.35             --                --
EQ/FI Mid Cap Value (t) .............................   0.92        --         --           0.00             --                --
EQ/GAMCO Mergers and Acquisitions ...................   8.41        --         --           0.00             --                --
EQ/GAMCO Small Company Value ........................   0.85      0.42       0.02   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/Government Securities ............................   4.48      3.61       6.00   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/International Growth .............................   0.80      1.51       1.18   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/JPMorgan Core Bond (o) (t) .......................   4.49        --         --   0.00 to 0.35             --                --
EQ/JPMorgan Value Opportunities (t) .................   7.22        --         --           0.00             --                --
EQ/Janus Large Cap Growth (t) .......................   0.00        --         --           0.00             --                --
EQ/Legg Mason Value Equity (t) ......................   0.00        --         --           0.00             --                --
EQ/Long Term Bond ...................................   4.11      1.46      10.57   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/Lord Abbett Growth and Income (l) (t) ............   0.79        --         --   0.00 to 0.35             --                --
EQ/Lord Abbett Large Cap Core (t) ...................   3.14        --         --           0.00             --                --
EQ/Lord Abbett Mid Cap Value (m) (t) ................   0.63        --         --   0.00 to 0.35             --                --
EQ/Marsico Focus (b) (f) ............................   0.16      0.00         --   0.00 to 0.75   0.35 to 0.75                --
EQ/Mercury Basic Value Equity (t) ...................   4.29        --         --           0.00             --                --
EQ/Mercury International Value (j) (t) ..............   1.62        --         --           0.00             --                --
EQ/MFS Emerging Growth Companies (t) ................   0.00        --         --           0.00             --                --
EQ/MFS Investors Trust (t) ..........................   4.18        --         --           0.00             --                --
EQ/Money Market (b) (g) (q) (t) .....................   4.61      1.12         --   0.00 to 0.75   0.00 to 0.75              0.00
EQ/Montag & Caldwell Growth (h) .....................   0.19      0.25       0.42   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/PIMCO Real Return ................................   2.85      1.59       2.16   0.00 to 0.35   0.00 to 0.35      0.00 to 0.35
EQ/Short Duration Bond (p) (t) ......................   3.70      1.32       3.49   0.00 to 0.35           0.35              0.35
EQ/Small Cap Value (t) ..............................   0.73        --         --           0.00             --                --
EQ/Small Company Growth .............................   0.00      0.13       0.00   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75
EQ/Small Company Index (t) ..........................   2.35        --         --           0.00             --                --
EQ/TCW Equity .......................................   0.00      0.00       0.00   0.00 to 0.75   0.00 to 0.75      0.00 to 0.75


                                                                   For the period ending December 31,
                                                      -------------------------------------------------------
                                                                         Total Return***
                                                                          Lowest to
                                                                           Highest
                                                       ------------------------------------------------------
                                                              2006              2005              2004
                                                       ------------------ ---------------- ------------------
AXA Premier VIP Mid Cap Growth (t) ..................           10.73                --                 --
AXA Premier VIP Mid Cap Value (t) ...................            8.68                --                 --
AXA Premier VIP Technology (t) ......................           11.02                --                 --
Dreyfus IP Small Cap Stock Index ....................  14.03 to 14.39      6.83 to 7.21     21.42 to 21.88
Dreyfus Stock Index Fund, Inc. ......................  14.68 to 15.52      3.90 to 4.66      9.87 to 10.63
Dreyfus VIF Appreciation ............................           16.46              4.40               5.07
Dreyfus VIF Small Company Stock .....................           10.93              0.88              18.56
EQ/AllianceBernstein Common Stock (t) ...............           11.21                --                 --
EQ/AllianceBernstein Growth & Income (t) ............           11.73                --                 --
EQ/AllianceBernstein International (r) (t) ..........            5.72                --                 --
EQ/AllianceBernstein Large Cap Growth (t) ...........            7.80                --                 --
EQ/AllianceBernstein Quality Bond (t) ...............            1.89                --                 --
EQ/AllianceBernstein Small Cap Growth (t) ...........           11.71                --                 --
EQ/AllianceBernstein Value (t) ......................           10.86                --                 --
EQ/Ariel Apreciation II (t) .........................           11.75                --                 --
EQ/Bond Index .......................................    3.11 to 3.86      0.12 to 0.90       0.86 to 1.63
EQ/Boston Advisors Equity Income (a) ................   9.94 to 15.18      5.42 to 5.83     16.94 to 17.48
EQ/Calvert Socially Responsible (b) (c) (i) .........    1.18 to 8.08              3.27                 --
EQ/Capital Guardian Growth (t) ......................            7.63                --                 --
EQ/Capital Guardian International (t) ...............           10.30                --                 --
EQ/Capital Guardian Research (b) (d) ................   7.07 to 11.65              1.86                 --
EQ/Capital Guardian U.S. Equity (t) .................            6.71                --                 --
EQ/Caywood-Scholl High Yield Bond ...................    7.19 to 7.92      1.93 to 2.75       8.90 to 9.68
EQ/Enterprise Moderate Allocation (e) ...............   9.35 to 10.19      4.39 to 5.14       7.72 to 8.61
EQ/Equity 500 Index (t) .............................            9.60                --                 --
EQ/Evergreen International Bond (t) .................            2.59                --                 --
EQ/Evergreen Omega (t) ..............................           10.49                --                 --
EQ/FI Mid Cap (n) (t) ...............................   2.79 to 12.72                --                 --
EQ/FI Mid Cap Value (t) .............................            9.59                --                 --
EQ/GAMCO Mergers and Acquisitions ...................            5.46                --                 --
EQ/GAMCO Small Company Value ........................  17.94 to 18.85      3.56 to 4.33     20.00 to 20.91
EQ/Government Securities ............................    2.84 to 3.67      0.52 to 1.31       0.59 to 1.33
EQ/International Growth .............................  24.74 to 25.63    12.14 to 13.01       4.49 to 5.24
EQ/JPMorgan Core Bond (o) (t) .......................    0.30 to 2.04                --                 --
EQ/JPMorgan Value Opportunities (t) .................           11.15                --                 --
EQ/Janus Large Cap Growth (t) .......................            6.48                --                 --
EQ/Legg Mason Value Equity (t) ......................           13.62                --                 --
EQ/Long Term Bond ...................................    1.32 to 2.11      2.26 to 3.04       7.16 to 7.90
EQ/Lord Abbett Growth and Income (l) (t) ............    3.22 to 7.23                --                 --
EQ/Lord Abbett Large Cap Core (t) ...................            6.46                --                 --
EQ/Lord Abbett Mid Cap Value (m) (t) ................   2.30 to 11.55                --                 --
EQ/Marsico Focus (b) (f) ............................   8.58 to 11.77      5.05 to 5.25                 --
EQ/Mercury Basic Value Equity (t) ...................           11.58                --                 --
EQ/Mercury International Value (j) (t) ..............            4.01                --                 --
EQ/MFS Emerging Growth Companies (t) ................           10.74                --                 --
EQ/MFS Investors Trust (t) ..........................            8.69                --                 --
EQ/Money Market (b) (g) (q) (t) .....................    3.87 to 4.75      0.90 to 1.00                 --
EQ/Montag & Caldwell Growth (h) .....................    7.11 to 7.81      4.65 to 5.54       3.29 to 4.02
EQ/PIMCO Real Return ................................    0.09 to 0.43      0.43 to 0.77       4.40 to 4.77
EQ/Short Duration Bond (p) (t) ......................    0.50 to 3.51              1.08               1.30
EQ/Small Cap Value (t) ..............................           12.19                --                 --
EQ/Small Company Growth .............................   9.43 to 10.27      6.81 to 7.54     11.56 to 12.53
EQ/Small Company Index (t) ..........................           11.59                --                 --
EQ/TCW Equity ....................................... (4.67) to (3.93)     3.16 to 3.93     12.69 to 13.46

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                            For the period ending December 31,
                                                      ------------------------------------------------------------------------------
                                                               Investment                    Expense Ratio**
                                                                 Income                         Lowest to
                                                                 Ratio*                          Highest
                                                      ----------------------------- ------------------------------------------------
                                                         2006      2005      2004         2006             2005            2004
                                                      --------- --------- --------- ---------------- --------------  ---------------
EQ/UBS Growth and Income ............................ 0.76      0.70      1.74      0.00 to 0.75     0.35 to 0.75    0.35 to 0.75
EQ/Van Kampen Comstock (t) .......................... 3.89       --        --       0.00              --              --
EQ/Van Kampen Emerging Markets Equity (s) (t) ....... 0.59       --        --       0.00 to 0.35      --              --
EQ/Van Kampen Mid Cap Growth (t) .................... 0.22       --        --       0.00              --              --
EQ/Wells Fargo Montgomery Small Cap (t) ............. 0.00       --        --       0.00              --              --
Fidelity VIP Asset Manager .......................... 3.00      3.33      3.39      0.00             0.00            0.00
Fidelity VIP Contrafund ............................. 1.22      0.20      0.42      0.00 to 0.75     0.00 to 0.75    0.00 to 0.75
Fidelity VIP Growth ................................. 0.32      0.49      0.21      0.00 to 0.75     0.00 to 0.75    0.00 to 0.75
Fidelity VIP Growth and Income ...................... 0.92      1.76      0.94      0.00             0.00            0.00
Fidelity VIP Growth Opportunities ................... 0.62      0.87      0.44      0.00 to 0.75     0.00 to 0.75    0.00 to 0.75
Franklin Income Securities .......................... 3.58      3.94      3.02      0.35             0.35            0.35
Franklin Rising Dividends Securities ................ 1.11      0.89      0.60      0.35             0.35            0.35
Franklin Zero Coupon 2010 ........................... 3.70      4.13      4.30      0.35             0.35            0.35
Janus Aspen Series Balanced ......................... 2.18      2.35      2.36      0.35 to 0.75     0.35 to 0.75    0.35 to 0.75
Janus Aspen Series International Growth ............. 1.98      1.22      0.95      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35
Janus Aspen Series Flexible Bond .................... 4.76      6.09      5.98      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35
Janus Aspen Series Forty ............................ 0.34      0.22      0.24      0.00 to 0.75     0.00 to 0.75    0.00 to 0.75
Janus Aspen Series Mid Cap Growth ................... 0.00      0.00      0.00      0.00 to 0.75     0.00 to 0.75    0.00 to 0.75
Janus Aspen Series Mid Cap Value .................... 1.00      7.08      2.85      0.00             0.00            0.00
Janus Aspen Series Worldwide Growth ................. 1.77      1.32      1.03      0.00 to 0.75     0.00 to 0.75    0.00 to 0.75
MFS(R) Mid Cap Growth ............................... 0.00      0.00      0.00      0.35             0.35            0.35
MFS(R) New Discovery ................................ 0.00      0.00      0.00      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35
MFS(R) Total Return ................................. 2.14      1.96      1.56      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35
MFS(R) Utilities .................................... 1.94      0.55      1.23      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35
Morgan Stanley UIF Core Plus Fixed Income ........... 4.25      5.33      3.66      0.00             0.00            0.00
Morgan Stanley UIF Emerging Markets Debt ............ 9.50      8.20      7.44      0.00             0.00            0.00
Morgan Stanley UIF Equity Growth .................... 0.00      0.48      0.16      0.00             0.00            0.00
Morgan Stanley UIF Value ............................ 1.72      0.80      0.98      0.00             0.00            0.00
Old Mutual Select Value ............................. 1.59      2.02      2.33      0.35             0.35            0.35
Oppenheimer Global Securities ....................... 0.80      0.68      0.68      0.35             0.35            0.35
Oppenheimer Main Street(R) .......................... 0.92      1.03      0.37      0.35             0.35            0.35
PIMCO Global Bond (Unhedged) ........................ 3.33      2.52      1.87      0.35             0.35            0.35
PIMCO StocksPLUS Growth and Income .................. 5.08      2.46      1.83      0.35             0.35            0.35
T. Rowe Price Equity Income ......................... 1.55      1.39      1.59      0.00             0.00            0.00
T. Rowe Price New America Growth .................... 0.05      0.00      0.06      0.00             0.00            0.00
T. Rowe Price Personal Strategy Balanced ............ 2.09      1.86      2.11      0.00             0.00            0.00
Van Eck Worldwide Bond .............................. 8.12      5.22      3.30      0.00             0.00            0.00
Van Eck Worldwide Emerging Markets .................. 0.58      0.28      0.35      0.00             0.00            0.00
Van Eck Worldwide Hard Assets ....................... 0.06      0.23      0.07      0.00             0.00            0.00
Van Kampen UIF Global Value Equity .................. 1.54      1.02      0.80      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35
Van Kampen UIF U.S. Real Estate ..................... 1.12      1.35      1.67      0.00 to 0.35     0.00 to 0.35    0.00 to 0.35


                                                                For the period ending December 31,
                                                      ------------------------------------------------------
                                                                         Total Return***
                                                                           Lowest to
                                                                            Highest
                                                      ------------------------------------------------------
                                                               2006              2005              2004
                                                      ------------------ ---------------- ------------------
EQ/UBS Growth and Income ............................   10.34 to 13.32      8.08 to 8.60     12.45 to 12.95
EQ/Van Kampen Comstock (t) ..........................             8.69                --                 --
EQ/Van Kampen Emerging Markets Equity (s) (t) .......    9.41 to 20.51                --                 --
EQ/Van Kampen Mid Cap Growth (t) ....................            12.74                --                 --
EQ/Wells Fargo Montgomery Small Cap (t) .............            13.80                --                 --
Fidelity VIP Asset Manager ..........................             7.31              4.04               5.45
Fidelity VIP Contrafund .............................   10.74 to 11.70    15.99 to 16.94     14.47 to 15.51
Fidelity VIP Growth .................................     5.87 to 6.88      4.93 to 5.83       2.53 to 3.39
Fidelity VIP Growth and Income ......................            13.22              7.58               5.82
Fidelity VIP Growth Opportunities ...................     4.48 to 5.36      8.14 to 8.95       6.24 to 7.23
Franklin Income Securities ..........................            17.87              1.25              13.41
Franklin Rising Dividends Securities ................            16.71              3.03              10.67
Franklin Zero Coupon 2010 ...........................             2.04              0.94               4.10
Janus Aspen Series Balanced .........................    9.92 to 10.31      7.08 to 7.54       7.73 to 8.15
Janus Aspen Series International Growth .............   46.13 to 47.02    31.41 to 32.34     18.30 to 18.91
Janus Aspen Series Flexible Bond ....................     3.65 to 4.20      1.35 to 2.00       3.30 to 3.93
Janus Aspen Series Forty ............................     8.50 to 9.40    12.08 to 12.83     17.32 to 18.27
Janus Aspen Series Mid Cap Growth ...................   12.71 to 13.50    11.52 to 12.43     19.76 to 20.75
Janus Aspen Series Mid Cap Value ....................            15.02             10.00              17.76
Janus Aspen Series Worldwide Growth .................   17.40 to 18.26      5.13 to 5.90       3.91 to 4.74
MFS(R) Mid Cap Growth ...............................             2.21      2.76 to 2.78              14.19
MFS(R) New Discovery ................................   12.77 to 13.21      4.94 to 5.28       6.16 to 6.57
MFS(R) Total Return .................................   11.55 to 11.89      2.40 to 2.79     10.92 to 11.32
MFS(R) Utilities ....................................   30.80 to 31.27    16.43 to 16.84     29.71 to 30.24
Morgan Stanley UIF Core Plus Fixed Income ...........             3.76              4.20               4.38
Morgan Stanley UIF Emerging Markets Debt ............            10.80             12.27              10.01
Morgan Stanley UIF Equity Growth ....................             4.10             15.77               7.73
Morgan Stanley UIF Value ............................            16.85              4.55              17.88
Old Mutual Select Value .............................            25.35              4.14               2.44
Oppenheimer Global Securities .......................            16.95             13.69              18.50
Oppenheimer Main Street(R) ..........................            14.35              5.39               8.75
PIMCO Global Bond (Unhedged) ........................             4.27             (6.95)             10.22
PIMCO StocksPLUS Growth and Income ..................            14.39              3.10              10.43
T. Rowe Price Equity Income .........................            18.97              3.89              14.92
T. Rowe Price New America Growth ....................             7.31              4.47              10.95
T. Rowe Price Personal Strategy Balanced ............            11.84              6.43              12.79
Van Eck Worldwide Bond ..............................             6.44             (3.02)              9.13
Van Eck Worldwide Emerging Markets ..................            39.50             32.03              25.82
Van Eck Worldwide Hard Assets .......................            24.47             51.69              23.97
Van Kampen UIF Global Value Equity ..................   20.75 to 21.21      5.43 to 5.87     13.21 to 13.53
Van Kampen UIF U.S. Real Estate .....................   37.57 to 38.07    16.60 to 17.03     35.94 to 36.44

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the Subaccount.
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Income and EQ/MONY Diversified on September 9, 2005.
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)  EQ/Money Market was substituted EQ/MONY Money Market on September 9, 2005.
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/Mercury International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k) AXA Premier VIP High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Bond was substituted PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited Term Bond on November 3, 2006. (See Note 5)
(q)  EQ/Money Market was substituted for T. Rowe Price Prime Reserve on
     November 3, 2006. (See Note 5)
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t)  Units were made available for sale on September 8, 2006.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                             At December 31, 2003
                                                                 ---------------------------------------------
                                                                                   Unit Value
                                                                     Units          Lowest to      Net Assets
                                                                  Outstanding        Highest         (000's)
                                                                 ------------- ------------------ ------------
AIM V.I. Basic Value Fund--Series I (2) ........................     6,699             $  11.48       $   77
AIM V.I. Financial Services Portfolio ..........................    18,331       11.18 to 11.63          207
AIM V.I. Health Sciences Portfolio .............................    34,790       10.35 to 10.48          360
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ................     2,230                11.28           25
AIM V.I. Telecommunications Portfolio ..........................     8,071                 8.27           67
Alger American Balanced Portfolio--Class O .....................   117,113       10.81 to 11.17        1,281
Alger American Mid Cap Growth Portfolio--Class O ...............   335,882       11.66 to 11.72        3,891
Dreyfus VIF Appreciation Portfolio--Initial Class ..............   184,652                13.40        2,475
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ..........................................................   137,572                12.39        1,705
Dreyfus Stock Index Portfolio--Initial Class ................... 5,001,432        7.70 to 12.80       56,019
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ..........................................................   578,422                11.38        6,585
EQ/Enterprise Equity Portfolio ................................. 3,471,131       11.44 to 20.25       53,938
EQ/Enterprise Equity Income Portfolio ..........................   483,918        9.62 to 10.58        5,196
EQ/Enterprise Growth & Income Portfolio ........................ 1,650,380         8.03 to 9.63       15,792
EQ/Enterprise Growth Portfolio (1) ............................. 5,141,422         7.29 to 7.46       44,320
EQ/Enterprise High-Yield Portfolio .............................   824,954       14.57 to 18.54       12,821
EQ/Enterprise International Growth Portfolio (1a) .............. 1,217,982        9.35 to 13.80       14,420
EQ/Enterprise Managed Portfolio (1b) ........................... 5,582,384       10.57 to 19.68       93,884
EQ/Enterprise Short Duration Bond Portfolio (2) ................     1,631                10.01           16
EQ/Enterprise Small Company Growth Portfolio ................... 1,028,975         9.34 to 9.90       12,486
EQ/Enterprise Small Company Value Portfolio .................... 2,626,059       20.61 to 31.85       61,739
EQ/Enterprise Total Return Portfolio ........................... 2,465,907       11.11 to 11.23       27,407
EQ/MONY Government Securities Portfolio ........................ 1,017,068       13.52 to 15.32       13,325
EQ/MONY Intermediate Term Bond Portfolio .......................   905,065       14.14 to 16.25       12,885
EQ/MONY Long Term Bond Portfolio ............................... 1,050,699       14.93 to 19.42       15,597
Fidelity VIP Growth Portfolio .................................. 2,446,972         6.33 to 7.97       18,576
Fidelity VIP II Asset Manager Portfolio--Initial Class .........   501,397                10.10        5,064
Fidelity VIP II ContraFund Portfolio ........................... 2,072,043        9.40 to 10.12       21,055
Fidelity VIP III Growth Opportunities Portfolio ................   226,164         7.17 to 9.13        1,660
Fidelity VIP III Growth & Income Portfolio ..................... 1,055,112                 9.10        9,600
Franklin Income Securities Fund--Class 2 (2) ...................     6,209                11.26           70
Franklin Rising Dividends Securities Fund--Class 2 (2)               3,284                11.34           37
Franklin Zero Coupon 2010 Fund--Class 2 (4) ....................     1,165                10.24           12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class ................................. 1,846,474         4.53 to 7.54        9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .................................   587,636       10.22 to 10.24        6,102
Janus Aspen Series Capital Appreciation Portfolio .............. 1,583,967        6.35 to 10.68       11,566
Janus Aspen Series Flexible Income
Portfolio ......................................................   482,552       11.50 to 13.47        6,422
Janus Aspen Series International Growth
Portfolio ......................................................   329,721        7.88 to 10.74        2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .......................................   221,896                10.02        2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class ................................. 2,439,132         5.63 to 6.96       16,866
MFS Mid-Cap Growth Portfolio--Initial Class ....................    70,482         8.82 to 8.88          626
MFS New Discovery Portfolio--Initial Class .....................    68,220        9.93 to 10.66          701
MFS Total Return Portfolio--Initial Class ......................   199,135       10.95 to 11.15        2,203
MFS Utilities Portfolio--Initial Class .........................    23,364       11.80 to 12.40          279
Oppenheimer Global Securities Portfolio--Service
Class (5) ......................................................    12,049                12.70          153
Oppenheimer Main Street Portfolio--Service
Class (6) ......................................................     5,971                11.43           68
PBHG Select Value Portfolio ....................................    58,250         9.16 to 9.43          549


                                                                        For the period ended December 31, 2003
                                                                 -----------------------------------------------------
                                                                    Investment     Expense Ratio**    Total Return***
                                                                      Income          Lowest to          Lowest to
                                                                      Ratio*           Highest            Highest
                                                                 ---------------- ----------------- ------------------
AIM V.I. Basic Value Fund--Series I (2) ........................     0.16(+)%            0.35(+) %            14.80 %
AIM V.I. Financial Services Portfolio ..........................     0.72        0.00 to 0.35        29.08 to 29.55
AIM V.I. Health Sciences Portfolio .............................     0.00                0.35        27.31 to 27.34
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ................     0.00                0.35(+)              12.80
AIM V.I. Telecommunications Portfolio ..........................     0.00                0.35                 33.82
Alger American Balanced Portfolio--Class O .....................     2.05        0.00 to 0.35        18.66 to 19.08
Alger American Mid Cap Growth Portfolio--Class O ...............     0.00        0.00 to 0.35        47.41 to 47.79
Dreyfus VIF Appreciation Portfolio--Initial Class ..............     1.39                0.00                 21.16
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ..........................................................     0.12                0.00                 42.91
Dreyfus Stock Index Portfolio--Initial Class ...................     1.50        0.00 to 0.75        27.27 to 28.39
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ..........................................................     0.22                0.00                 37.77
EQ/Enterprise Equity Portfolio .................................     0.00        0.0 to  0.75        51.80 to 52.94
EQ/Enterprise Equity Income Portfolio ..........................     1.52        0.35 to 0.75        25.75 to 26.25
EQ/Enterprise Growth & Income Portfolio ........................     1.05        0.35 to 0.75        26.66 to 27.04
EQ/Enterprise Growth Portfolio (1) .............................     0.44         0.0 to 0.75        16.27 to 17.11
EQ/Enterprise High-Yield Portfolio .............................     2.52        0.00 to 0.75        21.73 to 22.64
EQ/Enterprise International Growth Portfolio (1a) ..............     0.50       0.00 to  0.75        29.94 to 30.95
EQ/Enterprise Managed Portfolio (1b) ...........................     1.18        0.00 to 0.75        20.00 to 20.94
EQ/Enterprise Short Duration Bond Portfolio (2) ................     5.27(+)             0.35(+)               0.10
EQ/Enterprise Small Company Growth Portfolio ...................     0.00        0.00 to 0.75        22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ....................     0.11        0.00 to 0.75        36.40 to 37.40
EQ/Enterprise Total Return Portfolio ...........................     2.58        0.00 to 0.35          5.35 to 5.61
EQ/MONY Government Securities Portfolio ........................     2.86        0.00 to 0.75          0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .......................     4.75        0.00 to 0.75          2.52 to 3.29
EQ/MONY Long Term Bond Portfolio ...............................     5.94        0.00 to 0.75          4.02 to 4.85
Fidelity VIP Growth Portfolio ..................................     0.20        0.00 to 0.75        31.88 to 32.83
Fidelity VIP II Asset Manager Portfolio--Initial Class .........     3.47                0.00                 17.99
Fidelity VIP II ContraFund Portfolio ...........................     0.38        0.00 to 0.75        27.37 to 28.43
Fidelity VIP III Growth Opportunities Portfolio ................     0.59        0.00 to 0.75        28.59 to 29.78
Fidelity VIP III Growth & Income Portfolio .....................     1.13                0.00                 23.81
Franklin Income Securities Fund--Class 2 (2) ...................     0.00                0.35(+)              12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)               0.00                0.35(+)              13.40
Franklin Zero Coupon 2010 Fund--Class 2 (4) ....................     0.00                0.35(+)               2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .................................     0.00        0.00 to 0.75        34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .................................     2.31        0.35 to 0.75        13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ..............     0.48        0.00 to 0.75        19.59 to 20.52
Janus Aspen Series Flexible Income
Portfolio ......................................................     3.86        0.00 to 0.35          5.89 to 6.40
Janus Aspen Series International Growth
Portfolio ......................................................     1.19        0.00 to 0.35        34.04 to 34.93
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .......................................     0.13                0.00                 41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .................................     1.11        0.00 to 0.75        23.19 to 24.06
MFS Mid-Cap Growth Portfolio--Initial Class ....................     0.00                0.35        36.41 to 36.53
MFS New Discovery Portfolio--Initial Class .....................     0.00        0.00 to 0.35        33.11 to 33.58
MFS Total Return Portfolio--Initial Class ......................     1.75        0.00 to 0.35        15.90 to 16.37
MFS Utilities Portfolio--Initial Class .........................     1.59        0.00 to 0.35        35.48 to 35.82
Oppenheimer Global Securities Portfolio--Service
Class (5) ......................................................     0.00                0.35(+)              27.00
Oppenheimer Main Street Portfolio--Service
Class (6) ......................................................     0.00                0.35(+)              14.30
PBHG Select Value Portfolio ....................................     3.03                0.35        17.88 to 17.89

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                          At December 31, 2003
                                                             -----------------------------------------------
                                                                                Unit Value
                                                                 Units           Lowest to       Net Assets
                                                              Outstanding         Highest          (000's)
                                                             ------------- -------------------- ------------
PIMCO Global Bond Portfolio--Administrative
Class ......................................................   110,224     $12.48 to 13.70        $1,480
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .......................................   187,318      10.93 to 11.11         2,048
T. Rowe Price Equity Income Portfolio ...................... 3,659,651               13.20        48,301
T. Rowe Price New America Growth Portfolio .................    56,169                9.68           544
T. Rowe Price Personal Strategy Balanced Portfolio .........   109,239               13.37         1,460
UIF Equity Growth Portfolio--Class I .......................    25,976                7.24           188
UIF Emerging Markets Debt Portfolio--Class I ...............    17,443               13.19           230
UIF Core Plus Fixed Income Portfolio--Class I ..............   451,827               13.69         6,187
UIF Global Value Equity Portfolio--Class I .................    24,703      10.20 to 10.90           270
UIF U.S. Real Estate Portfolio-- Class I ...................   197,879      12.57 to 13.65         2,558
UIF Value Portfolio--Class I ...............................    63,788               12.86           820
Van Eck Hard Assets Fund ...................................     6,303               14.06            89
Van Eck WorldWide Bond Fund ................................     8,246               14.24           117
Van Eck WorldWide Emerging Markets Fund ....................    19,859                7.94           158


                                                                   For the period ended December 31, 2003
                                                             --------------------------------------------------
                                                              Investment   Expense Ratio**    Total Return***
                                                                Income        Lowest to          Lowest to
                                                                Ratio*         Highest            Highest
                                                             ------------ ----------------- -------------------
PIMCO Global Bond Portfolio--Administrative
Class ......................................................    2.05%             0.35%     13.97 to 13.98%
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .......................................    2.48              0.35      29.94 to 29.96
T. Rowe Price Equity Income Portfolio ......................    1.75              0.00               25.48
T. Rowe Price New America Growth Portfolio .................    0.00              0.00               35.01
T. Rowe Price Personal Strategy Balanced Portfolio .........    2.26              0.00               24.84
UIF Equity Growth Portfolio--Class I .......................    0.00              0.00               24.83
UIF Emerging Markets Debt Portfolio--Class I ...............    0.00              0.00               27.93
UIF Core Plus Fixed Income Portfolio--Class I ..............    0.06              0.00                4.58
UIF Global Value Equity Portfolio--Class I .................    0.00      0.00 to 0.35      28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I ...................    0.00      0.00 to 0.35      37.05 to 37.53
UIF Value Portfolio--Class I ...............................    0.00              0.00               34.10
Van Eck Hard Assets Fund ...................................    0.94              0.00               45.10
Van Eck WorldWide Bond Fund ................................    1.70              0.00               18.17
Van Eck WorldWide Emerging Markets Fund ....................    0.11              0.00               54.17

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

(+)  Annualized.

(1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

(2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

(3) For the period July 2, 2003 (commencement of operations) through December 31, 2003.

(4) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

(5) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

(6) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:


                                                          At December 31, 2002
                                                 ---------------------------------------
                                                                             Net Assets
Strategist Subaccounts                               Units     Unit Values     (000's)
----------------------                           ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......      4,272     $  31.57      $    135
EQ/MONY Long Term Bond Subaccount ..............      1,535        42.42            65

MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................    405,627         6.05         2,452

EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................  1,891,577        13.34        25,234
EQ/Enterprise Small Company Value
Subaccount .....................................  1,208,111        23.35        28,203
EQ/Enterprise Managed Subaccount ...............  4,135,667        16.40        67,799
EQ/Enterprise International Growth
Subaccount .....................................    699,800        10.62         7,431
EQ/Enterprise High Yield Bond Subaccount .......    327,973        15.23         4,997
EQ/Enterprise Growth Subaccount ................    443,237         6.27         2,781
EQ/Enterprise Growth and Income Subaccount .....    325,532         6.34         2,064
EQ/Enterprise Equity Income Subaccount .........     36,583         7.65           280
EQ/Enterprise Small Company Growth
Subaccount .....................................     59,047         7.64           451

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     94,178        15.85         1,493
EQ/MONY Long Term Bond Subaccount ..............    144,221        18.67         2,693
EQ/MONY Government Securities Subaccount .......    153,243        15.17         2,325

Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................    259,734         7.38         1,916
VIP Growth Subaccount ..........................    371,491         4.80         1,785
VIP III Growth Opportunities Subaccount ........     16,051         7.10           114

Janus Aspen Series
Aggressive Growth Subaccount ...................     23,481         5.62           132
Balanced Subaccount ............................     42,762         9.03           386
Capital Appreciation Subaccount ................    512,348         5.31         2,720
Worldwide Growth Subaccount ....................    597,638         4.57         2,732


                                                     For the period ended December 31, 2002
                                                 ----------------------------------------------
                                                  Investment
                                                    Income
Strategist Subaccounts                              Ratio*    Expense Ratio**   Total Return***
----------------------                           ----------- ----------------- ----------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     3.95%        0.60%             8.71%
EQ/MONY Long Term Bond Subaccount ..............     4.56         0.60             13.36

MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................     1.32         0.75            (22.93)

EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................     0.00         0.75            (29.97)
EQ/Enterprise Small Company Value
Subaccount .....................................     0.36         0.75             (9.92)
EQ/Enterprise Managed Subaccount ...............     0.93         0.75            (21.76)
EQ/Enterprise International Growth
Subaccount .....................................     0.66         0.75            (20.09)
EQ/Enterprise High Yield Bond Subaccount .......     8.67         0.75              0.73
EQ/Enterprise Growth Subaccount ................     0.40         0.75            (23.91)
EQ/Enterprise Growth and Income Subaccount .....     1.19         0.75            (26.54)
EQ/Enterprise Equity Income Subaccount .........     1.48         0.75            (15.47)
EQ/Enterprise Small Company Growth
Subaccount .....................................     0.00         0.75            (24.58)

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     2.92         0.75              8.49
EQ/MONY Long Term Bond Subaccount ..............     4.24         0.75             13.22
EQ/MONY Government Securities Subaccount .......     2.57         0.75              5.79

Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................     0.68         0.75            (10.11)
VIP Growth Subaccount ..........................     0.14         0.75            (30.84)
VIP III Growth Opportunities Subaccount ........     0.09         0.75            (22.49)

Janus Aspen Series
Aggressive Growth Subaccount ...................     0.00         0.75            (28.50)
Balanced Subaccount ............................     3.12         0.75             (7.10)
Capital Appreciation Subaccount ................     0.57         0.75            (16.25)
Worldwide Growth Subaccount ....................     0.92         0.75            (26.05)

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                         At December 31, 2002
                                                 -------------------------------------
                                                                           Net Assets
MONY Custom Estate Master Subaccounts               Units    Unit Values     (000's)
------------------------------------------------ ---------- ------------- ------------
Alger American Fund
MidCap Growth Subaccount (2) ...................      892      $  7.91       $     7

Dreyfus
Dreyfus Stock Index Subaccount .................  125,137         6.55           820

EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................  122,785         6.21           762
EQ/Enterprise Small Company Value
Subaccount .....................................   87,482        11.85         1,037
EQ/Enterprise Managed Subaccount ...............  167,850         7.67         1,288
EQ/Enterprise International Growth
Subaccount .....................................   40,098         6.57           263
EQ/Enterprise High Yield Bond Subaccount .......   43,159        10.68           461
EQ/Enterprise Growth Subaccount ................  377,484         7.64         2,883
EQ/Enterprise Growth and Income Subaccount .....  153,750         7.72         1,187
EQ/Enterprise Small Company Growth
Subaccount .....................................   53,474        11.50           615
EQ/Enterprise Equity Income Subaccount .........   82,263         8.47           697
EQ/Enterprise Total Return Subaccount (1) ......    3,873        10.57            41

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......   30,069        12.78           384
EQ/MONY Long Term Bond Subaccount ..............   36,149        13.09           473
EQ/MONY Government Securities Subaccount .......   27,158        12.41           337

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................   60,954         5.63           343
VIP II Contrafund Subaccount ...................   40,733         7.77           316
VIP III Growth Opportunities Subaccount ........   10,220         5.66            58

Janus Aspen Series
Aggressive Growth Subaccount ...................   93,463         3.40           318
Balanced Subaccount ............................   52,935         9.01           477
Capital Appreciation Subaccount ................   56,385         6.68           376
Worldwide Growth Subaccount ....................   88,956         5.57           495

PIMCO Variable Insurance Trust
Global Bond Subaccount (4) .....................    1,421        10.95            16

Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (4) ................    1,656         9.06            15


                                                     For the period ended December 31, 2002
                                                 ----------------------------------------------
                                                  Investment
                                                    Income
MONY Custom Estate Master Subaccounts               Ratio*    Expense Ratio**   Total Return***
------------------------------------------------ ----------- ----------------- ----------------
Alger American Fund
MidCap Growth Subaccount (2) ...................    0.00%        0.35%(+)         (20.90)%

Dreyfus
Dreyfus Stock Index Subaccount .................    1.42         0.35             (22.67)

EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................    0.00         0.35             (29.67)
EQ/Enterprise Small Company Value
Subaccount .....................................    0.38         0.35              (9.61)
EQ/Enterprise Managed Subaccount ...............    0.97         0.35             (21.49)
EQ/Enterprise International Growth
Subaccount .....................................    0.69         0.35             (19.78)
EQ/Enterprise High Yield Bond Subaccount .......    8.67         0.35               1.14
EQ/Enterprise Growth Subaccount ................    0.41         0.35             (23.52)
EQ/Enterprise Growth and Income Subaccount .....    1.17         0.35             (26.27)
EQ/Enterprise Small Company Growth
Subaccount .....................................    0.00         0.35             (24.24)
EQ/Enterprise Equity Income Subaccount .........    1.20         0.35             (15.13)
EQ/Enterprise Total Return Subaccount (1) ......    3.31(+)      0.35(+)            5.70

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......    3.70         0.35               8.95
EQ/MONY Long Term Bond Subaccount ..............    4.04         0.35              13.63
EQ/MONY Government Securities Subaccount .......    2.95         0.35               6.25

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................    0.14         0.35             (30.41)
VIP II Contrafund Subaccount ...................    0.69         0.35              (9.76)
VIP III Growth Opportunities Subaccount ........    0.85         0.35             (22.15)

Janus Aspen Series
Aggressive Growth Subaccount ...................    0.00         0.35             (28.27)
Balanced Subaccount ............................    2.62         0.35              (6.73)
Capital Appreciation Subaccount ................    0.61         0.35             (15.87)
Worldwide Growth Subaccount ....................    0.95         0.35             (25.73)

PIMCO Variable Insurance Trust
Global Bond Subaccount (4) .....................    2.65(+)      0.35(+)            9.50

Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (4) ................    8.73(+)      0.35(+)           (9.40)

-----------------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(1) For the period June 28, 2002 (commencement of operations) through December 31, 2002.

(2) For the period June 3, 2002 (commencement of operations) through December 31, 2002.

(3) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

(4) For the period June 24, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                          At December 31, 2002
                                                 ---------------------------------------
                                                                             Net Assets
MONY Custom Equity Master Subaccounts                Units     Unit Values     (000's)
------------------------------------------------ ------------ ------------- ------------
Alger American
MidCap Growth Subaccount (2) ...................     13,796      $  7.66      $    106

Dreyfus
Dreyfus Stock Index Subaccount .................    970,710         6.59         6,396

EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................  1,107,623         6.27         6,945
EQ/Enterprise Small Company Value
Subaccount .....................................    828,456        12.55        10,397
EQ/Enterprise Managed Subaccount ...............  1,095,521         7.78         8,520
EQ/Enterprise International Growth
Subaccount .....................................    366,129         6.99         2,560
EQ/Enterprise High Yield Bond Subaccount .......    255,620        10.74         2,744
EQ/Enterprise Growth Subaccount ................  2,441,538         7.85        19,169
EQ/Enterprise Growth and Income Subaccount .....    929,986         7.84         7,294
EQ/Enterprise Small Company Growth
Subaccount .....................................    416,895        11.82         4,926
EQ/Enterprise Equity Income Subaccount .........    255,927         8.65         2,214
EQ/Enterprise Total Return Subaccount (1) ......     20,184        10.59           214

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......    147,956        12.69         1,878
EQ/MONY Long Term Bond Subaccount ..............    272,785        12.73         3,472
EQ/MONY Government Securities Subaccount .......    241,339        12.37         2,984

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................    599,095         5.77         3,456
VIP II Contrafund Subaccount ...................    499,846         8.35         4,175
VIP III Growth Opportunities Subaccount ........    155,326         5.55           861

Janus Aspen Series
Aggressive Growth Subaccount ...................  1,147,470         4.11         4,710
Balanced Subaccount ............................    412,432         9.17         3,784
Capital Appreciation Subaccount ................    483,765         7.05         3,409
Worldwide Growth Subaccount ....................    774,371         6.32         4,897

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) .....................     35,103        11.55           405
Real Return Subaccount (1) .....................     51,459        11.25           579

Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ................     22,105         9.14           202


                                                      For the period ended December 31, 2002
                                                 ------------------------------------------------
                                                   Investment
                                                     Income
MONY Custom Equity Master Subaccounts                Ratio*     Expense Ratio**   Total Return***
------------------------------------------------ ------------- ----------------- ----------------
Alger American
MidCap Growth Subaccount (2) ...................     0.00%(+)      0.35%(+)         (23.40)%

Dreyfus
Dreyfus Stock Index Subaccount .................     1.40          0.35             (22.65)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................     0.00          0.35             (29.63)
EQ/Enterprise Small Company Value
Subaccount .....................................     0.39          0.35              (9.58)
EQ/Enterprise Managed Subaccount ...............     0.96          0.35             (21.41)
EQ/Enterprise International Growth
Subaccount .....................................     0.68          0.35             (19.75)
EQ/Enterprise High Yield Bond Subaccount .......     8.66          0.35               1.23
EQ/Enterprise Growth Subaccount ................     0.40          0.35             (23.56)
EQ/Enterprise Growth and Income Subaccount .....     1.22          0.35             (26.25)
EQ/Enterprise Small Company Growth
Subaccount .....................................     0.00          0.35             (24.23)
EQ/Enterprise Equity Income Subaccount .........     1.27          0.35             (15.03)
EQ/Enterprise Total Return Subaccount (1) ......     3.39(+)       0.35(+)            5.90

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     3.68          0.35               8.93
EQ/MONY Long Term Bond Subaccount ..............     4.20          0.35              13.66
EQ/MONY Government Securities Subaccount .......     2.72          0.35               6.27

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................     0.13          0.35             (30.40)
VIP II Contrafund Subaccount ...................     0.64          0.35              (9.73)
VIP III Growth Opportunities Subaccount ........     0.86          0.35             (22.16)

Janus Aspen Series
Aggressive Growth Subaccount ...................     0.00          0.35             (28.15)
Balanced Subaccount ............................     2.64          0.35              (6.81)
Capital Appreciation Subaccount ................     0.59          0.35             (15.97)
Worldwide Growth Subaccount ....................     0.99          0.35             (25.82)

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) .....................     2.69(+)       0.35(+)           15.50
Real Return Subaccount (1) .....................     3.99(+)       0.35(+)           12.50

Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (2) ................     9.10(+)       0.35(+)           (8.60)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(1) For the period May 8, 2002 (commencement of operations) through December 31, 2002.

(2) For the period May 6, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2002:


                                                                                                            For the period ended
                                                                      At December 31, 2002                    December 31, 2002
                                                             ---------------------------------------   -----------------------------
                                                                                                         Investment
                                                                                         Net Assets        Income
Corporate Sponsored Variable Universal Life Subaccounts          Units     Unit Values     (000's)         Ratio*     Total Return**
-------------------------------------------------------      ------------ ------------- ------------   ------------- ---------------
AIM Variable Insurance Funds
Financial Services Subaccount (7) ..........................        238      $  8.63       $     2         7.54%(+)     (13.70)%

Alger American
Balanced Growth Subaccount (6) .............................     21,775         9.38           204         0.00(+)       (6.20)
Mid Cap Growth Subaccount (5) ..............................     18,916         7.93           150         0.00(+)      (20.70)

Dreyfus Variable Investment Fund
Appreciation Subaccount ....................................    222,947        11.06         2,466         0.96         (16.72)
Small Company Stock Subaccount .............................    149,793         8.67         1,299         0.28         (19.72)

Dreyfus
Dreyfus Stock Index Subaccount .............................  3,479,330         9.97        34,688         1.34         (22.35)
Dreyfus Small Cap Stock Index (3) ..........................    386,651         8.26         3,192         0.39(+)      (17.40)

Dreyfus Variable Investment Fund
International Value Subaccount (2) .........................    714,957         7.98         5,702         2.18(+)      (20.20)

EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ............................    211,781         7.48         1,584         0.00         (29.37)
EQ/Enterprise Small Company Value Subaccount ...............    139,108        15.00         2,086         0.41          (9.26)
EQ/Enterprise Managed Subaccount ...........................     18,587         8.74           162         1.09         (21.19)
EQ/Enterprise International Growth Subaccount ..............     22,157         7.14           158         0.83         (19.41)
EQ/Enterprise High Yield Bond Subaccount ...................    146,427        11.88         1,735         8.65           1.54
EQ/Enterprise Small Company Growth Subaccount ..............    200,919         8.04         1,616         0.00         (24.08)
EQ/Enterprise Growth Subaccount ............................    909,094         6.37         5,793         0.74         (23.25)
EQ/Enterprise Total Return Subaccount (1) ..................  1,259,424        10.52        13,244         2.79(+)        5.20

EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..................    605,565        13.69         8,291         3.68           9.35
EQ/MONY Long Term Bond Subaccount ..........................    331,338        14.24         4,720         7.14          14.01
EQ/MONY Government Securities Subaccount ...................    298,278        13.29         3,965         2.76           6.58

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ......................................    955,720         6.00         5,737         0.10         (30.15)
VIP II Contrafund Subaccount ...............................    659,215         7.88         5,194         0.85          (9.32)
VIP III Growth Opportunities Subaccount ....................     23,212         5.54           129         1.17         (21.86)
VIP II Asset Manager Subaccount ............................    489,855         8.56         4,194         4.16          (8.74)
VIP III Growth and Income Subaccount .......................    954,152         7.35         7,014         1.40         (16.67)

Janus Aspen Series
Aggressive Growth Subaccount ...............................    424,887         3.35         1,425         0.00         (27.96)
Flexible Income Subaccount .................................    858,596        12.66        10,868         4.79          10.47
International Growth Subaccount ............................    205,780         5.84         1,202         0.91         (25.61)
Worldwide Growth Subaccount ................................  1,033,150         5.61         5,801         0.89         (25.60)
Capital Appreciation Subaccount ............................    249,646         5.36         1,339         0.58         (15.72)
Strategic Value Subaccount .................................    183,715         7.09         1,303         0.00         (23.43)

MFS Variable Insurance Trust
New Discovery Series Subaccount (6) ........................      5,912         7.98            47         0.00(+)      (20.20)
Total Return Series Subaccount (8) .........................      7,749         9.41            73         0.00(+)       (5.90)
Utilities Series Subaccount (9) ............................         67         9.13             1         0.00(+)       (8.70)

T. Rowe Price
Equity Income Bond Subaccount ..............................  3,174,874      $ 10.52       $33,389         2.39%        (13.13)%
New America Growth Subaccount ..............................     61,408         7.17           440         0.00         (28.30)
Personal Strategy Balanced Subaccount ......................    101,724        10.71         1,090         2.40          (7.83)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                                                      For the period ended
                                                                     At December 31, 2002               December 31, 2002
                                                             ------------------------------------ -------------------------------
                                                                                                     Investment
                                                                                      Net Assets       Income
Corporate Sponsored Variable Universal Life Subaccounts        Units    Unit Values     (000's)        Ratio*      Total Return**
-------------------------------------------------------      --------- ------------- ------------ --------------- ---------------
The Universal Institutional Funds, Inc.
Equity Growth Subaccount ...................................   28,046        5.80          163        0.10              (27.86)
Core Plus Fixed Income Subaccount ..........................  450,614       13.09        5,896        3.89                7.38
Value Subaccount ...........................................   27,092        9.59          260        1.10              (22.16)
Emerging Markets Debt Subaccount (4) .......................   14,020       10.31          145       21.52(+)             3.10
Global Value Equity Subaccount (5) .........................    1,650        7.91           13        9.09(+)           (20.90)
Real Estate Subaccount (6) .................................   81,262        9.14          743       11.14(+)            (8.60)

Van Eck Worldwide Insurance Trust
Hard Assets Subaccount .....................................   16,454        9.69          159        0.41               (2.81)
Worldwide Bond Subaccount ..................................    8,281       12.05          100        0.00               21.72
Worldwide Emerging Markets Subaccount ......................   13,490        5.15           69        0.21               (2.83)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

(+)  Annualized


(1) For the period July 26, 2002 (commencement of operations) through December 31, 2002.

(2) For the period July 15, 2002 (commencement of operations) through December 31, 2002.

(3) For the period August 16, 2002 (commencement of operations) through December 31, 2002.

(4) For the period August 8, 2002 (commencement of operations) through December 31, 2002.

(5) For the period September 13, 2002 (commencement of operations) through December 31, 2002.

(6) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(7) For the period November 26, 2002 (commencement of operations) through December 31, 2002.

(8) For the period September 3, 2002 (commencement of operations) through December 31, 2002.

(9) For the period October 8, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                           At December 31, 2002
                                                   ------------------------------------
                                                                            Net Assets
MONY Survivorship Variable Universal Life            Units    Unit Values     (000's)
-----------------------------------------          --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (6) ................     859      $  9.01         $ 8
Health Sciences Subaccount (2) ...................       8         8.23           0

Alger American Fund
Balanced Subaccount (1) ..........................   1,271         9.06          12
Mid Cap Growth Subaccount (2) ....................     697         7.37           5

EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) .......     787         8.38           7
EQ/Enterprise Growth and Income
Subaccount (4) ...................................   5,383         7.58          41
EQ/Enterprise Growth Subaccount (3) ..............  10,335         7.86          81
EQ/Enterprise Managed Subaccount (5) .............   6,231         8.10          50
EQ/Enterprise Small Company Growth
Subaccount (3) ...................................   1,909         7.96          15
EQ/Enterprise Small Company Value
Subaccount (3) ...................................   9,750         9.10          89
EQ/Enterprise Total Return Subaccount (2) ........   1,688        10.60          18

EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (4) ...................................   4,985        10.55          53
EQ/MONY Long Term Bond Subaccount (9) ............   3,276        11.38          37

Janus Aspen Series
Capital Appreciation Subaccount (7) ..............   4,248         8.91          38
Flexible Income Subaccount (8) ...................   1,313        10.86          14
International Growth Subaccount (3) ..............   5,936         7.99          47

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1) ....................   1,556         6.46          10
New Discovery Subaccount (1) .....................     549         7.44           4
Total Return Subaccount (1) ......................   1,311         9.40          12
Utilities Subaccount (2) .........................     690         8.35           6

PBHG Insurance
Select Value Subaccount (1) ......................     718         7.77           6

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) .......................   1,773        12.02          21
Stocks Plus Growth and Income Subaccount (7) .....   2,831         8.55          24

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (8) ..................   1,128         9.28          10


                                                         For the period ended December 31, 2002
                                                   --------------------------------------------------
                                                      Investment
                                                        Income
MONY Survivorship Variable Universal Life               Ratio*      Expense Ratio**   Total Return***
-----------------------------------------          --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (6) ................       1.49%(+)      0.35%(+)         (9.90)%
Health Sciences Subaccount (2) ...................       0.00(+)       0.35(+)          (17.70)

Alger American Fund
Balanced Subaccount (1) ..........................       0.98(+)       0.35(+)           (9.40)
Mid Cap Growth Subaccount (2) ....................       0.00          0.35(+)          (26.30)

EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) .......       2.02(+)       0.35(+)          (16.20)
EQ/Enterprise Growth and Income
Subaccount (4) ...................................       1.63(+)       0.35(+)          (24.20)
EQ/Enterprise Growth Subaccount (3) ..............       0.47(+)       0.35(+)          (21.40)
EQ/Enterprise Managed Subaccount (5) .............       1.54(+)       0.35(+)          (19.00)
EQ/Enterprise Small Company Growth
Subaccount (3) ...................................       0.00(+)       0.35(+)          (20.40)
EQ/Enterprise Small Company Value
Subaccount (3) ...................................       0.38(+)       0.35(+)           (9.00)
EQ/Enterprise Total Return Subaccount (2) ........       3.52(+)       0.35(+)            6.00

EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (4) ...................................       0.15(+)       0.35(+)            5.50
EQ/MONY Long Term Bond Subaccount (9) ............       0.00          0.35(+)           13.80

Janus Aspen Series
Capital Appreciation Subaccount (7) ..............       0.38(+)       0.35(+)          (10.90)
Flexible Income Subaccount (8) ...................       5.45(+)       0.35(+)            8.60
International Growth Subaccount (3) ..............       1.07(+)       0.35(+)          (20.10)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (1) ....................       0.00          0.35(+)          (35.40)
New Discovery Subaccount (1) .....................       0.00          0.35(+)          (25.60)
Total Return Subaccount (1) ......................       0.84(+)       0.35(+)           (6.00)
Utilities Subaccount (2) .........................       0.64(+)       0.35(+)          (16.50)

PBHG Insurance
Select Value Subaccount (1) ......................       1.75(+)       0.35(+)          (22.30)

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) .......................       2.69(+)       0.35(+)           20.20
Stocks Plus Growth and Income Subaccount (7) .....       3.75(+)       0.35(+)          (14.50)

The Universal Institutional Funds, Inc.
U.S. Real Estate Subaccount (8) ..................       9.65(+)       0.35(+)           (7.20)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(1) For the period February 26, 2002 (commencement of operations) through December 31, 2002.

(2) For the period April 12, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(3) For the period February 25, 2002 (commencement of operations) through December 31, 2002.

(4) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

(5) For the period April 3, 2002 (commencement of operations) through December 31, 2002.

(6) For the period June 25, 2002 (commencement of operations) through December 31, 2002.

(7) For the period May 10, 2002 (commencement of operations) through December 31, 2002.

(8) For the period May 16, 2002 (commencement of operations) through December 31, 2002.

(9) For the period April 4, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Universal Life                        Units    Unit Values     (000's)
----------------------------                      --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (3) ...............    7,222    $   8.73       $    63
Health Sciences Subaccount (3) ..................   14,402        8.13           117
Telecommunications Subaccount (1) ...............    4,150        6.18            26

Alger American Fund
Balanced Subaccount (1) .........................   32,154        9.11           293
Mid Cap Subaccount (1) ..........................   25,451        7.83           199

EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ......   19,719        8.80           173
EQ/Enterprise Growth and Income
Subaccount (2) ..................................   70,132        8.02           562
EQ/Enterprise Growth Subaccount (2) .............  144,475        8.04         1,161
EQ/Enterprise Managed Subaccount (2) ............   51,947        8.42           438
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................   74,685        8.00           598
EQ/Enterprise Small Company Value Subaccount
(2) .............................................  138,327        9.46         1,309
EQ/Enterprise Total Return Subaccount (1) .......   46,324       10.66           494

EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (1) ..................................   81,889       10.55           864
EQ/MONY Long Term Bond Subaccount (1) ...........   39,385       11.24           443

Janus Aspen Series
Capital Appreciation Subaccount (2) .............   40,324        8.84           357
Flexible Income Subaccount (3) ..................   17,236       10.87           187
International Growth Subaccount (1) .............   35,612        8.01           285

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (3) ...................   32,344        6.51           210
New Discovery Subaccount (1) ....................   20,466        7.46           153
Total Return Subaccount (3) .....................   61,114        9.62           588
Utilities Subaccount (1) ........................    4,366        8.71            38

PBHG Insurance
Select Value Subaccount (3) .....................   29,564        8.00           236

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ......................   23,589       11.97           283
Real Return Subaccount (3) ......................   70,548       11.60           819
StocksPlus Growth and Income Subaccount (3) .....   87,575        8.41           737

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ..............    9,235        8.48            78
U.S. Real Estate Subaccount (1) .................   24,599        9.96           245


                                                      For the period ended December 31, 2002
                                                  ----------------------------------------------
                                                   Investment
                                                     Income
MONY Variable Universal Life                         Ratio*    Expense Ratio**   Total Return***
------------------------------------------------- ----------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (3) ...............  1.49%(+)       0.35%(+)         (12.70)%
Health Sciences Subaccount (3) ..................  0.00(+)        0.35(+)          (18.70)
Telecommunications Subaccount (1) ...............  0.00(+)        0.35(+)          (38.20)

Alger American Fund
Balanced Subaccount (1) .........................  1.70(+)        0.35(+)           (8.90)
Mid Cap Subaccount (1) ..........................  0.00(+)        0.35(+)          (21.70)

EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ......  1.99(+)        0.35(+)          (12.00)
EQ/Enterprise Growth and Income
Subaccount (2) ..................................  2.02(+)        0.35(+)          (19.80)
EQ/Enterprise Growth Subaccount (2) .............  0.67(+)        0.35(+)          (19.60)
EQ/Enterprise Managed Subaccount (2) ............  1.67(+)        0.35(+)          (15.80)
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................  0.00(+)        0.35(+)          (20.00)
EQ/Enterprise Small Company Value Subaccount
(2) .............................................  0.61(+)        0.35(+)           (5.40)
EQ/Enterprise Total Return Subaccount (1) .......  3.49(+)        0.35(+)            6.60

EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount (1) ..................................  0.33(+)        0.35(+)            5.50
EQ/MONY Long Term Bond Subaccount (1) ...........  0.20(+)        0.35(+)           12.40

Janus Aspen Series
Capital Appreciation Subaccount (2) .............  0.40(+)        0.35(+)          (11.60)
Flexible Income Subaccount (3) ..................  5.06(+)        0.35(+)            8.70
International Growth Subaccount (1) .............  1.05(+)        0.35(+)          (19.90)

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (3) ...................  0.00(+)        0.35(+)          (34.90)
New Discovery Subaccount (1) ....................  0.00(+)        0.35(+)          (25.40)
Total Return Subaccount (3) .....................  0.49(+)        0.35(+)           (3.80)
Utilities Subaccount (1) ........................  1.37(+)        0.35(+)          (12.90)

PBHG Insurance
Select Value Subaccount (3) .....................  1.81(+)        0.35(+)          (20.00)

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ......................  2.66(+)        0.35(+)           19.70
Real Return Subaccount (3) ......................  4.33(+)        0.35(+)           16.00
StocksPlus Growth and Income Subaccount (3) .....  3.97(+)        0.35(+)          (15.90)

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ..............  3.03(+)        0.35(+)          (15.20)
U.S. Real Estate Subaccount (1) .................  8.24(+)        0.35(+)           (0.40)

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights (Concluded)

(+)  Annualized

(1) For the period February 7, 2002 (commencement of operations) through December 31, 2002.

(2) For the period February 6, 2002 (commencement of operations) through December 31, 2002.

(3) For the period February 8, 2002 (commencement of operations) through December 31, 2002.

(4) For the period February 20, 2002 (commencement of operations) through December 31, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America at December 31, 2006 and 2005 and the results of its operations and its cash flows for the years ended December 31, 2006 and 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and separate accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                              DECEMBER 31,      December 31,
                                                                                                  2006              2005
                                                                                            ----------------- ------------------
                                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value...........................  $      2,140.6        $   2,035.6
   Mortgage loans on real estate..........................................................           219.2              290.2
   Policy loans...........................................................................           105.1               96.3
   Other invested assets..................................................................            53.4               54.8
                                                                                            -----------------    ------------
       Total investments..................................................................         2,518.3            2,476.9
Cash and cash equivalents.................................................................            58.8              129.7
Amounts due from reinsurers...............................................................           136.2              106.2
Deferred policy acquisition costs.........................................................           123.0              106.8
Value of business acquired................................................................           287.7              328.2
Other assets..............................................................................            30.6               29.5
Separate Accounts' assets.................................................................         3,289.0            3,485.1
                                                                                            -----------------    ------------

Total Assets .............................................................................  $      6,443.6       $    6,662.4
                                                                                            =================    ============
LIABILITIES
Policyholders' account balances...........................................................  $      2,057.6       $    2,175.9
Future policy benefits and other policyholders liabilities................................           355.4              309.1
Other liabilities.........................................................................            48.3               47.4
Note payable to affiliate.................................................................            30.6               33.8
Income taxes payable......................................................................            64.9               50.6
Separate Accounts' liabilities............................................................         3,289.0            3,485.1
                                                                                            -----------------    ------------
       Total liabilities..................................................................  $      5,845.8       $    6,101.9

Commitments and contingent liabilities (Notes 5, 9, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding.....................................................             2.5                2.5
Capital in excess of par value............................................................           498.5              495.8
Retained earnings.........................................................................           107.9               67.8
Accumulated other comprehensive loss......................................................           (11.1)              (5.6)
                                                                                            -----------------    ------------
       Total shareholder's equity.........................................................           597.8              560.5
                                                                                            -----------------    ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY................................................  $      6,443.6       $    6,662.4
                                                                                            =================    ============






                       See Notes to Financial Statements.

              MONY LIFE INSURANCE COMPANY OF AMERICA
                     STATEMENTS OF OPERATIONS

                                                                 YEAR             Year               Six                Six
                                                                 ENDED            Ended          Months Ended      Months Ended
                                                              DECEMBER 31,     December 31,       December 31,       June 30,
                                                                 2006              2005              2004              2004
                                                             -------------     ------------      ------------      -------------
                                                             (SUCCESSOR)       (Successor)       (Successor)       (Predecessor)
                                                                                      (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
   income.................................................   $    150.0        $     168.3        $    80.8         $   82.7
Premiums..................................................         49.9               53.8             85.0             77.4
Net investment income.....................................        141.4              135.0             62.8             64.3
Investment losses, net....................................         (1.2)              (2.2)            (4.6)            (0.7)
Other income..............................................         15.5               22.0             26.7              7.4
                                                             -------------     ------------      ------------      -------------
       Total revenues.....................................        355.6              376.9            250.7            231.1

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...................................         98.1               99.5             91.2             80.8
Interest credited to policyholders' account balances......         86.1               99.9             50.0             54.1
Compensation and other benefits...........................         27.4               33.4             32.1             45.8
Commissions...............................................         36.7               72.9             76.5             85.5
Interest expense..........................................          2.2                1.6              1.3              1.3
Amortization of deferred policy acquisition costs and
   value of business acquired.............................         55.4               41.2             22.4             34.7
Capitalization of deferred policy acquisition costs ......        (27.2)             (78.1)           (87.5)           (93.8)
Rent expense..............................................          3.7               10.5              3.0              9.8
Other operating costs and expenses........................         16.5               38.0             22.8             38.2
                                                             -------------     ------------      ------------      -------------
        Total benefits and other deductions...............        298.9              318.9            211.8            256.4
                                                             -------------     ------------      ------------      -------------
Earnings (loss) from continuing operations
   before income taxes....................................         56.7               58.0             38.9            (25.3)
Income tax (expense) benefit..............................        (17.3)             (16.7)           (12.4)            10.5
                                                             -------------     ------------      ------------      -------------
Earnings (loss) from continuing operations................         39.4               41.3             26.5            (14.8)
Gain on disposal of discontinued operations,
   net of income taxes....................................          0.7                  -                -                -
Cumulative effect of accounting change,
   net of income taxes....................................            -                  -                -              3.8
                                                             -------------     ------------      ------------      -------------
Net Earnings (Loss).......................................   $     40.1        $      41.3        $    26.5        $   (11.0)
                                                             =============     ============      ============      =============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                                     ACCUMULATED
                                                                         CAPITAL                        OTHER             TOTAL
                                                         COMMON         IN EXCESS      RETAINED      COMPREHENSIVE     SHAREHOLDER'S
                                                         STOCK           OF PAR        EARNINGS       INCOME(LOSS)        EQUITY
                                                       -----------     ------------- -------------- ---------------  --------------
                                                                                    (IN MILLIONS)
Predecessor balance, January 1, 2004.................  $     2.5       $  599.7     $    139.2     $     24.2       $     765.6
Comprehensive loss:
      Net loss.......................................         -             -            (11.0)           -               (11.0)
      Other comprehensive loss.......................         -             -              -            (11.4)            (11.4)
                                                                                                                     --------------
            Comprehensive loss.......................                                                                     (22.4)
                                                       -----------     ------------- -------------- ---------------  --------------
Predecessor balance, June 30, 2004...................        2.5          599.7          128.2           12.8             743.2
Effect of push-down accounting of AXA Financial's
   purchase price on net assets......................         -          (153.0)        (128.2)         (12.8)           (294.0)
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, July 1, 2004......................        2.5          446.7            -              -               449.2
Capital contributions................................         -            49.1            -              -                49.1
Comprehensive income:
      Net earnings...................................         -             -             26.5            -                26.5
      Other comprehensive income.....................         -             -              -             14.9              14.9
                                                                                                                     --------------
            Comprehensive income.....................                                                                      41.4
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, December 31, 2004.................        2.5          495.8           26.5           14.9             539.7
Comprehensive income:
      Net earnings...................................         -             -             41.3            -                41.3
      Other comprehensive loss.......................         -             -              -            (20.5)            (20.5)
                                                                                                                     --------------
            Comprehensive income.....................                                                                      20.8
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, December 31, 2005.................        2.5          495.8           67.8           (5.6)            560.5
Share-based programs.................................         -             2.7            -              -                 2.7
Comprehensive income:
      Net earnings...................................         -             -             40.1            -                40.1
      Other comprehensive loss.......................         -             -              -             (5.5)             (5.5)
                                                                                                                     --------------
        Comprehensive income.........................                                                                      34.6
                                                       -----------     ------------- -------------- ---------------  --------------
Successor balance, December 31, 2006.................  $     2.5       $  498.5      $   107.9      $   (11.1)       $    597.8
                                                       ===========     ============= ============== ===============  ==============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS


                                                                        YEAR           Year          Six Months      Six Months
                                                                       ENDED           Ended            Ended           Ended
                                                                    DECEMBER 31,    December 31,     December 31,      June 30,
                                                                        2006           2005             2004            2004
                                                                   -------------   -------------    -------------  -------------
                                                                    (SUCCESSOR)      (Successor)      (Successor)  (Predecessor)
                                                                                            (IN MILLIONS)
Net earnings (loss)................................................  $      40.1    $    41.3       $    26.5       $   (11.0)
  Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
     Interest credited to policyholders' account balances..........         86.1         99.9            50.0            54.1
     Universal life and investment-type product policy fee income..       (150.0)      (168.3)          (80.8)          (82.7)
     Change in accrued investment income...........................         (0.7)        (1.8)           (3.0)            4.7
     Investment losses, net .......................................          1.2          2.2             4.6             0.7
     Change in deferred policy acquisition costs and
       value of business acquired..................................         28.2        (36.9)          (65.1)          (60.8)
     Change in future policy benefits..............................         25.7         67.5            (5.3)           (1.7)
     Change in other policyholders liabilities.....................         17.0        (10.0)            6.4            (1.5)
     Change in other income tax payable............................         17.3         16.7            12.4           (10.5)
     Provision for depreciation and amortization...................         12.1         14.1             7.9             1.5
     Cumulative effect of the adoption of SOP 03-1.................          -            -               -              (5.9)
     Gain on disposal of discontinued operations...................         (0.7)         -               -               -
     Gain on recapture from reinsurance from USFL..................          -           (0.6)           (9.0)            -
     Dividend from AllianceBernstein units.........................          4.8          3.8             -               -
     Other, net....................................................        (16.3)       (26.7)          (32.8)           59.6
                                                                     -------------   -------------  -------------   -----------

Net cash provided by (used in) operating activities................         64.8          1.2           (88.2)          (53.5)
                                                                     -------------   -------------  -------------   -----------

Cash flows from investing activities:
  Sales, maturities or repayments of investments:
    Fixed maturities...............................................        270.8        173.5           188.7           431.5
    Mortgage loans on real estate..................................         87.5        100.8            93.8            43.0
    Other invested assets..........................................          2.7          -               4.3             0.1
  Purchases of investments:
    Fixed maturities...............................................       (398.7)      (348.0)         (473.1)         (272.4)
    Mortgage loans on real estate..................................        (16.1)       (18.1)          (18.7)          (66.1)
    Other invested assets..........................................         (1.5)        (0.1)           (0.4)           (0.2)
    Policy loans, net..............................................         (8.9)        (3.3)           (3.9)           (3.0)
                                                                     -------------   -------------  -------------   -----------

Net cash (used in) provided by investing activities................        (64.2)       (95.2)         (209.3)          132.9
                                                                     -------------   -------------  -------------   -----------

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)


                                                                        YEAR          Year          Six Months      Six Months
                                                                       ENDED          Ended            Ended           Ended
                                                                    DECEMBER 31,   December 31,     December 31,      June 30,
                                                                        2006          2005             2004            2004
                                                                    -------------  -------------  -------------    ------------
                                                                     (SUCCESSOR)    (Successor)     (Successor)    (Predecessor)
                                                                                           (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
         Deposits.................................................  $    392.9     $    521.4     $    284.6      $    477.8
         Withdrawals from and transfers to Separate Accounts......      (463.9)        (505.7)        (196.9)         (337.1)
      Repayment of note to affiliate..............................        (3.2)          (3.0)          (1.4)           (1.4)
      Proceeds received from recapture of reinsurance with USFL...         -             12.2           10.4             -
      Other, net..................................................         2.7            -              -               -
                                                                    -------------  -------------  -------------   --------------

    Net cash (used in) provided by financing activities...........       (71.5)          24.9           96.7           139.3
                                                                    -------------  -------------  -------------   --------------

    Change in cash and cash equivalents...........................       (70.9)         (69.1)        (200.8)          218.7
    Cash and cash equivalents, beginning of period................       129.7          198.8          399.6           180.9
                                                                    -------------  -------------  -------------   --------------

    Cash and Cash Equivalents, End of Period......................  $     58.8     $    129.7     $    198.8      $    399.6
                                                                    =============  =============  =============   ==============

    Supplemental cash flow information:
      Interest Paid...............................................  $      2.2     $      2.4     $      1.3      $      1.3
                                                                    =============  =============  =============   ==============
      Income Taxes Refunded.......................................  $       -      $       -      $    (48.2)     $      -
                                                                    =============  =============  =============   ==============
    Schedule of non-cash financing activities:
      Capital Contribution of AllianceBernstein Units
         from MONY Life...........................................  $       -      $       -      $     49.1      $      -
                                                                    =============  =============  =============  ===============
      Share-based Programs........................................  $      2.7     $       -      $      -        $      -
                                                                    =============  =============  =============  ===============
      Transfer of Bonds from USFL Due to Recapture of
         Reinsurance with USFL (Note 8)...........................  $       -      $       -      $     84.6      $      -
                                                                    =============  =============  =============  ===============

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("AXA Financial", which together with its consolidated subsidiaries is referred to herein as "AXA Financial Group").

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by AXA Financial (the "MONY Acquisition") was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The MONY Acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of operations and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The terms "full year 2006" and "full year 2005" refers to the year ended December 31, 2006 and 2005, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. References to "Successor" refer to MLOA on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the MONY Acquisition. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf.

      On December 31, 2006, AXA Financial Group implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted Statement of Financial Accounting Standards ("SFAS") No. 123(R), "Share-Based Payment". To effect its adoption, AXA Financial Group elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares, and various other cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, MLOA's earnings before income taxes and net earnings for 2006 were $2.7 million and $1.7 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, AXA Financial Group applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006, that prior to adoption of SFAS No. 123(R) would have been reflected by MLOA only in pro forma disclosures, were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, MLOA adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on MLOA's results of operations or financial position.

      Effective January 1, 2004, MLOA adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in liabilities associated with the market value adjustment feature that are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 Predecessor net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

      On July 13, 2006, the FASB issued its Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of MLOA as at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

      On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". SOP 05-1 requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on MLOA's results of operations or financial position.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R), "Consolidation of Variable Interest Entities, Revised," requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or Other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein") are carried on the equity method and reported in Other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in Other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including U.S. government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to universal life and investment-type products.

      Fair Value of Financial Instruments
      -----------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the MONY Acquisition, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.92% net of product weighted average Separate Account fees) and 0% (-2.08% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5-year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 7 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $358.6 million, $197.5 million and $371.2 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MLOA files a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of Federal income taxes will be based upon separate return calculations with current credit for losses and other Federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------

      The following table provides additional information relating to fixed maturities.

                                                                      GROSS              GROSS
                                                  AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                    COST              GAINS              LOSSES          FAIR VALUE
                                               --------------    ---------------    ----------------   --------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2006
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................... $     1,869.0     $        6.7       $       31.1       $    1,844.6
            Mortgage-backed...................          20.2              -                  -                 20.2
            U.S. Treasury, government
              and agency securities...........         138.5              0.4                0.5              138.4
            States and political
              subdivisions....................           1.1              -                  -                  1.1
            Foreign governments...............           4.1              -                  0.1                4.0
            Redeemable preferred stock........         134.4              1.4                3.5              132.3
                                               --------------    ---------------    ----------------   --------------
              Total Available for Sale........ $     2,167.3     $        8.5       $       35.2       $    2,140.6
                                               ==============    ===============    ================   ==============

        December 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate......................... $     1,843.9     $        9.3       $       23.4       $    1,829.8
            Mortgage-backed...................          24.9              0.3                -                 25.2
            U.S. Treasury, government
              and agency securities...........          92.3              0.4                0.5               92.2
            States and political
              subdivisions....................           1.1              -                  -                  1.1
            Foreign governments...............          10.2              0.1                0.1               10.2
            Redeemable preferred stock........          77.6              1.1                1.6               77.1
                                               --------------    ---------------    ----------------   --------------
              Total Available for Sale........ $     2,050.0     $       11.2       $       25.6       $    2,035.6
                                               ==============    ===============    ================   ==============

      For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $534.7 million and $527.1 million, respectively, had estimated fair values of $529.6 million and $527.0 million, respectively.

      The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                      AVAILABLE FOR SALE
                                                                              ------------------------------------
                                                                                 AMORTIZED          ESTIMATED
                                                                                   COST             FAIR VALUE
                                                                              ----------------   -----------------
                                                                                         (IN MILLIONS)
      Due in one year or less..............................................    $       99.8       $       99.3
      Due in years two through five........................................           495.7              489.4
      Due in years six through ten.........................................         1,131.7            1,116.4
      Due after ten years..................................................           285.5              283.0
                                                                              ----------------   -----------------
         Subtotal..........................................................         2,012.7            1,988.1
      Mortgage-backed securities...........................................            20.2               20.2
                                                                              ----------------   -----------------
      Total................................................................    $    2,032.9       $    2,008.3
                                                                              ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses fixed maturities (224 issues) that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2006:


                                          LESS THAN 12 MONTHS            12 MONTHS OR LONGER                 TOTAL
                                     -----------------------------   ---------------------------    ----------------------------
                                                         GROSS                         GROSS                          GROSS
                                        ESTIMATED     UNREALIZED       ESTIMATED     UNREALIZED       ESTIMATED     UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                                      ------------   -------------   ------------   ------------    ------------   -------------
                                                                           (IN MILLIONS)
       Fixed Maturities:
         Corporate..................  $      430.5   $       4.8     $    914.3     $     26.3      $  1,344.8     $     31.1
         U.S. Treasury,
           government and agency
           securities...............          20.6           -             49.4            0.5            70.0            0.5
         States and political
           subdivisions.............           -             -              1.1            -               1.1            -
         Foreign governments........           2.1           -              2.0            0.1             4.1            0.1
         Redeemable
           preferred stock..........           7.3           0.1           76.8            3.4            84.1            3.5
                                      ------------   -------------   ------------   ------------    ------------   -------------

       Total Temporarily
         Impaired Securities .......  $      460.5   $       4.9     $  1,043.6     $     30.3      $  1,504.1     $     35.2
                                      ============   =============   ============   ============    ============   =============


      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $73.7 million, or 3.4%, of the $2,167.3 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      At December 31, 2006, MLOA had no fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------

      Interest income recognized on impaired mortgage loans totaled $0.3 million, $0.3 million, $0.1 million and $0.0 million for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $2.8 million and $3.3 million, respectively.

      Impaired mortgage loans along with the related investment valuation allowances follow:


                                                                                         DECEMBER 31,
                                                                             ---------------------------------------
                                                                                   2006                  2005
                                                                             -----------------    ------------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances.......   $         -          $         -
       Impaired mortgage loans without investment valuation allowances....             3.1                  3.6
                                                                             -----------------    ------------------
       Recorded investment in impaired mortgage loans.....................             3.1                  3.6
       Investment valuation allowances....................................             -                    -
                                                                             -----------------    ------------------
       Net Impaired Mortgage Loans........................................   $         3.1        $         3.6
                                                                             =================    ==================

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto in 2004 follow; there were no valuation allowances for such investments in 2006 and 2005:

                                                                              Six Months     Six Months
                                                                                Ended          Ended
                                                                              December 31,    June 30,
                                                                                 2004           2004
                                                                              -----------    ----------
                                                                             (Successor)    (Predecessor)
                                                                                    (In Millions)

                   Balances, beginning of period............................  $   1.7        $     4.4
                   Additions charged to income..............................      -                0.3
                   Deductions for writedowns and asset dispositions.........      -               (3.0)
                   Effect of push-down accounting of AXA Financial's
                      purchase price of net assets..........................     (1.7)             -
                                                                              -----------    ----------
                   Balances, End of Period..................................  $   -          $     1.7
                                                                              ===========    ==========

                   Balances, end of period comprise:
                   Mortgage Loans on Real Estate............................  $   -          $     1.7
                                                                              ===========    ==========

      Other Invested Assets
      ---------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2006 and 2005 were $3.4 million and $3.9 million, respectively.

      The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate:


                                                                   ALLIANCEBERNSTEIN
                                                                        UNITS
                                                                  ------------------
                                                                     (IN MILLIONS)

      Balance at January 1, 2005 ...............................  $       49.1
      Equity in net earnings....................................           4.1
      Dividends received........................................          (3.8)
                                                                  ------------------
      Balance at December 31, 2005 .............................          49.4
      Equity in net earnings....................................           5.2
      Dividends received........................................          (4.8)
                                                                  ------------------
      Balance at December 31, 2006..............................  $       49.8
                                                                  ==================


4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset related to the MONY Acquisition as of December 31, 2006 and 2005:

                                                                    LESS:               LESS:
                                             GROSS CARRYING      ACCUMULATED          IMPACT OF
                                                 AMOUNT        AMORTIZATION (1)     RECAPTURE (2)         NET
                                            --------------    -----------------  ----------------   --------------
                                                                          (IN MILLIONS)
      VOBA
      ----
      DECEMBER 31, 2006...................  $    416.5        $    (83.9)        $     (44.9)       $    287.7
                                            ==============    =================  ================   ==============

      December 31, 2005...................  $    416.5        $    (43.4)        $     (44.9)       $    328.2
                                            ==============    =================  ================   ==============

      (1) Includes reactivity to unrealized investment gains (losses).

      (2) Relates to the December 31, 2005 and 2004 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the modified coinsurance ("MODCO") agreement between MLOA and USFL.

      For full year 2006, full year 2005 and six months ended December 31, 2004, total amortization expense related to VOBA was $44.4 million, $32.5 million and $16.7 million, respectively. VOBA amortization is estimated to range between $33.7 million and $25.1 million annually through 2011.

5)    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                      DECEMBER 31,
                                                            -------------------------------------------------------------------
                                                                         2006                               2005
                                                            --------------------------------   --------------------------------
                                                              CARRYING         ESTIMATED          Carrying        Estimated
                                                                VALUE          FAIR VALUE          Value          Fair Value
                                                            ---------------  ---------------   ---------------  ---------------
                                                                                      (IN MILLIONS)

      Mortgage loans on real estate ....................    $    219.2       $    220.0        $    290.2       $    291.3
      Policy loans .....................................         105.1            121.1              96.3            111.6
      Policyholders liabilities: investment contracts...         870.3            897.7             971.5          1,039.1
      Note payable to affiliate ........................          30.6             30.6              33.8             33.8

6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

           o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

           o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

           o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

           o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                                         GMDB                GMIB              TOTAL
                                                                   -----------------   -----------------  -----------------
                                                                                        (IN MILLIONS)

      Balance at January 1, 2004.................................   $         3.5       $        -         $         3.5
         Impact of adoption of SOP 03-1..........................            (2.8)               0.1                (2.7)
         Paid guarantee benefits.................................            (3.0)               -                  (3.0)
         Other changes in reserve ...............................             3.3                -                   3.3
                                                                   -----------------   -----------------  -----------------
      Balance at December 31, 2004...............................             1.0                0.1                 1.1
         Paid guarantee benefits ................................            (2.9)               -                  (2.9)
         Other changes in reserve................................             2.6                0.1                 2.7
                                                                   -----------------   -----------------  -----------------
      Balance at December 31, 2005...............................             0.7                0.2                 0.9
         Paid guarantee benefits.................................            (2.2)               -                  (2.2)
         Other changes in reserve ...............................             2.2                0.2                 2.4
                                                                   -----------------   -----------------  -----------------
      Balance at December 31, 2006...............................   $         0.7       $        0.4       $         1.1
                                                                   =================   =================  =================

      Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                               ----------------
                                                                 (IN MILLIONS)

      Balance at January 1, 2004..........................      $        -
        Impact of adoption of SOP 03-1....................              (0.3)
        Paid guarantee benefits...........................               2.9
        Other changes in reserve..........................              (3.5)
                                                               ----------------
      Balance at December 31, 2004........................      $       (0.9)
        Paid guarantee benefits...........................              (0.1)
        Other changes in reserve..........................               1.2
                                                               ----------------
      Balance at December 31, 2005........................               0.2
        Paid guarantee benefits...........................              (0.1)
        Other changes in reserve..........................               0.5
                                                               ----------------
      Balance at December 31, 2006........................      $        0.6
                                                               ================

      The December 31, 2006 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                PREMIUM        RATCHET        ROLL-UP        COMBO          TOTAL
                                            -------------  ------------    -------------  ----------      ----------
                                                                           (IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
             General Account...........     $     170      $      272           N/A       $       31      $      473
             Separate Accounts.........     $     793      $     1,416          N/A       $      172      $     2,381
        Net amount at risk, gross......     $      8       $      174           N/A       $       52      $       234
        Net amount at risk, net of
          amounts reinsured............     $      8       $       96           N/A       $        -      $       104
        Average attained age of
          contractholders..............          61.6            61.6           N/A             60.5            61.5
        Percentage of contractholders
          over age 70..................          18.7%          17.1%           N/A             13.2%           17.6%
        Contractually specified
          interest return rates.......            N/A             N/A           N/A              5.0%

      GMIB:
      -----
        Account values invested in:
             General Account...........           N/A             N/A      $     31            N/A        $       31
             Separate Accounts.........           N/A             N/A      $    172            N/A        $      172
        Net amount at risk, gross......           N/A             N/A      $     -             N/A        $       -
        Net amount at risk, net of
          amounts reinsured............           N/A             N/A      $     -             N/A        $       -
        Weighted average years
          remaining until earliest
          annuitization...............            N/A             N/A           5.7            N/A               5.7
        Contractually specified
          interest return rates.......            N/A             N/A           5.0%           N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,       December 31,
                                                      2006               2005
                                                 ----------------  ------------------
                                                            (IN MILLIONS)
      GMDB:
      -----
         Equity.................................  $    1,911        $    2,054
         Fixed income...........................         332               400
         Balanced...............................          55                62
         Other..................................          83                94
                                                 ----------------  ------------------
         Total..................................  $    2,381        $    2,610
                                                 ================  ==================

      GMIB:
      -----
         Equity.................................  $      136        $      127
         Fixed income...........................          28                33
         Balanced...............................           3                 3
         Other..................................           5                 5
                                                 ----------------  ------------------
         Total..................................  $      172        $      168
                                                 ================  ==================

      C) Variable and Interest-sensitive Life Insurance Policies - No Lapse
         ------------------------------------------------------------------
         Guarantee
         ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2006 and 2005, MLOA had liabilities of $0.5 million and $0.1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

7)    REINSURANCE

      During the Predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      During 2006, MLOA reinsured most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate, which is a wholly-owned subsidiary of AXA Financial, up to a combined maximum of $25.0 million on single-life policies and $30.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable universal life product are being reinsured on a 90% first dollar quota share basis through AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $136.2 million and $106.2 million, of which $63.0 million and $51.3 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:


                                                         YEAR            Year        Six Months        Six Months
                                                        ENDED           Ended           Ended             Ended
                                                     DECEMBER 31,    December 31,    December 31,        June 30,
                                                         2006           2005             2004              2004
                                                    -----------      -----------     ------------      -----------
                                                    (SUCCESSOR)      (Successor)     (Successor)      (Predecessor)
                                                                            (IN MILLIONS)

      Direct premiums............................   $      89.0      $      93.4       $      44.8      $      37.7
      Reinsurance assumed from USFL..............           -                -                59.2             53.2
      Reinsurance ceded..........................         (39.1)           (39.6)            (19.0)           (13.5)
                                                    -----------      -----------       -----------      -----------
      Premiums...................................   $      49.9      $      53.8       $      85.0      $      77.4
                                                    ===========      ===========       ===========      ===========

      Universal Life and Investment-type
         Product Policy Fee Income Ceded.........   $      31.6      $      33.9       $      22.7      $      15.9
                                                    ===========      ===========       ===========      ===========
      Policyholders' Benefits Ceded..............   $      65.0      $      57.9       $      24.0      $      10.8
                                                    ===========      ===========       ===========      ===========


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable (Successor Period) and MONY Life (Predecessor Period), personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $49.6 million, $74.7 million, $54.1 million and $88.7 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. At December 31, 2006, MLOA reported a $5.4 million payable to AXA Equitable and at December 31, 2005 a $6.3 million receivable from AXA Equitable in connection with its service agreement.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.3 million, $2.4 million, $2.5 million, and $3.0 million for the full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, related to these agreements.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable and universal life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gains on the recaptures of the term life reinsurance from USFL of $9.0 million ($5.9 million net of income taxes).

      As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million net of income taxes).

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding,

      MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement.

      The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                    Year            Six Months          Six Months
                                                                    Ended             Ended                Ended
                                                                 December 31,       December 31,          June 30,
                                                                     2005               2004                2004
                                                               --------------       ------------         -----------
                                                                  (Successor)       (Successor)         (Predecessor)
                                                                                   (In Millions)
      REVENUES:
      Universal life and investment-type
          product policy fee income........................... $         19.9        $      7.8          $      7.3
      Premiums................................................             -               59.2                53.2
      Other (loss) income.....................................           (0.2)             16.2                (4.6)
                                                               --------------        -----------         -----------
          Total revenues......................................           19.7              83.2                55.9
                                                               --------------        -----------         -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits.................................           10.5              53.2                40.7
      Interest credited to policyholders' account balances....            6.1               2.6                 2.3
      Amortization of deferred policy acquisition costs and
          value of business acquired..........................            2.4               6.0                 8.7
      Capitalization of deferred policy acquisition costs ....          (14.0)            (34.9)              (33.4)
      Commissions.............................................           14.2              43.4                44.3
                                                               --------------        -----------         -----------
          Total benefits and other deductions.................           19.2              70.3                62.6
                                                               --------------        -----------         -----------
      Earnings (Loss) Before Income Taxes..................... $          0.5        $     12.9          $     (6.7)
                                                               ==============        ===========         ===========


     The following table presents the impact on MLOA's assets and liabilities of the recaptures of reinsurance from USFL:

                                                                           December 31,
                                                                               2005
                                                                      --------------------
                                                                           (In Millions)
      ASSETS
      Fixed maturities..............................................  $         -
      Cash and cash equivalents.....................................           12.2
      Accrued investment income.....................................            -
      Deferred policy acquisition costs.............................          (20.1)
      VOBA..........................................................          (12.8)
      Other assets..................................................           (1.6)
                                                                      --------------------
          Total assets..............................................  $       (22.3)
                                                                      --------------------

      LIABILITIES
      Future policy benefits........................................  $       (26.5)
      Other liabilities.............................................            3.6
      Income taxes payable..........................................            0.2
                                                                      --------------------
          Total liabilities.........................................          (22.7)
                                                                      --------------------
      Net Impact of Recapture of Reinsurance From USFL..............  $         0.4
                                                                      ====================

      At December 31, 2005 MLOA recorded payables of $3.1 million to USFL in connection with the MODCO agreement.

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in (losses) income of $(1.4) million, $7.1 million and $(4.6) million for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $30.6 million and $33.8 million at December 31, 2006 and 2005, respectively.

9)    SHARE-BASED COMPENSATION

      For the full year 2006, MLOA recognized $2.7 million, of compensation costs under SFAS No. 123(R) for employee stock options, including $0.8 million, resulting from unvested awards at January 1, 2006.

      Prior to adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of operations in the full year 2005. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by MLOA under the fair-value-based method of SFAS No. 123. These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods, and do not include estimates of pre-vesting forfeitures.

                                                                          AXA Financial
                                                                              Group                  MONY
                                                                          -------------           ------------
                                                                              Year                 Six Months
                                                                              Ended                  Ended
                                                                           December 31,             June 30,
                                                                              2005                    2004
                                                                          -------------           ------------
                                                                           (Successor)            (Predecessor)
                                                                                      (In Millions)

           Net earnings (loss) as reported...............................   $    41.3             $  (11.0)
           Less: total stock-based employee compensation expense
               determined under fair value method for all awards,
               net of income taxes.......................................        (1.6)                (1.9)
                                                                            -----------           ------------
           Pro Forma Net Earnings (Loss).................................   $    39.7             $  (12.9)
                                                                            ===========           ============


      As of December 31, 2006, approximately $1.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 2.0 years.

10)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follow:

                                                        YEAR                Year        Six Months       Six Months
                                                       ENDED               Ended          Ended            Ended
                                                     DECEMBER 31,        December 31,   December 31,     June 30,
                                                        2006                2005           2004            2004
                                                    -------------        ------------   ------------   -------------
                                                     (SUCCESSOR)         (Successor)     (Successor)   (Predecessor)
                                                                                  (IN MILLIONS)

        Fixed maturities..........................  $       113.3        $      107.1    $      45.8     $     51.8
        Mortgage loans on real estate.............           23.7                25.2           16.0           16.0
        Policy loans..............................            6.3                 6.0            3.0            2.9
        Other investment income...................            4.0                 4.4            2.1           (0.9)
                                                    -------------        ------------    -----------     ----------
          Gross investment income.................          147.3               142.7           66.9           69.8

        Investment expenses.......................           (5.9)               (7.7)          (4.1)          (5.5)
                                                    -------------        ------------    -----------     ----------

        Net Investment Income.....................  $       141.4        $      135.0    $      62.8    $      64.3
                                                    =============        ============    ===========    ===========

      Investment (losses) gains , net including changes in the valuation allowances, follow:

                                                        YEAR             Year         Six Months      Six Months
                                                        ENDED            Ended          Ended           Ended
                                                     DECEMBER 31,     December 31,    December 31,    June 30,
                                                        2006             2005            2004           2004
                                                    -------------    -------------   -------------  ------------
                                                     (SUCCESSOR)      (Successor)     (Successor)   (Predecessor)
                                                                               (IN MILLIONS)

        Fixed maturities..........................  $        (2.3)    $       (2.2)   $      (4.6)   $      (3.4)
        Mortgage loans on real estate.............            1.1              -              -              2.7
                                                    -------------     ------------    -----------     ----------
        Investment (Losses) Gains, Net............  $        (1.2)    $       (2.2)   $      (4.6)   $      (0.7)
                                                    =============     ============    ===========    ===========

      Writedowns of fixed maturities amounted to $3.7 million, $2.0 million, $5.1 million and $0.9 million for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004.

      For full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $55.9 million, $53.4 million, $48.9 million and $363.1 million. Gross gains of $2.8 million, $1.0 million, $2.1 million and $6.9 million and gross losses of $1.2 million, $1.4 million, $1.3 million and $10.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for full year 2006, full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004 amounted to $(12.4) million, $(50.5) million, $36.1 million and $(41.0) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                   YEAR             Year           Six Months     Six Months
                                                                   ENDED            Ended            Ended          Ended
                                                                DECEMBER 31,     December 31,     December 31,     June 30,
                                                                    2006             2005             2004           2004
                                                               ------------      ------------     -----------    -----------
                                                                (SUCCESSOR)       (Successor)     (Successor)   (Predecessor)
                                                                                         (IN MILLIONS)
      Balance, beginning of period........................     $       (5.6)     $       14.9     $     12.8      $     24.2
      Changes in unrealized investment (losses) gains.....            (12.3)            (50.5)          36.1           (41.5)
      Changes in unrealized investment gains (losses)
        attributable to:
             DAC and VOBA.................................              3.9              18.9          (13.2)           23.9
             Deferred income taxes........................              2.9              11.1           (8.0)            6.2
      Effect of push-down accounting of AXA Financial's
             purchase price on MLOA's net assets..........              -                 -            (12.8)            -
                                                               ------------      ------------     -----------     -----------
      Balance, end of period..............................     $      (11.1)     $       (5.6)    $     14.9      $     12.8
                                                               ============      ============     ===========     ===========

      Balance, end of period comprises:
         Unrealized investment (losses) gains on
           fixed maturities...............................     $      (26.7)     $      (14.4)    $     36.1      $     43.5
         Amounts of unrealized investment gains (losses)
           attributable to:
           DAC and VOBA...................................              9.6               5.7          (13.2)          (23.9)
           Deferred income taxes..........................              6.0               3.1           (8.0)           (6.8)
                                                               ------------      ------------     -----------     -----------
      Balance, end of period..............................     $      (11.1)     $       (5.6)    $     14.9      $     12.8
                                                               ============      ============     ===========     ===========

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

11)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                          YEAR               Year           Six Months        Six Months
                                                          ENDED             Ended             Ended             Ended
                                                       DECEMBER 31,       December 31,     December 31,        June 30,
                                                          2006               2005              2004              2004
                                                      -------------       -----------      -----------       -----------
                                                       (SUCCESSOR)        (Successor)      (Successor)      (Predecessor)
                                                                                     (IN MILLIONS)
      Income tax expense (benefit):
      Current expense (benefit).....................  $        10.7       $      2.5       $       -         $    (29.3)
      Deferred expense..............................            6.6             14.2              12.4             18.8
                                                      -------------       -----------      -----------       -----------
      Total.........................................  $        17.3       $      16.7      $      12.4       $    (10.5)
                                                      =============       ===========      ===========       ===========

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                          YEAR               Year          Six Months        Six Months
                                                          ENDED             Ended            Ended             Ended
                                                       DECEMBER 31,      December 31,     December 31,        June 30,
                                                          2006               2005             2004              2004
                                                      -------------      -------------    ------------      ------------
                                                       (SUCCESSOR)        (Successor)      (Successor)      (Predecessor)
                                                                                     (IN MILLIONS)
      Tax at statutory rate........................    $      19.8        $      20.3      $     13.6        $    (8.9)
      Dividends received deduction.................           (2.7)              (3.7)           (1.2)            (1.6)
      Other........................................            0.2                0.1             -                -
                                                       ------------       ------------     -----------       -----------
      Income Tax Expense (Benefit).................    $      17.3        $      16.7      $     12.4        $   (10.5)
                                                       ============       ============     ===========       ===========

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance...............  $     200.6      $        -        $      189.2      $       -
        DAC....................................          1.7               -                35.1              -
        VOBA...................................          -               100.7               -              112.8
        Investments............................          -               163.5               -              153.5
        Tax loss carryforwards.................          -                 -                 5.3              -
        Goodwill and intangibles...............          -                10.7               -                5.2
        Other..................................         12.1               -                 -               15.0
                                                 --------------   ---------------   --------------    --------------
        Total..................................  $     214.4      $      274.9      $      229.6      $     286.5
                                                 ==============   ===============   ==============    ==============

      At December 31, 2006, MLOA had no Federal tax loss carryforwards.

      The Internal Revenue Service ("IRS") is examining MLOA's Federal income tax returns for the years 1998 through June 30, 2004. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of MLOA's returns will have no material adverse effect on MLOA's results of operations or financial position.

12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2005, equity real estate held-for-sale was $1.6 million and was included in Other assets.

13)   OTHER COMPREHENSIVE (LOSS) INCOME

      The components of other comprehensive (loss) income for the past three years follow:

                                                          YEAR                Year           Six Months        Six Months
                                                          ENDED              Ended             Ended              Ended
                                                       DECEMBER 31,        December 31,     December 31,        June 30,
                                                          2006                2005              2004              2004
                                                      -------------       -------------    -------------    -------------
                                                       (SUCCESSOR)         (Successor)      (Successor)     (Predecessor)
                                                                                    (IN MILLIONS)

       Net unrealized (losses) gains on investments:
          Net unrealized (losses) gains arising
             during the period....................... $      (12.3)        $    (50.5)      $     36.3        $    (41.7)
          Losses (gains) reclassified into net
             earnings during the period..............           -                 -               (0.2)              0.2
                                                      -------------        -----------      -----------       -----------
       Net unrealized (losses) gains on investments..        (12.3)             (50.5)            36.1             (41.5)
       Adjustments for DAC and VOBA and
           deferred income taxes.....................          6.8               30.0            (21.2)             30.1
                                                      -------------        -----------      -----------       -----------
       Total Other Comprehensive (Loss) Income....... $       (5.5)        $    (20.5)      $     14.9        $    (11.4)
                                                      =============        ===========      ===========       ===========


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $6.6 million in commitments under existing mortgage loan agreements at December 31, 2006.

15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2006, 2005 and 2004, MLOA's statutory net gain (loss) was $27.7 million, $(5.6) million and $(83.4) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $320.1 million and $269.8 million at December 31, 2006 and 2005, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2006, 2005 and 2004.

      At December 31, 2006, MLOA, in accordance with various government and state regulations, had $6.1 million of securities deposited with such government or state agencies.

      At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                       THREE MONTHS ENDED
                                            ---------------------------------------------------------------------
                                              MARCH 31,          JUNE 30,        SEPTEMBER 30,       DECEMBER 31,
                                            ---------------   ---------------   ----------------   --------------
                                                                         (IN MILLIONS)
        2006
        ----
        Total Revenues...................... $       90.7      $      86.0       $       92.3       $       86.6
                                             ============      ===========       ============       ============
        Earnings from Continuing
          Operations........................ $       11.0      $      13.4       $       11.6       $        3.4
                                             ============      ===========       ============       ============
        Net Earnings........................ $       11.0      $      13.4       $       12.3       $        3.4
                                             ============      ===========       ============       ============

        2005 (1)(2)
        -----------
        Total Revenues...................... $       99.6      $     101.9       $      100.7       $       74.7
                                             ============      ===========       ============       ============

        (Loss) Earnings from Continuing
          Operations........................ $       (0.1)     $      13.5       $        7.7       $       20.2
                                             ============      ===========       ============       ============
        Net (Loss) Earnings................. $       (0.1)     $      13.5       $        7.7       $       20.2
                                             ============      ===========       ============       ============

      (1) Results for the three months ended December 31, 2005 include the net gain of $0.4 million recorded from the recapture by USFL of all of the universal life policies that had previously been assumed by MLOA under its MODCO agreement with USFL and the net gain of $1.9 million from the unwinding of the MODCO transactions related to level premium term life insurance issued during the first nine months of 2005 under MLOA's MODCO agreement with USFL (see Note 8 of Notes to Financial Statements).

      (2) Results for the three months ended December 31, 2005 include recorded adjustments related to prior quarters' inter-company expense allocations and DAC capitalization. The effect of these adjustments was to increase net income for the period by $7.1 million. Net earnings for each of the three months ended March 31, June 30 and September 30, 2005 were understated by $2.1 million, $2.1 million and $2.9 million, respectively.

SUPPLEMENT DATED MAY 1, 2007 TO
PROSPECTUSES DATED MAY 1, 2007 FOR

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER

ISSUED BY:

MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain Portfolio substitutions, name changes and sub-adviser changes. The Portfolios discussed below are not available in all policies. As applicable to your policy, please note the following changes:


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGE -- MAY 29, 2007 AND JULY 9, 2007

   A. Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

--------------------------------------------------------------------------------
   Existing Portfolio Name              New Portfolio Name
--------------------------------------------------------------------------------
  EQ/SMALL COMPANY GROWTH               MULTIMANAGER SMALL CAP GROWTH+
--------------------------------------------------------------------------------

   + This Portfolio will also be reorganized as a Portfolio of AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of the Portfolio.

   In addition to the name change shown in the table above, the following change to the Portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:


------------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust -- Class B Shares                                          Investment Manager (or Sub-Adviser(s), as
   (New Trust)                              Objective                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
  MULTIMANAGER SMALL CAP GROWTH             Long-term growth of capital.            o Bear Stearns Asset Management Inc.
                                                                                    o Eagle Asset Management, Inc.
                                                                                    o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------

   B. Effective on or about July 9, 2007, subject to regulatory approval, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

--------------------------------------------------------------------------------
   Existing Portfolio Name              New Portfolio Name
--------------------------------------------------------------------------------
  EQ/TCW EQUITY                         EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------

  In addition to the name change shown in the table above, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below. The following is added under "The Funds" for the New Portfolio, replacing information shown in the Prospectus for the Existing Portfolio listed above:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Investment Manager (or Sub-Adviser(s), as
   EQ ADVISORS TRUST -- Class IB Shares   Objective                             applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. ROWE PRICE GROWTH STOCK           Seeks to achieve long-term capital    o T. Rowe Price Associates, Inc.
                                          appreciation.
------------------------------------------------------------------------------------------------------------------------------------

                                                                          x01640

2. PORTFOLIO SUBSTITUTIONS -- JULY 9, 2007 AND AUGUST 20, 2007

   Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory approval, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the adviser (and sub-adviser, as applicable) for each surviving option. We will move the assets from each replaced option into the corresponding surviving option on the date of the substitution. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. You may transfer your account value among the investment options, as usual. Any transfer fees that otherwise would apply will be waived on transfers out of either Portfolio that you make within 30 days before or after the substitution. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Detailed information about the contract" under "Disruptive transfer activity." Any account value remaining in any replaced option on the substitution date will be transferred to the corresponding surviving option. For more information about these substitutions and for information on how to transfer your account value, please contact the Operations Center referenced in your Prospectus.

   The substitutions of the Fidelity VIP Growth, MFS Mid Cap Growth Series, MFS New Discovery Series, UIF Global Value Equity and UIF U.S. Real Estate Portfolios will occur on or about July 9, 2007. The substitutions of the AIM V.I. Basic Value Fund, AIM V.I. Mid Cap Core Equity Fund, Alger American Balanced, Alger American MidCap Growth, Dreyfus Small Cap Stock Index, Janus Aspen Series Flexible Bond Fund, MFS Total Return, Old Mutual Select Value and Oppenheimer Main Street Fund/VA Portfolios will occur on or about August 20, 2007. The following is added under "The Funds" for the Surviving/New Portfolios, replacing information shown in the Prospectus for the Replaced (current) Portfolios listed below:

------------------------------------------------------------------------------------------------------------------------------------
   Trust(s)                        Trust/Share Class                                               Investment Manager (or
   Replaced (Current) Portfolio    Surviving/New Portfolio     Objective                           Sub-adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
                                   EQ Advisors Trust --
                                   Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. MID CAP CORE EQUITY     EQ/FI MID CAP (CLASS IA      Seeks long-term growth of            o Fidelity Management &
   FUND (SERIES I)                SHARES)                      capital.                               Research Company
------------------------------------------------------------------------------------------------------------------------------------
 ALGER AMERICAN MIDCAP            EQ/VAN KAMPEN MID CAP        Capital growth.                      o Morgan Stanley Investment
   GROWTH (CLASS O SHARES)        GROWTH (CLASS IA SHARES)                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT               EQ/SMALL COMPANY INDEX       Seeks to replicate as closely as     o AllianceBernstein L.P.
   PORTFOLIO--SMALL CAP           (CLASS IA SHARES)            possible (before the deduction of
   STOCK INDEX PORTFOLIO                                       portfolio expenses) the total
   (SERVICE SHARES)                                            return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP GROWTH              EQ/CAPITAL GUARDIAN          Seeks to achieve long-term           o Capital Guardian Trust
   OPPORTUNITIES PORTFOLIO        RESEARCH (CLASS IA SHARES)   growth of capital.                     Company
   (SERVICE CLASS)
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES FLEXIBLE      EQ/JPMORGAN CORE BOND        Seeks to provide a high total        o JPMorgan Investment
   BOND PORTFOLIO (SERVICE        (CLASS IA SHARES)            return consistent with moderate        Management Inc.
   SHARES)                                                     risk to capital and maintenance
                                                               of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
 MFS MID CAP GROWTH SERIES        EQ/VAN KAMPEN MID CAP        Capital growth.                      o Morgan Stanley Investment
   (INITIAL CLASS)                GROWTH (CLASS IA SHARES)                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 MFS NEW DISCOVERY SERIES         EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term           o AllianceBernstein L.P.
   (INITIAL CLASS)                CAP GROWTH (CLASS IA         growth of capital.
                                  SHARES)
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL SELECT VALUE          EQ/ALLIANCEBERNSTEIN VALUE   Seeks capital appreciation.          o AllianceBernstein L.P.
   PORTFOLIO                      (CLASS IA SHARES)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER MAIN STREET          EQ/CAPITAL GUARDIAN          Seeks to achieve long-term           o Capital Guardian Trust
   FUND/VA (SERVICE CLASS)        RESEARCH (CLASS IA SHARES)   growth of capital.                     Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Trust(s)                         Trust/Share Class                                                  Investment Manager (or
Replaced (Current) Portfolio     Surviving/New Portfolio            Objective                        Sub-adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  UIF U.S. REAL ESTATE (SHARE    EQ/VAN KAMPEN REAL ESTATE          Seeks to provide above average   o Morgan Stanley Investment
    CLASS I)                     (CLASS IA SHARES)                  current income and long-term       Management, Inc.
                                                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                                 EQ Advisors Trust --
                                 Class IB Shares
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. BASIC VALUE FUND      EQ/BLACKROCK BASIC VALUE           Seeks capital appreciation and   o BlackRock Investment
    (SERIES I)                   EQUITY (CLASS IB SHARES)           secondarily, income.               Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                 Fidelity(R) Variable Insurance
                                 Products (VIP) --
                                 Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  FIDELITY VIP GROWTH            FIDELITY VIP CONTRAFUND(R)         Seeks long-term capital          o Fidelity Management &
    PORTFOLIO (SERVICE CLASS)    (SERVICE CLASS)                    appreciation.                      Research Co.
------------------------------------------------------------------------------------------------------------------------------------
                                 Franklin Templeton
                                 Variable Insurance
                                 Products Trust --
                                 Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------------
  ALGER AMERICAN BALANCED        FRANKLIN INCOME SECURITIES         Seeks to maximize income while   o Franklin Advisers, Inc.
    PORTFOLIO (CLASS O SHARES)   FUND (CLASS 2 SHARES)              maintaining prospects for
                                                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  MFS(R) TOTAL RETURN (INITIAL   FRANKLIN INCOME SECURITIES         Seeks to maximize income while     o Franklin Advisers, Inc.
    CLASS)                       FUND (CLASS 2 SHARES)              maintaining prospects for
                                                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
                                 Oppenheimer Variable
                                 Account Funds --
                                 Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  UIF GLOBAL VALUE EQUITY        OPPENHEIMER GLOBAL                 Seeks long-term capital            o Oppenheimer Capital, LLC
    (SHARE CLASS I)              SECURITIES/VA (SERVICE CLASS)      appreciation.
------------------------------------------------------------------------------------------------------------------------------------



3. PORTFOLIO OPERATING EXPENSES

   The following is added under "Annual Portfolio Operating Expenses for the Year Ended December 31, 2006", replacing the information shown for the Existing and Replaced Portfolios listed above:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired         Total                     Net Total
                                                                              Fund Fees       Annual       Fee Waivers     Annual
                                                                                 and         Expenses        and/or       Expenses
                                                                               Expenses       (Before        Expense       (After
                                             Management   12b-1    Other     (Underlying      Expense      Reimburse-     Expense
 Portfolio Name                                 Fees      Fees    Expenses   Portfolios)    Limitations)     ments(5)   Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
 Multimanager Small Cap Growth Portfolio++  1.05%       0.25%     0.23%           --       1.53%             --         1.53%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Small Cap Growth
    Portfolio                                0.74%         --      0.13%           --       0.87%             --         0.87%
  EQ/AllianceBernstein Value Portfolio       0.60%         --      0.13%           --       0.73%          (0.03)%       0.70%
  EQ/Capital Guardian Research Portfolio     0.65%         --      0.13%           --       0.78%          (0.08)%       0.70%
  EQ/FI Mid Cap Portfolio                    0.68%         --      0.15%           --       0.83%          (0.08)%       0.75%
  EQ/JPMorgan Core Bond Portfolio            0.44%         --      0.15%           --       0.59%           0.00%        0.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Acquired       Total                     Net Total
                                                                              Fund Fees       Annual     Fee Waivers     Annual
                                                                                 and         Expenses       and/or       Expenses
                                                                               Expenses      (Before       Expense       (After
                                              Management   12b-1     Other   (Underlying     Expense     Reimburse-      Expense
 Portfolio Name                                  Fees      Fees    Expenses  Portfolios)   Limitations)    ments(5)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Small Company Index Portfolio            0.25%         --      0.16%     0.01%         0.42%           0.00%        0.42%
  EQ/Van Kampen Mid Cap Growth Portfolio      0.70%         --      0.23%       --          0.93%          (0.13)%       0.80%
  EQ/Van Kampen Real Estate Portfolio*        0.90%         --      0.13%       --          1.03%          (0.02)%       1.01%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------------------------------------------------
  EQ/BlackRock Basic Value Equity Portfolio   0.55%       0.25%     0.14%       --          0.94%             --         0.94%
  EQ/T. Rowe Price Growth Stock Portfolio++   0.78%       0.25%     0.14%       --          1.17%          (0.02)%       1.15%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) Variable Insurance
  Products (VIP) -- Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio                     0.57%       0.10%     0.09%       --          0.76%           0.00%        0.76%
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton Variable Insurance
  Products Trust -- Class 2 Shares
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund             0.46%       0.25%     0.01%       --          0.72%             --         0.72%
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Variable Account
  Funds -- Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA       0.62%       0.25%     0.04%       --          0.91%           0.00%        0.91%
------------------------------------------------------------------------------------------------------------------------------------

   ++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.

   * This is a newly created portfolio of EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.

   -------------------------------------------

   5. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of EQ Advisors Trust and Fidelity(R) Variable Insurance Products (VIP) is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
  EQ/AllianceBernstein Small Cap Growth Portfolio               0.86%
  EQ/AllianceBernstein Value Portfolio                          0.69%
  EQ/Capital Guardian Research Portfolio                        0.69%
  EQ/FI Mid Cap Portfolio                                       0.72%
  EQ/Van Kampen Mid Cap Growth Portfolio                        0.76%
--------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products (VIP)
--------------------------------------------------------------------------------
  Contrafund(R) Portfolio                                       0.75%
--------------------------------------------------------------------------------

                          MONY Life Insurance Company
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

                                     PART C

                                OTHER INFORMATION

      Item 26.   Exhibits

(a)  Board of Directors Resolutions.

     1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts.

     1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp., incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     2) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

     3) Specimen commission schedule (Career Contract Schedule), incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001

     4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

     8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

     9) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

(d)  Contracts.

     1) Specimen form of policy, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

     2) Form of Term Life Term Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

     3) Form of Additional Term Life Insurance Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.


     4) Form of Enhanced Maturity Extension Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.


     5) Form of Maturity Extension Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

     6) Form of Spouse's Yearly Renewable Term Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

     7) Form of Accidental Death and Dismemberment Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

     8) Form of Purchase Option Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

     9) Form of Waiver of Monthly Deduction Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    10) Form of Waiver of Specified Premiums Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    11) Form of Accelerated Death Benefit Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    12) Form of Children's Term Life Insurance Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

    13) Form of Guaranteed Death Benefit to Age 100 Rider, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

(e)  Applications.

     (1) Form of application for Life Insurance, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

     (2) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     2) By-Laws of MONY Life Insurance Company of America (as Amended July 22,
        2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)  Reinsurance Contracts.

     1) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005

     2) Automatic Bulk YRT Non-Refund Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

h.   Participation Agreements.

     1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

        (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

     2) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

     3) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

     4) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     5) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

     6) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

         (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

     7) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

     8) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

         (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

     9) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

         (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(i)  Administrative Contracts.

     1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company, incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(j)  Other Material Contracts.

     1) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     2) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     3) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     4) Power of Attorney for Bruce W. Calvert, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     5) Power of Attorney for Henri de Castries, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     6) Power of Attorney for Denis Duverne, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     7) Power of Attorney for Mary R. (Nina) Henderson, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     8) Power of Attorney for James F. Higgins, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     9) Power of Attorney for W. Edwin Jarmain, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

    10) Power of Attorney for Christina Johnson, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     11) Power of Attorney for Scott D. Miller, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     12) Power of Attorney for Joseph H. Moglia, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     13) Power of Attorney for Peter J. Tobin, Director, incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

     14) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-6 (File No. 333-72596) filed on April 25, 2006.

     15) Powers of Attorney, filed herewith.

(k)  Legal Opinion.

     1) Opinion and consent of Dodie Kent, Esq., incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-6 (333-72596), filed on April 28, 2005.

     2) Opinion and Consent of Dodie Kent Vice President and Associate General Counsel, filed herewith.

(l)  Actuarial Opinion.  Not applicable.

(m) Calculations, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

(n)  Other Opinions.

     1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, filed herewith.

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p)  Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption, incorporated herein by reference to post-effective amendment no. 4 to registration statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

Item 27.  Directors and Officers of the Depositor

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

     Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     The AXA Organizational Charts 2006 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

     Item 29.  Indemnification

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         AXA Advisors and AXA Distributors, both affiliates of AXA
Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer


     (c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)                       (2)              (3)             (4)           (5)
  NAME OF              NET UNDERWRITING
 PRINCIPAL              DISCOUNTS AND    COMPENSATION ON     BROKERAGE
UNDERWRITER              COMMISSIONS      ON REDEMPTION     COMMISSIONS   COMPENSATION
----------------------------------------------------------------------------------------
MSC                          N/A               N/A              N/A            N/A
AXA Advisors, LLC            N/A               N/A              N/A            N/A
AXA Distributors, LLC    $5,567,870            N/A              N/A            N/A

             Item 31.    Location of Accounts and Records

             All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

             Item 32.    Management Services

             All management contracts are discussed in Part A or Part B.

             Item 33.    Fee Representation

             MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2007.




                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2007.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Richard Dziadzio                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2007

                                  EXHIBIT INDEX

EXHIBITS                                                           TAG VALUES
--------                                                           ----------
(j)(15)           Powers of Attorney                                EX-99.j(15)

(k)(2)            Opinion and consent of Dodie Kent                 EX-99.k(2)

(n)(1)            Consent of PricewaterhouseCoopers LLP,            EX-99.n(1)
                  independent registered public accounting firm.